UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21265

                         PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                     Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                     Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2016

2016 Semi-Annual Report to Shareholders

DWAQ	PowerShares DWA NASDAQ Momentum Portfolio

PWC	PowerShares Dynamic Market Portfolio

PRF	PowerShares FTSE RAFI US 1000 Portfolio

PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

2

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	32.6
Health Care	21.9
Consumer Discretionary	20.7
Financials	11.2
Industrials	7.3
Energy	2.1
Consumer Staples	1.8
Materials	1.6
Real Estate	0.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—20.7%
868	Amazon.com, Inc.(b)	$685,564
1,522	Charter Communications, Inc., Class A(b)	380,332
4,714	China Lodging Group Ltd. ADR (China)	202,749
3,084	Dorman Products, Inc.(b)	198,116
33,747	Groupon, Inc., Class A(b)	134,650
2,435	Jack in the Box, Inc.	228,232
5,450	Liberty Ventures, Series A(b)	217,455
5,724	LKQ Corp.(b)	184,771
7,391	Nutrisystem, Inc.	234,295
2,298	O’Reilly Automotive, Inc.(b)	607,683
10,993	Papa John’s International, Inc.	829,422
2,070	Pool Corp.	191,641
720	Priceline Group, Inc. (The)(b)	1,061,446
10,816	Ross Stores, Inc.	676,433
8,331	Smith & Wesson Holding Corp.(b)	220,188
5,332	Texas Roadhouse, Inc.	216,053
877	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	213,409
5,262	Universal Electronics, Inc.(b)	369,129

		6,851,568

	Consumer Staples—1.8%
1,955	J & J Snack Foods Corp.	238,804
1,277	Monster Beverage Corp.(b)	184,322
26,145	SunOpta, Inc. (Canada)(b)	173,864

		596,990

	Energy—2.1%
3,639	Diamondback Energy, Inc.(b)	332,204
9,592	Golar LNG Partners LP (United Kingdom)	197,212
2,892	PDC Energy, Inc.(b)	177,366

		706,782

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—11.2%
5,422	Ameris Bancorp	$196,819
11,868	Arch Capital Group Ltd. (Bermuda)(b)	925,348
5,662	Eagle Bancorp, Inc.(b)	278,287
36,025	EZCORP, Inc., Class A(b)	351,244
7,331	First Merchants Corp.	206,368
15,696	Grupo Financiero Galicia SA, Class B ADR (Argentina)	488,773
8,909	Home BancShares, Inc.	191,632
5,380	MarketAxess Holdings, Inc.	811,089
4,761	Pinnacle Financial Partners, Inc.	245,668

		3,695,228

	Health Care—21.9%
5,688	ABIOMED, Inc.(b)	597,183
6,982	Accelerate Diagnostics, Inc.(b)	148,367
3,381	Align Technology, Inc.(b)	290,495
1,792	Atrion Corp.	786,957
7,028	Clovis Oncology, Inc.(b)	204,374
8,544	DexCom, Inc.(b)	668,483
20,858	Exact Sciences Corp.(b)	324,968
58,111	Exelixis, Inc.(b)	615,395
6,045	Henry Schein, Inc.(b)	901,914
2,853	ICON PLC(b)	229,039
5,117	IDEXX Laboratories, Inc.(b)	548,235
2,109	Integra LifeSciences Holdings Corp.(b)	167,687
13,850	Lexicon Pharmaceuticals, Inc.(b)	205,395
3,690	Masimo Corp.(b)	202,950
5,451	Natus Medical, Inc.(b)	214,497
9,452	Nektar Therapeutics, Class A(b)	117,205
3,155	Neogen Corp.(b)	166,237
4,544	NuVasive, Inc.(b)	271,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
7,537	Spectranetics Corp. (The)(b)	$163,553
2,295	TESARO, Inc.(b)	277,420
2,722	VCA, Inc.(b)	167,294

		7,269,061

	Industrials—7.3%
6,860	AAON, Inc.	205,457
4,755	American Woodmark Corp.(b)	355,198
5,707	Chart Industries, Inc.(b)	158,312
1,642	Cintas Corp.	175,152
6,085	Gibraltar Industries, Inc.(b)	236,707
4,773	Middleby Corp. (The)(b)	535,101
3,990	Multi-Color Corp.	259,051
11,544	SkyWest, Inc.	348,052
1,781	Universal Forest Products, Inc.	153,148

		2,426,178

	Information Technology—32.6%
4,773	Activision Blizzard, Inc.	206,050
1,746	Adobe Systems, Inc.(b)	187,712
4,487	Advanced Energy Industries, Inc.(b)	214,030
20,399	Amkor Technology, Inc.(b)	189,099
3,334	Broadcom Ltd. (Singapore)	567,713
3,905	BroadSoft, Inc.(b)	162,253
9,517	Cadence Design Systems, Inc.(b)	243,445
1,941	Cimpress NV (Netherlands)(b)	161,588
5,368	Cirrus Logic, Inc.(b)	289,765
1,670	Coherent, Inc.(b)	173,880
1,173	CoStar Group, Inc.(b)	219,492
9,415	Ebix, Inc.	527,240
6,118	Electronic Arts, Inc.(b)	480,385
3,962	Electronics for Imaging, Inc.(b)	168,504
4,045	Facebook, Inc., Class A(b)	529,854
7,370	Finisar Corp.(b)	201,791
1,951	Fiserv, Inc.(b)	192,134
2,522	InterDigital, Inc.	178,179
6,110	Intuit, Inc.	664,401
2,136	Jack Henry & Associates, Inc.	173,059
3,335	Littelfuse, Inc.	465,232
9,520	Logitech International SA (Switzerland)	230,860
4,165	LogMeIn, Inc.	395,675
968	MercadoLibre, Inc. (Argentina)	162,634
5,137	Monolithic Power Systems, Inc.	404,847
1,831	NetEase, Inc. ADR (China)	470,549
5,348	NVIDIA Corp.	380,564
4,338	NXP Semiconductors NV (Netherlands)(b)	433,800
6,892	Orbotech Ltd. (Israel)(b)	188,841
6,470	Proofpoint, Inc.(b)	507,119
2,499	SINA Corp. (China)(b)	180,278
2,961	Stamps.com, Inc.(b)	288,846
7,395	Take-Two Interactive Software, Inc.(b)	328,264
3,018	Ultimate Software Group, Inc. (The)(b)	636,768

		10,804,851

	Materials—1.6%
17,316	Pan American Silver Corp. (Canada)	277,576
3,455	Royal Gold, Inc.	237,773

		515,349

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate—0.8%
701	Equinix, Inc. REIT	$250,453

	Total Common Stocks and Other Equity Interests (Cost $30,017,119)	33,116,460

	Money Market Fund—0.2%
74,386	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $74,386)	74,386

	Total Investments (Cost $30,091,505)—100.2%	33,190,846
	Other assets less liabilities—(0.2)%	(76,912)

	Net Assets—100.0%	$33,113,934

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Market Portfolio (PWC)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	22.0
Financials	13.8
Health Care	13.6
Consumer Discretionary	12.9
Industrials	11.0
Consumer Staples	9.9
Energy	7.8
Utilities	3.3
Materials	3.2
Telecommunication Services	2.5
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.9%
28,360	American Eagle Outfitters, Inc.	$483,254
983	Cable One, Inc.	566,935
43,850	Caesars Acquisition Co., Class A(b)	510,853
6,217	Children’s Place, Inc. (The)	472,181
5,306	Cooper-Standard Holding, Inc.(b)	484,279
5,246	Drew Industries, Inc.	469,779
60,809	Garmin Ltd.	2,940,723
33,911	Intrawest Resorts Holdings, Inc.(b)	556,480
7,071	Murphy USA, Inc.(b)	486,343
6,990	Papa John’s International, Inc.	527,396
48,448	Ross Stores, Inc.	3,029,938
38,985	TJX Cos., Inc. (The)	2,875,144
11,318	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,754,122
7,405	Visteon Corp.	522,867

		16,680,294

	Consumer Staples—9.9%
27,682	Constellation Brands, Inc., Class A	4,626,216
4,675	JM Smucker Co. (The)	613,874
11,193	Nu Skin Enterprises, Inc., Class A	690,048
7,743	Post Holdings, Inc.(b)	590,249
12,565	Sysco Corp.	604,628
8,734	Tyson Foods, Inc., Class A	618,804
10,785	Universal Corp.	584,547
64,789	Wal-Mart Stores, Inc.	4,536,526

		12,864,892

	Energy—7.8%
30,972	Alliance Holdings GP LP	940,310
69,428	Baker Hughes, Inc.	3,846,311

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
9,713	EQT Midstream Partners LP	$727,212
101,873	National Oilwell Varco, Inc.	3,270,123
294,413	Seadrill Ltd. (United Kingdom)(b)	627,100
76,308	Transocean Ltd.(b)(c)	733,320

		10,144,376

	Financials—13.8%
28,464	Aflac, Inc.	1,960,316
24,899	Ambac Financial Group, Inc.(b)	459,386
26,019	American Equity Investment Life Holding Co.	466,521
16,290	Assured Guaranty Ltd.	486,908
27,019	Cincinnati Financial Corp.	1,912,405
18,666	Fidelity & Guaranty Life	412,518
101,178	Genworth Financial, Inc., Class A(b)	418,877
19,024	Green Dot Corp., Class A(b)	422,333
44,746	Lincoln National Corp.	2,196,581
23,432	MSCI, Inc.	1,879,012
2,302	National Western Life Group, Inc., Class A	495,851
10,248	Piper Jaffray Cos.(b)	579,524
11,768	Popular, Inc.	427,178
43,291	Principal Financial Group, Inc.	2,363,689
4,238	Reinsurance Group of America, Inc.	457,111
61,660	TrustCo Bank Corp. NY	431,620
19,001	Universal Insurance Holdings, Inc.	404,721
60,044	Unum Group	2,125,558

		17,900,109

	Health Care—13.6%
5,449	Align Technology, Inc.(b)	468,178
23,237	American Renal Associates Holdings, Inc.(b)	410,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Market Portfolio (PWC) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
68,316	Baxter International, Inc.	$3,251,158
28,036	Edwards Lifesciences Corp.(b)	2,669,588
11,472	Five Prime Therapeutics, Inc.(b)	556,736
22,887	HMS Holdings Corp.(b)	482,229
4,031	ICU Medical, Inc.(b)	561,518
4,563	IDEXX Laboratories, Inc.(b)	488,880
27,138	Johnson & Johnson	3,147,737
6,665	Mallinckrodt PLC(b)	394,968
8,663	Masimo Corp.(b)	476,465
18,110	Medpace Holdings, Inc.(b)	525,552
7,944	Mettler-Toledo International, Inc.(b)	3,210,012
9,167	Molina Healthcare, Inc.(b)	498,777
4,425	WellCare Health Plans, Inc.(b)	502,282

		17,644,445

	Industrials—11.0%
16,844	Chart Industries, Inc.(b)	467,253
87,190	Delta Air Lines, Inc.	3,641,926
42,269	Energy Recovery, Inc.(b)	516,104
14,934	Greenbrier Cos., Inc. (The)	470,421
11,131	Hawaiian Holdings, Inc.(b)	501,173
19,069	Huntington Ingalls Industries, Inc.	3,076,974
26,007	Kelly Services, Inc., Class A	487,111
6,796	Orbital ATK, Inc.	505,351
18,161	Quad Graphics, Inc., Class A	431,505
66,901	United Continental Holdings, Inc.(b)	3,761,843
35,563	Wabash National Corp.(b)	400,084

		14,259,745

	Information Technology—22.0%
17,171	Advanced Energy Industries, Inc.(b)	819,057
130,779	Applied Materials, Inc.	3,803,053
30,946	Benchmark Electronics, Inc.(b)	778,292
15,089	Dolby Laboratories, Inc., Class A	718,086
19,221	Fabrinet (Thailand)(b)	729,629
31,299	Facebook, Inc., Class A(b)	4,099,856
5,910	Fair Isaac Corp.	713,219
51,562	Five9, Inc.(b)	738,368
269,841	HP, Inc.	3,909,996
10,842	InterDigital, Inc.	765,987
63,019	NVIDIA Corp.	4,484,432
28,798	PC Connection, Inc.	668,402
28,344	Sanmina Corp.(b)	783,712
10,308	Tech Data Corp.(b)	793,922
55,537	Texas Instruments, Inc.	3,934,796
53,384	Vishay Intertechnology, Inc.	752,714

		28,493,521

	Materials—3.2%
76,679	Newmont Mining Corp.	2,840,190
7,583	Trinseo SA	397,728
18,476	Westlake Chemical Partners LP	389,844
10,254	Worthington Industries, Inc.	481,938

		4,109,700

	Telecommunication Services—2.5%
27,834	AT&T, Inc.	1,024,013
11,205	CenturyLink, Inc.	297,829

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services (continued)
13,369	Consolidated Communications Holdings, Inc.	$319,920
24,700	T-Mobile US, Inc.(b)	1,228,331
38,882	Windstream Holdings, Inc.	305,224

		3,175,317

	Utilities—3.3%
11,227	MGE Energy, Inc.	656,218
23,910	NextEra Energy, Inc.	3,060,480
25,838	NiSource, Inc.	600,992

		4,317,690

	Total Common Stocks and Other Equity Interests (Cost $123,363,772)	129,590,089

	Money Market Fund—0.0%
63,559	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $63,559)	63,559

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $123,427,331)—100.0%	129,653,648

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
600,926	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $600,926)	600,926

	Total Investments (Cost $124,028,257)—100.5%	130,254,574
	Other assets less liabilities—(0.5)%	(680,884)

	Net Assets—100.0%	$129,573,690

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	19.4
Information Technology	13.6
Energy	13.5
Industrials	10.5
Consumer Discretionary	10.0
Health Care	9.6
Consumer Staples	8.7
Utilities	4.6
Materials	4.2
Telecommunication Services	3.1
Real Estate	2.8
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.0%
31,244	Abercrombie & Fitch Co., Class A	$456,475
6,699	Adient PLC(b)	304,872
8,742	Advance Auto Parts, Inc.	1,224,579
15,014	Amazon.com, Inc.(b)	11,858,358
33,691	American Axle & Manufacturing Holdings, Inc.(b)	603,743
69,993	American Eagle Outfitters, Inc.	1,192,681
123,953	Apollo Education Group, Inc., Class A(b)	1,089,547
54,832	Aramark	2,041,395
11,332	Asbury Automotive Group, Inc.(b)	577,365
99,747	Ascena Retail Group, Inc.(b)	487,763
18,494	Autoliv, Inc. (Sweden)(c)	1,789,849
32,658	AutoNation, Inc.(b)	1,432,706
2,782	AutoZone, Inc.(b)	2,064,689
56,812	Bed Bath & Beyond, Inc.	2,296,341
152,079	Best Buy Co., Inc.	5,917,394
18,789	Big Lots, Inc.	815,443
46,461	Bloomin’ Brands, Inc.	803,775
49,513	BorgWarner, Inc.	1,774,546
11,350	Brinker International, Inc.(c)	558,874
14,264	Brunswick Corp.	620,484
11,715	Burlington Stores, Inc.(b)	877,922
11,639	Cabela’s, Inc.(b)	717,079
62,525	Caesars Entertainment Corp.(b)(c)	443,928
50,105	CarMax, Inc.(b)(c)	2,502,244
89,549	Carnival Corp.	4,396,856
82,524	CBS Corp., Class B	4,672,509
10,068	Charter Communications, Inc., Class A(b)	2,515,893

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
46,256	Chico’s FAS, Inc.	$539,808
1,994	Chipotle Mexican Grill, Inc.(b)	719,355
25,979	Cinemark Holdings, Inc.	1,033,964
59,501	Coach, Inc.	2,135,491
442,403	Comcast Corp., Class A	27,349,353
17,372	Cooper Tire & Rubber Co.	638,421
21,286	Core-Mark Holding Co., Inc.	752,460
3,334	Cracker Barrel Old Country Store, Inc.(c)	460,092
40,844	CST Brands, Inc.	1,961,329
49,434	D.R. Horton, Inc.	1,425,182
86,041	Dana, Inc.	1,331,915
28,341	Darden Restaurants, Inc.	1,836,213
8,821	Deckers Outdoor Corp.(b)	460,368
43,566	Delphi Automotive PLC (United Kingdom)	2,834,840
26,734	DeVry Education Group, Inc.	606,862
21,833	Dick’s Sporting Goods, Inc.	1,215,006
11,220	Dillard’s, Inc., Class A	687,786
23,966	Discovery Communications, Inc., Class A(b)	625,752
42,913	Discovery Communications, Inc., Class C(b)	1,077,545
35,165	DISH Network Corp., Class A(b)	2,059,262
49,591	Dollar General Corp.	3,426,242
20,415	Dollar Tree, Inc.(b)	1,542,353
19,788	DSW, Inc., Class A	410,997
8,167	Expedia, Inc., Class A	1,055,421
21,573	Foot Locker, Inc.	1,440,429
1,818,861	Ford Motor Co.	21,353,428
15,904	Fossil Group, Inc.(b)(c)	433,702
52,702	GameStop Corp., Class A(c)	1,267,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
51,983	Gannett Co., Inc.	$403,908
76,576	Gap, Inc. (The)	2,112,732
26,927	Garmin Ltd.	1,302,190
619,994	General Motors Co.	19,591,810
8,506	Genesco, Inc.(b)	457,623
47,326	Gentex Corp.	800,283
31,406	Genuine Parts Co.	2,845,070
20,520	GNC Holdings, Inc., Class A	275,584
98,337	Goodyear Tire & Rubber Co. (The)	2,854,723
1,164	Graham Holdings Co., Class B	552,900
16,038	Group 1 Automotive, Inc.	966,610
33,239	Guess?, Inc.	448,727
42,693	H&R Block, Inc.	980,658
34,375	Hanesbrands, Inc.	883,438
43,245	Harley-Davidson, Inc.	2,465,830
11,282	Harman International Industries, Inc.	899,288
16,937	Hasbro, Inc.	1,412,715
76,728	Hilton Worldwide Holdings, Inc.	1,734,053
143,537	Home Depot, Inc. (The)	17,512,949
80,030	International Game Technology PLC	2,298,462
72,413	Interpublic Group of Cos., Inc. (The)	1,621,327
218,010	J.C. Penney Co., Inc.(b)(c)	1,872,706
85,528	Kohl’s Corp.	3,741,850
43,191	L Brands, Inc.	3,117,958
72,867	Las Vegas Sands Corp.	4,217,542
20,493	Lear Corp.	2,516,131
25,050	Leggett & Platt, Inc.	1,149,294
27,655	Lennar Corp., Class A	1,152,937
1,496	Lennar Corp., Class B	50,146
52,142	Liberty Global PLC, Series A (United Kingdom)(b)	1,699,829
128,025	Liberty Global PLC, Series C (United Kingdom)(b)	4,071,195
105,904	Liberty Interactive Corp. QVC Group, Series A(b)	1,958,165
352	Liberty Interactive Corp. QVC Group, Series B(b)	7,072
2,167	Liberty Media Corp.-Liberty Braves, Class A(b)	36,731
4,317	Liberty Media Corp.-Liberty Braves, Class C(b)	71,964
5,407	Liberty Media Corp.-Liberty Media, Class A(b)	150,477
10,799	Liberty Media Corp.-Liberty Media, Class C(b)	296,001
21,629	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	719,597
43,855	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	1,455,547
45,744	Live Nation Entertainment, Inc.(b)	1,265,737
44,024	LKQ Corp.(b)	1,421,095
146,701	Lowe’s Cos., Inc.	9,777,622
130,355	Macy’s, Inc.	4,756,654
22,699	Marriott International, Inc., Class A	1,559,421
80,799	Mattel, Inc.	2,547,592
143,892	McDonald’s Corp.	16,197,922

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
121,486	MGM Resorts International(b)	$3,179,289
19,424	Michael Kors Holdings Ltd.(b)	986,351
9,620	Mohawk Industries, Inc.(b)	1,772,966
33,424	Murphy USA, Inc.(b)	2,298,903
9,332	Netflix, Inc.(b)	1,165,287
36,614	Newell Brands, Inc.	1,758,204
181,062	News Corp., Class A	2,194,471
49,128	News Corp., Class B	609,187
83,116	NIKE, Inc., Class B	4,170,761
39,934	Nordstrom, Inc.	2,076,568
19,505	Norwegian Cruise Line Holdings Ltd.(b)	758,159
462	NVR, Inc.(b)	703,626
309,532	Office Depot, Inc.	975,026
47,341	Omnicom Group, Inc.	3,778,759
6,787	O’Reilly Automotive, Inc.(b)	1,794,754
2,599	Panera Bread Co., Class A(b)	495,785
22,635	Penske Automotive Group, Inc.	1,012,916
9,276	Polaris Industries, Inc.(c)	710,634
2,581	Priceline Group, Inc. (The)(b)	3,804,988
56,868	PulteGroup, Inc.	1,057,745
17,739	PVH Corp.	1,897,718
15,306	Ralph Lauren Corp., Class A	1,501,519
30,069	Regal Entertainment Group, Class A(c)	646,784
54,663	Rent-A-Center, Inc.	551,550
37,799	Ross Stores, Inc.	2,363,949
25,636	Royal Caribbean Cruises Ltd.	1,970,639
21,338	Sally Beauty Holdings, Inc.(b)	553,508
10,603	Scripps Networks Interactive, Inc., Class A	682,409
83,603	Sears Holdings Corp.(b)(c)	928,829
26,702	SeaWorld Entertainment, Inc.(c)	374,095
33,530	Service Corp. International	858,368
13,129	ServiceMaster Global Holdings, Inc.(b)	469,887
11,063	Signet Jewelers Ltd.(c)	898,979
147,291	Sirius XM Holdings, Inc.(b)(c)	614,203
10,919	Six Flags Entertainment Corp.	607,642
38,201	Sonic Automotive, Inc., Class A	683,798
437,039	Staples, Inc.	3,234,089
71,665	Starbucks Corp.	3,803,262
35,074	Tailored Brands, Inc.	554,169
189,245	Target Corp.	13,006,809
56,795	TEGNA, Inc.	1,114,318
27,913	Tenneco, Inc.(b)	1,537,169
10,527	Thor Industries, Inc.	834,896
21,316	Tiffany & Co.	1,565,021
212,712	Time Warner, Inc.	18,929,241
63,611	Time, Inc.	826,943
72,686	TJX Cos., Inc. (The)	5,360,593
33,046	Toll Brothers, Inc.(b)	906,782
8,161	Tractor Supply Co.	511,123
44,352	Tribune Media Co., Class A	1,445,875
12,884	Tupperware Brands Corp.	766,856
176,205	Twenty-First Century Fox, Inc., Class A	4,628,905
65,328	Twenty-First Century Fox, Inc., Class B	1,724,006
3,333	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	811,052
6,124	Under Armour, Inc., Class A(b)(c)	190,456
6,168	Under Armour, Inc., Class C(b)	159,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
24,364	Urban Outfitters, Inc.(b)	$814,976
42,608	VF Corp.	2,309,780
3,125	Viacom, Inc., Class A	132,188
112,718	Viacom, Inc., Class B	4,233,688
11,156	Vista Outdoor, Inc.(b)	431,403
20,303	Visteon Corp.	1,433,595
181,068	Walt Disney Co. (The)	16,783,193
58,135	Wendy’s Co. (The)	630,183
22,715	Whirlpool Corp.	3,403,161
13,761	Williams-Sonoma, Inc.	636,033
20,066	Wyndham Worldwide Corp.	1,321,145
36,234	Wynn Resorts Ltd.(c)	3,425,925
56,969	Yum! Brands, Inc.	4,915,285

		416,240,314

	Consumer Staples—8.7%
254,767	Altria Group, Inc.	16,845,194
21,487	Andersons, Inc. (The)	817,580
349,715	Archer-Daniels-Midland Co.	15,237,083
550,068	Avon Products, Inc.	3,602,945
24,528	Brown-Forman Corp., Class B	1,132,458
133,793	Bunge Ltd.	8,296,504
25,450	Campbell Soup Co.	1,382,953
8,625	Casey’s General Stores, Inc.	974,539
25,708	Church & Dwight Co., Inc.	1,240,668
15,098	Clorox Co. (The)	1,812,062
578,175	Coca-Cola Co. (The)	24,514,620
39,021	Coca-Cola European Partners PLC (United Kingdom)	1,499,967
106,412	Colgate-Palmolive Co.	7,593,560
84,703	ConAgra Foods, Inc.	4,080,991
12,850	Constellation Brands, Inc., Class A	2,147,492
94,313	Costco Wholesale Corp.	13,946,063
216,843	CVS Health Corp.	18,236,496
87,083	Darling Ingredients, Inc.(b)	1,184,329
32,847	Dean Foods Co.	599,786
24,281	Dr Pepper Snapple Group, Inc.	2,131,629
11,524	Edgewell Personal Care Co.(b)	868,910
13,967	Energizer Holdings, Inc.	649,605
17,226	Estee Lauder Cos., Inc. (The), Class A	1,500,901
40,129	Flowers Foods, Inc.(c)	622,802
106,021	General Mills, Inc.	6,571,182
14,160	Hain Celestial Group, Inc. (The)(b)	514,999
19,268	Herbalife Ltd.(b)(c)	1,169,182
19,112	Hershey Co. (The)	1,958,216
25,379	Hormel Foods Corp.	977,091
54,265	HRG Group, Inc.(b)	816,146
12,044	Ingredion, Inc.	1,579,811
19,212	JM Smucker Co. (The)	2,522,728
40,542	Kellogg Co.	3,045,920
50,733	Kimberly-Clark Corp.	5,804,363
40,111	Kraft Heinz Co. (The)	3,567,873
279,508	Kroger Co. (The)	8,659,158
13,303	McCormick & Co., Inc.	1,275,359
21,039	Mead Johnson Nutrition Co.	1,573,086
18,643	Molson Coors Brewing Co., Class B	1,935,330
300,209	Mondelez International, Inc., Class A	13,491,392

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
4,626	Monster Beverage Corp.(b)	$667,717
19,120	Nu Skin Enterprises, Inc., Class A(c)	1,178,748
230,651	PepsiCo, Inc.	24,725,787
270,254	Philip Morris International, Inc.	26,063,296
17,344	Pinnacle Foods, Inc.	891,828
502,381	Procter & Gamble Co. (The)	43,606,671
73,620	Reynolds American, Inc.	4,054,990
316,368	Rite Aid Corp.(b)	2,122,829
337,226	SUPERVALU, Inc.(b)	1,446,700
150,960	Sysco Corp.	7,264,195
6,632	TreeHouse Foods, Inc.(b)	580,167
58,976	Tyson Foods, Inc., Class A	4,178,450
21,361	United Natural Foods, Inc.(b)	891,608
10,755	Universal Corp.	582,921
136,523	Walgreens Boots Alliance, Inc.	11,294,548
611,678	Wal-Mart Stores, Inc.	42,829,694
16,310	WhiteWave Foods Co. (The)(b)	888,732
76,391	Whole Foods Market, Inc.	2,161,101

		361,810,955

	Energy—13.5%
200,134	Anadarko Petroleum Corp.	11,895,965
226,110	Apache Corp.	13,449,023
116,447	Atwood Oceanics, Inc.(c)	888,491
151,578	Baker Hughes, Inc.	8,397,421
37,203	Cabot Oil & Gas Corp.	776,799
263,409	California Resources Corp.(b)(c)	2,702,576
2,221,645	Chesapeake Energy Corp.(b)(c)	12,241,264
870,082	Chevron Corp.	91,141,089
14,708	Cimarex Energy Co.	1,899,244
17,647	Concho Resources, Inc.(b)	2,240,110
862,183	ConocoPhillips	37,461,851
203,706	CONSOL Energy, Inc.	3,452,817
25,226	Continental Resources, Inc.(b)	1,233,804
139,489	Cosan Ltd., Class A (Brazil)	1,241,452
61,978	Delek US Holdings, Inc.	1,047,428
1,388,505	Denbury Resources, Inc.(b)(c)	3,318,527
346,967	Devon Energy Corp.	13,146,580
74,199	Diamond Offshore Drilling, Inc.(c)	1,223,542
38,099	Energen Corp.	1,909,903
332,052	Ensco PLC, Class A	2,596,647
89,510	EOG Resources, Inc.	8,093,494
23,011	EQT Corp.	1,518,726
1,363,718	Exxon Mobil Corp.	113,624,984
64,119	FMC Technologies, Inc.(b)	2,069,120
32,222	Golar LNG Ltd. (Bermuda)(c)	705,340
17,657	Gulfport Energy Corp.(b)	425,710
246,917	Halliburton Co.	11,358,182
29,715	Helmerich & Payne, Inc.(c)	1,875,314
169,554	Hess Corp.	8,133,505
128,615	HollyFrontier Corp.	3,208,944
518,910	Kinder Morgan, Inc.	10,601,331
1,035,476	Marathon Oil Corp.	13,647,574
321,474	Marathon Petroleum Corp.	14,013,052
265,225	McDermott International, Inc.(b)	1,363,256
227,317	Murphy Oil Corp.	5,880,691
243,287	Nabors Industries Ltd.	2,895,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
222,912	National Oilwell Varco, Inc.	$7,155,475
64,557	Newfield Exploration Co.(b)	2,620,369
279,287	Noble Corp. PLC (United Kingdom)	1,379,678
98,027	Noble Energy, Inc.	3,378,991
120,857	Oasis Petroleum, Inc.(b)	1,267,790
224,068	Occidental Petroleum Corp.	16,336,798
32,206	Oceaneering International, Inc.	766,503
24,810	Oil States International, Inc.(b)	725,692
113,243	ONEOK, Inc.	5,484,358
70,885	Patterson-UTI Energy, Inc.	1,593,495
56,811	PBF Energy, Inc., Class A	1,238,480
224,921	Phillips 66	18,252,339
14,948	Pioneer Natural Resources Co.	2,675,991
113,753	QEP Resources, Inc.	1,828,011
39,612	Range Resources Corp.	1,338,489
75,849	Rowan Cos. PLC, Class A	1,006,516
234,345	Schlumberger Ltd.	18,332,809
11,910	SEACOR Holdings, Inc.(b)(c)	587,282
101,436	SM Energy Co.	3,411,293
285,773	Southwestern Energy Co.(b)	2,969,181
169,413	Spectra Energy Corp.	7,083,158
28,466	Stone Energy Corp.(b)(c)	118,419
122,581	Superior Energy Services, Inc.	1,735,747
42,736	Targa Resources Corp.	1,876,110
60,107	Teekay Corp. (Bermuda)	392,499
49,900	Tesoro Corp.	4,240,003
103,913	Tidewater, Inc.(c)	179,769
488,392	Transocean Ltd.(b)(c)	4,693,447
130,421	Unit Corp.(b)	2,234,112
263,153	Valero Energy Corp.	15,589,184
574,314	Weatherford International PLC(b)	2,768,193
42,589	Western Refining, Inc.	1,228,693
413,846	Whiting Petroleum Corp.(b)	3,410,091
313,812	Williams Cos., Inc. (The)	9,163,310
55,939	World Fuel Services Corp.	2,251,545
283,242	WPX Energy, Inc.(b)	3,076,008

		564,068,699

	Financials—19.4%
8,021	Affiliated Managers Group, Inc.(b)	1,064,066
129,217	Aflac, Inc.	8,899,175
138,592	Agnc Investment Corp. REIT	2,780,156
4,553	Alleghany Corp.(b)	2,350,304
33,362	Allied World Assurance Co. Holdings AG	1,433,899
126,405	Allstate Corp. (The)	8,582,899
344,831	Ally Financial, Inc.	6,231,096
36,077	Ambac Financial Group, Inc.(b)	665,621
46,954	American Equity Investment Life Holding Co.	841,885
202,482	American Express Co.	13,448,854
23,099	American Financial Group, Inc.	1,720,876
533,175	American International Group, Inc.	32,896,898
44,048	Ameriprise Financial, Inc.	3,893,403
398,656	Annaly Capital Management, Inc. REIT	4,130,076
36,021	Aon PLC	3,992,207
24,155	Arch Capital Group Ltd. (Bermuda)(b)	1,883,365
34,023	Arthur J. Gallagher & Co.	1,640,929

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
18,939	Aspen Insurance Holdings Ltd. (Bermuda)	$913,807
37,001	Associated Banc-Corp.	751,120
28,434	Assurant, Inc.	2,289,506
48,400	Assured Guaranty Ltd.	1,446,676
28,506	Axis Capital Holdings Ltd.	1,623,987
3,788,817	Bank of America Corp.	62,515,481
8,229	Bank of Hawaii Corp.	618,409
275,387	Bank of New York Mellon Corp. (The)	11,915,995
18,209	BankUnited, Inc.	530,610
214,866	BB&T Corp.	8,422,747
441,259	Berkshire Hathaway, Inc., Class B(b)	63,673,674
21,757	BlackRock, Inc.	7,424,359
18,377	Brown & Brown, Inc.	677,376
174,277	Capital One Financial Corp.	12,903,469
45,693	Capitol Federal Financial, Inc.	670,316
120,312	Charles Schwab Corp. (The)	3,813,890
79,128	Chimera Investment Corp. REIT	1,239,936
74,564	Chubb Ltd.	9,469,628
30,895	Cincinnati Financial Corp.	2,186,748
75,137	CIT Group, Inc.	2,729,727
1,193,906	Citigroup, Inc.	58,680,480
241,815	Citizens Financial Group, Inc.	6,369,407
64,411	CME Group, Inc., Class A	6,447,541
68,316	CNO Financial Group, Inc.	1,030,205
52,774	Comerica, Inc.	2,748,998
19,899	Commerce Bancshares, Inc.	991,368
15,644	Cullen/Frost Bankers, Inc.	1,188,788
102,512	Discover Financial Services	5,774,501
17,353	Donnelley Financial Solutions, Inc.(b)	372,222
73,531	E*TRADE Financial Corp.(b)	2,070,633
27,411	East West Bancorp, Inc.	1,083,009
24,213	Eaton Vance Corp.	848,908
12,716	Endurance Specialty Holdings Ltd.	1,169,236
9,153	Everest Re Group Ltd.	1,862,819
43,715	F.N.B. Corp.	571,355
26,911	Federated Investors, Inc., Class B	726,597
295,119	Fifth Third Bancorp	6,421,789
26,484	First American Financial Corp.	1,034,465
44,848	First Horizon National Corp.	691,108
16,675	First Republic Bank	1,241,120
62,224	FNF Group	2,234,464
96,134	Franklin Resources, Inc.	3,235,870
47,115	Fulton Financial Corp.	702,014
1,366,584	Genworth Financial, Inc., Class A(b)	5,657,658
133,565	Goldman Sachs Group, Inc. (The)	23,806,626
29,146	Hancock Holding Co.	977,848
12,404	Hanover Insurance Group, Inc. (The)	945,061
161,179	Hartford Financial Services Group, Inc. (The)	7,109,606
216,985	Huntington Bancshares, Inc.	2,300,041
9,224	Intercontinental Exchange, Inc.	2,494,077
102,022	Invesco Ltd.(d)	2,865,798
68,440	Invesco Mortgage Capital, Inc. REIT(d)	1,021,809
53,485	Investors Bancorp, Inc.	655,726
39,517	Janus Capital Group, Inc.	506,608
1,132,297	JPMorgan Chase & Co.	78,422,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
19,747	Kemper Corp.	$741,500
258,794	KeyCorp	3,654,171
34,332	Legg Mason, Inc.	986,015
137,531	Leucadia National Corp.	2,567,704
107,260	Lincoln National Corp.	5,265,393
116,412	Loews Corp.	5,009,208
33,458	LPL Financial Holdings, Inc.(c)	1,035,860
28,329	M&T Bank Corp.	3,476,818
2,082	Markel Corp.(b)	1,826,809
75,047	Marsh & McLennan Cos., Inc.	4,757,229
145,471	MBIA, Inc.(b)	1,120,127
8,845	Mercury General Corp.	481,787
423,173	MetLife, Inc.	19,872,204
132,376	MFA Financial, Inc. REIT	967,669
14,384	Moody’s Corp.	1,445,880
431,168	Morgan Stanley	14,474,310
7,943	MSCI, Inc.	636,949
20,133	Nasdaq, Inc.	1,287,908
293,021	Navient Corp.	3,744,808
70,996	New Residential Investment Corp. REIT	991,104
159,257	New York Community Bancorp, Inc.	2,286,931
46,878	Northern Trust Corp.	3,394,905
78,249	Old Republic International Corp.	1,319,278
20,135	PacWest Bancorp	873,658
43,646	PennyMac Mortgage Investment Trust REIT	664,292
101,863	People’s United Financial, Inc.	1,654,255
89,559	PHH Corp.(b)	1,300,397
139,904	PNC Financial Services Group, Inc. (The)	13,374,822
51,565	Popular, Inc.	1,871,810
92,368	Principal Financial Group, Inc.	5,043,293
16,530	ProAssurance Corp.	881,049
144,965	Progressive Corp. (The)	4,567,847
16,451	Prosperity Bancshares, Inc.	912,537
204,411	Prudential Financial, Inc.	17,332,009
24,282	Raymond James Financial, Inc.	1,459,834
494,228	Regions Financial Corp.	5,293,182
25,101	Reinsurance Group of America, Inc.	2,707,394
8,158	RenaissanceRe Holdings Ltd. (Bermuda)	1,013,958
8,660	RLI Corp.	482,708
26,324	S&P Global, Inc.	3,207,579
81,561	Santander Consumer USA Holdings, Inc.(b)	995,044
5,084	Signature Bank(b)	612,927
294,598	SLM Corp.(b)	2,076,916
57,891	Starwood Property Trust, Inc. REIT	1,287,496
98,345	State Street Corp.	6,904,802
23,573	Stifel Financial Corp.(b)	922,647
162,976	SunTrust Banks, Inc.	7,371,404
10,655	SVB Financial Group(b)	1,302,787
238,779	Synchrony Financial	6,826,692
27,801	Synovus Financial Corp.	919,379
39,566	T. Rowe Price Group, Inc.	2,532,620
50,102	TCF Financial Corp.	716,459
29,701	TD Ameritrade Holding Corp.	1,016,071
29,913	Torchmark Corp.	1,896,783
105,916	Travelers Cos., Inc. (The)	11,457,993

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
116,663	Two Harbors Investment Corp. REIT	$971,803
369,455	U.S. Bancorp	16,536,806
54,559	Umpqua Holdings Corp.	833,662
101,673	Unum Group	3,599,224
23,125	Validus Holdings Ltd.	1,181,688
72,047	Valley National Bancorp	710,383
120,789	Voya Financial, Inc.	3,690,104
27,548	W.R. Berkley Corp.	1,572,991
28,331	Waddell & Reed Financial, Inc., Class A	445,363
24,903	Washington Federal, Inc.	678,607
17,756	Webster Financial Corp.	717,342
1,187,823	Wells Fargo & Co.	54,651,736
12,396	Willis Towers Watson PLC	1,560,656
74,203	XL Group Ltd. (Ireland)	2,574,844
61,807	Zions Bancorporation	1,990,803

		809,075,038

	Health Care—9.6%
243,191	Abbott Laboratories	9,542,815
144,981	AbbVie, Inc.	8,087,040
72,791	Aetna, Inc.	7,814,114
36,517	Agilent Technologies, Inc.	1,591,046
9,404	Alere, Inc.(b)	420,171
7,020	Alexion Pharmaceuticals, Inc.(b)	916,110
20,974	Allergan PLC(b)	4,382,308
94,933	AmerisourceBergen Corp.	6,675,689
72,983	Amgen, Inc.	10,302,280
7,858	AmSurg Corp.(b)	469,515
89,571	Anthem, Inc.	10,915,122
91,173	Baxter International, Inc.	4,338,923
23,156	Becton, Dickinson and Co.	3,888,124
15,948	Biogen, Inc.(b)	4,468,311
3,760	Bio-Rad Laboratories, Inc., Class A(b)	594,381
110	Bio-Rad Laboratories, Inc., Class B(b)	17,710
106,695	Boston Scientific Corp.(b)	2,347,290
194,622	Bristol-Myers Squibb Co.	9,908,206
72,488	Brookdale Senior Living, Inc.(b)	1,046,002
5,745	C.R. Bard, Inc.	1,244,827
130,873	Cardinal Health, Inc.	8,989,666
28,807	Celgene Corp.(b)	2,943,499
23,574	Centene Corp.(b)	1,472,904
22,634	Cerner Corp.(b)	1,325,900
36,188	Cigna Corp.	4,300,220
171,895	Community Health Systems, Inc.(b)(c)	907,606
4,330	Cooper Cos., Inc. (The)	762,253
61,539	Danaher Corp.	4,833,888
46,078	DaVita, Inc.(b)	2,701,092
14,809	DENTSPLY Sirona, Inc.	852,554
10,912	Edwards Lifesciences Corp.(b)	1,039,041
160,538	Eli Lilly & Co.	11,854,126
13,737	Endo International PLC(b)	257,569
42,108	Envision Healthcare Holdings, Inc.(b)	832,896
209,030	Express Scripts Holding Co.(b)	14,088,622
89,148	Gilead Sciences, Inc.	6,563,967
24,298	Halyard Health, Inc.(b)	786,040
110,774	HCA Holdings, Inc.(b)	8,477,534
16,285	HealthSouth Corp.	653,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
11,443	Henry Schein, Inc.(b)	$1,707,296
24,559	Hologic, Inc.(b)	884,370
34,280	Humana, Inc.	5,880,048
3,822	Illumina, Inc.(b)	520,327
2,290	Intuitive Surgical, Inc.(b)	1,539,063
422,044	Johnson & Johnson	48,952,884
83,988	Kindred Healthcare, Inc.	827,282
16,710	Laboratory Corp. of America Holdings(b)	2,094,431
15,937	LifePoint Health, Inc.(b)	953,829
12,248	Magellan Health, Inc.(b)	630,160
18,994	Mallinckrodt PLC(b)	1,125,584
88,353	McKesson Corp.	11,235,851
13,354	MEDNAX, Inc.(b)	817,932
178,386	Medtronic PLC	14,631,220
608,040	Merck & Co., Inc.	35,704,109
1,818	Mettler-Toledo International, Inc.(b)	734,617
11,132	Molina Healthcare, Inc.(b)	605,692
41,407	Mylan NV(b)	1,511,356
25,875	Owens & Minor, Inc.	839,644
15,454	Patterson Cos., Inc.	660,040
155,808	PDL BioPharma, Inc.	501,702
13,251	PerkinElmer, Inc.	674,343
14,393	Perrigo Co. PLC	1,197,354
1,437,189	Pfizer, Inc.	45,573,263
33,463	Quest Diagnostics, Inc.	2,725,227
13,260	Quintiles IMS Holdings, Inc.(b)	951,272
42,456	Quorum Health Corp.(b)	171,522
1,625	Regeneron Pharmaceuticals, Inc.(b)	560,657
10,947	ResMed, Inc.	654,302
66,041	Select Medical Holdings Corp.(b)	858,533
43,311	St. Jude Medical, Inc.	3,371,328
7,839	STERIS PLC	523,802
28,056	Stryker Corp.	3,236,260
4,927	Teleflex, Inc.	705,202
82,175	Tenet Healthcare Corp.(b)	1,619,669
39,896	Thermo Fisher Scientific, Inc.	5,865,909
4,264	United Therapeutics Corp.(b)	511,978
169,817	UnitedHealth Group, Inc.	24,000,237
14,227	Universal Health Services, Inc., Class B	1,717,341
12,431	Varian Medical Systems, Inc.(b)	1,127,865
9,121	VCA, Inc.(b)	560,577
6,891	Waters Corp.(b)	958,814
14,604	WellCare Health Plans, Inc.(b)	1,657,700
18,758	Zimmer Biomet Holdings, Inc.	1,977,093
33,813	Zoetis, Inc.	1,616,261

		397,787,150

	Industrials—10.5%
81,964	3M Co.	13,548,649
18,886	ABM Industries, Inc.	738,065
2,358	Acuity Brands, Inc.	527,178
49,160	AECOM(b)	1,369,106
50,348	AerCap Holdings NV (Ireland)(b)	2,069,806
34,512	AGCO Corp.	1,762,873
18,066	Air Lease Corp.	546,677
32,805	Allison Transmission Holdings, Inc.	960,858
23,397	American Airlines Group, Inc.	949,918

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
26,433	AMETEK, Inc.	$1,165,695
171,008	Arconic, Inc.	4,911,350
17,205	Armstrong Flooring, Inc.(b)	278,549
34,927	Armstrong World Industries, Inc.(b)	1,309,763
77,199	Avis Budget Group, Inc.(b)	2,498,160
122,790	Boeing Co. (The)	17,488,980
18,011	Brink’s Co. (The)	712,335
28,516	C.H. Robinson Worldwide, Inc.	1,942,510
9,013	Carlisle Cos., Inc.	945,013
221,488	Caterpillar, Inc.	18,485,388
37,353	Chicago Bridge & Iron Co. NV	1,196,043
12,429	Cintas Corp.	1,325,801
14,629	Clean Harbors, Inc.(b)	692,244
34,925	Colfax Corp.(b)	1,110,266
44,900	Covanta Holding Corp.	673,500
10,907	Crane Co.	741,785
239,330	CSX Corp.	7,301,958
46,413	Cummins, Inc.	5,932,510
8,173	Curtiss-Wright Corp.	732,464
106,938	Deere & Co.	9,442,625
31,616	Delta Air Lines, Inc.	1,320,600
9,699	Deluxe Corp.	593,579
22,331	Donaldson Co., Inc.	815,528
35,432	Dover Corp.	2,370,046
6,044	Dun & Bradstreet Corp. (The)	754,593
110,164	Eaton Corp. PLC	7,025,158
16,043	EMCOR Group, Inc.	969,960
174,206	Emerson Electric Co.	8,828,760
9,844	EnerSys	641,140
9,994	Equifax, Inc.	1,238,956
23,979	Essendant, Inc.	368,078
12,724	Esterline Technologies Corp.(b)	934,578
28,874	Expeditors International of Washington, Inc.	1,486,145
34,125	Fastenal Co.	1,330,193
59,747	FedEx Corp.	10,415,097
28,232	Flowserve Corp.	1,195,625
67,579	Fluor Corp.	3,513,432
30,769	Fortive Corp.	1,570,757
15,897	Fortune Brands Home & Security, Inc.	868,453
13,577	FTI Consulting, Inc.(b)	528,960
13,472	GATX Corp.(c)	589,669
20,250	Generac Holdings, Inc.(b)	771,323
81,348	General Cable Corp.	1,138,872
56,575	General Dynamics Corp.	8,528,116
2,068,345	General Electric Co.	60,188,840
13,235	Genesee & Wyoming, Inc., Class A(b)	899,186
91,723	Harsco Corp.	894,299
44,776	HD Supply Holdings, Inc.(b)	1,477,608
27,770	Herc Holdings, Inc.(b)	835,599
84,083	Hertz Global Holdings, Inc.(b)	2,787,351
12,715	Hexcel Corp.	578,405
106,871	Honeywell International, Inc.	11,721,611
13,125	Hub Group, Inc., Class A(b)	478,406
10,185	Hubbell, Inc.	1,064,536
7,701	Huntington Ingalls Industries, Inc.	1,242,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
9,816	IDEX Corp.	$848,495
52,672	Illinois Tool Works, Inc.	5,981,959
52,383	Ingersoll-Rand PLC	3,524,852
14,607	ITT, Inc.	514,459
11,457	J.B. Hunt Transport Services, Inc.	935,006
60,701	Jacobs Engineering Group, Inc.(b)	3,130,958
66,996	Johnson Controls International PLC	2,701,279
107,541	Joy Global, Inc.(c)	2,992,866
15,104	Kansas City Southern	1,325,527
21,468	KAR Auction Services, Inc.	914,107
80,630	KBR, Inc.	1,194,130
38,302	Kennametal, Inc.	1,084,330
16,090	Kirby Corp.(b)	948,506
26,242	KLX, Inc.(b)	903,250
25,460	L-3 Communications Holdings, Inc.	3,486,492
9,936	Lincoln Electric Holdings, Inc.	654,087
50,064	Lockheed Martin Corp.	12,334,768
17,353	LSC Communications, Inc.(b)	420,637
36,110	Manitowoc Co., Inc. (The)	145,884
23,281	Manitowoc Foodservice, Inc.(b)	351,776
31,257	ManpowerGroup, Inc.	2,400,538
40,168	Masco Corp.	1,240,388
41,243	MasTec, Inc.(b)	1,177,488
76,096	Meritor, Inc.(b)	782,267
12,766	Moog, Inc., Class A(b)	741,322
104,326	MRC Global, Inc.(b)	1,537,765
8,746	MSC Industrial Direct Co., Inc., Class A	636,709
98,733	Navistar International Corp.(b)(c)	2,201,746
41,371	Nielsen Holdings PLC	1,862,522
82,418	Norfolk Southern Corp.	7,664,874
32,363	Northrop Grumman Corp.	7,411,127
57,713	NOW, Inc.(b)	1,244,292
12,059	Old Dominion Freight Line, Inc.(b)	900,566
7,104	Orbital ATK, Inc.	528,253
34,084	Oshkosh Corp.	1,823,494
25,767	Owens Corning	1,256,914
89,941	PACCAR, Inc.	4,939,560
32,386	Parker-Hannifin Corp.	3,975,382
33,497	Pentair PLC (United Kingdom)	1,846,690
87,492	Pitney Bowes, Inc.	1,560,857
89,287	Quanta Services, Inc.(b)	2,567,001
53,240	Raytheon Co.	7,273,116
12,337	Regal Beloit Corp.	729,117
66,671	Republic Services, Inc.	3,508,895
28,216	Rexnord Corp.(b)	561,216
22,142	Robert Half International, Inc.	828,554
19,668	Rockwell Automation, Inc.	2,354,653
17,925	Rockwell Collins, Inc.	1,511,436
8,379	Roper Technologies, Inc.	1,452,165
46,273	RR Donnelley & Sons Co.	821,346
24,977	Rush Enterprises, Inc., Class A(b)	655,646
27,153	Ryder System, Inc.	1,884,147
21,791	Sensata Technologies Holding NV(b)	778,592
6,917	Snap-on, Inc.	1,065,910
19,752	Southwest Airlines Co.	791,068
22,673	Spirit AeroSystems Holdings, Inc., Class A(b)	1,141,812

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
45,558	SPX FLOW, Inc.(b)	$1,143,050
32,951	Stanley Black & Decker, Inc.	3,751,142
7,411	Stericycle, Inc.(b)	593,547
30,870	Swift Transportation Co., Class A(b)	690,871
7,866	Teledyne Technologies, Inc.(b)	847,011
41,475	Terex Corp.	990,423
63,449	Textron, Inc.	2,543,036
22,637	Timken Co. (The)	748,153
8,207	TransDigm Group, Inc.	2,236,079
59,650	Trinity Industries, Inc.	1,273,528
28,268	Triumph Group, Inc.	669,952
145,734	Union Pacific Corp.	12,850,824
26,852	United Continental Holdings, Inc.(b)	1,509,888
116,151	United Parcel Service, Inc., Class B	12,516,432
30,342	United Rentals, Inc.(b)	2,295,676
189,509	United Technologies Corp.	19,367,820
5,117	Valmont Industries, Inc.	654,720
8,336	Verisk Analytics, Inc.(b)	679,801
9,234	W.W. Grainger, Inc.	1,921,780
7,142	WABCO Holdings, Inc.(b)	703,201
7,311	Wabtec Corp.	565,213
93,915	Waste Management, Inc.	6,166,459
4,621	Watsco, Inc.	634,417
25,924	WESCO International, Inc.(b)	1,405,081
26,267	Xylem, Inc.	1,269,484
69,946	YRC Worldwide, Inc.(b)	621,120

		438,025,665

	Information Technology—13.6%
77,844	Accenture PLC, Class A	9,048,587
76,121	Activision Blizzard, Inc.	3,286,144
27,251	Adobe Systems, Inc.(b)	2,929,755
320,110	Advanced Micro Devices, Inc.(b)	2,314,395
17,437	Akamai Technologies, Inc.(b)	1,211,348
7,323	Alliance Data Systems Corp.	1,497,334
19,459	Alphabet, Inc., Class A(b)	15,759,844
19,523	Alphabet, Inc., Class C(b)	15,316,574
19,320	Amdocs Ltd.	1,129,254
108,903	Amkor Technology, Inc.(b)	1,009,531
26,247	Amphenol Corp., Class A	1,730,465
43,836	Analog Devices, Inc.	2,809,888
20,820	Anixter International, Inc.(b)	1,368,915
7,186	ANSYS, Inc.(b)	656,441
635,876	Apple, Inc.	72,197,361
199,308	Applied Materials, Inc.	5,795,877
61,588	Arrow Electronics, Inc.(b)	3,764,259
17,131	Autodesk, Inc.(b)	1,238,229
50,750	Automatic Data Processing, Inc.	4,418,295
75,372	Avnet, Inc.	3,161,855
24,812	Benchmark Electronics, Inc.(b)	624,022
49,597	Booz Allen Hamilton Holding Corp.	1,511,221
10,842	Broadcom Ltd. (Singapore)	1,846,176
13,262	Broadridge Financial Solutions, Inc.	857,521
59,197	Brocade Communications Systems, Inc.	627,488
71,724	CA, Inc.	2,204,796
7,794	CACI International, Inc., Class A(b)	762,643
23,743	Cadence Design Systems, Inc.(b)	607,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
17,259	CDK Global, Inc.	$942,514
29,958	CDW Corp.	1,345,414
11,174	Check Point Software Technologies Ltd. (Israel)(b)	944,873
823,656	Cisco Systems, Inc.	25,269,766
14,462	Citrix Systems, Inc.(b)	1,226,378
54,341	Cognizant Technology Solutions Corp., Class A(b)	2,790,410
30,781	CommScope Holding, Inc.(b)	940,360
46,232	Computer Sciences Corp.	2,517,332
299,137	Corning, Inc.	6,793,401
22,724	Cree, Inc.(b)	506,745
38,149	CSRA, Inc.	957,158
34,520	Dell Technologies, Inc., Class V(b)	1,694,587
23,703	Diebold, Inc.	516,725
5,732	DST Systems, Inc.	551,189
114,864	eBay, Inc.(b)	3,274,773
16,274	EchoStar Corp., Class A(b)	760,647
17,822	Electronic Arts, Inc.(b)	1,399,383
7,109	F5 Networks, Inc.(b)	982,535
59,840	Facebook, Inc., Class A(b)	7,838,442
44,154	Fidelity National Information Services, Inc.	3,263,864
16,079	First Solar, Inc.(b)(c)	651,039
20,106	Fiserv, Inc.(b)	1,980,039
5,024	FleetCor Technologies, Inc.(b)	880,707
367,248	Flex Ltd.(b)	5,211,249
19,795	FLIR Systems, Inc.	651,651
21,442	Genpact Ltd.(b)	492,952
21,214	Harris Corp.	1,892,501
950,149	Hewlett Packard Enterprise Co.	21,349,848
868,807	HP, Inc.	12,589,013
15,363	IAC/InterActiveCorp.	989,992
132,424	Ingram Micro, Inc., Class A	4,926,173
1,171,217	Intel Corp.	40,840,337
242,133	International Business Machines Corp.	37,213,421
16,222	Intuit, Inc.	1,763,980
93,774	Jabil Circuit, Inc.	2,001,137
52,138	Juniper Networks, Inc.	1,373,315
36,776	Keysight Technologies, Inc.(b)	1,206,253
26,233	KLA-Tencor Corp.	1,970,361
17,091	Lam Research Corp.	1,655,434
18,113	Leidos Holdings, Inc.	752,957
28,664	Lexmark International, Inc., Class A	1,137,674
29,160	Linear Technology Corp.	1,751,350
5,663	LinkedIn Corp., Class A(b)	1,073,705
137,344	Marvell Technology Group Ltd. (Bermuda)	1,789,592
40,888	MasterCard, Inc., Class A	4,375,834
48,191	Maxim Integrated Products, Inc.	1,909,809
33,980	Microchip Technology, Inc.	2,057,489
439,662	Micron Technology, Inc.(b)	7,544,600
874,325	Microsoft Corp.	52,389,554
26,902	Motorola Solutions, Inc.	1,952,547
56,789	NCR Corp.(b)	1,990,454
65,747	NetApp, Inc.	2,231,453
30,939	Nuance Communications, Inc.(b)	433,765
45,600	NVIDIA Corp.	3,244,896

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
14,822	NXP Semiconductors NV (Netherlands)(b)	$1,482,200
106,082	ON Semiconductor Corp.(b)	1,237,977
456,669	Oracle Corp.	17,545,223
40,640	Paychex, Inc.	2,243,328
76,956	PayPal Holdings, Inc.(b)	3,205,987
32,073	Qorvo, Inc.(b)	1,784,862
291,166	QUALCOMM, Inc.	20,008,928
7,914	Red Hat, Inc.(b)	612,939
17,196	salesforce.com, inc.(b)	1,292,451
51,571	Sanmina Corp.(b)	1,425,938
13,015	ScanSource, Inc.(b)	455,525
10,676	Science Applications International Corp.	735,683
108,186	Seagate Technology PLC	3,711,862
10,994	Skyworks Solutions, Inc.	845,878
179,968	Symantec Corp.	4,504,599
9,474	SYNNEX Corp.	971,464
20,792	Synopsys, Inc.(b)	1,233,174
72,758	TE Connectivity Ltd. (Switzerland)	4,574,295
42,963	Tech Data Corp.(b)	3,309,010
38,003	Teradata Corp.(b)	1,024,561
30,545	Teradyne, Inc.	711,393
135,107	Texas Instruments, Inc.	9,572,331
16,369	Total System Services, Inc.	816,486
34,960	Trimble, Inc.(b)	966,294
51,172	Unisys Corp.(b)(c)	534,747
9,903	Vantiv, Inc., Class A(b)	577,939
6,915	VeriSign, Inc.(b)(c)	580,998
16,368	Versum Materials, Inc.(b)	371,554
96,380	Visa, Inc., Class A	7,952,314
50,548	Vishay Intertechnology, Inc.	712,727
72,978	Western Digital Corp.	4,264,834
109,430	Western Union Co. (The)	2,196,260
532,944	Xerox Corp.	5,206,863
32,260	Xilinx, Inc.	1,641,066
229,888	Yahoo!, Inc.(b)	9,551,846

		566,340,677

	Materials—4.2%
4,255	Advansix, Inc.(b)	67,910
32,737	Air Products & Chemicals, Inc.	4,367,771
227,666	AK Steel Holding Corp.(b)(c)	1,183,863
15,411	Albemarle Corp.	1,287,589
86,735	Allegheny Technologies, Inc.(c)	1,183,065
8,848	AptarGroup, Inc.	632,101
16,011	Ashland Global Holdings, Inc.	1,788,909
19,110	Avery Dennison Corp.	1,333,687
25,407	Axalta Coating Systems Ltd.(b)	638,224
22,722	Ball Corp.	1,751,185
24,379	Bemis Co., Inc.	1,187,745
25,573	Berry Plastics Group, Inc.(b)	1,118,819
18,801	Cabot Corp.	980,284
16,265	Carpenter Technology Corp.	514,137
25,740	Celanese Corp., Series A	1,876,961
77,050	CF Industries Holdings, Inc.	1,849,970
368,417	Chemours Co. (The)	6,053,091
25,174	Chemtura Corp.(b)	825,707
422,559	Cliffs Natural Resources, Inc.(b)(c)	2,332,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
63,887	Commercial Metals Co.	$1,003,665
7,035	Compass Minerals International, Inc.(c)	505,465
115,517	Constellium NV, Class A (Netherlands)(b)	606,464
34,378	Crown Holdings, Inc.(b)	1,865,007
38,226	Domtar Corp.	1,374,225
290,011	Dow Chemical Co. (The)	15,605,492
182,435	E.I. du Pont de Nemours & Co.	12,549,704
35,505	Eastman Chemical Co.	2,553,165
28,152	Ecolab, Inc.	3,214,114
26,022	FMC Corp.	1,220,172
1,512,291	Freeport-McMoRan, Inc.	16,907,413
79,662	Graphic Packaging Holding Co.	995,775
133,780	Huntsman Corp.	2,267,571
9,100	Ingevity Corp.(b)	376,740
9,627	International Flavors & Fragrances, Inc.	1,259,019
158,906	International Paper Co.	7,155,537
125,088	LyondellBasell Industries NV, Class A	9,950,750
8,030	Martin Marietta Materials, Inc.	1,488,601
66,096	Monsanto Co.	6,660,494
167,516	Mosaic Co. (The)	3,941,651
1,660	NewMarket Corp.	665,511
178,075	Newmont Mining Corp.	6,595,898
117,544	Nucor Corp.	5,742,024
39,044	Olin Corp.	856,235
113,164	Owens-Illinois, Inc.(b)	2,184,065
23,998	Packaging Corp. of America	1,979,835
19,648	PolyOne Corp.	574,311
39,196	PPG Industries, Inc.	3,650,323
50,254	Praxair, Inc.	5,882,733
26,772	Reliance Steel & Aluminum Co.	1,841,378
26,687	RPM International, Inc.	1,268,700
25,628	Sealed Air Corp.	1,169,406
8,321	Sensient Technologies Corp.	619,998
6,300	Sherwin-Williams Co. (The)	1,542,618
9,437	Silgan Holdings, Inc.	480,815
25,921	Sonoco Products Co.	1,303,567
58,847	Southern Copper Corp. (Peru)(c)	1,670,666
79,502	Steel Dynamics, Inc.	2,183,125
262,399	United States Steel Corp.(c)	5,074,797
11,489	Valspar Corp. (The)	1,144,304
11,772	Vulcan Materials Co.	1,332,590
9,873	W.R. Grace & Co.	661,096
55,265	WestRock Co.	2,552,690

		173,451,253

	Real Estate—2.8%
13,512	Alexandria Real Estate Equities, Inc. REIT	1,456,729
19,099	American Campus Communities, Inc. REIT	995,249
25,289	American Tower Corp. REIT	2,963,618
20,196	Apartment Investment & Management Co., Class A REIT	890,038
47,345	Apple Hospitality REIT, Inc. REIT	853,630
14,968	AvalonBay Communities, Inc. REIT	2,562,222
25,472	Boston Properties, Inc. REIT	3,068,867
56,144	Brandywine Realty Trust REIT	870,232
31,889	Brixmor Property Group, Inc. REIT	810,618
15,055	Camden Property Trust REIT	1,226,079

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
18,768	Care Capital Properties, Inc. REIT	$498,666
85,860	CBL & Associates Properties, Inc. REIT	918,702
52,256	CBRE Group, Inc., Class A(b)	1,346,115
49,222	Columbia Property Trust, Inc. REIT	1,037,600
25,866	Corporate Office Properties Trust REIT	690,364
40,860	Corrections Corp. of America REIT(c)	590,427
22,146	Crown Castle International Corp. REIT	2,015,065
14,335	DCT Industrial Trust, Inc. REIT	670,161
56,032	DDR Corp. REIT	856,729
61,707	DiamondRock Hospitality Co. REIT	564,619
19,470	Digital Realty Trust, Inc. REIT	1,819,082
24,749	Douglas Emmett, Inc. REIT	903,338
58,995	Duke Realty Corp. REIT	1,542,719
8,832	EPR Properties REIT	642,263
3,586	Equinix, Inc. REIT	1,281,206
34,049	Equity Commonwealth REIT(b)	1,028,620
6,673	Equity LifeStyle Properties, Inc. REIT	506,080
53,987	Equity Residential REIT	3,333,697
6,869	Essex Property Trust, Inc. REIT	1,470,584
7,344	Extra Space Storage, Inc. REIT	537,214
6,249	Federal Realty Investment Trust REIT	907,542
68,678	General Growth Properties, Inc. REIT	1,713,516
20,413	Geo Group, Inc. (The) REIT	489,095
121,997	HCP, Inc. REIT	4,178,397
18,180	Healthcare Realty Trust, Inc. REIT	579,760
18,806	Healthcare Trust of America, Inc., Class A REIT	575,464
16,889	Highwoods Properties, Inc. REIT	838,201
58,960	Hospitality Properties Trust REIT	1,613,146
172,711	Host Hotels & Resorts, Inc. REIT	2,673,566
65,671	Iron Mountain, Inc. REIT	2,215,083
8,110	Jones Lang LaSalle, Inc.	785,453
13,271	Kilroy Realty Corp. REIT	953,256
57,184	Kimco Realty Corp. REIT	1,521,666
8,942	Lamar Advertising Co., Class A REIT	567,370
27,250	LaSalle Hotel Properties REIT	647,187
83,112	Lexington Realty Trust REIT	842,756
40,384	Liberty Property Trust REIT	1,632,725
22,204	Macerich Co. (The) REIT	1,571,599
42,107	Mack-Cali Realty Corp. REIT	1,081,308
9,919	Mid-America Apartment Communities, Inc. REIT	919,987
17,026	National Retail Properties, Inc. REIT	776,726
67,407	NorthStar Realty Finance Corp. REIT	978,750
17,436	OMEGA Healthcare Investors, Inc. REIT(c)	554,988
44,174	Outfront Media, Inc. REIT	950,183
36,290	Paramount Group, Inc. REIT	564,310
51,967	Piedmont Office Realty Trust, Inc., Class A REIT	1,064,284
93,752	Prologis, Inc. REIT	4,890,104
9,603	Public Storage REIT	2,052,353
41,786	Rayonier, Inc. REIT	1,120,701
38,322	Realogy Holdings Corp.	877,191
22,660	Realty Income Corp. REIT	1,342,378
11,088	Regency Centers Corp. REIT	799,112
58,526	Retail Properties of America, Inc., Class A REIT	911,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
38,737	RLJ Lodging Trust REIT	$763,894
10,188	Ryman Hospitality Properties, Inc. REIT	513,679
73,530	Senior Housing Properties Trust REIT	1,563,983
28,716	Simon Property Group, Inc. REIT	5,340,027
17,266	SL Green Realty Corp. REIT	1,695,867
69,234	Spirit Realty Capital, Inc. REIT	824,577
39,918	Sunstone Hotel Investors, Inc. REIT	501,370
10,545	Taubman Centers, Inc. REIT	764,091
33,247	UDR, Inc. REIT	1,162,648
61,130	Ventas, Inc. REIT	4,141,558
182,308	VEREIT, Inc. REIT	1,713,695
29,577	Vornado Realty Trust REIT	2,744,154
69,071	Washington Prime Group, Inc. REIT	724,555
19,059	Weingarten Realty Investors REIT	690,126
64,705	Welltower, Inc. REIT	4,434,234
208,261	Weyerhaeuser Co. REIT	6,233,252
15,666	WP Carey, Inc. REIT	951,553
34,335	Xenia Hotels & Resorts, Inc. REIT	535,969

		116,439,172

	Telecommunication Services—3.1%
1,834,989	AT&T, Inc.	67,509,245
334,663	CenturyLink, Inc.	8,895,343
731,000	Frontier Communications Corp.(c)	2,938,620
68,326	Leap Wireless Corp.(b)	172,182
40,456	Level 3 Communications, Inc.(b)	2,271,604
54,844	Telephone & Data Systems, Inc.	1,417,169
52,669	T-Mobile US, Inc.(b)	2,619,229
912,745	Verizon Communications, Inc.	43,903,034
140,422	Windstream Holdings, Inc.(c)	1,102,313

		130,828,739

	Utilities—4.6%
440,494	AES Corp. (The)	5,184,614
10,696	ALLETE, Inc.	655,558
50,838	Alliant Energy Corp.	1,934,386
73,923	Ameren Corp.	3,692,454
133,801	American Electric Power Co., Inc.	8,675,657
30,281	American Water Works Co., Inc.	2,242,005
18,614	Aqua America, Inc.	571,450
20,754	Atmos Energy Corp.	1,543,890
17,653	Avista Corp.	730,834
11,115	Black Hills Corp.	687,463
165,405	Calpine Corp.(b)	1,968,319
175,931	CenterPoint Energy, Inc.	4,011,227
63,029	CMS Energy Corp.	2,656,672
86,716	Consolidated Edison, Inc.	6,551,394
118,588	Dominion Resources, Inc.	8,917,818
49,607	DTE Energy Co.	4,762,768
198,282	Duke Energy Corp.	15,866,526
101,115	Dynegy, Inc.(b)	1,076,875
84,610	Edison International	6,217,143
76,788	Entergy Corp.	5,657,740
65,650	Eversource Energy	3,614,689
382,305	Exelon Corp.	13,025,131
202,522	FirstEnergy Corp.	6,944,479
46,172	Great Plains Energy, Inc.	1,313,132

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
34,973	Hawaiian Electric Industries, Inc.	$1,031,703
9,794	IDACORP, Inc.	767,752
81,783	MDU Resources Group, Inc.	2,143,532
22,710	National Fuel Gas Co.	1,189,550
18,375	New Jersey Resources Corp.	623,831
82,440	NextEra Energy, Inc.	10,552,320
51,362	NiSource, Inc.	1,194,680
9,577	NorthWestern Corp.	551,156
310,341	NRG Energy, Inc.	3,298,925
59,182	OGE Energy Corp.	1,837,009
10,061	ONE Gas, Inc.	616,538
134,723	PG&E Corp.	8,368,993
31,136	Pinnacle West Capital Corp.	2,370,384
21,573	PNM Resources, Inc.	708,673
23,810	Portland General Electric Co.	1,039,068
178,199	PPL Corp.	6,119,354
144,557	Public Service Enterprise Group, Inc.	6,082,959
32,786	SCANA Corp.	2,405,181
51,890	Sempra Energy	5,557,419
239,943	Southern Co. (The)	12,373,861
12,353	Southwest Gas Corp.	895,098
7,278	Spire, Inc.	457,058
46,640	UGI Corp.	2,158,966
22,322	Vectren Corp.	1,123,020
41,571	WEC Energy Group, Inc.	2,482,620
32,366	Westar Energy, Inc.	1,855,219
11,104	WGL Holdings, Inc.	700,329
128,221	Xcel Energy, Inc.	5,327,583

		192,335,005

	Total Common Stocks and Other Equity Interests (Cost $3,866,836,689)	4,166,402,667

	Money Market Fund—0.0%
116,575	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(e) (Cost $116,575)	116,575

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,866,953,264)—100.0%	4,166,519,242

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.1%
45,367,689	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(e)(f) (Cost $45,367,689)	45,367,689

	Total Investments (Cost $3,912,320,953)—101.1%	4,211,886,931
	Other assets less liabilities—(1.1)%	(44,573,054)

	Net Assets—100.0%	$4,167,313,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI US 1000 Portfolio (PRF) (continued)

October 31, 2016

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	17.8
Industrials	17.0
Information Technology	16.2
Consumer Discretionary	14.8
Energy	7.7
Real Estate	6.9
Materials	6.8
Health Care	6.7
Consumer Staples	3.1
Utilities	1.6
Telecommunication Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.8%
30,224	1-800-FLOWERS.COM, Inc., Class A(b)	$288,639
82,630	Aaron’s, Inc.	2,041,787
27,455	AMC Networks, Inc., Class A(b)	1,343,373
32,244	American Public Education, Inc.(b)	649,717
15,328	America’s Car-Mart, Inc.(b)(c)	626,149
285,743	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	1,757,319
28,756	Arctic Cat, Inc.	431,052
71,934	Ascent Capital Group, Inc., Class A(b)	1,466,015
137,980	Barnes & Noble Education, Inc.(b)	1,284,594
222,686	Barnes & Noble, Inc.	2,293,666
9,536	Bassett Furniture Industries, Inc.	218,851
98,389	Beazer Homes USA, Inc.(b)	1,006,519
107,909	Belmond Ltd., Class A (United Kingdom)(b)	1,397,422
41,706	Big 5 Sporting Goods Corp.	646,443
1,540	Biglari Holdings, Inc.(b)	674,797
15,855	BJ’s Restaurants, Inc.(b)	572,365
38,699	Black Diamond, Inc.(b)	191,560
9,630	Blue Nile, Inc.	336,376
35,630	Bob Evans Farms, Inc.	1,468,669
174,582	Bon-Ton Stores, Inc. (The)(c)	240,923
17,502	Boot Barn Holdings, Inc.(b)(c)	224,026
98,711	Boyd Gaming Corp.(b)	1,762,978
41,692	Bravo Brio Restaurant Group, Inc.(b)	187,614
44,759	Bridgepoint Education, Inc.(b)	302,571
18,288	Bright Horizons Family Solutions, Inc.(b)	1,223,650
55,172	Buckle, Inc. (The)(c)	1,150,336
9,354	Buffalo Wild Wings, Inc.(b)	1,362,410

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
17,598	Build-A-Bear Workshop, Inc.(b)	$237,573
3,880	Cable One, Inc.	2,237,751
54,397	CalAtlantic Group, Inc.	1,758,111
63,117	Caleres, Inc.	1,578,556
62,872	Callaway Golf Co.	641,923
10,757	Capella Education Co.	786,337
372,388	Career Education Corp.(b)	2,677,470
36,571	Carmike Cinemas, Inc.(b)(c)	1,194,043
13,869	Carriage Services, Inc.	327,863
36,540	Carrols Restaurant Group, Inc.(b)	456,750
20,960	Carter’s, Inc.	1,809,686
28,398	Cato Corp. (The), Class A	842,569
6,297	Cavco Industries, Inc.(b)	581,843
117,508	Central European Media Enterprises Ltd., Class A (Bermuda)(b)(c)	287,895
22,543	Century Communities, Inc.(b)	444,097
30,396	Cheesecake Factory, Inc. (The)	1,616,763
58,452	Chegg, Inc.(b)(c)	388,706
16,530	Children’s Place, Inc. (The)	1,255,453
28,217	Choice Hotels International, Inc.	1,367,114
173,822	Christopher & Banks Corp.(b)	222,492
6,335	Churchill Downs, Inc.	861,560
6,652	Chuy’s Holdings, Inc.(b)	188,917
29,553	Citi Trends, Inc.	586,923
157,076	Clear Channel Outdoor Holdings, Inc., Class A	903,187
73,638	ClubCorp Holdings, Inc.	850,519
13,772	Columbia Sportswear Co.	780,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
45,103	Conn’s, Inc.(b)(c)	$428,478
29,409	Container Store Group, Inc. (The)(b)(c)	143,516
29,696	Cooper-Standard Holding, Inc.(b)	2,710,354
125,042	Crocs, Inc.(b)	961,573
14,987	CSS Industries, Inc.	376,174
6,004	Culp, Inc.	168,112
79,495	Cumulus Media, Inc., Class A(b)	109,703
16,650	Dave & Buster’s Entertainment, Inc.(b)	688,477
22,463	Del Frisco’s Restaurant Group, Inc.(b)	321,221
48,793	Denny’s Corp.(b)	505,983
54,468	Destination Maternity Corp.(c)	369,838
15,516	DineEquity, Inc.	1,227,316
16,475	Domino’s Pizza, Inc.	2,788,229
12,639	Dorman Products, Inc.(b)	811,929
19,440	Drew Industries, Inc.	1,740,852
42,078	Dunkin’ Brands Group, Inc.	2,034,892
35,286	E.W. Scripps Co. (The), Class A(b)	467,892
20,505	Eldorado Resorts, Inc.(b)	248,110
33,494	Entravision Communications Corp., Class A	224,410
69,045	Eros International PLC, Class A(b)(c)	1,225,549
23,288	Ethan Allen Interiors, Inc.	714,942
110,964	Express, Inc.(b)	1,333,787
59,180	Extended Stay America, Inc.	846,274
165,322	Federal-Mogul Holdings Corp.(b)	1,530,882
17,315	Fiesta Restaurant Group, Inc.(b)	457,116
74,409	Finish Line, Inc. (The), Class A	1,465,113
24,447	Five Below, Inc.(b)	918,718
8,013	Flexsteel Industries, Inc.	335,745
31,515	Francesca’s Holdings Corp.(b)	506,446
73,193	Fred’s, Inc., Class A	668,252
27,340	FTD Cos., Inc.(b)	550,081
15,022	Gentherm, Inc.(b)	422,869
28,537	G-III Apparel Group Ltd.(b)	745,386
33,692	Global Eagle Entertainment, Inc.(b)	271,221
52,841	GoPro, Inc., Class A(b)(c)	675,308
25,228	Grand Canyon Education, Inc.(b)	1,100,950
66,034	Gray Television, Inc.(b)	587,703
262,030	Groupon, Inc., Class A(b)(c)	1,045,500
176,922	Harte-Hanks, Inc.	249,460
30,248	Haverty Furniture Cos., Inc.	536,902
18,537	Helen of Troy Ltd.(b)	1,510,766
97,495	hhgregg, Inc.(b)(c)	165,741
29,234	Hibbett Sports, Inc.(b)(c)	1,135,741
7,886	Hooker Furniture Corp.	207,402
38,357	Horizon Global Corp.(b)	768,674
95,164	Houghton Mifflin Harcourt Co.(b)	1,203,825
391,019	Hovnanian Enterprises, Inc., Class A(b)(c)	609,990
37,853	HSN, Inc.	1,427,058
31,516	Hyatt Hotels Corp., Class A(b)	1,600,698
181,019	Iconix Brand Group, Inc.(b)(c)	1,426,430
53,259	Ilg, Inc.	872,382
21,313	IMAX Corp.(b)	644,718
7,659	Installed Building Products, Inc.(b)	253,130
23,673	International Speedway Corp., Class A	778,842
24,841	Intrawest Resorts Holdings, Inc.(b)	407,641
20,850	iRobot Corp.(b)	1,057,095

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
32,525	Isle of Capri Casinos, Inc.(b)	$683,025
17,875	J. Alexander’s Holdings, Inc.(b)	160,875
20,307	Jack in the Box, Inc.	1,903,375
55,514	JAKKS Pacific, Inc.(b)(c)	371,944
47,199	John Wiley & Sons, Inc., Class A	2,435,468
8,483	Johnson Outdoors, Inc., Class A	305,218
86,977	K12, Inc.(b)	942,831
19,622	Kandi Technologies Group, Inc. (China)(b)(c)	98,110
49,427	Kate Spade & Co.(b)	827,902
143,950	KB Home(c)	2,093,033
22,775	Kirkland’s, Inc.(b)	278,083
120,134	La Quinta Holdings, Inc.(b)	1,202,541
34,124	Lands’ End, Inc.(b)(c)	532,334
42,514	La-Z-Boy, Inc.	994,828
11,785	LGI Homes, Inc.(b)(c)	350,722
12,005	Liberty Broadband Corp., Class A(b)	779,725
31,809	Liberty Broadband Corp., Class C(b)	2,120,070
72,564	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,610,921
5,814	Liberty Ventures, Series A(b)	231,979
38,315	LifeLock, Inc.(b)	616,871
19,910	Lifetime Brands, Inc.	281,726
63,989	Lions Gate Entertainment Corp.	1,302,816
20,728	Lithia Motors, Inc., Class A	1,778,048
25,344	Loral Space & Communications, Inc.(b)	983,347
30,848	Lululemon Athletica, Inc.(b)	1,766,048
81,892	Lumber Liquidators Holdings, Inc.(b)(c)	1,270,145
51,737	M/I Homes, Inc.(b)	1,112,863
26,233	Marcus Corp. (The)	695,175
25,659	MarineMax, Inc.(b)	511,897
16,117	Marriott Vacations Worldwide Corp.	1,024,719
17,363	McClatchy Co. (The), Class A(b)	244,818
65,415	MDC Holdings, Inc.	1,550,990
29,589	MDC Partners, Inc., Class A(c)	250,027
81,083	Media General, Inc.(b)	1,366,249
45,388	Meredith Corp.	2,058,346
54,256	Meritage Homes Corp.(b)	1,679,223
32,710	Metaldyne Performance Group, Inc.	505,370
69,572	Michaels Cos., Inc. (The)(b)	1,617,549
93,476	Modine Manufacturing Co.(b)	1,023,562
8,485	Monarch Casino & Resort, Inc.(b)	200,670
13,406	Monro Muffler Brake, Inc.	737,330
10,134	Motorcar Parts of America, Inc.(b)	265,916
19,214	Movado Group, Inc.	423,669
42,085	MSG Networks, Inc., Class A(b)	803,823
12,918	NACCO Industries, Inc., Class A	944,952
91,259	National CineMedia, Inc.	1,265,762
9,324	Nautilus, Inc.(b)	164,102
40,073	New Media Investment Group, Inc.	577,051
110,751	New York Times Co. (The), Class A	1,207,186
14,553	Nexstar Broadcasting Group, Inc., Class A(c)	710,186
15,949	Noodles & Co., Class A(b)(c)	74,960
19,118	Nutrisystem, Inc.	606,041
31,041	Overstock.com, Inc.(b)	454,751
11,721	Oxford Industries, Inc.	735,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
13,098	Papa John’s International, Inc.	$988,244
42,732	Party City Holdco, Inc.(b)(c)	694,395
62,466	Penn National Gaming, Inc.(b)	807,685
35,055	Perry Ellis International, Inc.(b)	651,672
23,761	PetMed Express, Inc.(c)	472,131
288,324	Pier 1 Imports, Inc.(c)	1,242,676
65,366	Pinnacle Entertainment, Inc.(b)	774,587
19,082	Pool Corp.	1,766,612
3,774	Popeyes Louisiana Kitchen, Inc.(b)	201,456
19,421	Potbelly Corp.(b)	253,444
30,187	Reading International, Inc., Class A(b)	398,167
12,324	Red Robin Gourmet Burgers, Inc.(b)	566,904
90,008	Regis Corp.(b)	1,141,301
19,489	Restoration Hardware Holdings, Inc.(b)(c)	564,596
22,684	Rocky Brands, Inc.	242,719
218,080	Ruby Tuesday, Inc.(b)	647,698
16,548	Ruth’s Hospitality Group, Inc.	262,286
47,257	Scholastic Corp.	1,807,580
125,601	Scientific Games Corp., Class A(b)(c)	1,557,452
35,421	Sears Hometown and Outlet Stores, Inc.(b)(c)	171,792
57,380	Select Comfort Corp.(b)	1,101,122
42,496	Shiloh Industries, Inc.(b)	297,047
18,364	Shoe Carnival, Inc.	465,895
27,764	Shutterfly, Inc.(b)	1,360,436
60,298	Sinclair Broadcast Group, Inc., Class A	1,513,480
52,710	Skechers U.S.A., Inc., Class A(b)	1,108,491
30,205	Smith & Wesson Holding Corp.(b)(c)	798,318
34,666	SodaStream International Ltd. (Israel)(b)(c)	897,156
22,542	Sonic Corp.	516,437
86,298	Sotheby’s	3,096,372
23,415	Speedway Motorsports, Inc.	440,436
17,816	Sportsman’s Warehouse Holdings, Inc.(b)	163,907
135,055	Stage Stores, Inc.(c)	687,430
19,722	Standard Motor Products, Inc.	964,406
34,650	Starz, Class A(b)	1,090,089
94,967	Stein Mart, Inc.	571,701
45,528	Steven Madden Ltd.(b)	1,520,635
42,169	Stoneridge, Inc.(b)	624,945
4,691	Strattec Security Corp.	166,531
21,790	Strayer Education, Inc.(b)	1,278,201
16,079	Sturm Ruger & Co., Inc.(c)	988,859
39,115	Superior Industries International, Inc.	958,318
58,597	Taylor Morrison Home Corp., Class A(b)	999,665
36,507	Tempur Sealy International, Inc.(b)(c)	1,973,933
5,126	Tesla Motors, Inc.(b)(c)	1,013,564
31,527	Texas Roadhouse, Inc.	1,277,474
11,761	Tile Shop Holdings, Inc. (The)(b)	199,349
26,506	Tilly’s, Inc., Class A(b)	245,976
33,229	TopBuild Corp.(b)	1,001,190
60,398	Tower International, Inc.	1,310,637
129,090	TRI Pointe Homes, Inc.(b)	1,398,045
25,076	TripAdvisor, Inc., Class A(b)	1,616,900
91,259	Tuesday Morning Corp.(b)	451,732
29,192	Unifi, Inc.(b)	839,270
10,340	Universal Electronics, Inc.(b)	725,351

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
87,084	Universal Technical Institute, Inc.	$132,368
13,011	Vail Resorts, Inc.	2,074,474
23,003	Vera Bradley, Inc.(b)	307,550
32,100	Vince Holding Corp.(b)(c)	174,945
34,295	Vitamin Shoppe, Inc.(b)	859,090
80,596	VOXX International Corp., Class A(b)	330,444
4,660	Wayfair, Inc., Class A(b)(c)	155,318
21,196	WCI Communities, Inc.(b)	490,687
65,141	Weight Watchers International, Inc.(b)(c)	669,649
22,304	West Marine, Inc.(b)	178,432
82,139	William Lyon Homes, Class A(b)(c)	1,467,003
29,533	Winnebago Industries, Inc.	834,307
115,874	Wolverine World Wide, Inc.	2,473,910
29,053	World Wrestling Entertainment, Inc., Class A(c)	513,657
25,320	ZAGG, Inc.(b)	164,580
30,179	Zumiez, Inc.(b)(c)	671,483

		205,728,269

	Consumer Staples—3.1%
53,834	Adecoagro SA (Argentina)(b)	592,174
26,300	Alliance One International, Inc.(b)	390,555
12,799	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	100,344
40,056	B&G Foods, Inc.	1,698,374
21,939	Blue Buffalo Pet Products, Inc.(b)	551,108
3,173	Boston Beer Co., Inc. (The), Class A(b)	492,608
9,516	Calavo Growers, Inc.	562,871
16,947	Cal-Maine Foods, Inc.	655,002
23,105	Central Garden & Pet Co.(b)(c)	561,914
82,293	Central Garden & Pet Co., Class A(b)	1,920,719
21,300	Chefs’ Warehouse, Inc. (The)(b)	242,820
2,673	Coca-Cola Bottling Co. Consolidated	377,695
22,991	Coty, Inc., Class A	528,563
48,726	Fresh Del Monte Produce, Inc.	2,940,614
19,385	Ingles Markets, Inc., Class A	765,707
14,812	Inter Parfums, Inc.	482,871
32,701	Inventure Foods, Inc.(b)	276,650
7,137	J & J Snack Foods Corp.	871,785
6,256	John B. Sanfilippo & Son, Inc.	317,054
14,965	Lancaster Colony Corp.	1,955,177
39,214	Landec Corp.(b)	519,585
10,630	Medifast, Inc.	436,468
7,368	National Beverage Corp.(b)(c)	348,064
10,404	Nutraceutical International Corp.(b)	299,635
22,433	Omega Protein Corp.(b)	500,256
7,872	Orchids Paper Products Co.(c)	201,996
41,244	Performance Food Group Co.(b)	989,856
77,049	Pilgrim’s Pride Corp.	1,682,750
28,657	Post Holdings, Inc.(b)	2,184,523
13,987	PriceSmart, Inc.	1,272,118
12,525	Revlon, Inc., Class A(b)	425,850
21,066	Sanderson Farms, Inc.	1,895,519
14,765	Seneca Foods Corp., Class A(b)	434,091
57,016	Smart & Final Stores, Inc.(b)	684,192
51,179	Snyder’s-Lance, Inc.	1,820,437
100,554	SpartanNash Co.	2,815,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
15,258	Spectrum Brands Holdings, Inc.	$2,063,492
71,930	Sprouts Farmers Market, Inc.(b)	1,593,249
131,867	SunOpta, Inc. (Canada)(b)(c)	876,916
13,409	Tootsie Roll Industries, Inc., Class A(c)	475,349
3,189	USANA Health Sciences, Inc.(b)	409,787
77,884	Vector Group Ltd.(c)	1,630,891
18,961	Village Super Market, Inc., Class A	566,934
5,141	WD-40 Co.	548,159
28,538	Weis Markets, Inc.	1,587,569

		42,547,803

	Energy—7.7%
304,219	Abraxas Petroleum Corp.(b)	492,835
121,476	Aegean Marine Petroleum Network, Inc. (Greece)	1,044,694
128,240	Alon USA Energy, Inc.	1,033,614
45,163	Antero Resources Corp.(b)	1,195,465
683,820	Approach Resources, Inc.(b)(c)	1,948,887
386,338	Archrock, Inc.	4,481,521
23,879	Ardmore Shipping Corp. (Ireland)	139,692
640,448	Bill Barrett Corp.(b)(c)	3,323,925
559,593	Bonanza Creek Energy, Inc.(b)(c)	524,451
137,958	Bristow Group, Inc.	1,380,960
87,129	Callon Petroleum Co.(b)	1,131,806
62,739	CARBO Ceramics, Inc.(c)	382,708
68,748	Carrizo Oil & Gas, Inc.(b)	2,325,745
47,447	Clayton Williams Energy, Inc.(b)	4,142,598
144,699	Clean Energy Fuels Corp.(b)(c)	594,713
932,874	Cloud Peak Energy, Inc.(b)(c)	5,746,504
562,976	Cobalt International Energy, Inc.(b)	531,506
215,985	Comstock Resources, Inc.(b)(c)	2,108,014
93,447	Contango Oil & Gas Co.(b)	731,690
17,453	Core Laboratories NV(c)	1,692,417
76,832	CVR Energy, Inc.(c)	1,018,792
99,012	DHT Holdings, Inc.	402,979
15,985	Diamondback Energy, Inc.(b)	1,459,271
44,906	Dorian LPG Ltd.(b)	252,821
34,139	Dril-Quip, Inc.(b)	1,621,602
231,794	Eclipse Resources Corp.(b)(c)	635,116
625,274	EP Energy Corp., Class A(b)(c)	2,225,975
78,800	Era Group, Inc.(b)	594,940
993,265	EXCO Resources, Inc.(b)(c)	1,072,726
123,548	Fairmount Santrol Holdings, Inc.(b)(c)	1,061,277
152,196	Forum Energy Technologies, Inc.(b)	2,739,528
22,700	Frank’s International NV(c)	255,375
44,926	Frontline Ltd. (Norway)(c)	322,119
54,063	GasLog Ltd. (Monaco)(c)	829,867
203,798	Gastar Exploration, Inc.(b)(c)	220,102
56,748	Geospace Technologies Corp.(b)	1,045,866
123,654	Green Plains, Inc.	3,215,004
39,016	Gulf Island Fabrication, Inc.	390,160
20,456	Gulfmark Offshore, Inc., Class A(b)(c)	23,524
726,992	Helix Energy Solutions Group, Inc.(b)	6,339,370
272,862	Hornbeck Offshore Services, Inc.(b)(c)	1,083,262
47,685	Ion Geophysical Corp.(b)(c)	281,341
189,982	Jones Energy, Inc., Class A(b)(c)	778,926
177,473	Kosmos Energy Ltd.(b)	924,634

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
344,552	Laredo Petroleum, Inc.(b)(c)	$4,107,060
42,186	Matador Resources Co.(b)	920,077
42,447	Matrix Service Co.(b)	751,312
18,136	Natural Gas Services Group, Inc.(b)	393,551
10,089	Navigator Holdings Ltd. (United Kingdom)(b)(c)	76,676
335,504	Newpark Resources, Inc.(b)	2,113,675
100,304	Nordic American Tankers Ltd.(c)	819,484
97,436	North Atlantic Drilling Ltd. (Norway)(b)(c)	248,462
364,680	Northern Oil and Gas, Inc.(b)(c)	765,828
1,022,297	Ocean Rig UDW, Inc. (Cyprus)(b)(c)	1,083,635
43,276	Pacific Drilling SA(b)(c)	152,332
174,780	Pacific Ethanol, Inc.(b)	1,302,111
12,893	Panhandle Oil and Gas, Inc., Class A	232,074
567,950	Parker Drilling Co.(b)	1,135,900
47,367	Parsley Energy, Inc., Class A(b)	1,558,374
29,310	PDC Energy, Inc.(b)	1,797,582
28,120	PHI, Inc.(b)	438,110
722,580	Pioneer Energy Services Corp.(b)	2,565,159
164,736	Renewable Energy Group, Inc.(b)	1,441,440
9,054	REX American Resources Corp.(b)	715,175
614,833	Rex Energy Corp.(b)	282,639
107,984	Rice Energy, Inc.(b)	2,385,367
13,951	RigNet, Inc.(b)	209,265
78,242	RPC, Inc.(b)(c)	1,351,239
44,682	RSP Permian, Inc.(b)	1,613,020
279,908	Sanchez Energy Corp.(b)(c)	1,783,014
212,069	Scorpio Tankers, Inc. (Monaco)	812,224
82,028	SemGroup Corp., Class A	2,645,403
119,409	Ship Finance International Ltd. (Norway)(c)	1,510,524
35,800	Synergy Resources Corp.(b)	244,872
110,627	Teekay Tankers Ltd., Class A (Bermuda)	235,635
101,620	Tesco Corp.	696,097
182,447	TETRA Technologies, Inc.(b)	994,336
521,374	Triangle Petroleum Corp.(b)	120,333
192,023	Tsakos Energy Navigation Ltd. (Greece)(c)	864,103
59,022	US Silica Holdings, Inc.	2,726,226
203,844	VAALCO Energy, Inc.(b)	161,037
614,106	W&T Offshore, Inc.(b)(c)	890,454
113,163	Westmoreland Coal Co.(b)	1,004,887
220,525	Willbros Group, Inc.(b)	335,198

		107,232,212

	Financials—17.8%
18,768	1st Source Corp.	648,622
78,106	AG Mortgage Investment Trust, Inc. REIT	1,212,986
197,911	Altisource Residential Corp. REIT	1,992,964
19,845	American National Insurance Co.	2,325,040
16,155	Ameris Bancorp	586,426
11,369	AMERISAFE, Inc.	632,116
50,633	AmTrust Financial Services, Inc.	1,336,205
306,768	Anworth Mortgage Asset Corp. REIT	1,506,231
42,814	Apollo Commercial Real Estate Finance, Inc. REIT	724,413
48,896	Ares Commercial Real Estate Corp. REIT	641,516
40,334	Argo Group International Holdings Ltd.	2,242,570
55,759	Arlington Asset Investment Corp., Class A(c)	796,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
53,568	ARMOUR Residential REIT, Inc. REIT(c)	$1,214,387
13,689	Arrow Financial Corp.	432,572
12,355	Artisan Partners Asset Management, Inc., Class A	321,230
104,794	Astoria Financial Corp.	1,533,136
13,462	Baldwin & Lyons, Inc., Class B	331,165
27,942	Banc of California, Inc.(c)	371,629
7,993	BancFirst Corp.	573,098
50,323	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,357,211
92,411	Bancorp, Inc. (The)(b)	575,721
83,652	BancorpSouth, Inc.	1,965,822
32,666	Bank Mutual Corp.	254,795
5,019	Bank of Marin Bancorp	254,714
28,185	Bank of the Ozarks, Inc.	1,041,718
10,754	Banner Corp.	485,436
53,749	Beneficial Bancorp, Inc.	779,360
28,844	Berkshire Hills Bancorp, Inc.	852,340
182,487	BGC Partners, Inc., Class A	1,567,563
57,900	Blackstone Mortgage Trust, Inc., Class A REIT	1,748,580
28,639	Blue Hills Bancorp, Inc.	445,336
17,175	BNC Bancorp	427,657
27,093	BofI Holding, Inc.(b)(c)	504,743
29,114	BOK Financial Corp.(c)	2,067,676
85,275	Boston Private Financial Holdings, Inc.	1,121,366
8,832	Bridge Bancorp, Inc.	243,322
89,313	Brookline Bancorp, Inc.	1,143,206
13,714	Bryn Mawr Bank Corp.	430,620
70,503	Calamos Asset Management, Inc., Class A	455,449
14,850	Camden National Corp.	490,347
7,975	Capital Bank Financial Corp., Class A	261,181
204,220	Capstead Mortgage Corp. REIT	1,942,132
24,368	Cardinal Financial Corp.	640,391
56,515	Cathay General Bancorp	1,692,624
28,333	CBOE Holdings, Inc.	1,790,929
27,091	Centerstate Banks, Inc.	506,060
24,130	Central Pacific Financial Corp.	618,452
16,629	Charter Financial Corp.	210,357
32,732	Chemical Financial Corp.	1,405,839
11,688	Cherry Hill Mortgage Investment Corp. REIT	188,878
16,335	City Holding Co.	853,830
20,481	Clifton Bancorp, Inc.	313,154
58,477	CNA Financial Corp.	2,138,504
25,177	CoBiz Financial, Inc.	320,251
16,523	Cohen & Steers, Inc.	614,325
114,294	Colony Capital, Inc., Class A REIT	2,172,729
49,730	Columbia Banking System, Inc.	1,642,085
37,351	Community Bank System, Inc.	1,759,606
18,114	Community Trust Bancorp, Inc.	662,067
22,752	ConnectOne Bancorp, Inc.	417,499
62,498	Consumer Portfolio Services, Inc.(b)	279,991
177,031	Cowen Group, Inc., Class A(b)(c)	575,351
3,737	Credit Acceptance Corp.(b)(c)	687,982
22,352	Customers Bancorp, Inc.(b)	605,069

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
79,911	CVB Financial Corp.	$1,340,907
282,758	CYS Investments, Inc. REIT	2,437,374
2,131	Diamond Hill Investment Group, Inc.	387,863
36,980	Dime Community Bancshares, Inc.	599,076
128,971	Dynex Capital, Inc. REIT	886,031
13,125	Eagle Bancorp, Inc.(b)	645,094
16,971	eHealth, Inc.(b)	132,883
33,362	Employers Holdings, Inc.	1,045,899
55,115	Encore Capital Group, Inc.(b)(c)	1,094,033
103,854	Enova International, Inc.(b)	976,228
11,337	Enstar Group Ltd. (Bermuda)(b)	1,911,418
14,276	Enterprise Financial Services Corp.	472,536
25,565	Essent Group Ltd.(b)	675,939
119,751	EverBank Financial Corp.	2,312,392
24,574	Evercore Partners, Inc., Class A	1,320,852
492,118	EZCORP, Inc., Class A(b)	4,798,150
12,208	FactSet Research Systems, Inc.	1,888,822
13,259	FBL Financial Group, Inc., Class A	839,295
13,687	FBR & Co.	190,249
5,690	FCB Financial Holdings, Inc., Class A(b)	212,237
11,986	Federal Agricultural Mortgage Corp., Class C	489,388
6,906	Federated National Holding Co.	123,686
19,277	Fidelity & Guaranty Life(c)	426,022
17,068	Fidelity Southern Corp.	311,150
15,808	Financial Engines, Inc.	437,091
11,457	Financial Institutions, Inc.	307,620
506,221	First BanCorp/Puerto Rico(b)	2,596,914
23,104	First Bancorp/Southern Pines NC	456,766
6,871	First Business Financial Services, Inc.	129,518
6,607	First Citizens BancShares, Inc., Class A	1,922,637
99,155	First Commonwealth Financial Corp.	1,007,415
22,971	First Community Bancshares, Inc.	520,293
8,195	First Defiance Financial Corp.	323,539
90,629	First Financial Bancorp	1,948,523
38,240	First Financial Bankshares, Inc.(c)	1,384,288
13,397	First Financial Corp.	537,220
23,065	First Interstate BancSystem, Inc., Class A	735,773
27,823	First Merchants Corp.	783,217
70,825	First Midwest Bancorp, Inc.	1,367,631
15,241	First NBC Bank Holding Co.(b)	82,301
8,852	First of Long Island Corp. (The)	282,821
24,470	Firstcash, Inc.	1,154,984
37,436	Five Oaks Investment Corp. REIT	195,416
28,559	Flagstar Bancorp, Inc.(b)	783,373
33,921	Flushing Financial Corp.	726,588
203,787	FNFV Group(b)	2,455,633
43,825	FXCM, Inc., Class A(b)(c)	341,835
46,127	Gain Capital Holdings, Inc.	212,184
71,634	Glacier Bancorp, Inc.	2,024,377
12,841	Global Indemnity PLC, Class A(b)	385,744
11,336	Great Southern Bancorp, Inc.	468,744
76,265	Great Western Bancorp, Inc.	2,458,784
25,025	Green Bancorp, Inc.(b)	259,009
41,378	Green Dot Corp., Class A(b)	918,592
47,025	Greenhill & Co., Inc.	1,102,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
59,844	Greenlight Capital Re Ltd., Class A(b)	$1,190,896
23,566	Hanmi Financial Corp.	589,150
13,371	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	305,661
10,916	HCI Group, Inc.	295,933
18,239	Heartland Financial USA, Inc.	683,051
25,518	Heritage Financial Corp.	469,531
20,042	Heritage Insurance Holdings, Inc.	236,295
68,959	Hilltop Holdings, Inc.(b)	1,703,287
47,807	Home BancShares, Inc.	1,028,329
17,917	HomeStreet, Inc.(b)	493,613
22,459	HomeTrust Bancshares, Inc.(b)	417,737
67,573	Hope Bancorp, Inc.	1,090,628
58,772	Horace Mann Educators Corp.	2,112,853
9,284	Horizon Bancorp	269,236
10,197	Houlihan Lokey, Inc., Class A	248,501
41,919	IBERIABANK Corp.	2,751,982
17,215	Independent Bank Corp.	289,212
18,834	Independent Bank Corp./MA	1,038,695
9,540	Independent Bank Group, Inc.	460,782
15,580	Infinity Property & Casualty Corp.	1,276,781
12,363	Interactive Brokers Group, Inc., Class A	410,328
74,170	International Bancshares Corp.	2,288,144
17,518	INTL FCStone, Inc.(b)	628,896
32,742	Investment Technology Group, Inc.	501,280
22,819	James River Group Holdings Ltd.	858,907
99,888	KCG Holdings, Inc., Class A(b)	1,274,571
18,632	Lakeland Financial Corp.	686,403
37,058	LegacyTexas Financial Group, Inc.	1,267,754
99,309	Maiden Holdings Ltd.	1,355,568
19,593	MainSource Financial Group, Inc.	489,041
6,746	MarketAxess Holdings, Inc.	1,017,027
13,389	Marlin Business Services Corp.	234,308
52,458	MB Financial, Inc.	1,908,947
16,643	Mercantile Bank Corp.	458,015
40,962	Meridian Bancorp, Inc.	653,344
5,489	Meta Financial Group, Inc.	402,069
209,462	MGIC Investment Corp.(b)	1,709,210
20,485	MidSouth Bancorp, Inc.	209,971
7,560	Morningstar, Inc.	533,963
100,327	Mtge Investment Corp. REIT	1,710,575
33,215	National Bank Holdings Corp., Class A	808,453
10,631	National Interstate Corp.	344,444
4,331	National Western Life Group, Inc., Class A	932,897
82,515	Nationstar Mortgage Holdings, Inc.(b)(c)	1,246,802
14,006	Navigators Group, Inc. (The)	1,305,359
49,858	NBT Bancorp, Inc.	1,680,713
27,335	Nelnet, Inc., Class A	1,070,985
255,577	New York Mortgage Trust, Inc. REIT(c)	1,510,460
197,252	Newcastle Investment Corp. REIT	867,909
65,735	NMI Holdings, Inc., Class A(b)	502,873
40,510	Northfield Bancorp, Inc.	666,390
8,880	Northrim Bancorp, Inc.	218,004
19,197	NorthStar Asset Management Group, Inc.	262,999
156,649	Northwest Bancshares, Inc.	2,465,655
11,463	OceanFirst Financial Corp.	237,055

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
343,625	Ocwen Financial Corp.(b)	$1,467,279
148,352	OFG Bancorp	1,579,949
159,830	Old National Bancorp	2,349,501
64,700	OneBeacon Insurance Group Ltd., Class A	888,978
82,258	OneMain Holdings, Inc.(b)	2,331,192
32,885	Oppenheimer Holdings, Inc., Class A	460,390
12,852	Opus Bank	257,683
15,892	Orchid Island Capital, Inc. REIT(c)	167,343
48,936	Oritani Financial Corp.	765,848
16,340	Pacific Continental Corp.	280,231
11,692	Pacific Premier Bancorp, Inc.(b)	302,238
15,801	Park National Corp.	1,531,591
14,371	Peapack-Gladstone Financial Corp.	303,947
20,486	Peoples Bancorp, Inc.	507,438
52,875	PICO Holdings, Inc.(b)	639,788
15,119	Pinnacle Financial Partners, Inc.	780,140
26,564	Piper Jaffray Cos.(b)	1,502,194
13,102	PJT Partners, Inc., Class A(c)	360,829
58,470	PRA Group, Inc.(b)	1,865,193
8,832	Preferred Bank	334,909
48,905	Primerica, Inc.	2,675,104
47,575	PrivateBancorp, Inc.	2,152,293
74,450	Provident Financial Services, Inc.	1,689,271
143,994	Radian Group, Inc.	1,956,878
180,802	Redwood Trust, Inc. REIT(c)	2,542,076
28,821	Regional Management Corp.(b)	641,844
27,073	Renasant Corp.	913,443
13,371	Republic Bancorp, Inc., Class A	423,058
103,808	Resource Capital Corp. REIT	1,286,181
28,906	S&T Bancorp, Inc.	907,359
16,376	Safeguard Scientifics, Inc.(b)	193,237
23,249	Safety Insurance Group, Inc.	1,573,957
25,116	Sandy Spring Bancorp, Inc.	796,177
15,145	Seacoast Banking Corp. of Florida(b)	263,674
53,736	SEI Investments Co.	2,382,117
62,564	Selective Insurance Group, Inc.	2,311,740
12,922	Simmons First National Corp., Class A	637,701
16,823	South State Corp.	1,233,967
29,813	Southside Bancshares, Inc.	972,500
17,095	Southwest Bancorp, Inc.	318,822
22,119	State Auto Financial Corp.	506,525
24,381	State Bank Financial Corp.	537,601
54,761	Sterling Bancorp	985,698
36,079	Stewart Information Services Corp.	1,621,751
15,425	Stock Yards Bancorp, Inc.	525,993
5,734	Stonegate Bank	198,626
9,955	Territorial Bancorp, Inc.	283,917
52,465	Texas Capital Bancshares, Inc.(b)	3,111,175
33,104	TFS Financial Corp.	589,913
69,841	Third Point Reinsurance Ltd. (Bermuda)(b)	820,632
12,302	Tompkins Financial Corp.	975,303
34,879	TowneBank	864,999
20,895	TriCo Bancshares	549,956
23,754	TriState Capital Holdings, Inc.(b)	419,258
15,838	Triumph Bancorp, Inc.(b)	294,587
128,041	TrustCo Bank Corp. NY	896,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
93,370	Trustmark Corp.	$2,584,482
38,788	UMB Financial Corp.	2,406,795
44,882	Union Bankshares Corp.	1,253,554
56,289	United Bankshares, Inc.(c)	2,122,095
26,880	United Community Banks, Inc.	579,802
49,838	United Financial Bancorp, Inc.	733,117
21,978	United Fire Group, Inc.	868,571
10,489	United Insurance Holdings Corp.	152,091
21,855	Universal Insurance Holdings, Inc.(c)	465,512
25,133	Univest Corp. of Pennsylvania(c)	596,909
8,750	Virtu Financial, Inc., Class A	112,000
5,342	Virtus Investment Partners, Inc.	573,197
24,920	Walker & Dunlop, Inc.(b)	599,824
269,771	Walter Investment Management Corp.(b)(c)	1,348,855
14,158	Washington Trust Bancorp, Inc.	649,852
29,107	Waterstone Financial, Inc.	493,364
34,259	WesBanco, Inc.	1,127,464
24,920	Westamerica Bancorp.(c)	1,235,035
38,231	Western Alliance Bancorp(b)	1,428,310
137,989	Western Asset Mortgage Capital Corp. REIT(c)	1,397,829
6,351	Westwood Holdings Group, Inc.	327,394
51,094	Wintrust Financial Corp.	2,756,521
32,309	World Acceptance Corp.(b)(c)	1,535,324
19,397	WSFS Financial Corp.	679,865
13,921	ZAIS Financial Corp. REIT	186,541

		247,379,959

	Health Care—6.7%
9,162	Abaxis, Inc.	437,394
3,752	ABIOMED, Inc.(b)	393,922
15,923	Acadia Healthcare Co., Inc.(b)	572,591
9,428	ACADIA Pharmaceuticals, Inc.(b)(c)	219,767
36,415	Accuray, Inc.(b)	178,433
21,752	Aceto Corp.	398,714
18,714	Acorda Therapeutics, Inc.(b)	331,238
10,850	Adamas Pharmaceuticals, Inc.(b)	149,079
3,827	Agios Pharmaceuticals, Inc.(b)(c)	183,084
26,828	Air Methods Corp.(b)	709,601
19,103	Akorn, Inc.(b)	457,517
12,424	Albany Molecular Research, Inc.(b)	193,690
14,786	Align Technology, Inc.(b)	1,270,413
34,907	Alkermes PLC(b)	1,759,662
164,191	Allscripts Healthcare Solutions, Inc.(b)	1,971,934
8,477	Almost Family, Inc.(b)	332,722
10,119	Alnylam Pharmaceuticals, Inc.(b)	360,236
14,762	AMAG Pharmaceuticals, Inc.(b)	379,383
27,347	Amedisys, Inc.(b)	1,183,031
25,531	AMN Healthcare Services, Inc.(b)	837,417
22,053	Amphastar Pharmaceuticals, Inc.(b)	400,041
8,878	Analogic Corp.	726,664
45,111	AngioDynamics, Inc.(b)	719,069
5,765	Anika Therapeutics, Inc.(b)	255,735
5,616	Aptevo Therapeutics, Inc.(b)	12,411
5,758	athenahealth, Inc.(b)	594,917
776	Atrion Corp.	340,780
17,507	BioMarin Pharmaceutical, Inc.(b)	1,409,664

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
270,077	BioScrip, Inc.(b)(c)	$726,507
15,157	Bio-Techne Corp.	1,576,176
7,293	Bluebird Bio, Inc.(b)(c)	348,241
52,871	Bruker Corp.	1,083,327
13,035	Cambrex Corp.(b)	525,311
6,215	Cantel Medical Corp.	442,694
23,210	Capital Senior Living Corp.(b)	370,664
52,115	Catalent, Inc.(b)	1,188,743
26,092	Celldex Therapeutics, Inc.(b)(c)	82,190
15,561	Cepheid, Inc.(b)	823,177
21,887	Charles River Laboratories International, Inc.(b)	1,660,786
8,960	Chemed Corp.	1,267,123
38,178	Chimerix, Inc.(b)	154,621
2,673	China Biologic Products, Inc. (China)(b)	315,708
23,830	Civitas Solutions, Inc.(b)	407,493
10,609	Clovis Oncology, Inc.(b)	308,510
8,494	Computer Programs & Systems, Inc.(c)	221,693
25,854	CONMED Corp.	1,034,160
6,930	CorVel Corp.(b)	239,432
24,716	Cross Country Healthcare, Inc.(b)	276,078
17,495	CryoLife, Inc.	297,415
10,508	Cynosure, Inc., Class A(b)	448,166
31,444	Depomed, Inc.(b)	703,088
13,073	Diplomat Pharmacy, Inc.(b)(c)	302,901
11,235	Emergent BioSolutions, Inc.(b)	300,199
26,637	Ensign Group, Inc. (The)	491,985
33,644	Exact Sciences Corp.(b)(c)	524,174
11,802	Exactech, Inc.(b)	285,018
8,273	FibroGen, Inc.(b)	136,918
126,126	Five Star Quality Care, Inc.(b)	353,153
30,119	Globus Medical, Inc., Class A(b)	666,533
45,256	Haemonetics Corp.(b)	1,512,003
56,823	Harvard Bioscience, Inc.(b)	136,375
8,676	HealthStream, Inc.(b)	233,992
56,851	Healthways, Inc.(b)	1,409,905
43,868	Hill-Rom Holdings, Inc.	2,430,726
80,041	HMS Holdings Corp.(b)	1,686,464
24,200	Horizon Pharma PLC(b)	404,624
25,173	ICON PLC(b)	2,020,888
7,665	ICU Medical, Inc.(b)	1,067,735
23,000	IDEXX Laboratories, Inc.(b)	2,464,220
45,620	Impax Laboratories, Inc.(b)	916,962
13,969	INC Research Holdings, Inc., Class A(b)	638,383
28,680	Infinity Pharmaceuticals, Inc.(b)	34,703
5,562	Insulet Corp.(b)	206,461
28,060	Integer Holdings Corp.(b)	618,723
15,896	Integra LifeSciences Holdings Corp.(b)	1,263,891
72,267	Invacare Corp.	661,243
7,148	Ionis Pharmaceuticals, Inc.(b)(c)	185,705
15,060	Jazz Pharmaceuticals PLC(b)	1,648,618
5,835	Juno Therapeutics, Inc.(b)(c)	141,732
11,819	K2M Group Holdings, Inc.(b)	201,750
4,377	Kite Pharma, Inc.(b)(c)	193,857
12,871	Landauer, Inc.	559,889
9,946	Lannett Co., Inc.(b)(c)	217,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
12,763	LHC Group, Inc.(b)	$437,388
8,489	LivaNova PLC(b)	481,157
22,567	Luminex Corp.(b)	470,071
27,036	Masimo Corp.(b)	1,486,980
33,530	Medicines Co. (The)(b)	1,104,814
9,748	Medidata Solutions, Inc.(b)	467,807
34,845	Meridian Bioscience, Inc.	573,200
38,829	Merit Medical Systems, Inc.(b)	852,297
17,429	Momenta Pharmaceuticals, Inc.(b)	194,333
34,993	Myriad Genetics, Inc.(b)	689,712
14,215	Natus Medical, Inc.(b)	559,360
10,295	Neogen Corp.(b)	542,444
4,404	Neurocrine Biosciences, Inc.(b)	192,763
33,386	Novavax, Inc.(b)(c)	50,747
24,650	NuVasive, Inc.(b)	1,472,345
8,439	Nuvectra Corp.(b)	45,317
19,663	NxStage Medical, Inc.(b)	447,137
20,771	Omnicell, Inc.(b)	677,654
42,367	OPKO Health, Inc.(b)(c)	399,097
27,609	OraSure Technologies, Inc.(b)	207,344
15,159	Orthofix International NV(b)	555,577
2,382	Pacira Pharmaceuticals, Inc.(b)	75,748
31,749	PAREXEL International Corp.(b)	1,849,697
52,067	PharMerica Corp.(b)	1,239,195
5,674	Phibro Animal Health Corp., Class A	147,240
7,970	Portola Pharmaceuticals, Inc.(b)	144,895
33,794	PRA Health Sciences, Inc.(b)	1,798,517
18,883	Premier, Inc., Class A(b)	601,235
25,698	Prestige Brands Holdings, Inc.(b)	1,163,605
5,725	Prothena Corp. PLC (Ireland)(b)	273,770
18,814	Providence Service Corp. (The)(b)	761,309
7,904	PTC Therapeutics, Inc.(b)(c)	49,084
53,103	Quality Systems, Inc.	684,498
17,251	Quidel Corp.(b)	332,944
89,138	RadNet, Inc.(b)	619,509
66,327	RTI Surgical, Inc.(b)	169,134
27,708	Sangamo BioSciences, Inc.(b)	98,363
12,604	Sarepta Therapeutics, Inc.(b)	494,581
20,065	SciClone Pharmaceuticals, Inc.(b)	179,582
5,940	Seattle Genetics, Inc.(b)	307,098
16,662	Spectranetics Corp. (The)(b)	361,565
58,752	Spectrum Pharmaceuticals, Inc.(b)	207,982
26,631	Surgery Partners, Inc.(b)	428,759
19,648	Surgical Care Affiliates, Inc.(b)	840,738
32,552	Syneron Medical Ltd. (Israel)(b)	244,140
5,769	Taro Pharmaceutical Industries Ltd.(b)(c)	585,611
54,271	Team Health Holdings, Inc.(b)	2,325,512
71,231	Triple-S Management Corp., Class B(b)	1,473,057
7,006	U.S. Physical Therapy, Inc.	398,641
106,877	Universal American Corp.(b)	802,646
7,735	Vascular Solutions, Inc.(b)	352,716
13,014	Veeva Systems, Inc., Class A(b)	505,594
14,636	Vertex Pharmaceuticals, Inc.(b)	1,110,287
80,270	VWR Corp.(b)	2,208,228
31,193	West Pharmaceutical Services, Inc.	2,371,604
28,906	Wright Medical Group NV(b)	633,330

		92,945,917

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—17.0%
59,106	A.O. Smith Corp.	$2,669,818
16,218	AAON, Inc.	485,729
79,905	AAR Corp.	2,570,544
209,926	ACCO Brands Corp.(b)	2,330,179
200,326	Accuride Corp.(b)	490,799
66,749	Actuant Corp., Class A	1,488,503
36,113	Advanced Drainage Systems, Inc.	689,758
16,107	Advisory Board Co. (The)(b)	641,059
70,847	Aegion Corp.(b)	1,311,378
40,237	Aerojet Rocketdyne Holdings, Inc.(b)	708,171
12,061	Aerovironment, Inc.(b)	289,343
93,733	Air Transport Services Group, Inc.(b)	1,240,088
111,700	Aircastle Ltd.	2,295,435
11,370	Alamo Group, Inc.	738,140
18,444	Alaska Air Group, Inc.	1,332,026
19,776	Albany International Corp., Class A	805,872
571	Allegiant Travel Co.	78,741
35,036	Allegion PLC	2,236,698
27,252	Altra Industrial Motion Corp.	803,934
5,776	AMERCO	1,862,125
10,502	American Railcar Industries, Inc.(c)	386,264
4,169	American Woodmark Corp.(b)	311,424
16,178	Apogee Enterprises, Inc.	659,253
44,842	Applied Industrial Technologies, Inc.	2,277,974
72,778	ARC Document Solutions, Inc.(b)	249,629
58,404	ArcBest Corp.	1,162,240
8,356	Argan, Inc.	475,039
19,475	Astec Industries, Inc.	1,078,136
12,119	Astronics Corp.(b)	448,645
34,215	Atento SA (Spain)(b)	307,935
5,166	Atlas Air Worldwide Holdings, Inc.(b)	216,197
18,513	AZZ, Inc.	985,817
50,719	B/E Aerospace, Inc.	3,018,795
83,280	Babcock & Wilcox Enterprises, Inc.(b)	1,310,827
43,683	Barnes Group, Inc.	1,740,331
6,387	Barrett Business Services, Inc.	286,329
59,418	Beacon Roofing Supply, Inc.(b)	2,497,933
23,379	BMC Stock Holdings, Inc.(b)	386,922
53,925	Brady Corp., Class A	1,784,917
69,823	Briggs & Stratton Corp.	1,300,104
53,647	Builders FirstSource, Inc.(b)	518,766
63,884	BWX Technologies, Inc.	2,505,530
11,191	Caesarstone Sdot-Yam Ltd. (Israel)(b)	395,602
75,051	CAI International, Inc.(b)	571,138
78,715	Casella Waste Systems, Inc., Class A(b)	881,608
68,510	CBIZ, Inc.(b)	757,035
94,820	CDI Corp.	583,143
17,545	CEB, Inc.	853,564
37,200	CECO Environmental Corp.	368,280
65,033	Celadon Group, Inc.	422,714
88,907	Chart Industries, Inc.(b)	2,466,280
20,023	CIRCOR International, Inc.	1,076,837
794,897	Civeo Corp.(b)	898,234
36,448	CLARCOR, Inc.	2,267,430
37,149	Columbus McKinnon Corp.	724,034
30,421	Comfort Systems USA, Inc.	877,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
162,174	Commercial Vehicle Group, Inc.(b)	$736,270
29,307	Continental Building Products, Inc.(b)	599,328
3,755	Copa Holdings SA, Class A (Panama)	346,324
49,936	Copart, Inc.(b)	2,620,142
81,144	Costamare, Inc. (Greece)(c)	527,436
20,579	Covenant Transportation Group, Inc., Class A(b)	329,058
17,623	CRA International, Inc.(b)	548,780
28,334	Cubic Corp.	1,209,862
373,974	Diana Shipping, Inc. (Greece)(b)(c)	934,935
107,500	DigitalGlobe, Inc.(b)	2,698,250
23,313	Douglas Dynamics, Inc.	748,347
38,657	DryShips, Inc. (Greece)(b)	11,984
31,691	Ducommun, Inc.(b)	603,397
42,469	DXP Enterprises, Inc.(b)	925,400
23,714	Dycom Industries, Inc.(b)	1,824,318
33,968	Dynamic Materials Corp.	368,553
23,977	Echo Global Logistics, Inc.(b)	508,312
24,708	Encore Wire Corp.	843,778
37,906	Engility Holdings, Inc.(b)	1,089,039
37,101	Ennis, Inc.	543,530
32,570	EnPro Industries, Inc.	1,762,688
24,276	ESCO Technologies, Inc.	1,081,496
9,395	Exponent, Inc.	537,864
43,602	Federal Signal Corp.	535,433
20,632	Forward Air Corp.	852,514
10,438	Franklin Covey Co.(b)	191,015
33,335	Franklin Electric Co., Inc.	1,215,061
15,300	FreightCar America, Inc.	199,818
23,544	G&K Services, Inc., Class A	2,229,617
29,192	Gibraltar Industries, Inc.(b)	1,135,569
38,321	Global Brass & Copper Holdings, Inc.	1,099,813
108,209	Golden Ocean Group Ltd. (Norway)(b)(c)	393,881
14,007	GP Strategies Corp.(b)	362,081
27,046	Graco, Inc.	2,025,745
9,068	Graham Corp.	161,864
32,453	Granite Construction, Inc.	1,595,389
144,953	Great Lakes Dredge & Dock Corp.(b)	514,583
62,669	Greenbrier Cos., Inc. (The)(c)	1,974,074
66,752	Griffon Corp.	1,114,758
96,531	H&E Equipment Services, Inc.	1,346,607
2,698	Hawaiian Holdings, Inc.(b)	121,477
36,690	Healthcare Services Group, Inc.	1,356,429
45,292	Heartland Express, Inc.	833,373
9,178	HEICO Corp.	620,066
19,616	Heidrick & Struggles International, Inc.	362,896
57,440	Herman Miller, Inc.	1,596,832
108,527	Hill International, Inc.(b)	417,829
68,387	Hillenbrand, Inc.	2,075,545
52,086	HNI Corp.	2,117,817
48,456	Houston Wire & Cable Co.	259,240
5,810	Hurco Cos., Inc.	152,222
22,746	Huron Consulting Group, Inc.(b)	1,274,913
15,137	Hyster-Yale Materials Handling, Inc., Class A	881,125
31,905	ICF International, Inc.(b)	1,480,392

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
64,201	IHS Markit Ltd.(b)	$2,361,955
80,158	InnerWorkings, Inc.(b)	706,192
20,702	Insperity, Inc.	1,556,790
12,517	Insteel Industries, Inc.	336,707
49,223	Interface, Inc.	780,185
51,570	JetBlue Airways Corp.(b)	901,444
15,740	John Bean Technologies Corp.	1,256,839
10,406	Kadant, Inc.	537,470
32,257	Kaman Corp.	1,408,341
72,034	Kelly Services, Inc., Class A	1,349,197
73,418	KEYW Holding Corp. (The)(b)	770,155
31,293	Kforce, Inc.	542,934
57,182	Kimball International, Inc., Class B	714,775
44,550	Knight Transportation, Inc.	1,303,088
41,370	Knoll, Inc.	895,247
31,134	Korn/Ferry International	634,822
195,649	Kratos Defense & Security Solutions, Inc.(b)	1,099,547
35,305	Landstar System, Inc.	2,511,951
109,353	Layne Christensen Co.(b)(c)	937,155
37,228	LB Foster Co., Class A	461,627
16,523	Lennox International, Inc.	2,410,540
8,089	Lindsay Corp.(c)	633,369
24,136	LSI Industries, Inc.	207,570
16,647	Lydall, Inc.(b)	778,247
34,067	Manitex International, Inc.(b)(c)	189,072
29,543	Marten Transport Ltd.	605,632
27,132	Masonite International Corp.(b)	1,543,811
7,441	Matson, Inc.	297,194
22,087	Matthews International Corp., Class A	1,323,011
31,954	McGrath RentCorp	961,815
24,987	Mercury Systems, Inc.(b)	694,139
19,503	Middleby Corp. (The)(b)	2,186,481
15,555	Milacron Holdings Corp.(b)(c)	226,481
19,091	Miller Industries, Inc.	419,047
19,677	Mistras Group, Inc.(b)	412,036
36,342	Mobile Mini, Inc.	921,270
32,529	MSA Safety, Inc.	1,896,441
57,625	Mueller Industries, Inc.	1,745,461
110,520	Mueller Water Products, Inc., Class A	1,361,606
12,574	Multi-Color Corp.	816,367
42,294	MYR Group, Inc.(b)	1,262,053
10,308	National Presto Industries, Inc.(c)	899,373
70,729	Navigant Consulting, Inc.(b)	1,655,059
635,877	Navios Maritime Holdings, Inc. (Monaco)(c)	674,030
31,337	NCI Building Systems, Inc.(b)	451,253
34,511	Neff Corp., Class A(b)	312,325
28,995	NN, Inc.	511,762
31,637	Nordson Corp.	3,167,813
52,222	Northwest Pipe Co.(b)	684,630
35,506	On Assignment, Inc.(b)	1,221,761
116,341	Orion Group Holdings, Inc.(b)	940,035
16,335	Park-Ohio Holdings Corp.	521,903
9,437	Patrick Industries, Inc.(b)	541,212
20,363	PGT, Inc.(b)	199,557
23,516	Ply Gem Holdings, Inc.(b)	322,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
17,389	Powell Industries, Inc.	$615,397
35,482	Primoris Services Corp.	710,704
5,489	Proto Labs, Inc.(b)	245,358
203,273	Quad Graphics, Inc., Class A	4,829,766
40,915	Quanex Building Products Corp.	666,915
49,318	Raven Industries, Inc.	1,057,871
12,822	RBC Bearings, Inc.(b)	914,850
43,154	Resources Connection, Inc.	640,837
83,508	Roadrunner Transportation Systems, Inc.(b)	634,661
37,171	Rollins, Inc.	1,145,610
73,784	RPX Corp.(b)	720,132
41,728	Saia, Inc.(b)	1,487,603
403,424	Scorpio Bulkers, Inc.(b)(c)	1,573,354
88,439	Seaspan Corp. (Hong Kong)(c)	1,093,990
26,629	Simpson Manufacturing Co., Inc.	1,139,721
46,187	SkyWest, Inc.	1,392,538
11,013	SolarCity Corp.(b)(c)	215,855
17,297	Sparton Corp.(b)	413,917
2,979	Spirit Airlines, Inc.(b)	142,783
108,750	SPX Corp.(b)	2,067,338
8,637	Standex International Corp.	659,867
136,274	Steelcase, Inc., Class A	1,819,258
75,242	Sterling Construction Co., Inc.(b)	547,762
13,860	Sun Hydraulics Corp.	407,900
12,072	TASER International, Inc.(b)	270,171
33,011	Team, Inc.(b)	1,015,088
14,416	Tennant Co.	907,487
58,111	Tetra Tech, Inc.	2,234,368
81,459	Textainer Group Holdings Ltd.	619,088
28,384	Thermon Group Holdings, Inc.(b)	520,279
292,599	Titan International, Inc.	2,981,584
118,072	Titan Machinery, Inc.(b)	1,096,889
47,287	Toro Co. (The)	2,264,102
10,031	Trex Co., Inc.(b)	539,768
73,958	TriMas Corp.(b)	1,327,546
38,096	TriNet Group, Inc.(b)	715,062
58,862	TrueBlue, Inc.(b)	1,030,085
146,729	Tutor Perini Corp.(b)	2,795,187
26,089	Twin Disc, Inc.	282,022
12,135	UniFirst Corp.	1,486,538
64,950	Univar, Inc.(b)	1,445,138
21,276	Universal Forest Products, Inc.	1,829,523
14,467	Universal Logistics Holdings, Inc.	180,114
14,036	US Ecology, Inc.	593,021
20,286	USA Truck, Inc.(b)	166,954
70,494	USG Corp.(b)	1,775,039
40,389	Vectrus, Inc.(b)	677,324
36,940	Veritiv Corp.(b)	1,992,913
35,526	Viad Corp.	1,474,329
2,978	Virgin America, Inc.(b)	161,854
9,748	VSE Corp.	281,132
103,324	Wabash National Corp.(b)	1,162,395
7,141	WageWorks, Inc.(b)	420,962
21,906	Watts Water Technologies, Inc., Class A	1,314,360
65,348	Werner Enterprises, Inc.	1,571,619

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
88,504	Wesco Aircraft Holdings, Inc.(b)	$1,137,276
88,170	West Corp.	1,738,712
46,270	Woodward, Inc.	2,729,005
52,646	Xerium Technologies, Inc.(b)	326,405
58,488	XPO Logistics, Inc.(b)(c)	1,926,010

		236,212,243

	Information Technology—16.2%
120,286	3D Systems Corp.(b)(c)	1,668,367
27,680	8x8, Inc.(b)	394,440
67,352	ACI Worldwide, Inc.(b)	1,220,418
48,296	Actua Corp.(b)	562,648
71,765	Acxiom Corp.(b)	1,690,783
48,525	ADTRAN, Inc.	880,729
24,215	Advanced Energy Industries, Inc.(b)	1,155,055
27,680	Alpha & Omega Semiconductor Ltd.(b)	584,878
7,296	Ambarella, Inc.(b)(c)	447,756
27,362	Applied Micro Circuits Corp.(b)	202,479
6,390	Arista Networks, Inc.(b)(c)	541,552
6,060	Aspen Technology, Inc.(b)	298,394
55,344	Avid Technology, Inc.(b)	363,610
77,883	AVX Corp.	1,091,920
24,981	Axcelis Technologies, Inc.(b)	340,991
14,437	Badger Meter, Inc.	464,150
51,220	Bankrate, Inc.(b)	399,516
51,689	Bazaarvoice, Inc.(b)	253,276
22,086	Bel Fuse, Inc., Class B	526,751
34,314	Belden, Inc.	2,223,890
47,786	Black Box Corp.	549,539
8,839	Black Knight Financial Services, Inc., Class A(b)	347,815
12,539	Blackbaud, Inc.	769,895
24,478	Blackhawk Network Holdings, Inc.(b)	843,267
112,805	Blucora, Inc.(b)	1,500,307
15,536	Bottomline Technologies (de), Inc.(b)	352,512
9,022	BroadSoft, Inc.(b)	374,864
86,811	Brooks Automation, Inc.	1,131,147
40,840	Cabot Microelectronics Corp.	2,256,818
12,255	CalAmp Corp.(b)	158,335
47,993	Calix, Inc.(b)	299,956
69,570	Canadian Solar, Inc. (Canada)(b)(c)	1,004,591
27,878	Cardtronics PLC, Class A(b)	1,393,900
4,933	Cass Information Systems, Inc.	265,691
6,961	Cavium, Inc.(b)	392,948
9,632	CEVA, Inc.(b)	289,442
144,158	Ciber, Inc.(b)	147,041
46,838	Ciena Corp.(b)	907,720
11,720	Cimpress NV (Netherlands)(b)(c)	975,690
38,919	Cirrus Logic, Inc.(b)	2,100,848
25,217	Cognex Corp.	1,301,197
15,996	Coherent, Inc.(b)	1,665,504
25,808	Cohu, Inc.	288,792
582	CommerceHub, Inc., Series A(b)	8,742
1,165	CommerceHub, Inc., Series C(b)	17,533
19,009	CommVault Systems, Inc.(b)	1,016,982
5,848	comScore, Inc.(b)	168,364
42,751	Comtech Telecommunications Corp.	444,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
80,418	Convergys Corp.	$2,348,206
47,620	CoreLogic, Inc.(b)	2,026,707
8,793	CoStar Group, Inc.(b)	1,645,346
15,310	Cray, Inc.(b)	318,448
21,601	CSG Systems International, Inc.	821,486
34,668	CTS Corp.	630,958
166,854	Cypress Semiconductor Corp.	1,663,534
85,011	Daktronics, Inc.	709,842
53,018	Datalink Corp.(b)	502,611
40,445	DHI Group, Inc.(b)	230,537
41,815	Digi International, Inc.(b)	382,607
52,140	Diodes, Inc.(b)	1,079,819
38,638	Dolby Laboratories, Inc., Class A	1,838,782
21,802	DSP Group, Inc.(b)	237,642
12,670	DTS, Inc.	536,575
188,253	EarthLink Holdings Corp.	1,076,807
114,359	Eastman Kodak Co.(b)	1,703,949
14,080	Ebix, Inc.(c)	788,480
39,700	Electro Scientific Industries, Inc.(b)	205,646
29,575	Electronics for Imaging, Inc.(b)	1,257,825
3,695	Ellie Mae, Inc.(b)	391,264
18,307	Endurance International Group Holdings, Inc.(b)(c)	134,556
83,974	EnerNOC, Inc.(b)(c)	436,665
92,039	Entegris, Inc.(b)	1,463,420
13,093	Envestnet, Inc.(b)	462,838
11,737	EPAM Systems, Inc.(b)	755,511
8,933	ePlus, Inc.(b)	817,816
25,343	Euronet Worldwide, Inc.(b)	2,016,036
118,683	Everi Holdings, Inc.(b)	238,553
43,346	EVERTEC, Inc.	656,692
33,531	Everyday Health, Inc.(b)	352,076
36,966	Exar Corp.(b)	333,433
12,182	ExlService Holdings, Inc.(b)	536,373
100,178	Extreme Networks, Inc.(b)	421,749
19,839	Fabrinet (Thailand)(b)	753,088
8,724	Fair Isaac Corp.	1,052,812
19,042	FARO Technologies, Inc.(b)	638,859
106,884	Finisar Corp.(b)	2,926,484
58,578	FireEye, Inc.(b)(c)	680,676
8,502	Fleetmatics Group PLC(b)	509,270
41,586	FormFactor, Inc.(b)	373,234
10,940	Forrester Research, Inc.	407,515
31,540	Fortinet, Inc.(b)	1,011,172
18,202	Gartner, Inc.(b)	1,566,100
33,655	Global Payments, Inc.	2,440,661
15,445	Gogo, Inc.(b)(c)	156,149
27,900	GrubHub, Inc.(b)	1,063,269
11,248	Guidewire Software, Inc.(b)	646,198
13,896	Hackett Group, Inc. (The)	224,004
189,077	Harmonic, Inc.(b)	964,293
26,807	Hollysys Automation Technologies Ltd. (China)	533,727
52,130	II-VI, Inc.(b)	1,449,214
34,488	Infinera Corp.(b)	269,006
16,500	Infoblox, Inc.(b)	437,250

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
9,726	Inphi Corp.(b)	$360,835
79,220	Insight Enterprises, Inc.(b)	2,280,744
59,717	Integrated Device Technology, Inc.(b)	1,236,739
7,142	Interactive Intelligence Group, Inc.(b)	431,734
24,616	InterDigital, Inc.	1,739,120
186,297	Internap Corp.(b)	232,871
125,596	Intersil Corp., Class A	2,773,160
22,451	InterXion Holding NV (Netherlands)(b)	835,851
35,845	Intralinks Holdings, Inc.(b)	328,699
58,149	InvenSense, Inc.(b)(c)	444,840
9,886	IPG Photonics Corp.(b)	959,041
44,477	Itron, Inc.(b)	2,397,310
55,771	Ixia(b)	666,463
21,137	IXYS Corp.	224,052
19,272	j2 Global, Inc.	1,371,203
23,072	Jack Henry & Associates, Inc.	1,869,293
123,766	KEMET Corp.(b)	440,607
39,116	Kimball Electronics, Inc.(b)	543,712
177,962	Knowles Corp.(b)(c)	2,658,752
116,002	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,535,866
21,937	KVH Industries, Inc.(b)	174,399
105,522	Lattice Semiconductor Corp.(b)	640,519
81,878	Lionbridge Technologies, Inc.(b)	395,471
108,179	Liquidity Services, Inc.(b)	957,384
10,280	Littelfuse, Inc.	1,434,060
46,578	LivePerson, Inc.(b)	395,913
4,033	LogMeIn, Inc.(c)	383,135
24,320	Lumentum Holdings, Inc.(b)	817,152
5,270	Luxoft Holding, Inc., Class A(b)	279,310
4,445	MACOM Technology Solutions Holdings, Inc.(b)	163,398
172,704	Magnachip Semiconductor Corp. (South Korea)(b)(c)	1,070,765
10,752	Manhattan Associates, Inc.(b)	544,481
52,185	ManTech International Corp., Class A	2,026,344
36,194	Marchex, Inc., Class B(b)	91,209
24,889	MAXIMUS, Inc.	1,295,721
39,294	Maxwell Technologies, Inc.(b)(c)	190,183
15,925	Mellanox Technologies Ltd. (Israel)(b)	691,145
86,250	Mentor Graphics Corp.	2,492,625
4,963	MercadoLibre, Inc. (Argentina)	833,834
28,192	Methode Electronics, Inc.	879,590
53,787	Microsemi Corp.(b)	2,266,046
3,439	MicroStrategy, Inc., Class A(b)	669,952
43,082	MKS Instruments, Inc.	2,173,487
9,766	Mobileye NV(b)	363,100
90,806	ModusLink Global Solutions, Inc.(b)	123,496
129,873	MoneyGram International, Inc.(b)	910,410
7,776	Monolithic Power Systems, Inc.	612,827
16,151	Monotype Imaging Holdings, Inc.	308,484
219,188	Monster Worldwide, Inc.(b)	747,431
12,275	MTS Systems Corp.	583,676
20,960	Nanometrics, Inc.(b)	437,854
60,142	National Instruments Corp.	1,689,389
16,776	NeoPhotonics Corp.(b)	234,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
78,603	Net 1 UEPS Technologies, Inc. (South Africa)(b)	$807,253
37,394	NETGEAR, Inc.(b)	1,888,397
37,763	NetScout Systems, Inc.(b)	1,036,594
3,469	NetSuite, Inc.(b)	323,033
77,735	NeuStar, Inc., Class A(b)(c)	1,745,151
31,096	NIC, Inc.	713,653
28,333	Novanta, Inc.(b)	494,411
65,059	Oclaro, Inc.(b)	475,581
36,111	Orbotech Ltd. (Israel)(b)	989,441
16,123	OSI Systems, Inc.(b)	1,130,706
3,763	Palo Alto Networks, Inc.(b)	578,862
53,349	Pandora Media, Inc.(b)(c)	604,444
47,768	Park Electrochemical Corp.	737,060
16,133	PC Connection, Inc.	374,447
10,389	Pegasystems, Inc.	321,020
27,947	Perficient, Inc.(b)	520,094
96,739	Photronics, Inc.(b)	938,368
33,633	Plantronics, Inc.	1,739,162
56,572	Plexus Corp.(b)	2,591,563
12,000	Power Integrations, Inc.	773,400
36,972	Progress Software Corp.(b)	994,917
60,608	PTC, Inc.(b)	2,875,244
6,620	Qualys, Inc.(b)	246,595
760,789	Quantum Corp.(b)	608,783
60,556	QuinStreet, Inc.(b)	175,612
21,827	Quotient Technology, Inc.(b)	231,366
102,121	Rackspace Hosting, Inc.(b)	3,261,745
36,524	Radware Ltd. (Israel)(b)(c)	493,439
45,784	Rambus, Inc.(b)	558,107
18,052	RealPage, Inc.(b)	491,014
50,683	RetailMeNot, Inc.(b)	458,681
59,824	Rocket Fuel, Inc.(b)(c)	118,452
40,238	Rofin-Sinar Technologies, Inc.(b)	1,309,747
20,330	Rogers Corp.(b)	1,106,562
30,210	Rudolph Technologies, Inc.(b)	546,801
42,907	Sabre Corp.	1,108,288
38,329	SeaChange International, Inc.(b)	100,805
45,789	Semtech Corp.(b)	1,108,094
8,235	ServiceNow, Inc.(b)	723,939
31,071	ShoreTel, Inc.(b)	206,622
30,784	Sigma Designs, Inc.(b)	224,723
56,263	Silicon Graphics International Corp.(b)	436,038
26,352	Silicon Laboratories, Inc.(b)	1,579,802
38,339	SINA Corp. (China)(b)	2,765,775
35,044	Sohu.com, Inc. (China)(b)	1,311,697
36,519	Sonus Networks, Inc.(b)	211,445
19,987	Splunk, Inc.(b)	1,203,018
3,770	SPS Commerce, Inc.(b)	235,173
44,210	SS&C Technologies Holdings, Inc.	1,411,625
2,472	Stamps.com, Inc.(b)(c)	241,144
98,393	Stratasys Ltd.(b)(c)	1,881,274
161,248	SunEdison Semiconductor PTE Ltd.(b)	1,917,239
38,626	SunPower Corp.(b)(c)	279,652
23,885	Super Micro Computer, Inc.(b)	566,075
43,413	Sykes Enterprises, Inc.(b)	1,160,864

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
13,768	Synaptics, Inc.(b)	$717,588
21,113	Synchronoss Technologies, Inc.(b)	775,058
15,241	Syntel, Inc.	306,344
10,579	Tableau Software, Inc., Class A(b)	508,321
48,630	Take-Two Interactive Software, Inc.(b)	2,158,686
25,279	Tangoe, Inc.(b)	216,894
40,837	Telenav, Inc.(b)	222,562
19,124	TeleTech Holdings, Inc.	537,384
30,398	Tessera Technologies, Inc.	1,127,766
78,961	Tivo Corp.(b)	1,567,376
150,527	TTM Technologies, Inc.(b)	1,979,430
109,678	Twitter, Inc.(b)(c)	1,968,720
4,863	Tyler Technologies, Inc.(b)	780,025
5,523	Ubiquiti Networks, Inc.(b)(c)	289,571
3,124	Ultimate Software Group, Inc. (The)(b)	659,133
87,468	Ultra Clean Holdings, Inc.(b)	743,478
22,532	Ultratech, Inc.(b)	479,706
8,832	Universal Display Corp.(b)	456,614
12,935	VASCO Data Security International, Inc.(b)	177,856
64,178	Veeco Instruments, Inc.(b)	1,392,663
89,991	VeriFone Systems, Inc.(b)	1,393,061
49,099	Verint Systems, Inc.(b)	1,767,564
26,654	ViaSat, Inc.(b)	1,883,372
177,852	Viavi Solutions, Inc.(b)	1,266,306
16,422	Virtusa Corp.(b)	311,033
27,868	Vishay Precision Group, Inc.(b)	437,528
37,946	VMware, Inc., Class A(b)(c)	2,982,556
25,232	Web.com Group, Inc.(b)	406,235
10,093	WebMD Health Corp.(b)	495,869
30,668	WEX, Inc.(b)	3,345,879
9,823	Workday, Inc., Class A(b)	851,458
55,116	Xcerra Corp.(b)	303,689
12,588	XO Group, Inc.(b)	231,619
131,397	Yandex NV, Class A (Russia)(b)	2,587,207
23,438	Yelp, Inc., Class A(b)	765,485
27,952	Zebra Technologies Corp., Class A(b)	1,840,360
15,022	Zedge, Inc., Class B(b)	43,864
6,223	Zillow Group, Inc., Class A(b)	205,546
12,760	Zillow Group, Inc., Class C(b)(c)	425,674
781,467	Zynga, Inc., Class A(b)	2,195,922

		225,358,368

	Materials—6.8%
65,740	A. Schulman, Inc.	1,890,025
7,090	AEP Industries, Inc.	776,709
31,098	American Vanguard Corp.	472,690
9,904	Balchem Corp.	751,714
126,238	Boise Cascade Co.(b)	2,430,081
55,002	Calgon Carbon Corp.	869,032
163,769	Century Aluminum Co.(b)	1,197,151
48,153	Clearwater Paper Corp.(b)	2,556,924
206,913	Coeur Mining, Inc.(b)	2,313,287
4,886	Deltic Timber Corp.	274,495
24,394	Eagle Materials, Inc.	1,975,182
130,559	Ferro Corp.(b)	1,692,045
65,791	Flotek Industries, Inc.(b)(c)	775,018
30,720	FutureFuel Corp.	336,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
191,911	Gold Resource Corp.(c)	$1,090,054
79,596	Greif, Inc., Class A	3,729,869
46,725	H.B. Fuller Co.	1,965,721
13,499	Hawkins, Inc.	544,685
19,460	Haynes International, Inc.	626,028
38,190	Headwaters, Inc.(b)	626,316
516,583	Hecla Mining Co.	3,094,332
44,028	Innophos Holdings, Inc.	2,018,244
20,091	Innospec, Inc.	1,210,483
399,343	Intrepid Potash, Inc.(b)	415,317
21,782	Kaiser Aluminum Corp.	1,578,977
158,313	KapStone Paper and Packaging Corp.	2,871,798
8,047	KMG Chemicals, Inc.	218,396
58,141	Koppers Holdings, Inc.(b)	1,904,118
91,180	Kraton Corp.(b)	2,336,943
98,431	Kronos Worldwide, Inc.(c)	756,934
114,040	Louisiana-Pacific Corp.(b)	2,092,634
125,812	LSB Industries, Inc.(b)(c)	665,545
39,639	Materion Corp.	1,201,062
140,010	McEwen Mining, Inc.(c)	455,032
64,979	Mercer International, Inc. (Canada)	513,334
28,307	Minerals Technologies, Inc.	1,902,230
41,588	Myers Industries, Inc.	501,135
13,106	Neenah Paper, Inc.	1,047,169
42,591	Olympic Steel, Inc.	983,426
66,491	OMNOVA Solutions, Inc.(b)	505,332
40,077	Orion Engineered Carbons SA	751,444
90,143	P.H. Glatfelter Co.	2,002,977
265,109	Platform Specialty Products Corp.(b)(c)	1,932,645
11,325	Quaker Chemical Corp.	1,217,437
109,998	Rayonier Advanced Materials, Inc.(c)	1,422,274
157,358	Rentech, Inc.(b)	379,233
286,446	Resolute Forest Products, Inc.(b)(c)	1,360,618
45,386	Royal Gold, Inc.	3,123,465
73,643	Ryerson Holding Corp.(b)(c)	754,841
130,001	Schnitzer Steel Industries, Inc., Class A	3,139,524
36,532	Schweitzer-Mauduit International, Inc.	1,348,396
30,635	Scotts Miracle-Gro Co. (The), Class A	2,698,637
27,100	Stepan Co.	1,924,913
163,133	Stillwater Mining Co.(b)	2,172,932
323,008	SunCoke Energy, Inc.	3,297,912
184,892	TimkenSteel Corp.(b)	1,895,143
45,003	Tredegar Corp.	832,556
30,229	Trinseo SA	1,585,511
473,825	Tronox Ltd., Class A	3,837,983
7,165	US Concrete, Inc.(b)	357,534
41,399	Westlake Chemical Corp.	2,144,054
62,427	Worthington Industries, Inc.	2,934,069

		94,280,256

	Real Estate—6.9%
40,625	Acadia Realty Trust REIT	1,368,656
10,125	Agree Realty Corp. REIT	489,544
29,323	Alexander & Baldwin, Inc.	1,225,408
1,282	Alexander’s, Inc. REIT	492,634
16,910	Altisource Asset Management Corp. (U. S. Virgin Islands)(b)(c)	577,476

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
15,653	Altisource Portfolio Solutions SA(b)	$403,065
28,322	American Assets Trust, Inc. REIT	1,124,667
112,185	American Homes 4 Rent, Class A REIT	2,368,225
31,888	Armada Hoffler Properties, Inc. REIT	428,256
42,935	Ashford Hospitality Prime, Inc. REIT	556,438
247,272	Ashford Hospitality Trust, Inc. REIT	1,436,650
34,720	CareTrust REIT, Inc. REIT	488,858
27,585	CatchMark Timber Trust, Inc., Class A REIT	290,746
94,745	Cedar Realty Trust, Inc. REIT	641,424
28,078	Chatham Lodging Trust REIT	496,981
49,701	Chesapeake Lodging Trust REIT	1,079,009
16,238	Colony Starwood Homes REIT	471,064
20,387	CorEnergy Infrastructure Trust, Inc. REIT(c)	552,080
9,236	CoreSite Realty Corp. REIT	681,063
182,055	Cousins Properties, Inc. REIT	1,414,567
63,137	CubeSmart REIT	1,645,982
19,798	CyrusOne, Inc. REIT	883,189
45,773	DuPont Fabros Technology, Inc. REIT	1,867,996
26,364	EastGroup Properties, Inc. REIT	1,790,379
31,059	Education Realty Trust, Inc. REIT	1,322,803
54,630	Empire State Realty Trust, Inc., Class A REIT	1,069,109
60,531	Equity One, Inc. REIT	1,725,133
91,655	FelCor Lodging Trust, Inc. REIT	585,675
62,182	First Industrial Realty Trust, Inc. REIT	1,642,227
121,359	First Potomac Realty Trust REIT	1,082,522
71,297	Forestar Group, Inc.(b)	784,267
148,131	Franklin Street Properties Corp. REIT	1,713,876
73,285	Gaming and Leisure Properties, Inc. REIT	2,405,947
30,974	Getty Realty Corp. REIT	704,039
28,232	Gladstone Commercial Corp. REIT	503,941
131,968	Government Properties Income Trust REIT(c)	2,525,867
54,396	Hersha Hospitality Trust REIT	969,337
20,800	HFF, Inc., Class A	553,904
20,097	Howard Hughes Corp. (The)(b)	2,207,253
36,446	Hudson Pacific Properties, Inc. REIT	1,225,314
9,591	InfraREIT, Inc. REIT	159,402
223,111	Investors Real Estate Trust REIT(c)	1,354,284
103,852	iStar, Inc. REIT(b)	1,155,873
36,941	Kennedy-Wilson Holdings, Inc.	760,985
57,278	Kite Realty Group Trust REIT	1,427,941
15,459	Life Storage, Inc. REIT	1,246,768
20,184	LTC Properties, Inc. REIT	1,011,420
6,959	Marcus & Millichap, Inc.(b)	163,049
171,607	Medical Properties Trust, Inc. REIT	2,392,202
41,611	Monmouth Real Estate Investment Corp. REIT	568,822
164,772	Monogram Residential Trust, Inc. REIT	1,736,697
35,565	Nam Tai Property, Inc. (China)(c)	288,076
18,527	National Health Investors, Inc. REIT	1,403,605
19,855	National Storage Affiliates Trust REIT	388,761
97,019	New Senior Investment Group, Inc. REIT	1,010,938
95,290	New York REIT, Inc. REIT	897,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
15,362	One Liberty Properties, Inc. REIT	$361,929
22,756	Parkway, Inc. REIT(b)	410,063
56,509	Pebblebrook Hotel Trust REIT	1,372,038
80,823	Pennsylvania Real Estate Investment Trust REIT	1,576,857
20,623	Physicians Realty Trust REIT	407,717
35,611	Post Properties, Inc. REIT	2,342,848
51,350	Potlatch Corp. REIT	1,971,840
20,501	Preferred Apartment Communities, Inc., Class A REIT	266,923
13,823	PS Business Parks, Inc. REIT	1,517,627
14,728	QTS Realty Trust, Inc., Class A REIT	676,899
365,700	RAIT Financial Trust REIT	1,115,385
66,262	Ramco-Gershenson Properties Trust REIT	1,148,983
7,155	RE/MAX Holdings, Inc., Class A	310,885
53,345	Retail Opportunity Investments Corp. REIT	1,072,768
29,172	Rexford Industrial Realty, Inc. REIT	614,362
7,396	RMR Group, Inc. (The), Class A	254,053
90,852	Sabra Health Care REIT, Inc. REIT	2,116,852
10,137	Saul Centers, Inc. REIT	613,086
62,085	Select Income REIT	1,535,983
9,091	Seritage Growth Properties, Class A REIT(c)	414,095
27,486	Silver Bay Realty Trust Corp. REIT	460,390
44,726	St. Joe Co. (The)(b)	791,650
58,340	STAG Industrial, Inc., Class A REIT	1,345,904
25,127	STORE Capital Corp. REIT	685,716
73,706	Summit Hotel Properties, Inc. REIT	957,441
29,787	Sun Communities, Inc. REIT	2,291,514
58,113	Tanger Factory Outlet Centers, Inc. REIT	2,022,332
12,085	Tejon Ranch Co.(b)	269,979
25,511	Terreno Realty Corp. REIT	665,837
83,337	Tier REIT, Inc. REIT	1,229,221
27,646	UMH Properties, Inc. REIT	335,069
7,364	Universal Health Realty Income Trust REIT	432,267
29,867	Urban Edge Properties REIT	770,867
25,395	Urstadt Biddle Properties, Inc., Class A REIT	545,992
75,566	Washington REIT	2,223,152
37,292	Whitestone REIT	495,984

		95,386,534

	Telecommunication Services—1.4%
8,641	ATN International, Inc.	584,477
31,016	Boingo Wireless, Inc.(b)	301,476
116,822	Cincinnati Bell, Inc.(b)	2,295,552
17,779	Cogent Communications Group, Inc.	656,045
74,510	Consolidated Communications Holdings, Inc.	1,783,024
50,064	FairPoint Communications, Inc.(b)	780,999
46,970	General Communication, Inc., Class A(b)	744,005
16,354	Hawaiian Telcom Holdco, Inc.(b)	335,584
46,604	IDT Corp., Class B	833,746
39,980	Inteliquent, Inc.	671,264
238,187	Intelsat SA(b)	645,487
184,738	Iridium Communications, Inc.(b)(c)	1,505,615
34,812	Lumos Networks Corp.(b)	494,679

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services (continued)
27,190	ORBCOMM, Inc.(b)	$242,807
21,232	SBA Communications Corp., Class A(b)	2,405,161
26,616	Shenandoah Telecommunications Co.	702,662
37,723	Spok Holdings, Inc.	680,900
33,447	United States Cellular Corp.(b)	1,172,317
180,149	Vonage Holdings Corp.(b)	1,235,822
30,674	Zayo Group Holdings, Inc.(b)	987,089

		19,058,711

	Utilities—1.6%
23,607	American States Water Co.	943,808
7,301	Artesian Resources Corp., Class A	206,034
54,911	Atlantica Yield PLC (Spain)(c)	987,300
25,672	Avangrid, Inc.	1,011,734
48,646	California Water Service Group	1,508,026
11,117	Chesapeake Utilities Corp.	712,044
7,875	Connecticut Water Service, Inc.	410,051
17,313	Consolidated Water Co. Ltd. (Cayman Islands)	193,906
48,256	El Paso Electric Co.	2,229,427
50,201	Empire District Electric Co. (The)	1,718,380
27,936	MGE Energy, Inc.	1,632,859
14,972	Middlesex Water Co.	540,489
35,697	Northwest Natural Gas Co.	2,098,984
19,658	NRG Yield, Inc., Class A	289,562
37,128	NRG Yield, Inc., Class C(c)	571,771
17,786	Ormat Technologies, Inc.	857,819
48,845	Otter Tail Corp.	1,755,978
34,967	Pattern Energy Group, Inc.	781,512
15,093	SJW Corp.	765,668
71,489	South Jersey Industries, Inc.	2,119,649
31,414	TerraForm Power, Inc., Class A(b)(c)	389,848
18,050	Unitil Corp.	732,288

		22,457,137

	Total Common Stocks and Other Equity Interests (Cost $1,348,647,904)	1,388,587,409

	Money Market Fund—0.0%
268,116	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $268,116)	268,116

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,348,916,020)—100.0%	1,388,855,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.1%
97,658,734	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $97,658,734)	$97,658,734

	Total Investments (Cost $1,446,574,754)—107.1%	1,486,514,259
	Other assets less liabilities—(7.1)%	(97,990,036)

	Net Assets—100.0%	$1,388,524,223

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Assets:
Unaffiliated investments, at value(a)	$33,116,460	$129,590,089	$4,162,515,060	$1,388,587,409
Affiliated investments, at value	74,386	664,485	49,371,871	97,926,850

Total investments, at value	33,190,846	130,254,574	4,211,886,931	1,486,514,259
Cash	—	16,070	—	—
Receivables:
Foreign tax reclaims	923	—	3,391	—
Dividends	11	52,750	4,614,435	505,820
Investments sold	—	—	—	1,473,745
Securities lending	—	—	52,271	210,002
Shares sold	—	—	—	46,404
Other assets	974	622	3,358	519

Total Assets	33,192,754	130,324,016	4,216,560,386	1,488,750,749

Liabilities:
Due to custodian	—	—	31,797	43,779
Payables:
Investments purchased	—	—	—	1,273,097
Collateral upon return of securities loaned	—	600,926	45,367,689	97,658,734
Shares repurchased	—	—	215	—
Accrued advisory fees	7,179	55,404	969,908	330,197
Accrued trustees’ and officer’s fees	17,615	31,903	126,098	45,632
Accrued expenses	54,026	62,093	2,750,802	875,087

Total Liabilities	78,820	750,326	49,246,509	100,226,526

Net Assets	$33,113,934	$129,573,690	$4,167,313,877	$1,388,524,223

Net Assets Consist of:
Shares of beneficial interest	$80,997,986	$415,645,152	$4,004,925,431	$1,410,615,755
Undistributed net investment income	(32,413)	107,602	10,872,023	3,860,108
Undistributed net realized gain (loss)	(50,950,980)	(292,405,381)	(148,049,555)	(65,891,145)
Net unrealized appreciation	3,099,341	6,226,317	299,565,978	39,939,505

Net Assets	$33,113,934	$129,573,690	$4,167,313,877	$1,388,524,223

Shares outstanding (unlimited amount authorized, $0.01 par value)	450,000	1,750,000	45,400,000	13,700,000
Net asset value	$73.59	$74.04	$91.79	$101.35

Market price	$73.55	$74.07	$91.85	$101.37

Unaffiliated investments, at cost	$30,017,119	$123,363,772	$3,862,394,143	$1,348,647,904

Affiliated investments, at cost	$74,386	$664,485	$49,926,810	$97,926,850

Total investments, at cost	$30,091,505	$124,028,257	$3,912,320,953	$1,446,574,754

(a) Includes securities on loan with an aggregate value of	$—	$549,990	$43,641,933	$93,945,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Operations

For the six months ended October 31, 2016

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	PowerShares Dynamic Market Portfolio (PWC)	PowerShares FTSE RAFI US 1000 Portfolio (PRF)	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Investment Income:
Unaffiliated dividend income	$165,122	$1,046,073	$50,802,347	$9,801,807
Affiliated dividend income	135	227	229,819	2,191
Securities lending income	—	—	471,525	1,367,193
Foreign withholding tax	(381)	(182)	(2,362)	(10,225)

Total Income	164,876	1,046,118	51,501,329	11,160,966

Expenses:
Advisory fees	87,002	347,001	6,171,443	1,907,655
Accounting & administration fees	18,014	18,058	392,186	103,697
Sub-licensing fees	13,970	20,820	1,917,905	592,748
Professional fees	13,180	14,772	39,428	20,191
Trustees’ and officer’s fees	4,147	5,101	40,532	13,603
Custodian & transfer agent fees	3,607	5,739	45,579	18,921
Other expenses	8,226	10,577	82,189	33,954

Total Expenses	148,146	422,068	8,689,262	2,690,769

Less: Waivers	(43,806)	(5,764)	(392,582)	(126,371)

Net Expenses	104,340	416,304	8,296,680	2,564,398

Net Investment Income	60,536	629,814	43,204,649	8,596,568

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,271,782)	(8,699,383)	(2,537,230)	(6,716,288)
In-kind redemptions	1,363,830	11,578,311	49,336,303	24,399,903
Foreign currencies	—	—	—	47

Net realized gain	92,048	2,878,928	46,799,073	17,683,662

Net change in unrealized appreciation on investment securities	1,781,484	2,273,873	28,859,612	22,656,158

Net realized and unrealized gain	1,873,532	5,152,801	75,658,685	40,339,820

Net increase in net assets resulting from operations	$1,934,068	$5,782,615	$118,863,334	$48,936,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

(This Page Intentionally Left Blank)

Statements of Changes in Net Assets

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)		PowerShares Dynamic Market Portfolio (PWC)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income (loss)	$60,536	$(37,908)	$629,814	$1,747,478
Net realized gain (loss)	92,048	(4,266,521)	2,878,928	(858,735)
Net change in unrealized appreciation (depreciation)	1,781,484	(2,129,082)	2,273,873	(1,716,563)

Net increase (decrease) in net assets resulting from operations	1,934,068	(6,433,511)	5,782,615	(827,820)

Distributions to Shareholders from:
Net investment income	(64,331)	(22,077)	(869,789)	(1,698,632)
Return of capital	—	(2,759)	—	—

Total distributions to shareholders	(64,331)	(24,836)	(869,789)	(1,698,632)

Shareholder Transactions:
Proceeds from shares sold	7,410,770	35,446,415	94,901,174	152,722,956
Value of shares repurchased	(11,079,853)	(24,097,986)	(113,362,383)	(176,024,640)

Net increase (decrease) in net assets resulting from shares transactions	(3,669,083)	11,348,429	(18,461,209)	(23,301,684)

Increase (Decrease) in Net Assets	(1,799,346)	4,890,082	(13,548,383)	(25,828,136)

Net Assets:
Beginning of period	34,913,280	30,023,198	143,122,073	168,950,209

End of period	$33,113,934	$34,913,280	$129,573,690	$143,122,073

Undistributed net investment income (loss) at end of period	$(32,413)	$(28,618)	$107,602	$347,577

Changes in Shares Outstanding:
Shares sold	100,000	450,000	1,300,000	2,050,000
Shares repurchased	(150,000)	(350,000)	(1,550,000)	(2,350,000)
Shares outstanding, beginning of period	500,000	400,000	2,000,000	2,300,000

Shares outstanding, end of period	450,000	500,000	1,750,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares FTSE RAFI US 1000 Portfolio (PRF)		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$43,204,649	$92,339,251	$8,596,568	$14,578,380
46,799,073	319,111,469	17,683,662	27,325,820
28,859,612	(458,584,354)	22,656,158	(101,820,682)

118,863,334	(47,133,634)	48,936,388	(59,916,482)

(42,643,520)	(96,826,783)	(7,229,769)	(14,367,669)
—	—	—	—

(42,643,520)	(96,826,783)	(7,229,769)	(14,367,669)

118,149,991	761,845,771	321,703,789	284,803,033
(169,456,464)	(1,033,501,636)	(82,180,793)	(261,733,949)

(51,306,473)	(271,655,865)	239,522,996	23,069,084

24,913,341	(415,616,282)	281,229,615	(51,215,067)

4,142,400,536	4,558,016,818	1,107,294,608	1,158,509,675

$4,167,313,877	$4,142,400,536	$1,388,524,223	$1,107,294,608

$10,872,023	$10,310,894	$3,860,108	$2,493,309

1,300,000	8,600,000	3,150,000	3,000,000
(1,850,000)	(11,950,000)	(800,000)	(2,850,000)
45,950,000	49,300,000	11,350,000	11,200,000

45,400,000	45,950,000	13,700,000	11,350,000

37

Financial Highlights

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$69.83		$75.06	$64.34	$55.40		$51.32		$53.76
Net investment income (loss)(a)	0.13		(0.06)	0.06	0.21		0.71	(b)	0.10
Net realized and unrealized gain (loss) on investments	3.76		(5.11)	10.66	9.00		4.18		(2.50)
Total from investment operations	3.89		(5.17)	10.72	9.21		4.89		(2.40)
Distributions to shareholders from:
Net investment income	(0.13)		(0.05)	—	(0.27)		(0.81)		(0.04)
Return of capital	—		(0.01)	—	—		—		—
Total distributions	(0.13)		(0.06)	—	(0.27)		(0.81)		(0.04)
Net asset value at end of period	$73.59		$69.83	$75.06	$64.34		$55.40		$51.32
Market price at end of period(c)	$73.55		$69.82	$75.10	$64.32		$55.32		$51.30
Net Asset Value Total Return(d)	5.57%		(6.90)%	16.66%	16.64%		9.75%		(4.46)%
Market Price Total Return(d)	5.54%		(6.96)%	16.76%	16.77%		9.63%		(4.48)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$33,114		$34,913	$30,023	$25,734		$22,160		$28,224
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60	%(f)	0.60%		0.60%
Expenses, prior to Waivers	0.85	%(e)	0.81%	0.96%	0.91	%(f)	0.95%		0.93%
Net investment income (loss), after Waivers	0.35	%(e)	(0.09)%	0.09%	0.32%		1.42	%(b)	0.22%
Portfolio turnover rate(g)	44%		118%	154%	296%		118%		99%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.43 and 0.87%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Dynamic Market Portfolio (PWC)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$71.56		$73.46	$70.27	$56.26	$46.78	$48.26
Net investment income(a)	0.34		0.82	0.68	0.60	0.82	0.44
Net realized and unrealized gain (loss) on investments	2.60		(1.91)	3.25	13.99	9.51	(1.52)
Total from investment operations	2.94		(1.09)	3.93	14.59	10.33	(1.08)
Distributions to shareholders from:
Net investment income	(0.46)		(0.81)	(0.74)	(0.58)	(0.85)	(0.40)
Net asset value at end of period	$74.04		$71.56	$73.46	$70.27	$56.26	$46.78
Market price at end of period(b)	$74.07		$71.55	$73.40	$70.27	$56.23	$46.75
Net Asset Value Total Return(c)	4.13%		(1.50)%	5.58%	26.09%	22.39%	(2.12)%
Market Price Total Return(c)	4.19%		(1.43)%	5.49%	26.15%	22.40%	(2.14)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$129,574		$143,122	$168,950	$186,219	$140,658	$128,644
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.59%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.61	%(d)	0.60%	0.59%	0.60%	0.60%	0.62%
Net investment income, after Waivers	0.91	%(d)	1.13%	0.93%	0.94%	1.68%	1.00%
Portfolio turnover rate(e)	121%		231%	237%	244%	166%	133%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$90.15		$92.45	$85.42	$71.42	$59.73	$60.72
Net investment income(a)	0.94		1.93	1.72	1.45	1.31	1.12
Net realized and unrealized gain (loss) on investments	1.63		(2.23)	6.93	13.89	11.66	(0.99)
Total from investment operations	2.57		(0.30)	8.65	15.34	12.97	0.13
Distributions to shareholders from:
Net investment income	(0.93)		(2.00)	(1.62)	(1.34)	(1.28)	(1.12)
Net asset value at end of period	$91.79		$90.15	$92.45	$85.42	$71.42	$59.73
Market price at end of period(b)	$91.85		$90.13	$92.43	$85.37	$71.42	$59.72
Net Asset Value Total Return(c)	2.86%		(0.23)%	10.19%	21.68%	22.06%	0.41%
Market Price Total Return(c)	2.95%		(0.24)%	10.23%	21.61%	22.09%	0.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,167,314		$4,142,401	$4,558,017	$3,305,696	$1,778,450	$1,388,661
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.41%	0.41%	0.43%	0.43%
Net investment income, after Waivers	2.03	%(d)	2.19%	1.92%	1.84%	2.10%	2.00%
Portfolio turnover rate(e)	2%		12%	10%	12%	13%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$97.56		$103.44	$96.35	$77.76	$66.71	$70.66
Net investment income(a)	0.67		1.25	1.38	0.98	1.13	0.73
Net realized and unrealized gain (loss) on investments	3.70		(5.93)	7.04	18.52	11.08	(4.04)
Total from investment operations	4.37		(4.68)	8.42	19.50	12.21	(3.31)
Distributions to shareholders from:
Net investment income	(0.58)		(1.20)	(1.33)	(0.91)	(1.16)	(0.64)
Net asset value at end of period	$101.35		$97.56	$103.44	$96.35	$77.76	$66.71
Market price at end of period(b)	$101.37		$97.55	$103.45	$96.38	$77.67	$66.72
Net Asset Value Total Return(c)	4.49%		(4.49)%	8.80%	25.22%	18.56%	(4.60)%
Market Price Total Return(c)	4.52%		(4.52)%	8.78%	25.40%	18.41%	(4.56)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,388,524		$1,107,295	$1,158,510	$958,731	$563,763	$463,645
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41	%(d)	0.41%	0.42%	0.42%	0.43%	0.44%
Net investment income, after Waivers	1.31	%(d)	1.30%	1.39%	1.08%	1.64%	1.17%
Portfolio turnover rate(e)	4%		28%	26%	31%	30%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)	“DWA NASDAQ Momentum Portfolio”
PowerShares Dynamic Market Portfolio (PWC)	“Dynamic Market Portfolio”
PowerShares FTSE RAFI US 1000 Portfolio (PRF)	“FTSE RAFI US 1000 Portfolio”
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	“FTSE RAFI US 1500 Small-Mid Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE RAFI US 1500 Small-Mid Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA NASDAQ Momentum Portfolio	Dorsey Wright® NASDAQ Technical Leaders Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

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Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over

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numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. DWA NASDAQ Momentum Portfolio employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small- and Mid-Capitalization Company Risk. For Dynamic Market Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2016, Dynamic Market Portfolio, FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund.

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Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each of DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2017. Offering costs excluded from the Expense Cap for these Funds are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the DWA NASDAQ Momentum Portfolio and the Dynamic Market Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2017. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2017. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2016, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA NASDAQ Momentum Portfolio	$43,806
Dynamic Market Portfolio	5,764
FTSE RAFI US 1000 Portfolio	392,582
FTSE RAFI US 1500 Small-Mid Portfolio	126,371

For FTSE RAFI US 1000 Portfolio and FTSE RAFI US 1500 Small-Mid Portfolio, the Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For DWA NASDAQ Momentum Portfolio and Dynamic Market Portfolio, the expenses borne by the Adviser are not subject to recapture.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2016 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/17	4/30/18	4/30/19	10/31/19
FTSE RAFI US 1000 Portfolio	$2,690,572	$637,211	$811,780	$851,900	$389,681
FTSE RAFI US 1500 Small-Mid Portfolio	979,029	273,970	320,530	259,243	125,286

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA NASDAQ Momentum Portfolio	Dorsey Wright & Associates, LLC
Dynamic Market Portfolio	NYSE Group, Inc.
FTSE RAFI US 1000 Portfolio	FTSE International Ltd.
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows FTSE RAFI US 1000 Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended October 31, 2016.

FTSE RAFI US 1000 Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Invesco Ltd.	$3,147,763	$213,684	$(185,208)	$(289,372)	$(21,069)	$2,865,798	$56,982
Invesco Mortgage Capital, Inc. REIT	875,047	43,944	(36,956)	134,830	4,944	1,021,809	55,121

Total Investments in Affiliates	$4,022,810	$257,628	$(222,164)	$(154,542)	$(16,125)	$3,887,607	$112,103

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1000 Portfolio
Equity Securities	$4,211,714,749	$—	$172,182	$4,211,886,931

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Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA NASDAQ Momentum Portfolio	$15,764,010	$14,947,690	$3,683,431	$12,914,619	$—	$47,309,750	$11,353,752
Dynamic Market Portfolio	96,635,542	104,214,879	15,461,574	69,701,642	—	286,013,637	39,899,556
FTSE RAFI US 1000 Portfolio	37,905,805	49,808,238	38,490,195	—	—	126,204,238	—
FTSE RAFI US 1500 Small-Mid Portfolio	4,933,892	5,168,127	2,475,894	1,102,983	3,234,813	16,915,709	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA NASDAQ Momentum Portfolio	$15,610,431	$17,477,453
Dynamic Market Portfolio	167,135,877	166,050,933
FTSE RAFI US 1000 Portfolio	84,032,386	81,730,196
FTSE RAFI US 1500 Small-Mid Portfolio	54,090,740	50,396,335

For the six-month period ended October 31, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA NASDAQ Momentum Portfolio	$7,411,860	$9,228,284
Dynamic Market Portfolio	94,851,075	114,606,365
FTSE RAFI US 1000 Portfolio	117,955,276	169,828,682
FTSE RAFI US 1500 Small-Mid Portfolio	320,493,308	81,769,766

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
DWA NASDAQ Momentum Portfolio	$3,743,278	$(663,656)	$3,079,622	$30,111,224
Dynamic Market Portfolio	8,585,332	(2,439,602)	6,145,730	124,108,844
FTSE RAFI US 1000 Portfolio	518,068,809	(256,352,572)	261,716,237	3,950,170,694
FTSE RAFI US 1500 Small-Mid Portfolio	178,803,962	(154,073,240)	24,730,722	1,461,783,537

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Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

Effective December 7, 2016, DWA NASDAQ Momentum Portfolio’s Shares were listed and began trading on The NASDAQ Stock Market LLC.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2016.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)
Actual	$1,000.00	$1,055.72	0.60%	$3.11
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares Dynamic Market Portfolio (PWC)
Actual	1,000.00	1,041.30	0.60	3.09
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares FTSE RAFI US 1000 Portfolio (PRF)
Actual	1,000.00	1,028.60	0.39	1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)
Actual	1,000.00	1,044.92	0.39	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

48

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(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

P-PS-SAR-2
©2016 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2016

2016 Semi-Annual Report to Shareholders

PWB	PowerShares Dynamic Large Cap Growth Portfolio

PWV	PowerShares Dynamic Large Cap Value Portfolio

EQWS	PowerShares Russell 2000 Equal Weight Portfolio

PXSG	PowerShares Russell 2000 Pure Growth Portfolio

PXSV	PowerShares Russell 2000 Pure Value Portfolio

EQWM	PowerShares Russell Midcap Equal Weight Portfolio

PXMG	PowerShares Russell Midcap Pure Growth Portfolio

PXMV	PowerShares Russell Midcap Pure Value Portfolio

EQWL	PowerShares Russell Top 200 Equal Weight Portfolio

PXLG	PowerShares Russell Top 200 Pure Growth Portfolio

PXLV	PowerShares Russell Top 200 Pure Value Portfolio

PZI	PowerShares Zacks Micro Cap Portfolio

2

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	30.6
Health Care	24.2
Consumer Discretionary	18.3
Consumer Staples	12.4
Financials	5.7
Industrials	4.7
Materials	4.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—18.3%
18,864	Amazon.com, Inc.(b)	$14,899,165
118,748	CBS Corp., Class B	6,723,512
81,179	Dollar General Corp.	5,608,657
105,754	Home Depot, Inc. (The)	12,903,046
79,233	Lowe’s Cos., Inc.	5,280,879
241,769	NIKE, Inc., Class B	12,131,968
249,997	Starbucks Corp.	13,267,341
77,895	TJX Cos., Inc. (The)	5,744,756

		76,559,324

	Consumer Staples—12.4%
36,824	Constellation Brands, Inc., Class A	6,154,027
86,874	Costco Wholesale Corp.	12,846,059
85,982	General Mills, Inc.	5,329,164
142,481	Mondelez International, Inc., Class A	6,403,096
284,966	Reynolds American, Inc.	15,695,927
117,007	Sysco Corp.	5,630,377

		52,058,650

	Financials—5.7%
201,314	Charles Schwab Corp. (The)	6,381,654
58,116	CME Group, Inc., Class A	5,817,411
90,787	Marsh & McLennan Cos., Inc.	5,754,988
50,689	S&P Global, Inc.	6,176,455

		24,130,508

	Health Care—24.2%
130,321	Baxter International, Inc.	6,201,976
35,246	Becton, Dickinson and Co.	5,918,156
258,231	Boston Scientific Corp.(b)	5,681,082
243,742	Bristol-Myers Squibb Co.	12,408,905
132,722	Celgene Corp.(b)	13,561,534
53,483	Edwards Lifesciences Corp.(b)	5,092,651
183,595	Eli Lilly & Co.	13,556,655
34,623	Humana, Inc.	5,938,883
8,942	Intuitive Surgical, Inc.(b)	6,009,739
54,170	Stryker Corp.	6,248,510

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
40,557	Thermo Fisher Scientific, Inc.	$5,963,096
104,316	UnitedHealth Group, Inc.	14,742,980

		101,324,167

	Industrials—4.7%
37,082	FedEx Corp.	6,464,134
458,899	General Electric Co.	13,353,961

		19,818,095

	Information Technology—30.6%
53,355	Accenture PLC, Class A	6,201,985
149,746	Activision Blizzard, Inc.	6,464,535
60,359	Adobe Systems, Inc.(b)	6,489,196
18,101	Alphabet, Inc., Class A(b)	14,660,000
99,905	Amphenol Corp., Class A	6,586,737
207,018	Applied Materials, Inc.	6,020,083
75,268	Electronic Arts, Inc.(b)	5,910,043
115,606	Facebook, Inc., Class A(b)	15,143,230
59,581	Fiserv, Inc.(b)	5,867,537
55,800	Intuit, Inc.	6,067,692
149,830	MasterCard, Inc., Class A	16,034,807
101,075	Paychex, Inc.	5,579,340
87,911	Texas Instruments, Inc.	6,228,494
178,317	Visa, Inc., Class A	14,712,936
82,357	VMware, Inc., Class A(b)	6,473,260

		128,439,875

	Materials—4.0%
49,985	Ecolab, Inc.	5,706,787
152,843	Newmont Mining Corp.	5,661,305
21,424	Sherwin-Williams Co. (The)	5,245,881

		16,613,973

	Total Common Stocks (Cost $393,017,075)	418,944,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Large Cap Growth Portfolio (PWB) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
285,266	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $285,266)	$285,266

	Total Investments (Cost $393,302,341)—100.0%	419,229,858
	Other assets less liabilities—(0.0)%	(21,602)

	Net Assets—100.0%	$419,208,256

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Large Cap Value Portfolio (PWV)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	28.2
Information Technology	19.9
Industrials	18.2
Health Care	15.5
Telecommunication Services	6.2
Consumer Staples	4.9
Materials	4.2
Utilities	1.5
Consumer Discretionary	1.4
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—1.4%
173,469	Omnicom Group, Inc.	$13,846,296

	Consumer Staples—4.9%
317,716	ConAgra Foods, Inc.	15,307,557
479,547	Wal-Mart Stores, Inc.	33,577,881

		48,885,438

	Financials—28.2%
200,534	Aflac, Inc.	13,810,777
213,554	Allstate Corp. (The)	14,500,317
225,187	American Express Co.	14,956,920
361,144	Bank of New York Mellon Corp. (The)	15,626,701
116,114	Chubb Ltd.	14,746,478
731,020	Citigroup, Inc.	35,929,633
252,321	Discover Financial Services	14,213,242
516,923	JPMorgan Chase & Co.	35,802,087
354,324	MetLife, Inc.	16,639,055
472,622	Morgan Stanley	15,865,920
170,457	PNC Financial Services Group, Inc. (The)	16,295,689
212,010	State Street Corp.	14,885,222
342,547	SunTrust Banks, Inc.	15,493,401
541,915	Synchrony Financial	15,493,350
124,307	Travelers Cos., Inc. (The)	13,447,531
337,258	U.S. Bancorp	15,095,668

		282,801,991

	Health Care—15.5%
113,106	Cigna Corp.	13,440,386
204,029	Express Scripts Holding Co.(b)	13,751,555
426,488	Gilead Sciences, Inc.	31,402,311
288,042	Johnson & Johnson	33,409,991
548,030	Merck & Co., Inc.	32,180,322
982,263	Pfizer, Inc.	31,147,560

		155,332,125

Number of Shares		Value
	Common Stocks (continued)
	Industrials—18.2%
521,821	CSX Corp.	$15,920,759
116,788	Cummins, Inc.	14,927,842
401,348	Delta Air Lines, Inc.	16,764,306
217,201	Eaton Corp. PLC	13,850,908
270,608	Emerson Electric Co.	13,714,413
95,867	General Dynamics Corp.	14,450,992
158,960	Norfolk Southern Corp.	14,783,280
68,576	Northrop Grumman Corp.	15,703,904
244,237	PACCAR, Inc.	13,413,496
398,940	Southwest Airlines Co.	15,977,547
317,055	United Technologies Corp.	32,403,021

		181,910,468

	Information Technology—19.9%
1,091,506	Cisco Systems, Inc.	33,487,404
670,195	Hewlett Packard Enterprise Co.	15,059,282
1,018,587	HP, Inc.	14,759,325
973,302	Intel Corp.	33,939,041
215,301	International Business Machines Corp.	33,089,611
830,979	Oracle Corp.	31,926,213
545,231	QUALCOMM, Inc.	37,468,274

		199,729,150

	Materials—4.2%
270,955	Dow Chemical Co. (The)	14,580,089
208,389	E.I. du Pont de Nemours & Co.	14,335,079
302,482	International Paper Co.	13,620,764

		42,535,932

	Telecommunication Services—6.2%
831,585	AT&T, Inc.	30,594,012
647,455	Verizon Communications, Inc.	31,142,586

		61,736,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Large Cap Value Portfolio (PWV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Utilities—1.5%
198,740	Edison International	$14,603,415

	Total Investments (Cost $954,500,637)—100.0%	1,001,381,413
	Other assets less liabilities—0.0%	73,250

	Net Assets—100.0%	$1,001,454,663

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Industrials	13.5
Information Technology	13.5
Consumer Discretionary	11.5
Consumer Staples	10.9
Energy	10.7
Health Care	10.2
Financials	9.0
Materials	7.5
Utilities	7.2
Telecommunication Services	3.7
Real Estate	2.3
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.5%
510	1-800-FLOWERS.COM, Inc., Class A(b)	$4,870
188	Aaron’s, Inc.	4,645
290	Abercrombie & Fitch Co., Class A	4,237
151	AMC Entertainment Holdings, Inc., Class A	4,749
287	American Axle & Manufacturing Holdings, Inc.(b)	5,143
260	American Eagle Outfitters, Inc.	4,430
245	American Public Education, Inc.(b)	4,937
132	America’s Car-Mart, Inc.(b)	5,392
587	Apollo Education Group, Inc., Class A(b)	5,160
318	Arctic Cat, Inc.	4,767
86	Asbury Automotive Group, Inc.(b)	4,382
841	Ascena Retail Group, Inc.(b)	4,112
256	Ascent Capital Group, Inc., Class A(b)	5,217
325	At Home Group, Inc.(b)	3,640
493	Barnes & Noble Education, Inc.(b)	4,590
433	Barnes & Noble, Inc.	4,460
188	Bassett Furniture Industries, Inc.	4,315
413	Beazer Homes USA, Inc.(b)	4,225
386	Belmond Ltd., Class A (United Kingdom)(b)	4,999
333	Big 5 Sporting Goods Corp.	5,161
99	Big Lots, Inc.	4,297
11	Biglari Holdings, Inc.(b)	4,820
130	BJ’s Restaurants, Inc.(b)	4,693
266	Bloomin’ Brands, Inc.	4,602
134	Blue Nile, Inc.	4,681
122	Bob Evans Farms, Inc.	5,029
289	Bojangles’, Inc.(b)	4,277
436	Boot Barn Holdings, Inc.(b)	5,581

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
245	Boyd Gaming Corp.(b)	$4,376
698	Bridgepoint Education, Inc.(b)	4,718
71	Bright Horizons Family Solutions, Inc.(b)	4,751
194	Buckle, Inc. (The)	4,045
32	Buffalo Wild Wings, Inc.(b)	4,661
434	Build-A-Bear Workshop, Inc.(b)	5,859
375	Caesars Acquisition Co., Class A(b)	4,369
615	Caesars Entertainment Corp.(b)	4,366
187	Caleres, Inc.	4,677
400	Callaway Golf Co.	4,084
870	Cambium Learning Group, Inc.(b)	4,507
82	Capella Education Co.	5,994
701	Career Education Corp.(b)	5,040
144	Carmike Cinemas, Inc.(b)	4,702
199	Carriage Services, Inc.	4,704
356	Carrols Restaurant Group, Inc.(b)	4,450
143	Cato Corp. (The), Class A	4,243
49	Cavco Industries, Inc.(b)	4,528
2,042	Central European Media Enterprises Ltd., Class A (Bermuda)(b)	5,003
694	Century Casinos, Inc.(b)	4,400
226	Century Communities, Inc.(b)	4,452
92	Cheesecake Factory, Inc. (The)	4,893
660	Chegg, Inc.(b)	4,389
384	Chico’s FAS, Inc.	4,481
59	Children’s Place, Inc. (The)	4,481
32	Churchill Downs, Inc.	4,352
162	Chuy’s Holdings, Inc.(b)	4,601
240	Citi Trends, Inc.	4,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
317	ClubCorp Holdings, Inc.	$3,661
256	Collectors Universe, Inc.	4,810
84	Columbia Sportswear Co.	4,758
435	Conn’s, Inc.(b)	4,132
959	Container Store Group, Inc. (The)(b)	4,680
128	Cooper Tire & Rubber Co.	4,704
51	Cooper-Standard Holding, Inc.(b)	4,655
820	Core-Mark Holding Co., Inc.	28,987
35	Cracker Barrel Old Country Store, Inc.	4,830
568	Crocs, Inc.(b)	4,368
187	CSS Industries, Inc.	4,694
382	Culp, Inc.	10,696
22	Daily Journal Corp.(b)	4,646
314	Dana, Inc.	4,861
119	Dave & Buster’s Entertainment, Inc.(b)	4,921
77	Deckers Outdoor Corp.(b)	4,019
338	Del Frisco’s Restaurant Group, Inc.(b)	4,833
402	Del Taco Restaurants, Inc.(b)	5,391
289	Delta Apparel, Inc.(b)	4,768
450	Denny’s Corp.(b)	4,666
1,089	Destination XL Group, Inc.(b)	4,410
206	DeVry Education Group, Inc.	4,676
59	DineEquity, Inc.	4,667
73	Dorman Products, Inc.(b)	4,690
47	Drew Industries, Inc.	4,209
227	DSW, Inc., Class A	4,715
175	Duluth Holdings, Inc., Class B(b)	4,751
306	E.W. Scripps Co. (The), Class A(b)	4,058
349	El Pollo Loco Holdings, Inc.(b)	4,258
325	Eldorado Resorts, Inc.(b)	3,932
247	Empire Resorts, Inc.(b)	4,730
367	Entercom Communications Corp., Class A	4,844
649	Entravision Communications Corp., Class A	4,348
293	Eros International PLC, Class A(b)	5,201
372	Escalade, Inc.	4,520
141	Ethan Allen Interiors, Inc.	4,329
321	Etsy, Inc.(b)	4,167
404	Express, Inc.(b)	4,856
501	Federal-Mogul Holdings Corp.(b)	4,639
182	Fiesta Restaurant Group, Inc.(b)	4,805
207	Finish Line, Inc. (The), Class A	4,076
112	Five Below, Inc.(b)	4,209
88	Flexsteel Industries, Inc.	3,687
418	Fogo de Chao, Inc.(b)	4,953
164	Fossil Group, Inc.(b)	4,472
211	Fox Factory Holding Corp.(b)	4,579
298	Francesca’s Holdings Corp.(b)	4,789
486	Fred’s, Inc., Class A	4,437
227	FTD Cos., Inc.(b)	4,567
618	Gaia, Inc., Class A(b)	4,573
403	Gannett Co., Inc.	3,131
88	Genesco, Inc.(b)	4,734
154	Gentherm, Inc.(b)	4,335
162	G-III Apparel Group Ltd.(b)	4,231
677	Global Eagle Entertainment, Inc.(b)	5,450
1,483	GNC Holdings, Inc., Class A	19,917

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
369	Golden Entertainment, Inc.	$4,229
281	GoPro, Inc., Class A(b)	3,591
117	Grand Canyon Education, Inc.(b)	5,106
464	Gray Television, Inc.(b)	4,130
2,480	Green Brick Partners, Inc.(b)	18,972
77	Group 1 Automotive, Inc.	4,641
331	Guess?, Inc.	4,468
328	Habit Restaurants, Inc. (The), Class A(b)	4,641
232	Haverty Furniture Cos., Inc.	4,118
55	Helen of Troy Ltd.(b)	4,482
384	Hemisphere Media Group, Inc., Class A(b)	4,493
116	Hibbett Sports, Inc.(b)	4,507
177	Hooker Furniture Corp.	4,655
244	Horizon Global Corp.(b)	4,890
364	Houghton Mifflin Harcourt Co.(b)	4,605
2,841	Hovnanian Enterprises, Inc., Class A(b)	4,432
120	HSN, Inc.	4,524
577	Iconix Brand Group, Inc.(b)	4,547
279	Ilg, Inc.	4,570
159	IMAX Corp.(b)	4,810
335	Installed Building Products, Inc.(b)	11,072
141	International Speedway Corp., Class A	4,639
281	Intrawest Resorts Holdings, Inc.(b)	4,611
128	iRobot Corp.(b)	6,490
209	Isle of Capri Casinos, Inc.(b)	4,389
473	J. Alexander’s Holdings, Inc.(b)	4,257
48	Jack in the Box, Inc.	4,499
548	JAKKS Pacific, Inc.(b)	3,672
433	Jamba, Inc.(b)	4,568
129	Johnson Outdoors, Inc., Class A	4,641
345	K12, Inc.(b)	3,740
287	KB Home	4,173
381	Kirkland’s, Inc.(b)	4,652
339	Kona Grill, Inc.(b)	3,644
439	La Quinta Holdings, Inc.(b)	4,394
314	Lands’ End, Inc.(b)	4,898
182	La-Z-Boy, Inc.	4,259
130	LGI Homes, Inc.(b)	3,869
272	Libbey, Inc.	4,355
274	Liberty Media Corp.-Liberty Braves, Class C(b)	4,568
169	Liberty Media Corp.-Liberty Media, Class C(b)	4,632
367	Liberty Tax, Inc., Class A	4,349
213	Liberty TripAdvisor Holdings, Inc., Series A(b)	4,729
278	LifeLock, Inc.(b)	4,476
370	Lifetime Brands, Inc.	5,235
515	Lindblad Expeditions Holdings, Inc.(b)	4,218
52	Lithia Motors, Inc., Class A	4,461
147	Loral Space & Communications, Inc.(b)	5,704
1,131	Luby’s, Inc.(b)	4,739
262	Lumber Liquidators Holdings, Inc.(b)	4,064
205	M/I Homes, Inc.(b)	4,410
309	Malibu Boats, Inc., Class A(b)	4,533
190	Marcus Corp. (The)	5,035
528	Marine Products Corp.	4,937
224	MarineMax, Inc.(b)	4,469
65	Marriott Vacations Worldwide Corp.	4,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
407	MCBC Holdings, Inc.	$4,534
183	MDC Holdings, Inc.	4,339
437	MDC Partners, Inc., Class A	3,693
264	Media General, Inc.(b)	4,448
92	Meredith Corp.	4,172
137	Meritage Homes Corp.(b)	4,240
298	Metaldyne Performance Group, Inc.	4,604
480	Modine Manufacturing Co.(b)	5,256
190	Monarch Casino & Resort, Inc.(b)	4,493
77	Monro Muffler Brake, Inc.	4,235
165	Motorcar Parts of America, Inc.(b)	4,330
220	Movado Group, Inc.	4,851
260	MSG Networks, Inc., Class A(b)	4,966
82	NACCO Industries, Inc., Class A	5,998
90	Nathan’s Famous, Inc.(b)	4,797
320	National CineMedia, Inc.	4,438
201	Nautilus, Inc.(b)	3,538
458	New Home Co., Inc. (The)(b)	4,589
295	New Media Investment Group, Inc.	4,248
383	New York Times Co. (The), Class A	4,175
88	Nexstar Broadcasting Group, Inc., Class A	4,294
947	Noodles & Co., Class A(b)	4,451
159	Nutrisystem, Inc.	5,040
1,303	Office Depot, Inc.	4,104
180	Ollie’s Bargain Outlet Holdings, Inc.(b)	4,923
311	Overstock.com, Inc.(b)	4,556
69	Oxford Industries, Inc.	4,328
58	Papa John’s International, Inc.	4,376
277	Party City Holdco, Inc.(b)	4,501
358	Penn National Gaming, Inc.(b)	4,629
1,176	Performance Sports Group Ltd.(b)	1,023
242	Perry Ellis International, Inc.(b)	4,499
1,472	PetMed Express, Inc.	29,249
1,128	Pier 1 Imports, Inc.	4,862
382	Pinnacle Entertainment, Inc.(b)	4,527
233	Planet Fitness, Inc., Class A(b)	4,940
86	Popeyes Louisiana Kitchen, Inc.(b)	4,591
362	Potbelly Corp.(b)	4,724
1,593	Radio One, Inc., Class D(b)	3,982
347	Reading International, Inc., Class A(b)	4,577
581	Red Lion Hotels Corp.(b)	4,880
104	Red Robin Gourmet Burgers, Inc.(b)	4,784
206	Red Rock Resorts, Inc., Class A	4,511
378	Regis Corp.(b)	4,793
373	Rent-A-Center, Inc.	3,764
145	Restoration Hardware Holdings, Inc.(b)	4,201
1,786	Ruby Tuesday, Inc.(b)	5,304
314	Ruth’s Hospitality Group, Inc.	4,977
106	Saga Communications, Inc., Class A	4,452
759	Salem Media Group, Inc., Class A	4,137
124	Scholastic Corp.	4,743
421	Scientific Games Corp., Class A(b)	5,220
421	Sears Holdings Corp.(b)	4,677
853	Sears Hometown and Outlet Stores, Inc.(b)	4,137
344	SeaWorld Entertainment, Inc.	4,819
188	Select Comfort Corp.(b)	3,608

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
593	Sequential Brands Group, Inc.(b)	$4,270
133	Shake Shack, Inc., Class A(b)	4,241
178	Shoe Carnival, Inc.	4,516
107	Shutterfly, Inc.(b)	5,243
168	Sinclair Broadcast Group, Inc., Class A	4,217
182	Smith & Wesson Holding Corp.(b)	4,810
257	Sonic Automotive, Inc., Class A	4,600
172	Sonic Corp.	3,941
128	Sotheby’s	4,593
572	Spartan Motors, Inc.	4,891
269	Speedway Motorsports, Inc.	5,060
451	Sportsman’s Warehouse Holdings, Inc.(b)	4,149
859	Stage Stores, Inc.	4,372
101	Standard Motor Products, Inc.	4,939
621	Stein Mart, Inc.	3,738
135	Steven Madden Ltd.(b)	4,509
258	Stoneridge, Inc.(b)	3,824
129	Strattec Security Corp.	4,579
100	Strayer Education, Inc.(b)	5,866
83	Sturm Ruger & Co., Inc.	5,104
162	Superior Industries International, Inc.	3,969
241	Superior Uniform Group, Inc.	4,287
306	Tailored Brands, Inc.	4,835
272	Taylor Morrison Home Corp., Class A(b)	4,640
83	Tenneco, Inc.(b)	4,571
115	Texas Roadhouse, Inc.	4,660
307	Tile Shop Holdings, Inc. (The)(b)	5,204
519	Tilly’s, Inc., Class A(b)	4,816
322	Time, Inc.	4,186
162	TopBuild Corp.(b)	4,881
202	Tower International, Inc.	4,383
496	Townsquare Media, Inc., Class A(b)	4,156
365	TRI Pointe Homes, Inc.(b)	3,953
278	tronc, Inc.	3,344
809	Tuesday Morning Corp.(b)	4,005
310	UCP, Inc., Class A(b)	2,821
415	Unifi, Inc.(b)	11,931
369	Unique Fabricating, Inc.	4,609
62	Universal Electronics, Inc.(b)	4,349
300	Vera Bradley, Inc.(b)	4,011
798	Vince Holding Corp.(b)	4,349
176	Vitamin Shoppe, Inc.(b)	4,409
114	Wayfair, Inc., Class A(b)	3,800
199	WCI Communities, Inc.(b)	4,607
452	Weight Watchers International, Inc.(b)	4,647
532	West Marine, Inc.(b)	4,256
178	Weyco Group, Inc.	4,505
259	William Lyon Homes, Class A(b)	4,626
162	Wingstop, Inc., Class A	4,335
45	Winmark Corp.	4,813
203	Winnebago Industries, Inc.	5,735
204	Wolverine World Wide, Inc.	4,355
724	Workhorse Group, Inc.(b)	4,807
228	World Wrestling Entertainment, Inc., Class A	4,031
621	ZAGG, Inc.(b)	4,036
197	Zoe’s Kitchen, Inc.(b)	4,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
268	Zumiez, Inc.(b)	$5,963

		1,373,193

	Consumer Staples—10.9%
1,142	Advancepierre Foods Holdings, Inc.	31,930
1,851	Amplify Snack Brands, Inc.(b)	26,821
874	Andersons, Inc. (The)	33,256
822	Avon Products, Inc.	5,384
616	B&G Foods, Inc.	26,118
200	Boston Beer Co., Inc. (The), Class A(b)	31,050
457	Calavo Growers, Inc.	27,032
752	Cal-Maine Foods, Inc.	29,065
194	Central Garden & Pet Co., Class A(b)	4,528
2,768	Chefs’ Warehouse, Inc. (The)(b)	31,555
203	Coca-Cola Bottling Co. Consolidated	28,684
1,565	Craft Brew Alliance, Inc.(b)	25,118
425	Darling Ingredients, Inc.(b)	5,780
1,869	Dean Foods Co.	34,128
829	Farmer Brothers Co.(b)	27,108
512	Fresh Del Monte Produce, Inc.	30,899
3,401	Freshpet, Inc.(b)	28,908
176	HRG Group, Inc.(b)	2,647
796	Ingles Markets, Inc., Class A	31,442
151	Inter Parfums, Inc.	4,923
255	J & J Snack Foods Corp.	31,148
568	John B. Sanfilippo & Son, Inc.	28,786
227	Lancaster Colony Corp.	29,658
926	Landec Corp.(b)	12,269
1,626	Limoneira Co.	32,016
823	Medifast, Inc.	33,792
789	MGP Ingredients, Inc.	27,781
659	National Beverage Corp.(b)	31,131
1,032	Natural Health Trends Corp.	24,077
1,094	Nutraceutical International Corp.(b)	31,507
309	Oil-Dri Corp. of America	10,432
1,288	Omega Protein Corp.(b)	28,722
1,111	Orchids Paper Products Co.	28,508
1,211	Performance Food Group Co.(b)	29,064
57	PriceSmart, Inc.	5,184
2,565	Primo Water Corp.(b)	33,576
125	Revlon, Inc., Class A(b)	4,250
320	Sanderson Farms, Inc.	28,794
9	Seaboard Corp.(b)	30,465
2,430	Smart & Final Stores, Inc.(b)	29,160
914	Snyder’s-Lance, Inc.	32,511
1,063	SpartanNash Co.	29,764
6,711	SUPERVALU, Inc.(b)	28,790
839	Tootsie Roll Industries, Inc., Class A	29,743
782	United Natural Foods, Inc.(b)	32,641
524	Universal Corp.	28,401
225	USANA Health Sciences, Inc.(b)	28,912
1,385	Vector Group Ltd.	29,002
948	Village Super Market, Inc., Class A	28,345
262	WD-40 Co.	27,936
582	Weis Markets, Inc.	32,377

		1,305,118

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—10.7%
12,185	Abraxas Petroleum Corp.(b)	$19,740
2,474	Alon USA Energy, Inc.	19,940
1,706	Archrock, Inc.	19,790
771	Ardmore Shipping Corp. (Ireland)	4,510
2,742	Atwood Oceanics, Inc.	20,921
3,818	Bill Barrett Corp.(b)	19,815
462	Bristow Group, Inc.	4,625
1,954	California Resources Corp.(b)	20,048
1,457	Callon Petroleum Co.(b)	18,926
1,974	CARBO Ceramics, Inc.	12,041
577	Carrizo Oil & Gas, Inc.(b)	19,520
258	Clayton Williams Energy, Inc.(b)	22,526
4,538	Clean Energy Fuels Corp.(b)	18,651
18,277	Cobalt International Energy, Inc.(b)	17,255
2,238	Contango Oil & Gas Co.(b)	17,524
1,391	CVR Energy, Inc.	18,445
2,734	Dawson Geophysical Co.(b)	17,908
1,181	Delek US Holdings, Inc.	19,959
7,506	Denbury Resources, Inc.(b)	17,939
1,322	DHT Holdings, Inc.	5,381
956	Dorian LPG Ltd.(b)	5,382
6,558	Eclipse Resources Corp.(b)	17,969
5,292	EP Energy Corp., Class A(b)	18,840
2,723	Era Group, Inc.(b)	20,559
3,184	Evolution Petroleum Corp.	24,517
1,394	Exterran Corp.(b)	22,039
2,861	Fairmount Santrol Holdings, Inc.(b)	24,576
1,098	Forum Energy Technologies, Inc.(b)	19,764
775	Frontline Ltd. (Norway)	5,557
412	GasLog Ltd. (Monaco)	6,324
1,121	Gener8 Maritime, Inc.(b)	4,731
1,058	Geospace Technologies Corp.(b)	19,499
968	Golar LNG Ltd. (Bermuda)	21,190
794	Green Plains, Inc.	20,644
2,769	Helix Energy Solutions Group, Inc.(b)	24,146
4,329	Hornbeck Offshore Services, Inc.(b)	17,186
4,104	Independence Contract Drilling, Inc.(b)	16,334
7,145	Jones Energy, Inc., Class A(b)	29,294
964	Matador Resources Co.(b)	21,025
1,115	Matrix Service Co.(b)	19,735
4,466	McDermott International, Inc.(b)	22,955
890	Natural Gas Services Group, Inc.(b)	19,313
4,234	Navios Maritime Acquisition Corp.	5,377
3,032	Newpark Resources, Inc.(b)	19,102
547	Nordic American Tankers Ltd.	4,469
2,150	Oasis Petroleum, Inc.(b)	22,553
725	Oil States International, Inc.(b)	21,206
501	Overseas Shipholding Group, Inc., Class A	4,389
3,028	Pacific Ethanol, Inc.(b)	22,559
1,199	Panhandle Oil and Gas, Inc., Class A	21,582
1,518	Par Pacific Holdings, Inc.(b)	19,339
10,123	Parker Drilling Co.(b)	20,246
316	PDC Energy, Inc.(b)	19,380
300	PHI, Inc.(b)	4,674
6,074	Pioneer Energy Services Corp.(b)	21,563
2,449	Renewable Energy Group, Inc.(b)	21,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
240	REX American Resources Corp.(b)	$18,958
1,488	RigNet, Inc.(b)	22,320
1,935	Ring Energy, Inc.(b)	17,860
575	RSP Permian, Inc.(b)	20,757
2,521	Sanchez Energy Corp.(b)	16,059
1,162	Scorpio Tankers, Inc. (Monaco)	4,450
353	SEACOR Holdings, Inc.(b)	17,406
10,228	Seadrill Ltd. (United Kingdom)(b)	21,786
622	SemGroup Corp., Class A	20,059
387	Ship Finance International Ltd. (Norway)	4,896
3,080	Synergy Resources Corp.(b)	21,067
765	Teekay Corp. (Bermuda)	4,995
2,229	Teekay Tankers Ltd., Class A (Bermuda)	4,748
2,671	Tesco Corp.	18,296
3,615	TETRA Technologies, Inc.(b)	19,702
2,248	Tidewater, Inc.	3,889
1,238	Unit Corp.(b)	21,207
283	US Silica Holdings, Inc.	13,072
754	Western Refining, Inc.	21,753
2,241	Westmoreland Coal Co.(b)	19,900

		1,278,091

	Financials—9.0%
77	1st Source Corp.	2,661
116	Access National Corp.	2,734
103	ACNB Corp.	2,771
173	AG Mortgage Investment Trust, Inc. REIT	2,687
103	Allegiance Bancshares, Inc.(b)	2,714
255	Altisource Residential Corp. REIT	2,568
151	Ambac Financial Group, Inc.(b)	2,786
154	American Equity Investment Life Holding Co.	2,761
98	American National Bankshares, Inc.	2,651
79	Ameris Bancorp	2,868
47	AMERISAFE, Inc.	2,613
100	Ames National Corp.	2,710
535	Anworth Mortgage Asset Corp. REIT	2,627
161	Apollo Commercial Real Estate Finance, Inc. REIT	2,724
216	Ares Commercial Real Estate Corp. REIT	2,834
49	Argo Group International Holdings Ltd.	2,724
178	Arlington Asset Investment Corp., Class A	2,542
122	ARMOUR Residential REIT, Inc. REIT	2,766
83	Arrow Financial Corp.	2,623
79	Associated Capital Group, Inc., Class A	2,682
184	Astoria Financial Corp.	2,692
185	Atlantic Capital Bancshares, Inc.(b)	2,784
167	Atlas Financial Holdings, Inc.(b)	2,864
210	B. Riley Financial, Inc.	2,688
106	Baldwin & Lyons, Inc., Class B	2,608
156	Banc of California, Inc.	2,075
38	BancFirst Corp.	2,725
97	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,616
441	Bancorp, Inc. (The)(b)	2,747
118	BancorpSouth, Inc.	2,773
353	Bank Mutual Corp.	2,753
55	Bank of Marin Bancorp	2,791

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
72	Bank of the Ozarks, Inc.	$2,661
215	BankFinancial Corp.	2,703
117	Bankwell Financial Group, Inc.	2,885
63	Banner Corp.	2,844
74	Bar Harbor Bankshares	2,690
137	BBX Capital Corp., Class A(b)	2,789
301	Bear State Financial, Inc.	2,661
187	Beneficial Bancorp, Inc.	2,711
101	Berkshire Hills Bancorp, Inc.	2,985
306	BGC Partners, Inc., Class A	2,629
144	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	2,549
185	Blue Hills Bancorp, Inc.	2,877
113	BNC Bancorp	2,814
120	BofI Holding, Inc.(b)	2,236
217	Boston Private Financial Holdings, Inc.	2,854
95	Bridge Bancorp, Inc.	2,617
227	Brookline Bancorp, Inc.	2,906
87	Bryn Mawr Bank Corp.	2,732
117	BSB Bancorp, Inc.(b)	2,866
64	C&F Financial Corp.	2,675
404	Calamos Asset Management, Inc., Class A	2,610
188	California First National Bancorp	2,651
87	Camden National Corp.	2,873
86	Capital Bank Financial Corp., Class A	2,816
188	Capital City Bank Group, Inc.	2,827
194	Capitol Federal Financial, Inc.	2,846
282	Capstead Mortgage Corp. REIT	2,682
107	Cardinal Financial Corp.	2,812
123	Carolina Financial Corp.	2,804
447	Cascade Bancorp(b)	2,731
90	Cathay General Bancorp	2,695
156	Centerstate Banks, Inc.	2,914
111	Central Pacific Financial Corp.	2,845
173	Central Valley Community Bancorp	2,477
60	Century Bancorp, Inc., Class A	2,721
214	Charter Financial Corp.	2,707
62	Chemical Financial Corp.	2,663
94	Chemung Financial Corp.	2,679
125	Citizens & Northern Corp.	2,615
263	Citizens, Inc., Class A(b)	2,046
55	City Holding Co.	2,875
178	Clifton Bancorp, Inc.	2,722
132	CNB Financial Corp.	2,581
177	CNO Financial Group, Inc.	2,669
210	CoBiz Financial, Inc.	2,671
133	Codorus Valley Bancorp, Inc.	2,780
64	Cohen & Steers, Inc.	2,379
150	Colony Capital, Inc., Class A REIT	2,851
84	Columbia Banking System, Inc.	2,774
58	Community Bank System, Inc.	2,732
74	Community Trust Bancorp, Inc.	2,705
199	CommunityOne Bancorp(b)	2,806
149	ConnectOne Bancorp, Inc.	2,734
140	County Bancorp, Inc.	2,758
786	Cowen Group, Inc., Class A(b)	2,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
244	Crawford & Co., Class B	$2,745
115	CU Bancorp(b)	2,702
109	Customers Bancorp, Inc.(b)	2,951
157	CVB Financial Corp.	2,634
312	CYS Investments, Inc. REIT	2,689
18	Diamond Hill Investment Group, Inc.	3,276
161	Dime Community Bancshares, Inc.	2,608
167	Donegal Group, Inc., Class A	2,513
371	Dynex Capital, Inc. REIT	2,549
56	Eagle Bancorp, Inc.(b)	2,752
249	eHealth, Inc.(b)	1,950
99	EMC Insurance Group, Inc.	2,411
92	Employers Holdings, Inc.	2,884
126	Encore Capital Group, Inc.(b)	2,501
286	Enova International, Inc.(b)	2,688
17	Enstar Group Ltd. (Bermuda)(b)	2,866
103	Enterprise Bancorp, Inc.	2,688
88	Enterprise Financial Services Corp.	2,913
108	Equity Bancshares, Inc., Class A(b)	2,811
196	ESSA Bancorp, Inc.	2,642
103	Essent Group Ltd.(b)	2,723
142	EverBank Financial Corp.	2,742
54	Evercore Partners, Inc., Class A	2,902
278	EZCORP, Inc., Class A(b)	2,710
224	F.N.B. Corp.	2,928
90	Farmers Capital Bank Corp.	2,826
253	Farmers National Banc Corp.	2,656
43	FBL Financial Group, Inc., Class A	2,722
208	FBR & Co.	2,891
71	FCB Financial Holdings, Inc., Class A(b)	2,648
68	Federal Agricultural Mortgage Corp., Class C	2,776
150	Federated National Holding Co.	2,686
117	Fidelity & Guaranty Life	2,586
150	Fidelity Southern Corp.	2,734
434	Fifth Street Asset Management, Inc., Class A	2,257
94	Financial Engines, Inc.	2,599
101	Financial Institutions, Inc.	2,712
113	First Bancorp, Inc./ME	2,675
553	First BanCorp/Puerto Rico(b)	2,837
138	First Bancorp/Southern Pines NC	2,728
120	First Busey Corp.	2,773
118	First Business Financial Services, Inc.	2,224
10	First Citizens BancShares, Inc., Class A	2,910
273	First Commonwealth Financial Corp.	2,774
110	First Community Bancshares, Inc.	2,491
288	First Community Financial Partners, Inc.(b)	2,750
156	First Connecticut Bancorp, Inc.	2,769
61	First Defiance Financial Corp.	2,408
126	First Financial Bancorp	2,709
76	First Financial Bankshares, Inc.	2,751
68	First Financial Corp.	2,727
194	First Financial Northwest, Inc.	3,085
111	First Foundation, Inc.(b)	2,746
120	First Internet Bancorp	3,150
87	First Interstate BancSystem, Inc., Class A	2,775
103	First Merchants Corp.	2,899

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
104	First MID-Illinois Bancshares, Inc.	$2,755
143	First Midwest Bancorp, Inc.	2,761
291	First NBC Bank Holding Co.(b)	1,571
207	First Northwest Bancorp(b)	2,834
83	First of Long Island Corp. (The)	2,652
59	Firstcash, Inc.	2,785
99	Flagstar Bancorp, Inc.(b)	2,716
117	Flushing Financial Corp.	2,506
216	FNFV Group(b)	2,603
74	Franklin Financial Network, Inc.(b)	2,412
189	Fulton Financial Corp.	2,816
441	Gain Capital Holdings, Inc.	2,029
94	GAMCO Investors, Inc., Class A	2,671
558	Genworth Financial, Inc., Class A(b)	2,310
70	German American Bancorp, Inc.	2,725
97	Glacier Bancorp, Inc.	2,741
94	Global Indemnity PLC, Class A(b)	2,824
200	Great Ajax Corp. REIT	2,772
66	Great Southern Bancorp, Inc.	2,729
83	Great Western Bancorp, Inc.	2,676
253	Green Bancorp, Inc.(b)	2,619
119	Green Dot Corp., Class A(b)	2,642
165	Greene County Bancorp, Inc.	2,838
120	Greenhill & Co., Inc.	2,814
138	Greenlight Capital Re Ltd., Class A(b)	2,746
156	Guaranty Bancorp	2,964
274	Hallmark Financial Services, Inc.(b)	2,839
87	Hancock Holding Co.	2,919
105	Hanmi Financial Corp.	2,625
117	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,675
175	HarborOne Bancorp, Inc.(b)	2,987
90	HCI Group, Inc.	2,440
77	Heartland Financial USA, Inc.	2,884
77	Hennessy Advisors, Inc.	2,224
247	Heritage Commerce Corp.	2,680
152	Heritage Financial Corp.	2,797
193	Heritage Insurance Holdings, Inc.	2,275
334	Heritage Oaks Bancorp	2,655
124	Hilltop Holdings, Inc.(b)	3,063
20	Hingham Institution for Savings	2,869
100	Home Bancorp, Inc.	2,871
131	Home BancShares, Inc.	2,818
110	HomeStreet, Inc.(b)	3,030
147	HomeTrust Bancshares, Inc.(b)	2,734
161	Hope Bancorp, Inc.	2,599
75	Horace Mann Educators Corp.	2,696
93	Horizon Bancorp	2,697
113	Houlihan Lokey, Inc., Class A	2,754
41	IBERIABANK Corp.	2,692
203	Impac Mortgage Holdings, Inc.(b)	3,218
161	Independence Holding Co.	2,826
51	Independent Bank Corp./MA	2,813
165	Independent Bank Corp./MI	2,772
63	Independent Bank Group, Inc.	3,043
33	Infinity Property & Casualty Corp.	2,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
92	International Bancshares Corp.	$2,838
70	INTL FCStone, Inc.(b)	2,513
178	Invesco Mortgage Capital, Inc. REIT(c)	2,658
164	Investment Technology Group, Inc.	2,511
230	Investors Bancorp, Inc.	2,820
33	Investors Title Co.	3,168
78	James River Group Holdings Ltd.	2,936
198	Janus Capital Group, Inc.	2,538
177	KCG Holdings, Inc., Class A(b)	2,259
202	Kearny Financial Corp.	2,818
72	Kemper Corp.	2,704
124	Kinsale Capital Group, Inc.	2,982
207	Ladder Capital Corp., Class A REIT	2,625
1,216	Ladenburg Thalmann Financial Services, Inc.(b)	2,481
151	Lake Sunapee Bank Group	2,751
199	Lakeland Bancorp, Inc.	2,816
77	Lakeland Financial Corp.	2,837
153	LCNB Corp.	2,632
89	LegacyTexas Financial Group, Inc.	3,045
439	LendingClub Corp.(b)	2,164
29	LendingTree, Inc.(b)	2,316
191	Live Oak Bancshares, Inc.	3,046
343	Macatawa Bank Corp.	2,789
219	Maiden Holdings Ltd.	2,989
110	MainSource Financial Group, Inc.	2,746
385	Manning & Napier, Inc.	2,656
287	Marlin Business Services Corp.	5,022
73	MB Financial, Inc.	2,656
364	MBIA, Inc.(b)	2,803
304	MBT Financial Corp.	2,675
325	Medley Management, Inc., Class A	2,876
100	Mercantile Bank Corp.	2,752
85	Merchants Bancshares, Inc.	3,655
176	Meridian Bancorp, Inc.	2,807
45	Meta Financial Group, Inc.	3,296
343	MGIC Investment Corp.(b)	2,799
100	Middleburg Financial Corp.	3,032
110	Midland States Bancorp, Inc.	2,808
91	MidWestOne Financial Group, Inc.	2,646
104	Moelis & Co., Class A	2,642
155	Mtge Investment Corp. REIT	2,643
99	Mutualfirst Financial, Inc.	2,708
117	National Bank Holdings Corp., Class A	2,848
76	National Bankshares, Inc.	2,641
103	National Commerce Corp.(b)	2,915
124	National General Holdings Corp.	2,548
84	National Interstate Corp.	2,722
16	National Western Life Group, Inc., Class A	3,446
188	Nationstar Mortgage Holdings, Inc.(b)	2,841
29	Navigators Group, Inc. (The)	2,703
84	NBT Bancorp, Inc.	2,832
69	Nelnet, Inc., Class A	2,703
190	New Residential Investment Corp. REIT	2,652
459	New York Mortgage Trust, Inc. REIT	2,713
277	NewStar Financial, Inc.(b)	2,695
72	Nicolet Bankshares, Inc.(b)	2,791

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
360	NMI Holdings, Inc., Class A(b)	$2,754
172	Northfield Bancorp, Inc.	2,829
109	Northrim Bancorp, Inc.	2,676
175	Northwest Bancshares, Inc.	2,754
142	OceanFirst Financial Corp.	2,937
782	Ocwen Financial Corp.(b)	3,339
274	OFG Bancorp	2,918
139	Old Line Bancshares, Inc.	2,736
200	Old National Bancorp	2,940
329	Old Second Bancorp, Inc.	2,550
201	OM Asset Management PLC	2,828
468	On Deck Capital, Inc.(b)	2,289
189	OneBeacon Insurance Group Ltd., Class A	2,597
195	Oppenheimer Holdings, Inc., Class A	2,730
79	Opus Bank	1,584
260	Orchid Island Capital, Inc. REIT	2,738
174	Oritani Financial Corp.	2,723
125	Orrstown Financial Services, Inc.	2,612
175	Owens Realty Mortgage, Inc. REIT	3,194
164	Pacific Continental Corp.	2,813
367	Pacific Mercantile Bancorp(b)	2,055
103	Pacific Premier Bancorp, Inc.(b)	2,663
71	Paragon Commercial Corp.(b)	2,736
29	Park National Corp.	2,811
335	Park Sterling Corp.	2,884
607	Patriot National, Inc.(b)	3,848
124	Peapack-Gladstone Financial Corp.	2,623
62	Penns Woods Bancorp, Inc.	2,635
158	PennyMac Financial Services, Inc., Class A(b)	2,702
178	PennyMac Mortgage Investment Trust REIT	2,709
112	Peoples Bancorp, Inc.	2,774
68	Peoples Financial Services Corp.	2,709
135	People’s Utah Bancorp	2,707
384	PHH Corp.(b)	5,576
244	PICO Holdings, Inc.(b)	2,952
51	Pinnacle Financial Partners, Inc.	2,632
59	Piper Jaffray Cos.(b)	3,336
105	PJT Partners, Inc., Class A	2,892
83	PRA Group, Inc.(b)	2,648
78	Preferred Bank	2,958
160	Premier Financial Bancorp, Inc.	2,691
51	Primerica, Inc.	2,790
60	PrivateBancorp, Inc.	2,714
51	Prosperity Bancshares, Inc.	2,829
172	Provident Bancorp, Inc.(b)	2,761
138	Provident Financial Holdings, Inc.	2,633
130	Provident Financial Services, Inc.	2,950
346	Pzena Investment Management, Inc., Class A	2,519
87	QCR Holdings, Inc.	2,827
202	Radian Group, Inc.	2,745
193	Redwood Trust, Inc. REIT	2,714
126	Regional Management Corp.(b)	2,806
82	Renasant Corp.	2,767
89	Republic Bancorp, Inc., Class A	2,816
663	Republic First Bancorp, Inc.(b)	2,619
207	Resource Capital Corp. REIT	2,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
40	RLI Corp.	$2,230
96	S&T Bancorp, Inc.	3,013
211	Safeguard Scientifics, Inc.(b)	2,490
41	Safety Insurance Group, Inc.	2,776
90	Sandy Spring Bancorp, Inc.	2,853
170	Seacoast Banking Corp. of Florida(b)	2,960
69	Selective Insurance Group, Inc.	2,550
53	ServisFirst Bancshares, Inc.	2,869
232	Shore Bancshares, Inc.	2,963
207	SI Financial Group, Inc.	2,701
150	Sierra Bancorp	2,679
234	Silvercrest Asset Management Group, Inc., Class A	2,703
56	Simmons First National Corp., Class A	2,764
37	South State Corp.	2,714
101	Southern First Bancshares, Inc.(b)	2,682
109	Southern Missouri Bancorp, Inc.	2,680
213	Southern National Bancorp of Virginia, Inc.	2,795
86	Southside Bancshares, Inc.	2,805
144	Southwest Bancorp, Inc.	2,686
115	State Auto Financial Corp.	2,633
123	State Bank Financial Corp.	2,712
243	State National Cos., Inc.	2,486
159	Sterling Bancorp	2,862
61	Stewart Information Services Corp.	2,742
73	Stifel Financial Corp.(b)	2,857
84	Stock Yards Bancorp, Inc.	2,864
82	Stonegate Bank	2,840
80	Suffolk Bancorp	2,880
139	Summit Financial Group, Inc.	2,748
120	Sun Bancorp, Inc.	2,760
96	Territorial Bancorp, Inc.	2,738
52	Texas Capital Bancshares, Inc.(b)	3,084
230	Third Point Reinsurance Ltd. (Bermuda)(b)	2,702
474	Tiptree Financial, Inc., Class A	2,749
37	Tompkins Financial Corp.	2,933
115	TowneBank	2,852
104	TriCo Bancshares	2,737
171	TriState Capital Holdings, Inc.(b)	3,018
141	Triumph Bancorp, Inc.(b)	2,623
164	Trupanion, Inc.(b)	2,655
389	TrustCo Bank Corp. NY	2,723
100	Trustmark Corp.	2,768
47	UMB Financial Corp.	2,916
182	Umpqua Holdings Corp.	2,781
102	Union Bankshares Corp.	2,849
79	Union Bankshares, Inc./Morrisville VT	2,607
74	United Bankshares, Inc.	2,790
133	United Community Banks, Inc.	2,869
376	United Community Financial Corp.	2,764
197	United Financial Bancorp, Inc.	2,898
64	United Fire Group, Inc.	2,529
163	United Insurance Holdings Corp.	2,363
112	Universal Insurance Holdings, Inc.	2,386
117	Univest Corp. of Pennsylvania	2,779
287	Valley National Bancorp	2,830

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
159	Veritex Holdings, Inc.(b)	$2,803
177	Virtu Financial, Inc., Class A	2,266
28	Virtus Investment Partners, Inc.	3,004
157	Waddell & Reed Financial, Inc., Class A	2,468
109	Walker & Dunlop, Inc.(b)	2,624
784	Walter Investment Management Corp.(b)	3,920
103	Washington Federal, Inc.	2,807
66	Washington Trust Bancorp, Inc.	3,029
110	WashingtonFirst Bankshares, Inc.	2,689
161	Waterstone Financial, Inc.	2,729
73	Webster Financial Corp.	2,949
84	WesBanco, Inc.	2,764
138	West Bancorporation, Inc.	2,663
55	Westamerica Bancorp.	2,726
256	Western Asset Mortgage Capital Corp. REIT	2,593
361	Western New England Bancorp, Inc.	2,852
52	Westwood Holdings Group, Inc.	2,681
92	Wins Finance Holdings, Inc.(b)	2,714
50	Wintrust Financial Corp.	2,697
282	WisdomTree Investments, Inc.	2,420
1,205	WMIH Corp.(b)	2,530
57	World Acceptance Corp.(b)	2,709
75	WSFS Financial Corp.	2,629
1,238	Xenith Bankshares, Inc.(b)	2,897
105	Yadkin Financial Corp.	2,913

		1,071,174

	Health Care—10.2%
235	AAC Holdings, Inc.(b)	3,852
78	Abaxis, Inc.	3,724
146	Accelerate Diagnostics, Inc.(b)	3,102
98	Acceleron Pharma, Inc.(b)	2,747
680	Accuray, Inc.(b)	3,332
1,031	AcelRX Pharmaceuticals, Inc.(b)	2,887
627	Aceto Corp.	11,493
481	Achillion Pharmaceuticals, Inc.(b)	3,021
158	Aclaris Therapeutics, Inc.(b)	3,357
180	Acorda Therapeutics, Inc.(b)	3,186
230	Adamas Pharmaceuticals, Inc.(b)	3,160
148	Addus HomeCare Corp.(b)	3,744
95	Adeptus Health, Inc., Class A(b)	2,861
291	Aduro Biotech, Inc.(b)	3,128
367	Advaxis, Inc.(b)	2,969
943	Adverum Biotechnologies, Inc.(b)	2,782
98	Aerie Pharmaceuticals, Inc.(b)	3,258
551	Agenus, Inc.(b)	2,187
541	Agile Therapeutics, Inc.(b)	4,112
256	Aimmune Therapeutics, Inc.(b)	4,168
125	Air Methods Corp.(b)	3,306
437	Akebia Therapeutics, Inc.(b)	3,286
248	Albany Molecular Research, Inc.(b)	3,866
116	Alder Biopharmaceuticals, Inc.(b)	2,813
109	Almost Family, Inc.(b)	4,278
161	AMAG Pharmaceuticals, Inc.(b)	4,138
83	Amedisys, Inc.(b)	3,591
212	American Renal Associates Holdings, Inc.(b)	3,744
509	Amicus Therapeutics, Inc.(b)	3,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
122	AMN Healthcare Services, Inc.(b)	$4,002
199	Amphastar Pharmaceuticals, Inc.(b)	3,610
5,265	Ampio Pharmaceuticals, Inc.(b)	3,614
50	Analogic Corp.	4,092
1,265	Anavex Life Sciences Corp.(b)	3,529
235	AngioDynamics, Inc.(b)	3,746
58	ANI Pharmaceuticals, Inc.(b)	3,463
85	Anika Therapeutics, Inc.(b)	3,771
1,222	Anthera Pharmaceuticals, Inc.(b)	2,688
431	Applied Genetic Technologies Corp.(b)	3,082
1,444	Aptevo Therapeutics, Inc.(b)	3,191
436	Aratana Therapeutics, Inc.(b)	3,532
305	Ardelyx, Inc.(b)	3,751
2,194	Arena Pharmaceuticals, Inc.(b)	3,247
886	Argos Therapeutics, Inc.(b)	3,721
285	ARIAD Pharmaceuticals, Inc.(b)	2,485
603	Array BioPharma, Inc.(b)	3,437
557	Arrowhead Pharmaceuticals, Inc.(b)	3,231
871	Asterias Biotherapeutics, Inc.(b)	2,874
191	Atara Biotherapeutics, Inc.(b)	2,445
2,026	Athersys, Inc.(b)	3,667
247	AtriCure, Inc.(b)	4,505
9	Atrion Corp.	3,952
248	Audentes Therapeutics, Inc.(b)	3,966
97	Avexis, Inc.(b)	4,607
831	Avinger, Inc.(b)	2,908
450	Axogen, Inc.(b)	3,982
272	Axovant Sciences Ltd.(b)	3,348
518	Axsome Therapeutics, Inc.(b)	3,471
191	Bellicum Pharmaceuticals, Inc.(b)	3,163
834	BioCryst Pharmaceuticals, Inc.(b)	3,378
2,877	Bio-Path Holdings, Inc.(b)	2,877
1,393	BioScrip, Inc.(b)	3,747
86	BioSpecifics Technologies Corp.(b)	3,732
212	BioTelemetry, Inc.(b)	3,752
1,037	BioTime, Inc.(b)	3,339
54	Bluebird Bio, Inc.(b)	2,579
143	Blueprint Medicines Corp.(b)	4,287
87	Cambrex Corp.(b)	3,506
56	Cantel Medical Corp.	3,989
238	Capital Senior Living Corp.(b)	3,801
461	Cara Therapeutics, Inc.(b)	3,222
172	Cardiovascular Systems, Inc.(b)	4,030
976	Castlight Health, Inc., Class B(b)	4,246
151	Catalent, Inc.(b)	3,444
939	Celldex Therapeutics, Inc.(b)	2,958
277	Cellular Biomedicine Group, Inc.(b)	3,338
153	Cempra, Inc.(b)	2,773
75	Cepheid, Inc.(b)	3,968
621	Cerus Corp.(b)	2,993
32	Chemed Corp.	4,525
676	ChemoCentryx, Inc.(b)	4,042
688	Chimerix, Inc.(b)	2,786
330	Cidara Therapeutics, Inc.(b)	3,135
217	Civitas Solutions, Inc.(b)	3,711
238	Clearside BioMedical, Inc.(b)	5,148

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
106	Clovis Oncology, Inc.(b)	$3,082
128	Coherus Biosciences, Inc.(b)	3,501
242	Collegium Pharmaceutical, Inc.(b)	3,623
380	Community Health Systems, Inc.(b)	2,006
152	Computer Programs & Systems, Inc.	3,967
389	Concert Pharmaceuticals, Inc.(b)	3,003
411	ConforMIS, Inc.(b)	3,136
100	CONMED Corp.	4,000
606	Corcept Therapeutics, Inc.(b)	4,206
3,610	Corindus Vascular Robotics, Inc.(b)	2,780
102	CorVel Corp.(b)	3,524
241	Corvus Pharmaceuticals, Inc.(b)	3,217
120	Cotiviti Holdings, Inc.(b)	3,704
335	Cross Country Healthcare, Inc.(b)	3,742
222	CryoLife, Inc.	3,774
1,588	Curis, Inc.(b)	4,129
331	Cutera, Inc.(b)	4,336
75	Cynosure, Inc., Class A(b)	3,199
446	Cytokinetics, Inc.(b)	4,326
249	CytomX Therapeutics, Inc.(b)	2,806
7,031	CytRx Corp.(b)	3,248
163	Depomed, Inc.(b)	3,645
116	Dermira, Inc.(b)	3,637
463	Dimension Therapeutics, Inc.(b)	2,292
1,076	Diplomat Pharmacy, Inc.(b)	24,931
2,857	Durect Corp.(b)	3,200
103	Dyax Corp.(b)	114
364	Dynavax Technologies Corp.(b)	3,367
57	Eagle Pharmaceuticals, Inc.(b)	3,185
381	Edge Therapeutics, Inc.(b)	3,989
281	Editas Medicine, Inc.(b)	3,973
503	Egalet Corp.(b)	2,822
287	Eiger BioPharmaceuticals, Inc.(b)	3,286
139	Emergent BioSolutions, Inc.(b)	3,714
150	Enanta Pharmaceuticals, Inc.(b)	3,528
1,203	Endocyte, Inc.(b)	3,308
307	Endologix, Inc.(b)	3,211
191	Ensign Group, Inc. (The)	3,528
189	Entellus Medical, Inc.(b)	3,865
786	Enzo Biochem, Inc.(b)	4,795
395	Epizyme, Inc.(b)	3,575
289	Esperion Therapeutics, Inc.(b)	2,977
246	Evolent Health, Inc., Class A(b)	5,178
205	Exact Sciences Corp.(b)	3,194
144	Exactech, Inc.(b)	3,478
256	Exelixis, Inc.(b)	2,711
177	FibroGen, Inc.(b)	2,929
73	Five Prime Therapeutics, Inc.(b)	3,543
345	Flex Pharma, Inc.(b)	1,677
212	Flexion Therapeutics, Inc.(b)	4,049
464	Fluidigm Corp.(b)	2,148
1,332	Fortress Biotech, Inc.(b)	3,170
164	Foundation Medicine, Inc.(b)	3,723
11,665	Galena Biopharma, Inc.(b)	2,679
1,439	Genesis Healthcare, Inc., Class A(b)	3,770
332	GenMark Diagnostics, Inc.(b)	3,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
136	Genomic Health, Inc.(b)	$4,054
1,757	Geron Corp.(b)	3,250
101	Glaukos Corp.(b)	3,373
180	Global Blood Therapeutics, Inc.(b)	3,141
176	Globus Medical, Inc., Class A(b)	3,895
555	Glycomimetics, Inc.(b)	3,347
108	Haemonetics Corp.(b)	3,608
317	Halozyme Therapeutics, Inc.(b)	2,736
117	Halyard Health, Inc.(b)	3,785
106	HealthEquity, Inc.(b)	3,522
97	HealthSouth Corp.	3,895
178	HealthStream, Inc.(b)	4,801
154	Healthways, Inc.(b)	3,819
225	Heron Therapeutics, Inc.(b)	3,341
73	Heska Corp.(b)	3,606
181	HMS Holdings Corp.(b)	3,814
211	Horizon Pharma PLC(b)	3,528
31	ICU Medical, Inc.(b)	4,318
1,601	Idera Pharmaceuticals, Inc.(b)	2,482
619	Ignyta, Inc.(b)	3,095
508	Immune Design Corp.(b)	2,718
1,439	ImmunoGen, Inc.(b)	2,619
1,168	Immunomedics, Inc.(b)	2,686
155	Impax Laboratories, Inc.(b)	3,116
89	INC Research Holdings, Inc., Class A(b)	4,067
2,562	Infinity Pharmaceuticals, Inc.(b)	3,100
352	Innoviva, Inc.	3,626
67	Inogen, Inc.(b)	3,596
422	Inotek Pharmaceuticals Corp.(b)	2,954
414	Inovio Pharmaceuticals, Inc.(b)	2,679
264	Insmed, Inc.(b)	3,427
91	Insulet Corp.(b)	3,378
310	Insys Therapeutics, Inc.(b)	3,351
185	Integer Holdings Corp.(b)	4,079
46	Integra LifeSciences Holdings Corp.(b)	3,657
235	Intellia Therapeutics, Inc.(b)	3,238
245	Intersect ENT, Inc.(b)	3,577
96	Intra-Cellular Therapies, Inc.(b)	1,190
362	Invacare Corp.	3,312
456	Invitae Corp.(b)	3,502
587	InVivo Therapeutics Holdings Corp.(b)	2,553
232	iRadimed Corp.(b)	2,192
273	Iridex Corp.(b)	3,699
247	Ironwood Pharmaceuticals, Inc., Class A(b)	3,154
223	K2M Group Holdings, Inc.(b)	3,807
544	Kadmon Holdings, Inc.(b)	2,475
410	Karyopharm Therapeutics, Inc.(b)	2,968
768	Keryx Biopharmaceuticals, Inc.(b)	3,464
379	Kindred Healthcare, Inc.	3,733
66	Kite Pharma, Inc.(b)	2,923
154	La Jolla Pharmaceutical Co.(b)	2,695
90	Landauer, Inc.	3,915
138	Lannett Co., Inc.(b)	3,022
195	LeMaitre Vascular, Inc.	4,083
216	Lexicon Pharmaceuticals, Inc.(b)	3,203
105	LHC Group, Inc.(b)	3,598

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
40	Ligand Pharmaceuticals, Inc.(b)	$3,829
498	Lion Biotechnologies, Inc.(b)	3,113
886	Lipocine, Inc.(b)	2,844
151	Loxo Oncology, Inc.(b)	3,150
175	Luminex Corp.(b)	3,645
124	MacroGenics, Inc.(b)	2,938
73	Magellan Health, Inc.(b)	3,756
6,453	MannKind Corp.(b)	2,692
67	Masimo Corp.(b)	3,685
705	Medgenics, Inc. (Israel)(b)	3,398
100	Medicines Co. (The)(b)	3,295
525	MediciNova, Inc.(b)	3,565
71	Medidata Solutions, Inc.(b)	3,407
135	Medpace Holdings, Inc.(b)	3,918
202	Meridian Bioscience, Inc.	3,323
168	Merit Medical Systems, Inc.(b)	3,688
646	Merrimack Pharmaceuticals, Inc.(b)	3,372
454	MiMedx Group, Inc.(b)	4,045
283	Minerva Neurosciences, Inc.(b)	3,155
586	Mirati Therapeutics, Inc.(b)	2,959
68	Molina Healthcare, Inc.(b)	3,700
335	Momenta Pharmaceuticals, Inc.(b)	3,735
263	MyoKardia, Inc.(b)	3,537
180	Myriad Genetics, Inc.(b)	3,548
203	NanoString Technologies, Inc.(b)	3,948
311	Nanthealth, Inc.(b)	4,083
506	NantKwest, Inc.(b)	3,031
370	Natera, Inc.(b)	3,138
61	National Healthcare Corp.	3,947
253	National Research Corp., Class A	3,884
101	Natus Medical, Inc.(b)	3,974
229	Nektar Therapeutics, Class A(b)	2,840
72	Neogen Corp.(b)	3,794
485	NeoGenomics, Inc.(b)	3,909
587	Neos Therapeutics, Inc.(b)	3,463
38	Nevro Corp.(b)	3,493
298	NewLink Genetics Corp.(b)	3,621
1,168	Nobilis Health Corp.(b)	3,913
1,742	Novavax, Inc.(b)	2,648
445	Novocure Ltd.(b)	2,692
59	NuVasive, Inc.(b)	3,524
163	NxStage Medical, Inc.(b)	3,707
575	Ocular Therapeutix, Inc.(b)	3,255
345	Omeros Corp.(b)	2,829
105	Omnicell, Inc.(b)	3,426
327	OncoMed Pharmaceuticals, Inc.(b)	2,966
68	Ophthotech Corp.(b)	2,436
485	OraSure Technologies, Inc.(b)	3,642
1,021	Organovo Holdings, Inc.(b)	2,542
94	Orthofix International NV(b)	3,445
841	Osiris Therapeutics, Inc.(b)	3,372
229	Otonomy, Inc.(b)	3,458
498	OvaScience, Inc.(b)	2,510
114	Owens & Minor, Inc.	3,699
325	Oxford Immunotec Global PLC(b)	4,180
438	Pacific Biosciences of California, Inc.(b)	3,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
112	Pacira Pharmaceuticals, Inc.(b)	$3,562
296	Paratek Pharmaceuticals, Inc.(b)	3,167
56	PAREXEL International Corp.(b)	3,263
1,203	PDL BioPharma, Inc.	3,874
52	Penumbra, Inc.(b)	3,429
449	Pfenex, Inc.(b)	3,596
1,393	Pharmathene, Inc.(b)	3,831
144	PharMerica Corp.(b)	3,427
148	Phibro Animal Health Corp., Class A	3,841
171	Portola Pharmaceuticals, Inc.(b)	3,109
71	PRA Health Sciences, Inc.(b)	3,779
82	Prestige Brands Holdings, Inc.(b)	3,713
655	Progenics Pharmaceuticals, Inc.(b)	3,295
189	Protagonist Therapeutics, Inc.(b)	3,553
261	Proteostasis Therapeutics, Inc.(b)	1,858
63	Prothena Corp. PLC (Ireland)(b)	3,013
84	Providence Service Corp. (The)(b)	3,399
334	PTC Therapeutics, Inc.(b)	2,074
56	Puma Biotechnology, Inc.(b)	2,145
352	Quality Systems, Inc.	4,537
180	Quidel Corp.(b)	3,474
647	Quorum Health Corp.(b)	2,614
70	Radius Health, Inc.(b)	3,004
552	RadNet, Inc.(b)	3,836
169	Reata Pharmaceuticals, Inc., Class A(b)	3,826
272	REGENXBIO, Inc.(b)	4,284
1,131	Regulus Therapeutics, Inc.(b)	3,110
125	Repligen Corp.(b)	3,571
179	Retrophin, Inc.(b)	3,374
236	Revance Therapeutics, Inc.(b)	3,151
1,158	Rigel Pharmaceuticals, Inc.(b)	3,011
598	Rockwell Medical, Inc.(b)	3,474
1,298	RTI Surgical, Inc.(b)	3,310
85	Sage Therapeutics, Inc.(b)	3,701
805	Sangamo BioSciences, Inc.(b)	2,858
67	Sarepta Therapeutics, Inc.(b)	2,629
385	SciClone Pharmaceuticals, Inc.(b)	3,446
1,192	Second Sight Medical Products, Inc.(b)	3,111
302	Select Medical Holdings Corp.(b)	3,926
256	Selecta Biosciences, Inc.(b)	4,516
1,003	Senseonics Holdings, Inc.(b)	2,347
299	Seres Therapeutics, Inc.(b)	3,226
518	Sorrento Therapeutics, Inc.(b)	2,979
64	Spark Therapeutics, Inc.(b)	3,009
164	Spectranetics Corp. (The)(b)	3,559
838	Spectrum Pharmaceuticals, Inc.(b)	2,967
424	STAAR Surgical Co.(b)	3,583
353	Stemline Therapeutics, Inc.(b)	4,024
306	Sucampo Pharmaceuticals, Inc., Class A(b)	3,488
149	Supernus Pharmaceuticals, Inc.(b)	2,950
206	Surgery Partners, Inc.(b)	3,317
87	Surgical Care Affiliates, Inc.(b)	3,723
135	SurModics, Inc.(b)	3,362
307	Syndax Pharmaceuticals, Inc.(b)	3,626
687	Synergy Pharmaceuticals, Inc.(b)	3,153
2,158	Synthetic Biologics, Inc.(b)	3,021

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
299	Syros Pharmaceuticals, Inc.(b)	$4,063
537	T2 Biosystems, Inc.(b)	3,394
210	Tactile Systems Technology, Inc.(b)	3,731
454	Tandem Diabetes Care, Inc.(b)	2,747
125	Team Health Holdings, Inc.(b)	5,356
218	Teladoc, Inc.(b)	3,543
521	Teligent, Inc.(b)	3,392
37	TESARO, Inc.(b)	4,473
1,003	Tetraphase Pharmaceuticals, Inc.(b)	3,511
498	TG Therapeutics, Inc.(b)	2,664
591	TherapeuticsMD, Inc.(b)	3,392
107	Theravance Biopharma, Inc. (Cayman Islands)(b)	2,689
680	Titan Pharmaceuticals, Inc.(b)	3,094
99	Tobira Therapeutics, Inc.(b)	4,167
2,451	TransEnterix, Inc.(b)	3,677
563	Trevena, Inc.(b)	2,747
182	Triple-S Management Corp., Class B(b)	3,764
886	Trovagene, Inc.(b)	3,057
65	U.S. Physical Therapy, Inc.	3,699
55	Ultragenyx Pharmaceutical, Inc.(b)	3,244
522	Universal American Corp.(b)	3,920
67	Utah Medical Products, Inc.	4,164
236	Vanda Pharmaceuticals, Inc.(b)	3,505
81	Vascular Solutions, Inc.(b)	3,694
545	Veracyte, Inc.(b)	3,957
298	Versartis, Inc.(b)	3,293
814	Viewray, Inc.(b)	2,182
642	Vital Therapies, Inc.(b)	3,435
325	Vocera Communications, Inc.(b)	5,980
286	Voyager Therapeutics, Inc.(b)	3,432
548	vTv Therapeutics, Inc., Class A(b)	2,954
124	WaVe Life Sciences Ltd.(b)	3,949
161	Wright Medical Group NV(b)	3,528
295	XBiotech, Inc.(b)	3,909
152	Xencor, Inc.(b)	3,236
1,218	Zafgen, Inc.(b)	3,666
100	Zeltiq Aesthetics, Inc.(b)	3,310
725	ZIOPHARM Oncology, Inc.(b)	4,118
377	Zogenix, Inc.(b)	3,073

		1,218,921

	Industrials—13.5%
424	AAON, Inc.	12,699
186	AAR Corp.	5,984
139	ABM Industries, Inc.	5,432
870	Acacia Research Corp.	5,089
576	ACCO Brands Corp.(b)	6,394
246	Actuant Corp., Class A	5,486
492	Advanced Drainage Systems, Inc.	9,397
127	Advisory Board Co. (The)(b)	5,055
293	Aegion Corp.(b)	5,423
307	Aerojet Rocketdyne Holdings, Inc.(b)	5,403
223	Aerovironment, Inc.(b)	5,350
391	Air Transport Services Group, Inc.(b)	5,173
278	Aircastle Ltd.	5,713
85	Alamo Group, Inc.	5,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
130	Albany International Corp., Class A	$5,297
41	Allegiant Travel Co.	5,654
293	Allied Motion Technologies, Inc.	5,796
193	Altra Industrial Motion Corp.	5,693
139	American Railcar Industries, Inc.	5,112
779	American Superconductor Corp.(b)	4,993
58	American Woodmark Corp.(b)	4,333
274	Apogee Enterprises, Inc.	11,165
119	Applied Industrial Technologies, Inc.	6,045
635	Aqua Metals, Inc.(b)	5,683
1,512	ARC Document Solutions, Inc.(b)	5,186
292	ArcBest Corp.	5,811
94	Argan, Inc.	5,344
640	Armstrong Flooring, Inc.(b)	10,362
94	Astec Industries, Inc.	5,204
124	Astronics Corp.(b)	4,590
302	Atkore International Group, Inc.(b)	5,678
136	Atlas Air Worldwide Holdings, Inc.(b)	5,692
84	AZZ, Inc.	4,473
336	Babcock & Wilcox Enterprises, Inc.(b)	5,289
137	Barnes Group, Inc.	5,458
113	Barrett Business Services, Inc.	5,066
281	Beacon Roofing Supply, Inc.(b)	11,813
376	Blue Bird Corp.(b)	5,546
677	BMC Stock Holdings, Inc.(b)	11,204
157	Brady Corp., Class A	5,197
296	Briggs & Stratton Corp.	5,512
151	Brink’s Co. (The)	5,972
1,024	Builders FirstSource, Inc.(b)	9,902
313	Caesarstone Sdot-Yam Ltd. (Israel)(b)	11,065
690	CAI International, Inc.(b)	5,251
531	Casella Waste Systems, Inc., Class A(b)	5,947
492	CBIZ, Inc.(b)	5,437
102	CEB, Inc.	4,962
499	CECO Environmental Corp.	4,940
647	Celadon Group, Inc.	4,205
182	Chart Industries, Inc.(b)	5,049
96	CIRCOR International, Inc.	5,163
85	CLARCOR, Inc.	5,288
938	Cogint, Inc.(b)	3,564
309	Columbus McKinnon Corp.	6,022
413	Comfort Systems USA, Inc.	11,915
568	Continental Building Products, Inc.(b)	11,616
598	Costamare, Inc. (Greece)	3,887
292	Covenant Transportation Group, Inc., Class A(b)	4,669
200	CRA International, Inc.(b)	6,228
169	Csw Industrials, Inc.(b)	5,231
117	Cubic Corp.	4,996
61	Curtiss-Wright Corp.	5,467
82	Deluxe Corp.	5,018
204	DigitalGlobe, Inc.(b)	5,120
175	Douglas Dynamics, Inc.	5,617
247	Ducommun, Inc.(b)	4,703
215	DXP Enterprises, Inc.(b)	4,685
73	Dycom Industries, Inc.(b)	5,616
1,178	Dynamic Materials Corp.	12,781

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
238	Echo Global Logistics, Inc.(b)	$5,046
93	EMCOR Group, Inc.	5,623
153	Encore Wire Corp.	5,225
297	Energous Corp.(b)	4,048
334	Energy Recovery, Inc.(b)	4,078
81	EnerSys	5,276
171	Engility Holdings, Inc.(b)	4,913
319	Ennis, Inc.	4,673
98	EnPro Industries, Inc.	5,304
119	ESCO Technologies, Inc.	5,301
268	Essendant, Inc.	4,114
72	Esterline Technologies Corp.(b)	5,288
360	ExOne Co. (The)(b)	4,295
108	Exponent, Inc.	6,183
415	Federal Signal Corp.	5,096
129	Forward Air Corp.	5,330
278	Franklin Covey Co.(b)	5,087
138	Franklin Electric Co., Inc.	5,030
402	FreightCar America, Inc.	5,250
124	FTI Consulting, Inc.(b)	4,831
3,739	FuelCell Energy, Inc.(b)	12,526
57	G&K Services, Inc., Class A	5,398
129	GATX Corp.	5,646
479	Gencor Industries, Inc.(b)	5,796
157	Generac Holdings, Inc.(b)	5,980
384	General Cable Corp.	5,376
318	Gibraltar Industries, Inc.(b)	12,370
426	Global Brass & Copper Holdings, Inc.	12,226
539	GMS, Inc.(b)	11,200
212	Gorman-Rupp Co. (The)	5,092
224	GP Strategies Corp.(b)	5,790
288	Graham Corp.	5,141
112	Granite Construction, Inc.	5,506
1,521	Great Lakes Dredge & Dock Corp.(b)	5,400
160	Greenbrier Cos., Inc. (The)	5,040
712	Griffon Corp.	11,890
346	H&E Equipment Services, Inc.	4,827
515	Hardinge, Inc.	4,995
594	Harsco Corp.	5,791
113	Hawaiian Holdings, Inc.(b)	5,088
1,088	HC2 Holdings, Inc.(b)	4,330
141	Healthcare Services Group, Inc.	5,213
293	Heartland Express, Inc.	5,391
303	Heidrick & Struggles International, Inc.	5,605
415	Heritage-Crystal Clean, Inc.(b)	5,436
188	Herman Miller, Inc.	5,226
1,241	Hill International, Inc.(b)	4,778
175	Hillenbrand, Inc.	5,311
137	HNI Corp.	5,570
137	Hub Group, Inc., Class A(b)	4,994
196	Hurco Cos., Inc.	5,135
93	Huron Consulting Group, Inc.(b)	5,213
95	Hyster-Yale Materials Handling, Inc., Class A	5,530
124	ICF International, Inc.(b)	5,754
325	IES Holdings, Inc.(b)	4,859
605	InnerWorkings, Inc.(b)	5,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
74	Insperity, Inc.	$5,565
337	Insteel Industries, Inc.	9,065
728	Interface, Inc.	11,539
80	John Bean Technologies Corp.	6,388
198	Joy Global, Inc.	5,510
105	Kadant, Inc.	5,423
125	Kaman Corp.	5,457
287	Kelly Services, Inc., Class A	5,376
196	Kennametal, Inc.	5,549
509	KEYW Holding Corp. (The)(b)	5,339
281	Kforce, Inc.	4,875
420	Kimball International, Inc., Class B	5,250
161	KLX, Inc.(b)	5,542
193	Knight Transportation, Inc.	5,645
241	Knoll, Inc.	5,215
262	Korn/Ferry International	5,342
821	Kratos Defense & Security Solutions, Inc.(b)	4,614
686	Lawson Products, Inc.(b)	12,931
673	Layne Christensen Co.(b)	5,768
76	Lindsay Corp.	5,951
1,107	LSI Industries, Inc.	9,520
104	Lydall, Inc.(b)	4,862
1,233	Manitowoc Co., Inc. (The)	4,981
264	Marten Transport Ltd.	5,412
190	Masonite International Corp.(b)	10,811
187	MasTec, Inc.(b)	5,339
138	Matson, Inc.	5,512
79	Matthews International Corp., Class A	4,732
175	McGrath RentCorp	5,267
241	Mercury Systems, Inc.(b)	6,695
445	Meritor, Inc.(b)	4,575
352	Milacron Holdings Corp.(b)	5,125
244	Miller Industries, Inc.	5,356
235	Mistras Group, Inc.(b)	4,921
186	Mobile Mini, Inc.	4,715
95	Moog, Inc., Class A(b)	5,517
835	MRC Global, Inc.(b)	12,308
97	MSA Safety, Inc.	5,655
375	Mueller Industries, Inc.	11,359
957	Mueller Water Products, Inc., Class A	11,790
81	Multi-Color Corp.	5,259
185	MYR Group, Inc.(b)	5,520
53	National Presto Industries, Inc.	4,624
274	Navigant Consulting, Inc.(b)	6,412
256	Navistar International Corp.(b)	5,709
833	NCI Building Systems, Inc.(b)	11,995
603	Neff Corp., Class A(b)	5,457
679	NN, Inc.	11,984
1,014	NOW, Inc.(b)	21,862
171	NV5 Global, Inc.(b)	4,891
314	Omega Flex, Inc.	11,941
148	On Assignment, Inc.(b)	5,093
834	Orion Group Holdings, Inc.(b)	6,739
286	P.A.M. Transportation Services, Inc.(b)	5,634
149	Park-Ohio Holdings Corp.	4,761
188	Patrick Industries, Inc.(b)	10,782

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,086	PGT, Inc.(b)	$10,643
3,290	Plug Power, Inc.(b)	5,034
885	Ply Gem Holdings, Inc.(b)	12,124
141	Powell Industries, Inc.	4,990
527	Power Solutions International, Inc.(b)	5,033
127	Preformed Line Products Co.	5,464
271	Primoris Services Corp.	5,428
94	Proto Labs, Inc.(b)	4,202
209	Quad Graphics, Inc., Class A	4,966
690	Quanex Building Products Corp.	11,247
2,030	Radiant Logistics, Inc.(b)	5,075
243	Raven Industries, Inc.	5,212
159	RBC Bearings, Inc.(b)	11,345
374	Resources Connection, Inc.	5,554
578	Rexnord Corp.(b)	11,496
723	Roadrunner Transportation Systems, Inc.(b)	5,495
535	RPX Corp.(b)	5,222
236	Rush Enterprises, Inc., Class A(b)	6,195
188	Saia, Inc.(b)	6,702
1,521	Scorpio Bulkers, Inc.(b)	5,932
267	Simpson Manufacturing Co., Inc.	11,428
131	Siteone Landscape Supply, Inc.(b)	4,085
207	SkyWest, Inc.	6,241
213	SP Plus Corp.(b)	5,368
216	Sparton Corp.(b)	5,169
280	SPX Corp.(b)	5,323
188	SPX FLOW, Inc.(b)	4,717
61	Standex International Corp.	4,660
388	Steelcase, Inc., Class A	5,180
176	Sun Hydraulics Corp.	5,180
3,204	Sunrun, Inc.(b)	16,693
294	Supreme Industries, Inc., Class A	3,584
257	Swift Transportation Co., Class A(b)	5,752
192	TASER International, Inc.(b)	4,297
178	Team, Inc.(b)	5,473
51	Teledyne Technologies, Inc.(b)	5,492
85	Tennant Co.	5,351
154	Tetra Tech, Inc.	5,921
733	Textainer Group Holdings Ltd.	5,571
290	Thermon Group Holdings, Inc.(b)	5,316
616	Titan International, Inc.	6,277
519	Titan Machinery, Inc.(b)	4,822
616	TRC Cos., Inc.(b)	5,020
203	Trex Co., Inc.(b)	10,923
289	TriMas Corp.(b)	5,188
260	TriNet Group, Inc.(b)	4,880
414	Triton International Ltd. (Bermuda)	4,997
200	Triumph Group, Inc.	4,740
242	TrueBlue, Inc.(b)	4,235
260	Tutor Perini Corp.(b)	4,953
42	UniFirst Corp.	5,145
576	Univar, Inc.(b)	12,816
119	Universal Forest Products, Inc.	10,233
418	Universal Logistics Holdings, Inc.	5,204
126	US Ecology, Inc.	5,324
543	USA Truck, Inc.(b)	4,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
195	Vectrus, Inc.(b)	$3,270
247	Veritiv Corp.(b)	13,326
127	Viad Corp.	5,271
483	Vicor Corp.(b)	6,158
102	Virgin America, Inc.(b)	5,544
161	VSE Corp.	4,643
383	Wabash National Corp.(b)	4,309
88	WageWorks, Inc.(b)	5,188
86	Watts Water Technologies, Inc., Class A	5,160
240	Werner Enterprises, Inc.	5,772
404	Wesco Aircraft Holdings, Inc.(b)	5,191
1,092	West Corp.	21,534
240	Willis Lease Finance Corp.(b)	6,386
89	Woodward, Inc.	5,249
152	XPO Logistics, Inc.(b)	5,005
451	YRC Worldwide, Inc.(b)	4,005

		1,613,228

	Information Technology—13.5%
124	2U, Inc.(b)	4,323
324	3D Systems Corp.(b)	4,494
1,598	8x8, Inc.(b)	22,772
524	A10 Networks, Inc.(b)	4,014
53	Acacia Communications, Inc.(b)	3,694
292	ACI Worldwide, Inc.(b)	5,291
454	Actua Corp.(b)	5,289
208	Acxiom Corp.(b)	4,900
294	ADTRAN, Inc.	5,336
116	Advanced Energy Industries, Inc.(b)	5,533
849	Advanced Micro Devices, Inc.(b)	6,138
942	Aerohive Networks, Inc.(b)	4,983
511	Agilysys, Inc.(b)	4,931
198	Alarm.com Holdings, Inc.(b)	5,778
1,162	Alj Regional Holdings, Inc.(b)	4,636
263	Alpha & Omega Semiconductor Ltd.(b)	5,557
81	Ambarella, Inc.(b)	4,971
582	Amber Road, Inc.(b)	5,546
509	American Software, Inc., Class A	5,309
590	Amkor Technology, Inc.(b)	5,469
460	Angie’s List, Inc.(b)	3,542
90	Anixter International, Inc.(b)	5,917
318	Apigee Corp.(b)	5,517
286	AppFolio, Inc., Class A(b)	5,448
796	Applied Micro Circuits Corp.(b)	5,890
260	Applied Optoelectronics, Inc.(b)	5,000
120	Aspen Technology, Inc.(b)	5,909
322	Autobytel, Inc.(b)	5,265
705	Avid Technology, Inc.(b)	4,632
408	AVX Corp.	5,720
422	Axcelis Technologies, Inc.(b)	5,760
163	Badger Meter, Inc.	5,240
673	Bankrate, Inc.(b)	5,249
220	Barracuda Networks, Inc.(b)	5,130
977	Bazaarvoice, Inc.(b)	4,787
240	Bel Fuse, Inc., Class B	5,724
178	Belden, Inc.	11,536
222	Benchmark Electronics, Inc.(b)	5,583

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
139	Benefitfocus, Inc.(b)	$4,517
403	Black Box Corp.	4,635
85	Blackbaud, Inc.	5,219
89	Blackhawk Network Holdings, Inc.(b)	3,066
504	Blucora, Inc.(b)	6,703
238	Bottomline Technologies (de), Inc.(b)	5,400
374	Box, Inc., Class A(b)	5,393
428	Brightcove, Inc.(b)	4,772
119	BroadSoft, Inc.(b)	4,944
413	Brooks Automation, Inc.	5,381
226	Cabot Microelectronics Corp.	12,489
55	CACI International, Inc., Class A(b)	5,382
338	CalAmp Corp.(b)	4,367
759	Calix, Inc.(b)	4,744
305	Callidus Software, Inc.(b)	5,566
360	Carbonite, Inc.(b)	6,138
63	Cardtronics PLC, Class A(b)	3,150
458	Care.com, Inc.(b)	4,159
50	Cass Information Systems, Inc.	2,693
97	Cavium, Inc.(b)	5,476
157	CEVA, Inc.(b)	4,718
445	ChannelAdvisor Corp.(b)	4,895
245	Ciena Corp.(b)	4,748
46	Cimpress NV (Netherlands)(b)	3,830
107	Cirrus Logic, Inc.(b)	5,776
299	Clearfield, Inc.(b)	5,008
50	Coherent, Inc.(b)	5,206
476	Cohu, Inc.	5,326
104	CommVault Systems, Inc.(b)	5,564
180	comScore, Inc.(b)	5,182
426	Comtech Telecommunications Corp.	4,430
452	Control4 Corp.(b)	5,103
184	Convergys Corp.	5,373
118	Cornerstone OnDemand, Inc.(b)	4,873
451	CPI Card Group, Inc.	2,481
232	Cray, Inc.(b)	4,826
134	CSG Systems International, Inc.	5,096
304	CTS Corp.	5,533
177	Cvent, Inc.(b)	5,526
583	Daktronics, Inc.	4,868
542	Datalink Corp.(b)	5,138
702	DHI Group, Inc.(b)	4,001
220	Diebold, Inc.	4,796
483	Digi International, Inc.(b)	4,419
151	Digimarc Corp.(b)	4,772
267	Diodes, Inc.(b)	5,530
468	DSP Group, Inc.(b)	5,101
130	DTS, Inc.	5,506
901	EarthLink Holdings Corp.	5,154
326	Eastman Kodak Co.(b)	4,857
98	Ebix, Inc.	5,488
982	Electro Scientific Industries, Inc.(b)	5,087
111	Electronics for Imaging, Inc.(b)	4,721
55	Ellie Mae, Inc.(b)	5,824
1,033	EMCORE Corp.	6,766
617	Endurance International Group Holdings, Inc.(b)	4,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,642	EnerNOC, Inc.(b)	$18,938
326	Entegris, Inc.(b)	5,183
147	Envestnet, Inc.(b)	5,196
82	EPAM Systems, Inc.(b)	5,278
61	ePlus, Inc.(b)	5,585
164	EVERTEC, Inc.	2,485
720	Everyday Health, Inc.(b)	7,560
344	Exa Corp.(b)	4,816
600	Exar Corp.(b)	5,412
110	ExlService Holdings, Inc.(b)	4,843
1,236	Extreme Networks, Inc.(b)	5,204
126	Fabrinet (Thailand)(b)	4,783
26	Fair Isaac Corp.	3,138
151	FARO Technologies, Inc.(b)	5,066
184	Finisar Corp.(b)	5,038
367	Five9, Inc.(b)	5,255
92	Fleetmatics Group PLC(b)	5,511
522	FormFactor, Inc.(b)	4,685
137	Forrester Research, Inc.	5,103
100	Gigamon, Inc.(b)	5,530
2,392	GigPeak, Inc.(b)	5,669
648	Global Sources Ltd. (Hong Kong)(b)	5,249
137	Globant SA(b)	5,960
2,500	Glu Mobile, Inc.(b)	4,950
1,963	Gogo, Inc.(b)	19,846
127	GrubHub, Inc.(b)	4,840
234	GTT Communications, Inc.(b)	5,265
928	Guidance Software, Inc.(b)	4,788
334	Hackett Group, Inc. (The)	5,384
1,191	Harmonic, Inc.(b)	6,074
639	Hortonworks, Inc.(b)	4,882
100	HubSpot, Inc.(b)	5,245
237	II-VI, Inc.(b)	6,589
676	Immersion Corp.(b)	5,516
105	Imperva, Inc.(b)	3,875
156	Impinj, Inc.(b)	3,852
1,735	inContact, Inc.(b)	24,134
619	Infinera Corp.(b)	4,828
210	Infoblox, Inc.(b)	5,565
1,307	Information Services Group, Inc.(b)	5,163
130	Inphi Corp.(b)	4,823
173	Insight Enterprises, Inc.(b)	4,981
185	Instructure, Inc.(b)	4,708
247	Integrated Device Technology, Inc.(b)	5,115
92	Interactive Intelligence Group, Inc.(b)	5,561
70	InterDigital, Inc.	4,946
254	Intersil Corp., Class A	5,608
563	Intralinks Holdings, Inc.(b)	5,163
765	InvenSense, Inc.(b)	5,852
99	Itron, Inc.(b)	5,336
459	Ixia(b)	5,485
482	IXYS Corp.	5,109
363	j2 Global, Inc.	25,827
1,306	Jive Software, Inc.(b)	5,159
417	Kimball Electronics, Inc.(b)	5,796
403	Knowles Corp.(b)	6,021

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
2,546	Kopin Corp.(b)	$5,321
619	KVH Industries, Inc.(b)	4,921
849	Lattice Semiconductor Corp.(b)	5,153
3,016	Limelight Networks, Inc.(b)	5,368
1,130	Lionbridge Technologies, Inc.(b)	5,458
520	Liquidity Services, Inc.(b)	4,602
43	Littelfuse, Inc.	5,999
662	LivePerson, Inc.(b)	5,627
61	LogMeIn, Inc.	5,795
133	Lumentum Holdings, Inc.(b)	4,469
137	MACOM Technology Solutions Holdings, Inc.(b)	5,036
139	ManTech International Corp., Class A	5,397
1,672	Marchex, Inc., Class B(b)	4,213
97	MAXIMUS, Inc.	5,050
282	MaxLinear, Inc., Class A(b)	5,276
1,054	Maxwell Technologies, Inc.(b)	5,101
923	MeetMe, Inc.(b)	4,513
227	Mentor Graphics Corp.	6,560
49	Mesa Laboratories, Inc.	6,186
158	Methode Electronics, Inc.	4,930
136	Microsemi Corp.(b)	5,730
33	MicroStrategy, Inc., Class A(b)	6,429
297	MINDBODY, Inc., Class A(b)	6,148
673	Mitek Systems, Inc.(b)	4,543
112	MKS Instruments, Inc.	5,650
2,033	Mobileiron, Inc.(b)	7,420
513	Model N, Inc.(b)	5,284
386	MoneyGram International, Inc.(b)	2,706
71	Monolithic Power Systems, Inc.	5,596
250	Monotype Imaging Holdings, Inc.	4,775
1,538	Monster Worldwide, Inc.(b)	5,245
120	MTS Systems Corp.	5,706
252	Nanometrics, Inc.(b)	5,264
492	NCI, Inc., Class A	5,781
327	NeoPhotonics Corp.(b)	4,578
94	NETGEAR, Inc.(b)	4,747
191	NetScout Systems, Inc.(b)	5,243
205	NeuStar, Inc., Class A(b)	4,602
146	New Relic, Inc.(b)	5,322
239	NIC, Inc.	5,485
705	Nimble Storage, Inc.(b)	5,379
323	Novanta, Inc.(b)	5,636
711	Numerex Corp., Class A(b)	5,055
95	NVE Corp.	5,346
623	Oclaro, Inc.(b)	4,554
84	OSI Systems, Inc.(b)	5,891
477	Park City Group, Inc.(b)	6,273
329	Park Electrochemical Corp.	5,076
109	Paycom Software, Inc.(b)	5,639
122	Paylocity Holding Corp.(b)	5,306
216	PC Connection, Inc.	5,013
324	PDF Solutions, Inc.(b)	6,399
189	Pegasystems, Inc.	5,840
280	Perficient, Inc.(b)	5,211
600	PFSweb, Inc.(b)	4,332
542	Photronics, Inc.(b)	5,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
752	Planet Payment, Inc.(b)	$2,624
108	Plantronics, Inc.	5,585
119	Plexus Corp.(b)	5,451
90	Power Integrations, Inc.	5,801
199	Progress Software Corp.(b)	5,355
71	Proofpoint, Inc.(b)	5,565
248	PROS Holdings, Inc.(b)	5,436
408	Pure Storage, Inc., Class A(b)	5,035
192	Q2 Holdings, Inc.(b)	5,395
245	QAD, Inc., Class A	5,892
146	Qualys, Inc.(b)	5,439
1,541	QuinStreet, Inc.(b)	4,469
356	Quotient Technology, Inc.(b)	3,774
1,026	Radisys Corp.(b)	4,278
445	Rambus, Inc.(b)	5,425
320	Rapid7, Inc.(b)	4,586
1,279	RealNetworks, Inc.(b)	5,704
216	RealPage, Inc.(b)	5,875
273	Reis, Inc.	5,364
597	RetailMeNot, Inc.(b)	5,403
617	Rightside Group Ltd.(b)	5,189
234	RingCentral, Inc., Class A(b)	4,844
173	Rofin-Sinar Technologies, Inc.(b)	5,631
91	Rogers Corp.(b)	4,953
589	Rosetta Stone, Inc.(b)	4,194
665	Rubicon Project, Inc. (The)(b)	5,094
315	Rudolph Technologies, Inc.(b)	5,702
197	Sanmina Corp.(b)	5,447
421	Sapiens International Corp. NV (Israel)	5,730
154	ScanSource, Inc.(b)	5,390
79	Science Applications International Corp.	5,444
441	Secureworks Corp., Class A(b)	5,199
202	Semtech Corp.(b)	4,888
1,110	ServiceSource International, Inc.(b)	5,273
686	ShoreTel, Inc.(b)	4,562
74	Shutterstock, Inc.(b)	4,365
709	Sigma Designs, Inc.(b)	5,176
130	Silicom Ltd. (Israel)	4,836
720	Silicon Graphics International Corp.(b)	5,580
98	Silicon Laboratories, Inc.(b)	5,875
398	Silver Spring Networks, Inc.(b)	5,596
634	Sonus Networks, Inc.(b)	3,671
76	SPS Commerce, Inc.(b)	4,741
50	Stamps.com, Inc.(b)	4,878
241	Stratasys Ltd.(b)	4,608
236	Super Micro Computer, Inc.(b)	5,593
194	Sykes Enterprises, Inc.(b)	5,188
95	Synaptics, Inc.(b)	4,951
131	Synchronoss Technologies, Inc.(b)	4,809
48	SYNNEX Corp.	4,922
135	Syntel, Inc.	2,714
696	Systemax, Inc.	5,464
120	Take-Two Interactive Software, Inc.(b)	5,327
665	Tangoe, Inc.(b)	5,706
65	Tech Data Corp.(b)	5,006
689	TechTarget, Inc.(b)	5,567

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
975	Telenav, Inc.(b)	$5,314
186	TeleTech Holdings, Inc.	5,227
147	Tessera Technologies, Inc.	5,454
270	Tivo Corp.(b)	5,360
314	Travelport Worldwide Ltd.	4,434
614	TrueCar, Inc.(b)	5,925
483	TTM Technologies, Inc.(b)	6,351
479	TubeMogul, Inc.(b)	3,497
102	Ubiquiti Networks, Inc.(b)	5,348
807	Ultra Clean Holdings, Inc.(b)	6,860
239	Ultratech, Inc.(b)	5,088
598	Unisys Corp.(b)	6,249
94	Universal Display Corp.(b)	4,860
987	USA Technologies, Inc.(b)	4,442
185	Varonis Systems, Inc.(b)	5,282
312	VASCO Data Security International, Inc.(b)	4,290
286	Veeco Instruments, Inc.(b)	6,206
147	Verint Systems, Inc.(b)	5,292
74	ViaSat, Inc.(b)	5,229
754	Viavi Solutions, Inc.(b)	5,368
1,773	VirnetX Holding Corp.(b)	5,408
231	Virtusa Corp.(b)	4,375
394	Vishay Intertechnology, Inc.	5,555
341	Vishay Precision Group, Inc.(b)	5,354
315	Web.com Group, Inc.(b)	5,072
79	WebMD Health Corp.(b)	3,881
307	Workiva, Inc., Class A(b)	5,081
383	Xactly Corp.(b)	4,941
934	Xcerra Corp.(b)	5,146
246	XO Group, Inc.(b)	4,526
183	Zendesk, Inc.(b)	4,811
1,370	Zix Corp.(b)	5,576

		1,610,644

	Materials—7.5%
425	A. Schulman, Inc.	12,219
108	AEP Industries, Inc.	11,831
2,306	AgroFresh Solutions, Inc.(b)	10,838
2,477	AK Steel Holding Corp.(b)	12,880
691	Allegheny Technologies, Inc.	9,425
745	American Vanguard Corp.	11,324
1,081	Ampco-Pittsburgh Corp.	11,675
169	Balchem Corp.	12,827
469	Boise Cascade Co.(b)	9,028
803	Calgon Carbon Corp.	12,687
298	Carpenter Technology Corp.	9,420
1,851	Century Aluminum Co.(b)	13,531
178	Chase Corp.	12,166
803	Chemours Co. (The)	13,193
368	Chemtura Corp.(b)	12,070
189	Clearwater Paper Corp.(b)	10,036
1,983	Cliffs Natural Resources, Inc.(b)	10,946
919	Codexis, Inc.(b)	4,641
1,018	Coeur Mining, Inc.(b)	11,381
740	Commercial Metals Co.	11,625
181	Deltic Timber Corp.	10,169
924	Ferro Corp.(b)	11,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
1,353	Ferroglobal PLC	$12,515
1,533	Flotek Industries, Inc.(b)	18,059
1,085	FutureFuel Corp.	11,892
432	GCP Applied Technologies, Inc.(b)	11,167
1,683	Gold Resource Corp.	9,560
243	Greif, Inc., Class A	11,387
262	H.B. Fuller Co.	11,022
281	Hawkins, Inc.	11,338
328	Haynes International, Inc.	10,552
711	Headwaters, Inc.(b)	11,660
2,146	Hecla Mining Co.	12,855
256	Ingevity Corp.(b)	10,598
318	Innophos Holdings, Inc.	14,577
202	Innospec, Inc.	12,171
141	Kaiser Aluminum Corp.	10,221
642	KapStone Paper and Packaging Corp.	11,646
429	KMG Chemicals, Inc.	11,643
391	Koppers Holdings, Inc.(b)	12,805
351	Kraton Corp.(b)	8,996
1,472	Kronos Worldwide, Inc.	11,320
634	Louisiana-Pacific Corp.(b)	11,634
1,491	LSB Industries, Inc.(b)	7,887
393	Materion Corp.	11,908
183	Minerals Technologies, Inc.	12,298
837	Multi Packaging Solutions International Ltd.(b)	11,308
923	Myers Industries, Inc.	11,122
151	Neenah Paper, Inc.	12,065
627	Olin Corp.	13,750
566	Olympic Steel, Inc.	13,069
1,489	OMNOVA Solutions, Inc.(b)	11,316
547	P.H. Glatfelter Co.	12,154
359	PolyOne Corp.	10,494
116	Quaker Chemical Corp.	12,470
971	Rayonier Advanced Materials, Inc.	12,555
456	Real Industry, Inc.(b)	2,440
1,119	Ryerson Holding Corp.(b)	11,470
612	Schnitzer Steel Industries, Inc., Class A	14,780
313	Schweitzer-Mauduit International, Inc.	11,553
160	Sensient Technologies Corp.	11,922
168	Stepan Co.	11,933
989	Stillwater Mining Co.(b)	13,174
626	Summit Materials, Inc., Class A(b)	11,731
2,750	SunCoke Energy, Inc.	28,078
7,075	Terravia Holdings, Inc.(b)	16,626
1,278	TimkenSteel Corp.(b)	13,100
1,795	Trecora Resources(b)	18,399
659	Tredegar Corp.	12,192
212	Trinseo SA	11,119
1,286	Tronox Ltd., Class A	10,417
449	UFP Technologies, Inc.(b)	11,988
186	United States Lime & Minerals, Inc.	12,237
256	US Concrete, Inc.(b)	12,774
271	Worthington Industries, Inc.	12,737

		894,571

	Real Estate—2.3%
74	Acadia Realty Trust REIT	2,493

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
54	Agree Realty Corp. REIT	$2,611
71	Alexander & Baldwin, Inc.	2,967
7	Alexander’s, Inc. REIT	2,690
87	Altisource Portfolio Solutions SA(b)	2,240
62	American Assets Trust, Inc. REIT	2,462
204	Armada Hoffler Properties, Inc. REIT	2,740
193	Ashford Hospitality Prime, Inc. REIT	2,501
461	Ashford Hospitality Trust, Inc. REIT	2,678
166	AV Homes, Inc.(b)	2,648
207	Bluerock Residential Growth REIT, Inc., Class A REIT	2,567
183	CareTrust REIT, Inc. REIT	2,577
236	CatchMark Timber Trust, Inc., Class A REIT	2,487
224	CBL & Associates Properties, Inc. REIT	2,397
373	Cedar Realty Trust, Inc. REIT	2,525
141	Chatham Lodging Trust REIT	2,496
118	Chesapeake Lodging Trust REIT	2,562
210	City Office REIT, Inc. REIT	2,638
91	Colony Starwood Homes REIT	2,640
123	Community Healthcare Trust, Inc. REIT	2,753
54	Consolidated-Tomoka Land Co.	2,736
93	CorEnergy Infrastructure Trust, Inc. REIT	2,518
36	CoreSite Realty Corp. REIT	2,655
522	Cousins Properties, Inc. REIT	4,056
308	DiamondRock Hospitality Co. REIT	2,818
65	DuPont Fabros Technology, Inc. REIT	2,653
141	Easterly Government Properties, Inc. REIT	2,675
37	EastGroup Properties, Inc. REIT	2,513
62	Education Realty Trust, Inc. REIT	2,641
238	Farmland Partners, Inc. REIT	2,532
425	FelCor Lodging Trust, Inc. REIT	2,716
96	First Industrial Realty Trust, Inc. REIT	2,535
297	First Potomac Realty Trust REIT	2,649
235	Forestar Group, Inc.(b)	2,585
128	Four Corners Property Trust, Inc. REIT	2,570
216	Franklin Street Properties Corp. REIT	2,499
88	FRP Holdings, Inc.(b)	2,798
116	Geo Group, Inc. (The) REIT	2,779
114	Getty Realty Corp. REIT	2,591
145	Gladstone Commercial Corp. REIT	2,588
282	Global Medical REIT, Inc. REIT	2,750
331	Global NET Lease, Inc. REIT	2,453
118	Government Properties Income Trust REIT	2,259
282	Gramercy Property Trust REIT	2,600
79	Healthcare Realty Trust, Inc. REIT	2,519
150	Hersha Hospitality Trust REIT	2,673
99	HFF, Inc., Class A	2,636
83	Hudson Pacific Properties, Inc. REIT	2,791
279	Independence Realty Trust, Inc. REIT	2,324
147	InfraREIT, Inc. REIT	2,443
445	Investors Real Estate Trust REIT	2,701
257	iStar, Inc. REIT(b)	2,860
121	Kennedy-Wilson Holdings, Inc.	2,493
96	Kite Realty Group Trust REIT	2,393
114	LaSalle Hotel Properties REIT	2,708
257	Lexington Realty Trust REIT	2,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
53	LTC Properties, Inc. REIT	$2,656
98	Mack-Cali Realty Corp. REIT	2,517
107	Marcus & Millichap, Inc.(b)	2,507
185	Medical Properties Trust, Inc. REIT	2,579
191	Monmouth Real Estate Investment Corp. REIT	2,611
254	Monogram Residential Trust, Inc. REIT	2,677
34	National Health Investors, Inc. REIT	2,576
130	National Storage Affiliates Trust REIT	2,545
237	New Senior Investment Group, Inc. REIT	2,470
296	New York REIT, Inc. REIT	2,788
135	NexPoint Residential Trust, Inc. REIT	2,516
251	NorthStar Realty Europe Corp. REIT	2,482
111	One Liberty Properties, Inc. REIT	2,615
65	Parkway, Inc. REIT(b)	1,171
106	Pebblebrook Hotel Trust REIT	2,574
116	Pennsylvania Real Estate Investment Trust REIT	2,263
127	Physicians Realty Trust REIT	2,511
70	Potlatch Corp. REIT	2,688
205	Preferred Apartment Communities, Inc., Class A REIT	2,669
24	PS Business Parks, Inc. REIT	2,635
51	QTS Realty Trust, Inc., Class A REIT	2,344
847	RAIT Financial Trust REIT	2,583
146	Ramco-Gershenson Properties Trust REIT	2,532
63	RE/MAX Holdings, Inc., Class A	2,737
123	Retail Opportunity Investments Corp. REIT	2,474
119	Rexford Industrial Realty, Inc. REIT	2,506
129	RLJ Lodging Trust REIT	2,544
69	RMR Group, Inc. (The), Class A	2,370
56	Ryman Hospitality Properties, Inc. REIT	2,824
113	Sabra Health Care REIT, Inc. REIT	2,633
41	Saul Centers, Inc. REIT	2,480
100	Select Income REIT	2,474
53	Seritage Growth Properties, Class A REIT	2,414
152	Silver Bay Realty Trust Corp. REIT	2,546
149	St. Joe Co. (The)(b)	2,637
111	STAG Industrial, Inc., Class A REIT	2,561
113	Stratus Properties, Inc.(b)	2,735
207	Summit Hotel Properties, Inc. REIT	2,689
219	Sunstone Hotel Investors, Inc. REIT	2,751
113	Tejon Ranch Co.(b)	2,524
99	Terreno Realty Corp. REIT	2,584
174	Tier REIT, Inc. REIT	2,567
284	Trinity Place Holdings, Inc.(b)	2,743
227	UMH Properties, Inc. REIT	2,751
43	Universal Health Realty Income Trust REIT	2,524
96	Urban Edge Properties REIT	2,478
122	Urstadt Biddle Properties, Inc., Class A REIT	2,623
88	Washington REIT	2,589
221	Washington Prime Group, Inc. REIT	2,318
194	Whitestone REIT	2,580
181	Xenia Hotels & Resorts, Inc. REIT	2,825

		276,978

	Telecommunication Services—3.7%
361	ATN International, Inc.	24,418

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services (continued)
2,504	Boingo Wireless, Inc.(b)	$24,339
1,192	Cincinnati Bell, Inc.(b)	23,423
670	Cogent Communications Group, Inc.	24,723
948	Consolidated Communications Holdings, Inc.	22,686
1,670	FairPoint Communications, Inc.(b)	26,052
1,808	General Communication, Inc., Class A(b)	28,639
20,034	Globalstar, Inc.(b)	18,544
1,506	IDT Corp., Class B	26,942
1,467	Inteliquent, Inc.	24,631
3,128	Iridium Communications, Inc.(b)	25,493
1,668	Lumos Networks Corp.(b)	23,702
2,381	ORBCOMM, Inc.(b)	21,262
224	pdvWireless, Inc.(b)	5,286
892	Shenandoah Telecommunications Co.	23,549
1,383	Spok Holdings, Inc.	24,963
932	Straight Path Communications, Inc., Class B(b)(d)	22,629
3,651	Vonage Holdings Corp.(b)	25,046
2,351	Windstream Holdings, Inc.	18,455

		434,782

	Utilities—7.2%
398	ALLETE, Inc.	24,393
609	American States Water Co.	24,348
842	Artesian Resources Corp., Class A	23,761
9,658	Atlantic Power Corp.	22,213
1,275	Atlantica Yield PLC (Spain)	22,925
567	Avista Corp.	23,474
392	Black Hills Corp.	24,245
760	California Water Service Group	23,560
386	Chesapeake Utilities Corp.	24,723
478	Connecticut Water Service, Inc.	24,889
1,910	Dynegy, Inc.(b)	20,342
508	El Paso Electric Co.	23,470
711	Empire District Electric Co. (The)	24,338
311	IDACORP, Inc.	24,379
420	MGE Energy, Inc.	24,549
665	Middlesex Water Co.	24,007
733	New Jersey Resources Corp.	24,885
395	Northwest Natural Gas Co.	23,226
410	NorthWestern Corp.	23,596
1,414	NRG Yield, Inc., Class C	21,776
390	ONE Gas, Inc.	23,899
500	Ormat Technologies, Inc.	24,115
684	Otter Tail Corp.	24,590
1,054	Pattern Energy Group, Inc.	23,557
732	PNM Resources, Inc.	24,046
557	Portland General Electric Co.	24,307
547	SJW Corp.	27,749
813	South Jersey Industries, Inc.	24,105
336	Southwest Gas Corp.	24,347
368	Spire, Inc.	23,110
1,754	Talen Energy Corp.(b)	24,433
4,815	TerraForm Global, Inc., Class A	18,056
1,407	TerraForm Power, Inc., Class A(b)	17,461
624	Unitil Corp.	25,316
380	WGL Holdings, Inc.	23,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Russell 2000 Equal Weight Portfolio (EQWS) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
822	York Water Co. (The)	$25,975

		852,132

	Total Common Stocks and Other Equity Interests (Cost $11,932,933)	11,928,832

	Money Market Fund—0.6%
66,463	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(e) (Cost $66,463)	66,463

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $11,999,396)—100.6%	11,995,295

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.1%
15,300	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(e)(f) (Cost $15,300)	15,300

	Total Investments (Cost $12,014,696)—100.7%	12,010,595
	Other assets less liabilities—(0.7)%	(81,948)

	Net Assets—100.0%	$11,928,647

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. See Note 4.
(d)	All or a portion of this security was out on loan at October 31, 2016.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	36.9
Health Care	26.1
Consumer Discretionary	15.1
Industrials	11.7
Consumer Staples	3.4
Materials	2.9
Real Estate	2.1
Financials	1.5
Telecommunication Services	0.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.1%
2,060	Asbury Automotive Group, Inc.(b)	$104,957
2,538	BJ’s Restaurants, Inc.(b)	91,622
1,352	Buffalo Wild Wings, Inc.(b)	196,919
356	Cavco Industries, Inc.(b)	32,894
822	Cheesecake Factory, Inc. (The)	43,722
781	Churchill Downs, Inc.	106,216
2,975	Core-Mark Holding Co., Inc.	105,166
3,136	Dave & Buster’s Entertainment, Inc.(b)	129,674
693	Dorman Products, Inc.(b)	44,518
2,487	Drew Industries, Inc.	222,711
2,384	Duluth Holdings, Inc., Class B(b)(c)	64,726
648	Etsy, Inc.(b)	8,411
3,982	Fox Factory Holding Corp.(b)	86,409
5,688	Francesca’s Holdings Corp.(b)	91,406
496	Gentherm, Inc.(b)	13,962
2,467	Grand Canyon Education, Inc.(b)	107,660
7,530	Habit Restaurants, Inc. (The), Class A(b)(c)	106,550
2,085	IMAX Corp.(b)	63,071
3,286	Installed Building Products, Inc.(b)	108,602
1,476	Lindblad Expeditions Holdings, Inc.(b)	12,089
6,247	MCBC Holdings, Inc.	69,592
296	Monro Muffler Brake, Inc.	16,280
4,744	Nautilus, Inc.(b)	83,494
4,276	Nexstar Broadcasting Group, Inc., Class A(c)	208,669
2,444	Ollie’s Bargain Outlet Holdings, Inc.(b)	66,843
701	Oxford Industries, Inc.	43,967
654	Papa John’s International, Inc.	49,344
2,001	Popeyes Louisiana Kitchen, Inc.(b)	106,813
5,316	Potbelly Corp.(b)	69,374
8,106	Select Comfort Corp.(b)	155,554
2,982	Shake Shack, Inc., Class A(b)(c)	95,096
623	Shutterfly, Inc.(b)	30,527

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
5,969	Sinclair Broadcast Group, Inc., Class A	$149,822
8,742	Smith & Wesson Holding Corp.(b)(c)	231,051
1,844	Sturm Ruger & Co., Inc.	113,406
4,158	Taylor Morrison Home Corp., Class A(b)	70,936
58	Tenneco, Inc.(b)	3,194
3,895	Texas Roadhouse, Inc.	157,825
12,497	Tile Shop Holdings, Inc. (The)(b)	211,824
1,346	Universal Electronics, Inc.(b)	94,422
5,881	World Wrestling Entertainment, Inc., Class A	103,976
6,210	Zoe’s Kitchen, Inc.(b)(c)	140,781

		4,014,075

	Consumer Staples—3.4%
8,268	Amplify Snack Brands, Inc.(b)(c)	119,803
3,824	B&G Foods, Inc.	162,138
1,840	Calavo Growers, Inc.	108,836
157	Coca-Cola Bottling Co. Consolidated	22,184
383	Farmer Brothers Co.(b)	12,524
7,451	HRG Group, Inc.(b)	112,063
10,187	Lifevantage Corp.(b)	83,533
492	MGP Ingredients, Inc.	17,323
2,872	Natural Health Trends Corp.(c)	67,004
768	PriceSmart, Inc.	69,850
1,084	USANA Health Sciences, Inc.(b)	139,294

		914,552

	Financials—1.5%
2,983	Cohen & Steers, Inc.	110,908
263	Diamond Hill Investment Group, Inc.	47,869
866	Financial Engines, Inc.	23,945
340	Firstcash, Inc.	16,048
1,759	Moelis & Co., Class A	44,679
790	ServisFirst Bancshares, Inc.	42,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,239	Trupanion, Inc.(b)	$68,629
561	Westwood Holdings Group, Inc.	28,919
4,178	WMIH Corp.(b)	8,774

		392,542

	Health Care—26.1%
740	Abaxis, Inc.	35,328
30,824	AcelRX Pharmaceuticals, Inc.(b)(c)	86,307
2,600	Achillion Pharmaceuticals, Inc.(b)(c)	16,328
1,411	Adeptus Health, Inc., Class A(b)	42,499
3,158	AMN Healthcare Services, Inc.(b)	103,582
3,026	Amphastar Pharmaceuticals, Inc.(b)	54,892
2,644	Ampio Pharmaceuticals, Inc.(b)	1,815
3,226	ANI Pharmaceuticals, Inc.(b)(c)	192,592
959	Aptevo Therapeutics, Inc.(b)	2,119
54,665	Arena Pharmaceuticals, Inc.(b)	80,904
3,368	Avinger, Inc.(b)(c)	11,788
2,799	BioSpecifics Technologies Corp.(b)	121,449
6,661	BioTelemetry, Inc.(b)	117,900
2,012	Cambrex Corp.(b)	81,084
1,787	Cantel Medical Corp.	127,288
5,183	Castlight Health, Inc., Class B(b)(c)	22,546
1,034	Cempra, Inc.(b)(c)	18,741
5,863	Cepheid, Inc.(b)	310,153
19,247	Chromadex Corp.(b)	53,122
683	Computer Programs & Systems, Inc.(c)	17,826
1,988	CorVel Corp.(b)	68,685
5,395	Cross Country Healthcare, Inc.(b)	60,262
2,453	Cynosure, Inc., Class A(b)	104,620
13,470	Cytokinetics, Inc.(b)	130,659
7,997	Depomed, Inc.(b)	178,813
6,134	Diplomat Pharmacy, Inc.(b)(c)	142,125
2,080	Eagle Pharmaceuticals, Inc.(b)(c)	116,230
819	Emergent BioSolutions, Inc.(b)	21,884
4,893	Endologix, Inc.(b)	51,181
2,954	Fluidigm Corp.(b)	13,677
5,401	GenMark Diagnostics, Inc.(b)	57,629
3,455	Genomic Health, Inc.(b)	102,994
25,913	Geron Corp.(b)(c)	47,939
1,298	Glaukos Corp.(b)	43,353
10,406	Halozyme Therapeutics, Inc.(b)	89,804
3,719	HealthEquity, Inc.(b)	123,582
549	HealthStream, Inc.(b)	14,807
7,967	ImmunoGen, Inc.(b)(c)	14,500
1,505	INC Research Holdings, Inc., Class A(b)	68,778
2,216	Inogen, Inc.(b)	118,933
6,615	Inovio Pharmaceuticals, Inc.(b)(c)	42,799
10	Insulet Corp.(b)	371
1,081	Intra-Cellular Therapies, Inc.(b)	13,404
1,983	iRadimed Corp.(b)	18,739
3,849	Ironwood Pharmaceuticals, Inc., Class A(b)	49,152
18,952	Keryx Biopharmaceuticals, Inc.(b)(c)	85,473
7,810	Lexicon Pharmaceuticals, Inc.(b)(c)	115,822
1,335	Ligand Pharmaceuticals, Inc.(b)	127,800
1,056	Masimo Corp.(b)	58,080
11,582	MediciNova, Inc.(b)(c)	78,642
3,748	Medidata Solutions, Inc.(b)	179,867

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
28,849	MiMedx Group, Inc.(b)(c)	$257,045
1,981	Myriad Genetics, Inc.(b)	39,045
2,494	Neogen Corp.(b)	131,409
7,811	NeoGenomics, Inc.(b)	62,957
531	Nevro Corp.(b)	48,810
12,640	Novavax, Inc.(b)(c)	19,213
2,134	Novocure Ltd.(b)	12,911
1,770	NuVasive, Inc.(b)	105,722
3,739	Ocular Therapeutix, Inc.(b)(c)	21,163
3,250	Omnicell, Inc.(b)	106,031
11,880	Pacific Biosciences of California, Inc.(b)	100,980
1,581	Paratek Pharmaceuticals, Inc.(b)	16,917
2,766	PAREXEL International Corp.(b)	161,147
3,778	PRA Health Sciences, Inc.(b)	201,065
1,851	Prothena Corp. PLC (Ireland)(b)	88,515
658	Providence Service Corp. (The)(b)	26,626
1,284	Radius Health, Inc.(b)(c)	55,109
6,166	RadNet, Inc.(b)	42,854
9,283	Repligen Corp.(b)	265,215
3,451	Spectranetics Corp. (The)(b)	74,887
1,490	STAAR Surgical Co.(b)	12,590
17,543	Sucampo Pharmaceuticals, Inc., Class A(b)	199,990
11,844	Supernus Pharmaceuticals, Inc.(b)	234,511
3,718	T2 Biosystems, Inc.(b)(c)	23,498
4,729	Tandem Diabetes Care, Inc.(b)	28,610
1,670	Team Health Holdings, Inc.(b)	71,559
6,747	Teligent, Inc.(b)	43,923
422	U.S. Physical Therapy, Inc.	24,012
8,426	Vanda Pharmaceuticals, Inc.(b)	125,126
3,155	Vascular Solutions, Inc.(b)	143,868
8,151	Zeltiq Aesthetics, Inc.(b)(c)	269,798
14,571	ZIOPHARM Oncology, Inc.(b)(c)	82,763

		6,936,736

	Industrials—11.7%
3,526	AAON, Inc.	105,604
4,374	Advanced Drainage Systems, Inc.	83,543
2,182	Advisory Board Co. (The)(b)	86,844
2	Allegiant Travel Co.	276
4,413	Allied Motion Technologies, Inc.	87,289
1,658	American Woodmark Corp.(b)	123,853
454	Apogee Enterprises, Inc.	18,501
260	Argan, Inc.	14,781
371	Astronics Corp.(b)	13,734
220	AZZ, Inc.	11,715
1,656	Barrett Business Services, Inc.	74,238
19,544	Builders FirstSource, Inc.(b)	188,990
1,430	Comfort Systems USA, Inc.	41,256
3,075	Continental Building Products, Inc.(b)	62,884
2,196	Dycom Industries, Inc.(b)	168,938
815	Forward Air Corp.	33,676
215	GP Strategies Corp.(b)	5,558
4,494	Hawaiian Holdings, Inc.(b)	202,342
4,910	Healthcare Services Group, Inc.	181,523
93	Heartland Express, Inc.	1,711
1,849	Insperity, Inc.	139,045
307	John Bean Technologies Corp.	24,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
8,028	Kforce, Inc.	$139,286
1,941	Masonite International Corp.(b)	110,443
4,986	Mistras Group, Inc.(b)	104,407
1,367	On Assignment, Inc.(b)	47,038
2,544	Patrick Industries, Inc.(b)	145,898
18,540	PGT, Inc.(b)	181,692
1,852	Proto Labs, Inc.(b)	82,784
552	RBC Bearings, Inc.(b)	39,385
4,726	TASER International, Inc.(b)	105,768
1,080	Trex Co., Inc.(b)	58,115
9,429	TriNet Group, Inc.(b)	176,982
5,705	Univar, Inc.(b)	126,936
3,235	US Ecology, Inc.	136,679

		3,126,228

	Information Technology—36.9%
1,321	3D Systems Corp.(b)(c)	18,322
16,290	8x8, Inc.(b)	232,133
18,661	A10 Networks, Inc.(b)	142,943
712	Acacia Communications, Inc.(b)	49,619
14,118	Aerohive Networks, Inc.(b)	74,684
5,761	Alarm.com Holdings, Inc.(b)(c)	168,106
17,477	Amber Road, Inc.(b)	166,556
5,452	Angie’s List, Inc.(b)	41,980
1,825	Apigee Corp.(b)	31,664
1,235	AppFolio, Inc., Class A(b)(c)	23,527
2,872	Aspen Technology, Inc.(b)	141,417
3,621	Badger Meter, Inc.	116,415
71	Benefitfocus, Inc.(b)	2,308
1,894	Blackbaud, Inc.	116,292
1,420	Box, Inc., Class A(b)	20,476
23,056	Brightcove, Inc.(b)	257,074
3,258	BroadSoft, Inc.(b)	135,370
4,649	CalAmp Corp.(b)	60,065
1,984	Callidus Software, Inc.(b)	36,208
1,296	Carbonite, Inc.(b)	22,097
754	Cardtronics PLC, Class A(b)	37,700
10,597	Care.com, Inc.(b)	96,221
4,598	Cavium, Inc.(b)	259,557
765	CEVA, Inc.(b)	22,988
971	Cimpress NV (Netherlands)(b)	80,836
2,104	Cirrus Logic, Inc.(b)	113,574
10,878	Clearfield, Inc.(b)(c)	182,207
1,632	CommVault Systems, Inc.(b)	87,312
2,533	comScore, Inc.(b)	72,925
820	Cornerstone OnDemand, Inc.(b)	33,866
605	Cvent, Inc.(b)	18,888
14,924	EarthLink Holdings Corp.	85,365
1,759	Ebix, Inc.(c)	98,504
54	Electronics for Imaging, Inc.(b)	2,297
2,528	Ellie Mae, Inc.(b)	267,690
9,568	Endurance International Group Holdings, Inc.(b)(c)	70,325
4,420	Envestnet, Inc.(b)	156,247
2,085	EPAM Systems, Inc.(b)	134,211
2,194	ExlService Holdings, Inc.(b)	96,602
49,234	Extreme Networks, Inc.(b)	207,275

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,266	Fair Isaac Corp.	$152,781
12,384	Five9, Inc.(b)	177,339
2,908	Fleetmatics Group PLC(b)	174,189
1,920	Forrester Research, Inc.	71,520
6,794	Gigamon, Inc.(b)	375,708
5,003	Globant SA(b)	217,631
6,186	Gogo, Inc.(b)(c)	62,540
4,211	Hackett Group, Inc. (The)	67,881
1,421	Hortonworks, Inc.(b)	10,856
2,618	HubSpot, Inc.(b)	137,314
5,436	Imperva, Inc.(b)	200,588
1,584	inContact, Inc.(b)	22,033
5,161	Interactive Intelligence Group, Inc.(b)	311,982
423	j2 Global, Inc.	30,096
3,039	Jive Software, Inc.(b)	12,004
3,819	Lionbridge Technologies, Inc.(b)	18,446
79	Littelfuse, Inc.	11,021
3,677	LogMeIn, Inc.(c)	349,315
1,619	MACOM Technology Solutions Holdings, Inc.(b)	59,514
1,874	MAXIMUS, Inc.	97,560
9,496	MaxLinear, Inc., Class A(b)	177,670
1,179	Mesa Laboratories, Inc.	148,837
744	Microsemi Corp.(b)	31,345
1,152	MINDBODY, Inc., Class A(b)(c)	23,846
9,079	Mitek Systems, Inc.(b)	61,283
1,599	Monolithic Power Systems, Inc.	126,017
538	New Relic, Inc.(b)	19,610
684	NIC, Inc.	15,698
2,710	Nimble Storage, Inc.(b)	20,677
3,428	Paycom Software, Inc.(b)	177,330
739	Paylocity Holding Corp.(b)	32,139
6,383	Pegasystems, Inc.	197,235
2,219	Plantronics, Inc.	114,745
4,919	PROS Holdings, Inc.(b)	107,825
681	Q2 Holdings, Inc.(b)	19,136
18,574	Quotient Technology, Inc.(b)	196,884
1,475	Rapid7, Inc.(b)(c)	21,137
7,133	RealPage, Inc.(b)	194,018
978	RingCentral, Inc., Class A(b)	20,245
7,759	Sapiens International Corp. NV (Israel)	105,600
2,410	SPS Commerce, Inc.(b)	150,336
831	Stamps.com, Inc.(b)(c)	81,064
3,180	Synchronoss Technologies, Inc.(b)	116,738
3,172	Ubiquiti Networks, Inc.(b)	166,308
3,411	Universal Display Corp.(b)	176,349
5,090	Varonis Systems, Inc.(b)	145,320
25,858	VirnetX Holding Corp.(b)(c)	78,867
6,248	Web.com Group, Inc.(b)	100,593
2,649	WebMD Health Corp.(b)	130,145
1,350	Workiva, Inc., Class A(b)	22,343
2,045	Xactly Corp.(b)	26,381
5,105	XO Group, Inc.(b)	93,932
593	Zendesk, Inc.(b)	15,590
43,668	Zix Corp.(b)	177,729

		9,835,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Russell 2000 Pure Growth Portfolio (PXSG) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—2.9%
1,644	AEP Industries, Inc.	$180,100
1,638	Balchem Corp.	124,324
1,373	Chase Corp.	93,845
73	Deltic Timber Corp.	4,101
1,020	Multi Packaging Solutions International Ltd.(b)	13,780
557	PolyOne Corp.	16,281
11,107	Real Industry, Inc.(b)	59,422
10,125	Summit Materials, Inc., Class A(b)	189,743
1,011	US Concrete, Inc.(b)	50,449
753	Worthington Industries, Inc.	35,391

		767,436

	Real Estate—2.1%
701	Altisource Portfolio Solutions SA(b)	18,051
2,109	CoreSite Realty Corp. REIT	155,517
3,817	DuPont Fabros Technology, Inc. REIT	155,772
2,584	HFF, Inc., Class A	68,812
2,993	Marcus & Millichap, Inc.(b)	70,126
472	Potlatch Corp. REIT	18,125
430	PS Business Parks, Inc. REIT	47,210
171	Ryman Hospitality Properties, Inc. REIT	8,622
443	Universal Health Realty Income Trust REIT	26,004

		568,239

	Telecommunication Services—0.3%
5,490	General Communication, Inc., Class A(b)	86,962

	Total Common Stocks and Other Equity Interests (Cost $26,519,991)	26,641,906

	Money Market Fund—0.2%
65,437	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $65,437)	65,437

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,585,428)—100.2%	26,707,343

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—10.4%
2,769,956	Invesco Government & Agency Portfolio— Institutional Class, 0.29%(d)(e) (Cost $2,769,956)	2,769,956

	Total Investments (Cost $29,355,384)—110.6%	29,477,299
	Other assets less liabilities—(10.6)%	(2,834,140)

	Net Assets—100.0%	$26,643,159

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	38.5
Energy	15.9
Industrials	8.6
Real Estate	8.6
Information Technology	7.7
Consumer Discretionary	7.6
Materials	5.1
Utilities	3.9
Health Care	2.5
Telecommunication Services	1.4
Consumer Staples	0.2
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.6%
772	Abercrombie & Fitch Co., Class A	$11,279
34,204	Apollo Education Group, Inc., Class A(b)	300,653
10,637	Barnes & Noble, Inc.	109,561
48,557	Beazer Homes USA, Inc.(b)	496,738
33,680	Big 5 Sporting Goods Corp.	522,040
46,606	Bridgepoint Education, Inc.(b)	315,057
42,875	Career Education Corp.(b)	308,271
2,966	Cooper Tire & Rubber Co.	109,001
13,798	Del Taco Restaurants, Inc.(b)	185,031
1,054	Delta Apparel, Inc.(b)	17,391
16,847	DeVry Education Group, Inc.	382,427
8,191	Entercom Communications Corp., Class A	108,121
1,493	FTD Cos., Inc.(b)	30,039
26,497	Green Brick Partners, Inc.(b)	202,702
15,386	Guess?, Inc.	207,711
911	Haverty Furniture Cos., Inc.	16,170
6,796	International Speedway Corp., Class A	223,588
3,061	Monarch Casino & Resort, Inc.(b)	72,393
2,240	National CineMedia, Inc.	31,069
75,304	Office Depot, Inc.	237,208
2,712	Performance Sports Group Ltd.(b)(c)	2,359
5,509	Perry Ellis International, Inc.(b)	102,412
18,455	Regis Corp.(b)	234,009
1,783	Scholastic Corp.	68,200
18,049	Speedway Motorsports, Inc.	339,502
9,094	Stage Stores, Inc.(c)	46,289
2,811	Tuesday Morning Corp.(b)	13,914

		4,693,135

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples—0.2%
1,994	Universal Corp.	$108,075
426	Weis Markets, Inc.	23,698

		131,773

	Energy—15.9%
45,514	Alon USA Energy, Inc.	366,843
36,546	Archrock, Inc.	423,934
4,754	Ardmore Shipping Corp. (Ireland)	27,811
46,913	Bill Barrett Corp.(b)(c)	243,479
5,932	Bristow Group, Inc.	59,379
22,784	CARBO Ceramics, Inc.(c)	138,982
10,144	Clayton Williams Energy, Inc.(b)	885,673
50,985	Clean Energy Fuels Corp.(b)(c)	209,548
38,389	Cobalt International Energy, Inc.(b)	36,243
27,440	Contango Oil & Gas Co.(b)	214,855
39,309	Dawson Geophysical Co.(b)	257,474
18,471	Delek US Holdings, Inc.	312,160
77,094	Denbury Resources, Inc.(b)(c)	184,255
72,110	DHT Holdings, Inc.	293,488
20,377	Eclipse Resources Corp.(b)	55,833
9,279	Era Group, Inc.(b)	70,056
62,014	EXCO Resources, Inc.(b)(c)	66,975
11,798	Exterran Corp.(b)	186,526
6,845	Fairmount Santrol Holdings, Inc.(b)	58,799
7,573	Forum Energy Technologies, Inc.(b)	136,314
34,312	Frontline Ltd. (Norway)(c)	246,017
10,517	Gener8 Maritime, Inc.(b)	44,382
7,291	Geospace Technologies Corp.(b)	134,373
16,300	Golar LNG Ltd. (Bermuda)(c)	356,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
533	Green Plains, Inc.	$13,858
42,593	Helix Energy Solutions Group, Inc.(b)	371,411
30,133	Hornbeck Offshore Services, Inc.(b)(c)	119,628
35,930	Independence Contract Drilling, Inc.(b)	143,001
18,236	Jones Energy, Inc., Class A(b)(c)	74,768
63,776	McDermott International, Inc.(b)	327,809
2,311	Natural Gas Services Group, Inc.(b)	50,149
163,994	Navios Maritime Acquisition Corp.(c)	208,272
54,081	Newpark Resources, Inc.(b)	340,710
7,906	Oil States International, Inc.(b)	231,251
6,742	Overseas Shipholding Group, Inc., Class A	59,060
50,153	Pacific Ethanol, Inc.(b)	373,640
96,805	Parker Drilling Co.(b)	193,610
273	PDC Energy, Inc.(b)	16,743
58,478	Pioneer Energy Services Corp.(b)	207,597
2,606	Ring Energy, Inc.(b)	24,053
57,192	Scorpio Tankers, Inc. (Monaco)	219,045
4,933	SEACOR Holdings, Inc.(b)	243,246
101,253	Seadrill Ltd. (United Kingdom)(b)(c)	215,669
2,984	SemGroup Corp., Class A	96,234
9,376	Ship Finance International Ltd. (Norway)(c)	118,606
24,051	Teekay Corp. (Bermuda)(c)	157,053
44,080	Teekay Tankers Ltd., Class A (Bermuda)	93,890
38,370	Tesco Corp.	262,835
33,496	Tidewater, Inc.(c)	57,948
18,075	Unit Corp.(b)	309,625
64,379	W&T Offshore, Inc.(b)(c)	93,350
2,101	Western Refining, Inc.	60,614
80,420	Willbros Group, Inc.(b)	122,238

		9,816,119

	Financials—38.5%
6,817	1st Source Corp.	235,596
22,300	AG Mortgage Investment Trust, Inc. REIT	346,319
7,135	American Equity Investment Life Holding Co.	127,931
19,608	Apollo Commercial Real Estate Finance, Inc. REIT	331,767
18,199	Ares Commercial Real Estate Corp. REIT	238,771
1,447	Argo Group International Holdings Ltd.	80,453
19,593	Arlington Asset Investment Corp., Class A(c)	279,788
11,685	ARMOUR Residential REIT, Inc. REIT(c)	264,899
3,416	Arrow Financial Corp.	107,946
21,613	Astoria Financial Corp.	316,198
1,458	Baldwin & Lyons, Inc., Class B	35,867
1,961	BancFirst Corp.	140,604
24,652	Bank Mutual Corp.	192,286
5,174	Bank of Marin Bancorp	262,580
15,578	BankFinancial Corp.	195,815
4,938	Banner Corp.	222,901
7,441	Berkshire Hills Bancorp, Inc.	219,882
4,704	Boston Private Financial Holdings, Inc.	61,858
3,032	Calamos Asset Management, Inc., Class A	19,587
6,034	Camden National Corp.	199,243
22,320	Capitol Federal Financial, Inc.	327,434
39,633	Capstead Mortgage Corp. REIT	376,910
3,814	Cathay General Bancorp	114,229
4,151	Central Pacific Financial Corp.	106,390

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,142	City Holding Co.	$216,502
10,056	Clifton Bancorp, Inc.	153,756
2,120	Columbia Banking System, Inc.	70,002
3,098	Community Bank System, Inc.	145,947
5,877	Community Trust Bancorp, Inc.	214,804
7,669	CVB Financial Corp.	128,686
47,790	CYS Investments, Inc. REIT	411,950
19,431	Dime Community Bancshares, Inc.	314,782
44,507	Dynex Capital, Inc. REIT	305,763
5,771	EMC Insurance Group, Inc.	140,524
2,452	Enterprise Financial Services Corp.	81,161
16	Equity Bancshares, Inc., Class A(b)	416
4,415	EverBank Financial Corp.	85,254
25,951	EZCORP, Inc., Class A(b)	253,022
21,289	F.N.B. Corp.	278,247
4,571	FBL Financial Group, Inc., Class A	289,344
7,171	Federal Agricultural Mortgage Corp., Class C	292,792
3,976	Fidelity & Guaranty Life(c)	87,870
13,794	Fidelity Southern Corp.	251,465
10,779	Financial Institutions, Inc.	289,416
11,090	First Bancorp/Southern Pines NC	219,249
341	First Citizens BancShares, Inc., Class A	99,231
1,671	First Community Bancshares, Inc.	37,848
6,779	First Defiance Financial Corp.	267,635
9,041	First Financial Bancorp	194,381
5,250	First Financial Corp.	210,525
11,347	First Financial Northwest, Inc.	180,417
2,407	First Internet Bancorp	63,184
5,102	First Interstate BancSystem, Inc., Class A	162,754
6,558	First Merchants Corp.	184,608
1,621	First Midwest Bancorp, Inc.	31,302
2,169	First NBC Bank Holding Co.(b)	11,713
410	First of Long Island Corp. (The)	13,099
16,308	Flagstar Bancorp, Inc.(b)	447,328
16,916	Flushing Financial Corp.	362,341
22,690	Fulton Financial Corp.	338,081
1,516	German American Bancorp, Inc.	59,018
1,421	Glacier Bancorp, Inc.	40,157
7,200	Great Southern Bancorp, Inc.	297,720
12,853	Greenlight Capital Re Ltd., Class A(b)	255,775
6,401	Guaranty Bancorp	121,619
3,814	Hancock Holding Co.	127,960
9,335	Hanmi Financial Corp.	233,375
2,091	Heartland Financial USA, Inc.	78,308
14,031	Heritage Financial Corp.	258,170
5,555	Heritage Insurance Holdings, Inc.	65,493
3,495	Hilltop Holdings, Inc.(b)	86,326
2,762	HomeStreet, Inc.(b)	76,093
1,381	Hope Bancorp, Inc.	22,289
717	IBERIABANK Corp.	47,071
17,626	Independent Bank Corp./MI	296,117
7,498	International Bancshares Corp.	231,313
5,877	INTL FCStone, Inc.(b)	210,984
22,523	Invesco Mortgage Capital, Inc. REIT(d)	336,268
2,951	James River Group Holdings Ltd.	111,076
7,067	Lake Sunapee Bank Group	128,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
11,005	Lakeland Bancorp, Inc.	$155,721
9,976	MainSource Financial Group, Inc.	249,001
27,797	Manning & Napier, Inc., Class A	191,799
4,151	Mercantile Bank Corp.	114,236
98	Meta Financial Group, Inc.	7,178
54,746	MGIC Investment Corp.(b)	446,727
19,658	Mtge Investment Corp. REIT	335,169
684	National Western Life Group, Inc., Class A	147,334
333	Navigators Group, Inc. (The)	31,036
11,978	NBT Bancorp, Inc.	403,778
4,120	Nelnet, Inc., Class A	161,422
13,791	New Residential Investment Corp. REIT	192,522
13,184	Old National Bancorp	193,805
14,756	On Deck Capital, Inc.(b)(c)	72,157
11,532	OneBeacon Insurance Group Ltd., Class A	158,450
8,475	Oppenheimer Holdings, Inc., Class A	118,650
450	Park National Corp.	43,619
10,420	Peapack-Gladstone Financial Corp.	220,383
17,054	PennyMac Financial Services, Inc., Class A(b)	291,623
4,406	Peoples Bancorp, Inc.	109,137
22,334	PHH Corp.(b)	324,290
4,869	Prosperity Bancshares, Inc.	270,083
6,530	Radian Group, Inc.	88,743
1,585	Redwood Trust, Inc. REIT	22,285
11,435	Republic Bancorp, Inc., Class A	361,803
3,578	Resource Capital Corp. REIT	44,331
7,150	S&T Bancorp, Inc.	224,439
276	Safety Insurance Group, Inc.	18,685
5,878	Sandy Spring Bancorp, Inc.	186,333
3,632	Selective Insurance Group, Inc.	134,202
12,888	Sierra Bancorp	230,180
13,457	Southwest Bancorp, Inc.	250,973
6,604	Stewart Information Services Corp.	296,850
7,286	Territorial Bancorp, Inc.	207,797
4,479	TowneBank	111,079
8,755	TriCo Bancshares	230,432
15,869	TrustCo Bank Corp. NY	111,083
7,704	Trustmark Corp.	213,247
5,580	Umpqua Holdings Corp.	85,262
7,547	Union Bankshares Corp.	210,788
5,704	United Bankshares, Inc.	215,041
1,784	United Community Banks, Inc.	38,481
8,985	Univest Corp. of Pennsylvania	213,394
13,773	Washington Federal, Inc.	375,314
1,585	Washington Trust Bancorp, Inc.	72,752
1,041	Webster Financial Corp.	42,056
8,922	WesBanco, Inc.	293,623
34,134	Western Asset Mortgage Capital Corp. REIT	345,777
1,721	Wintrust Financial Corp.	92,848

		23,680,464

	Health Care—2.5%
12,653	AngioDynamics, Inc.(b)	201,689
28,071	Chimerix, Inc.(b)	113,687
23,377	Community Health Systems, Inc.(b)(c)	123,431
6,738	Enanta Pharmaceuticals, Inc.(b)	158,478
3,297	Halyard Health, Inc.(b)	106,658

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
15,953	Invacare Corp.	$145,970
32,883	Kindred Healthcare, Inc.	323,898
828	PharMerica Corp.(b)	19,706
30,745	Tetraphase Pharmaceuticals, Inc.(b)	107,607
31,297	Zogenix, Inc.(b)(c)	255,071

		1,556,195

	Industrials—8.6%
10,113	AAR Corp.	325,335
3,276	Acacia Research Corp.	19,165
5,716	ACCO Brands Corp.(b)	63,448
61,957	ARC Document Solutions, Inc.(b)	212,512
1,923	ArcBest Corp.	38,268
837	Atlas Air Worldwide Holdings, Inc.(b)	35,028
89	Barnes Group, Inc.	3,546
1,296	CBIZ, Inc.(b)	14,321
2,083	Celadon Group, Inc.	13,539
21,055	Columbus McKinnon Corp.	410,362
20,852	Costamare, Inc. (Greece)(c)	135,538
1,740	Covenant Transportation Group, Inc., Class A(b)	27,823
4,813	DigitalGlobe, Inc.(b)	120,806
7,122	Dynamic Materials Corp.	77,274
15,556	Engility Holdings, Inc.(b)	446,924
4,032	Ennis, Inc.	59,069
495	Esterline Technologies Corp.(b)	36,358
1,436	GATX Corp.(c)	62,854
25,518	Hardinge, Inc.	247,525
6,967	Harsco Corp.	67,928
20,937	Joy Global, Inc.	582,677
5,034	Kennametal, Inc.	142,512
50,882	Kratos Defense & Security Solutions, Inc.(b)	285,957
63,971	Manitowoc Co., Inc. (The)	258,443
14,303	MRC Global, Inc.(b)	210,826
7,558	Powell Industries, Inc.	267,478
2,759	Saia, Inc.(b)	98,358
8,261	SPX FLOW, Inc.(b)	207,268
29,035	Sunrun, Inc.(b)(c)	151,272
29,247	Titan International, Inc.	298,027
16,886	Titan Machinery, Inc.(b)	156,871
9,391	TriMas Corp.(b)	168,568
4,824	Triton International Ltd. (Bermuda)	58,226

		5,304,106

	Information Technology—7.7%
1,009	Actua Corp.(b)	11,755
2,508	Alpha & Omega Semiconductor Ltd.(b)	52,994
19,088	AVX Corp.	267,614
40,764	Bankrate, Inc.(b)	317,959
12,327	Black Box Corp.	141,760
8,079	Cohu, Inc.	90,404
4,617	Comtech Telecommunications Corp.	48,017
10,714	Electro Scientific Industries, Inc.(b)	55,499
13,188	Glu Mobile, Inc.(b)(c)	26,112
15,065	Kopin Corp.(b)	31,486
49,467	Liquidity Services, Inc.(b)	437,783
7,075	ManTech International Corp., Class A	274,722
75,409	Marchex, Inc., Class B(b)	190,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,327	Maxwell Technologies, Inc.(b)	$6,423
4,389	MoneyGram International, Inc.(b)	30,767
135,779	Monster Worldwide, Inc.(b)	463,006
14,275	NCI, Inc., Class A	167,731
24,323	Photronics, Inc.(b)	235,933
17,002	QAD, Inc., Class A	408,898
54,691	RetailMeNot, Inc.(b)	494,954
3,926	Rofin-Sinar Technologies, Inc.(b)	127,791
9,177	Sanmina Corp.(b)	253,744
4,048	TTM Technologies, Inc.(b)	53,231
21,881	Veeco Instruments, Inc.(b)	474,818
10,759	Viavi Solutions, Inc.(b)	76,604

		4,740,036

	Materials—5.1%
26,833	AgroFresh Solutions, Inc.(b)	126,115
26,670	AK Steel Holding Corp.(b)(c)	138,684
12,445	Allegheny Technologies, Inc.(c)	169,750
9,202	Ampco-Pittsburgh Corp.	99,382
7,003	Carpenter Technology Corp.	221,365
16,672	Commercial Metals Co.	261,917
42,263	Ferroglobal PLC	390,933
910	Greif, Inc., Class A	42,643
12,668	Haynes International, Inc.	407,530
3,370	Hecla Mining Co.	20,186
3,389	LSB Industries, Inc.(b)(c)	17,928
14,719	Materion Corp.	445,986
2,514	Olympic Steel, Inc.	58,048
6,879	Stillwater Mining Co.(b)	91,628
40,554	SunCoke Energy, Inc.	414,056
69,955	TerraVia Holdings, Inc.(b)(c)	164,394
8,034	TimkenSteel Corp.(b)	82,348

		3,152,893

	Real Estate—8.6%
3,965	Agree Realty Corp. REIT	191,708
11,104	Ashford Hospitality Prime, Inc. REIT	143,908
76,426	Ashford Hospitality Trust, Inc. REIT	444,035
15,386	Bluerock Residential Growth REIT, Inc., Class A REIT	190,786
19,994	CatchMark Timber Trust, Inc., Class A REIT	210,737
9,279	Cedar Realty Trust, Inc. REIT	62,819
6,420	Colony Starwood Homes REIT	186,244
28,400	Cousins Properties, Inc. REIT	220,668
28,723	First Potomac Realty Trust REIT	256,209
937	Getty Realty Corp. REIT	21,298
7,168	Gladstone Commercial Corp. REIT	127,949
5,773	Global NET Lease, Inc. REIT(c)	42,778
6,380	Government Properties Income Trust REIT(c)	122,113
48,533	Independence Realty Trust, Inc. REIT	404,280
13,220	InfraREIT, Inc. REIT	219,716
19,186	Investors Real Estate Trust REIT	116,459
2,846	Kite Realty Group Trust REIT	70,951
5,227	LaSalle Hotel Properties REIT	124,141
17,540	Lexington Realty Trust REIT	177,856
7,848	Mack-Cali Realty Corp. REIT	201,537
1,270	New York REIT, Inc. REIT	11,963

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
5,673	NorthStar Realty Europe Corp. REIT	$56,106
3,549	Parkway, Inc. REIT(b)	63,953
101,730	RAIT Financial Trust REIT	310,276
12,577	Ramco-Gershenson Properties Trust REIT	218,085
4,858	RE/MAX Holdings, Inc., Class A	211,080
2,453	Select Income REIT	60,687
5,934	Silver Bay Realty Trust Corp. REIT	99,395
7,921	Summit Hotel Properties, Inc. REIT	102,894
29,905	Sunstone Hotel Investors, Inc. REIT	375,607
833	Tejon Ranch Co.(b)	18,609
13,088	Tier REIT, Inc. REIT	193,048

		5,257,895

	Telecommunication Services—1.4%
45,144	Iridium Communications, Inc.(b)(c)	367,924
26,440	Leap Wireless Corp.(b)	66,629
59,525	NII Holdings, Inc.(b)	145,836
16,409	Spok Holdings, Inc.	296,182

		876,571

	Utilities—3.9%
731	ALLETE, Inc.	44,803
72,315	Atlantic Power Corp.	166,324
7,555	Avista Corp.	312,777
5,430	Consolidated Water Co. Ltd. (Cayman Islands)	60,816
20,806	Dynegy, Inc.(b)	221,584
1,161	Northwest Natural Gas Co.	68,267
1,605	NorthWestern Corp.	92,368
569	NRG Yield, Inc., Class C	8,763
2,472	Otter Tail Corp.	88,868
4,346	PNM Resources, Inc.	142,766
597	Portland General Electric Co.	26,053
5,910	South Jersey Industries, Inc.	175,232
4,234	Spire, Inc.	265,895
25,766	Talen Energy Corp.(b)	358,920
34,567	TerraForm Global, Inc., Class A(c)	129,626
11,087	TerraForm Power, Inc., Class A(b)(c)	137,590
26,500	Vivint Solar, Inc.(b)(c)	82,150

		2,382,802

	Total Common Stocks and Other Equity Interests (Cost $61,341,475)	61,591,989

	Money Market Fund—0.1%
66,290	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(e) (Cost $66,290)	66,290

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $61,407,765)—100.1%	61,658,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Russell 2000 Pure Value Portfolio (PXSV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.5%
4,030,820	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(e)(f) (Cost $4,030,820)	$4,030,820

	Total Investments (Cost $65,438,585)—106.6%	65,689,099
	Other assets less liabilities—(6.6)%	(4,089,649)

	Net Assets—100.0%	$61,599,450

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	13.4
Industrials	13.2
Consumer Staples	11.7
Energy	10.8
Health Care	10.5
Consumer Discretionary	10.4
Utilities	8.9
Materials	8.9
Financials	6.0
Real Estate	4.1
Telecommunication Services	2.1
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.4%
59	Adient PLC(b)	$2,685
133	Advance Auto Parts, Inc.	18,631
394	AMC Networks, Inc., Class A(b)	19,278
532	Aramark	19,806
421	AutoNation, Inc.(b)	18,469
26	AutoZone, Inc.(b)	19,296
476	Bed Bath & Beyond, Inc.	19,240
524	Best Buy Co., Inc.	20,389
581	BorgWarner, Inc.	20,823
383	Brinker International, Inc.	18,859
406	Brunswick Corp.	17,661
240	Burlington Stores, Inc.(b)	17,986
383	Cabela’s, Inc.(b)	23,597
35	Cable One, Inc.	20,186
587	CalAtlantic Group, Inc.	18,972
373	CarMax, Inc.(b)	18,628
223	Carter’s, Inc.	19,254
48	Chipotle Mexican Grill, Inc.(b)	17,316
445	Choice Hotels International, Inc.	21,560
525	Cinemark Holdings, Inc.	20,895
3,314	Clear Channel Outdoor Holdings, Inc., Class A	19,055
562	Coach, Inc.	20,170
418	CST Brands, Inc.	20,072
668	D.R. Horton, Inc.	19,258
326	Darden Restaurants, Inc.	21,122
293	Delphi Automotive PLC (United Kingdom)	19,066
332	Dick’s Sporting Goods, Inc.	18,476
344	Dillard’s, Inc., Class A	21,087
760	Discovery Communications, Inc., Class A(b)	19,844

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
280	Dollar General Corp.	$19,345
249	Dollar Tree, Inc.(b)	18,812
131	Domino’s Pizza, Inc.	22,170
399	Dunkin’ Brands Group, Inc.	19,296
177	Expedia, Inc., Class A	22,874
1,413	Extended Stay America, Inc.	20,206
295	Foot Locker, Inc.	19,697
731	GameStop Corp., Class A	17,581
900	Gap, Inc. (The)	24,831
409	Garmin Ltd.	19,779
1,146	Gentex Corp.	19,379
200	Genuine Parts Co.	18,118
629	Goodyear Tire & Rubber Co. (The)	18,260
41	Graham Holdings Co., Class B	19,475
5,729	Groupon, Inc., Class A(b)	22,859
881	H&R Block, Inc.	20,237
781	Hanesbrands, Inc.	20,072
385	Harley—Davidson, Inc.	21,953
241	Harman International Industries, Inc.	19,210
251	Hasbro, Inc.	20,936
870	Hilton Worldwide Holdings, Inc.	19,662
412	Hyatt Hotels Corp., Class A(b)	20,925
811	International Game Technology PLC	23,292
903	Interpublic Group of Cos., Inc. (The)	20,218
2,100	J.C. Penney Co., Inc.(b)	18,039
402	John Wiley & Sons, Inc., Class A	20,743
1,110	Kate Spade & Co.(b)	18,592
470	Kohl’s Corp.	20,562
275	L Brands, Inc.	19,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
169	Lear Corp.	$20,750
415	Leggett & Platt, Inc.	19,040
469	Lennar Corp., Class A	19,553
275	Liberty Broadband Corp., Class C(b)	18,329
1,001	Liberty Interactive Corp. QVC Group, Series A(b)	18,508
604	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	20,047
506	Liberty Ventures, Series A(b)	20,189
982	Lions Gate Entertainment Corp.	19,994
730	Live Nation Entertainment, Inc.(b)	20,199
566	LKQ Corp.(b)	18,270
311	Lululemon Athletica, Inc.(b)	17,805
548	Macy’s, Inc.	19,997
118	Madison Square Garden Co. (The), Class A(b)	19,528
299	Marriott International, Inc., Class A	20,541
639	Mattel, Inc.	20,148
784	MGM Resorts International(b)	20,517
416	Michael Kors Holdings Ltd.(b)	21,124
830	Michaels Cos., Inc. (The)(b)	19,297
99	Mohawk Industries, Inc.(b)	18,246
274	Murphy USA, Inc.(b)	18,846
383	Newell Brands, Inc.	18,392
1,436	News Corp., Class A	17,404
388	Nordstrom, Inc.	20,176
532	Norwegian Cruise Line Holdings Ltd.(b)	20,679
12	NVR, Inc.(b)	18,276
236	Omnicom Group, Inc.	18,838
74	O’Reilly Automotive, Inc.(b)	19,569
104	Panera Bread Co., Class A(b)	19,839
413	Penske Automotive Group, Inc.	18,482
267	Polaris Industries, Inc.	20,455
210	Pool Corp.	19,442
1,008	PulteGroup, Inc.	18,749
189	PVH Corp.	20,219
205	Ralph Lauren Corp., Class A	20,111
928	Regal Entertainment Group, Class A	19,961
311	Ross Stores, Inc.	19,450
270	Royal Caribbean Cruises Ltd.	20,755
712	Sally Beauty Holdings, Inc.(b)	18,469
323	Scripps Networks Interactive, Inc., Class A	20,788
750	Service Corp. International	19,200
589	ServiceMaster Global Holdings, Inc.(b)	21,080
268	Signet Jewelers Ltd.	21,778
4,820	Sirius XM Holdings, Inc.(b)	20,099
371	Six Flags Entertainment Corp.	20,646
905	Skechers U.S.A., Inc., Class A(b)	19,032
2,399	Staples, Inc.	17,753
639	Starz, Class A(b)	20,103
942	TEGNA, Inc.	18,482
269	Tempur Sealy International, Inc.(b)	14,545
234	Thor Industries, Inc.	18,559
280	Tiffany & Co.	20,558
684	Toll Brothers, Inc.(b)	18,769
291	Tractor Supply Co.	18,225
566	Tribune Media Co., Class A	18,452
312	TripAdvisor, Inc., Class A(b)	20,118
312	Tupperware Brands Corp.	18,570

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
82	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	$19,954
512	Under Armour, Inc., Class A(b)(c)	15,923
571	Urban Outfitters, Inc.(b)	19,100
129	Vail Resorts, Inc.	20,568
565	Viacom, Inc., Class B	21,221
505	Vista Outdoor, Inc.(b)	19,528
281	Visteon Corp.	19,841
1,855	Wendy’s Co. (The)	20,108
123	Whirlpool Corp.	18,428
397	Williams-Sonoma, Inc.	18,349
298	Wyndham Worldwide Corp.	19,620
199	Wynn Resorts Ltd.	18,815

		2,457,062

	Consumer Staples—11.7%
3,355	Blue Buffalo Pet Products, Inc.(b)	84,278
1,703	Brown-Forman Corp., Class B	78,628
1,353	Bunge Ltd.	83,900
1,470	Campbell Soup Co.	79,880
694	Casey’s General Stores, Inc.	78,415
1,675	Church & Dwight Co., Inc.	80,836
638	Clorox Co. (The)	76,573
1,854	ConAgra Foods, Inc.	89,326
855	Coty, Inc., Class A	19,656
886	Dr Pepper Snapple Group, Inc.	77,782
1,041	Edgewell Personal Care Co.(b)	78,491
1,716	Energizer Holdings, Inc.	79,811
5,307	Flowers Foods, Inc.	82,365
2,316	Hain Celestial Group, Inc. (The)(b)	84,233
1,312	Herbalife Ltd.(b)(c)	79,612
849	Hershey Co. (The)	86,989
2,100	Hormel Foods Corp.	80,850
618	Ingredion, Inc.	81,063
600	JM Smucker Co. (The)	78,786
1,037	Kellogg Co.	77,910
823	McCormick & Co., Inc.	78,901
1,045	Mead Johnson Nutrition Co.	78,135
747	Molson Coors Brewing Co., Class B	77,546
1,263	Nu Skin Enterprises, Inc., Class A	77,864
3,841	Pilgrim’s Pride Corp.	83,887
1,619	Pinnacle Foods, Inc.	83,249
1,019	Post Holdings, Inc.(b)	77,678
9,957	Rite Aid Corp.(b)	66,811
592	Spectrum Brands Holdings, Inc.	80,062
3,982	Sprouts Farmers Market, Inc.(b)	88,201
938	TreeHouse Foods, Inc.(b)	82,056
1,061	Tyson Foods, Inc., Class A	75,172
3,430	US Foods Holding Corp.(b)	77,518
1,464	WhiteWave Foods Co. (The)(b)	79,773
2,822	Whole Foods Market, Inc.	79,834

		2,746,071

	Energy—10.8%
1,868	Antero Resources Corp.(b)	49,446
1,024	Baker Hughes, Inc.	56,730
1,971	Cabot Oil & Gas Corp.	41,154
1,136	Cheniere Energy, Inc.(b)	42,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
7,702	Chesapeake Energy Corp.(b)	$42,438
392	Cimarex Energy Co.	50,619
399	Concho Resources, Inc.(b)	50,649
2,625	CONSOL Energy, Inc.	44,494
1,106	Continental Resources, Inc.(b)	54,094
1,281	Devon Energy Corp.	48,537
2,997	Diamond Offshore Drilling, Inc.	49,421
555	Diamondback Energy, Inc.(b)	50,666
934	Dril-Quip, Inc.(b)	44,365
944	Energen Corp.	47,323
6,731	Ensco PLC, Class A	52,636
699	EQT Corp.	46,134
1,792	FMC Technologies, Inc.(b)	57,828
3,979	Frank’s International NV(c)	44,764
1,828	Gulfport Energy Corp.(b)	44,073
841	Helmerich & Payne, Inc.	53,076
1,025	Hess Corp.	49,169
2,015	HollyFrontier Corp.	50,274
8,462	Kosmos Energy Ltd.(b)	44,087
4,407	Laredo Petroleum, Inc.(b)	52,531
3,413	Marathon Oil Corp.	44,983
1,147	Marathon Petroleum Corp.	49,998
1,847	Murphy Oil Corp.	47,782
4,823	Nabors Industries Ltd.	57,394
1,435	National Oilwell Varco, Inc.	46,063
1,215	Newfield Exploration Co.(b)	49,317
8,740	Noble Corp. PLC (United Kingdom)	43,176
1,446	Noble Energy, Inc.	49,844
1,934	Oceaneering International, Inc.	46,029
983	ONEOK, Inc.	47,607
1,582	Parsley Energy, Inc., Class A(b)	52,048
2,605	Patterson-UTI Energy, Inc.	58,560
2,139	PBF Energy, Inc., Class A	46,630
2,702	QEP Resources, Inc.	43,421
1,298	Range Resources Corp.	43,859
1,919	Rice Energy, Inc.(b)	42,391
3,594	Rowan Cos. PLC, Class A	47,692
3,147	RPC, Inc.(b)	54,349
1,470	SM Energy Co.	49,436
3,654	Southwestern Energy Co.(b)	37,965
3,434	Superior Energy Services, Inc.	48,625
1,022	Targa Resources Corp.	44,866
579	Tesoro Corp.	49,198
5,094	Transocean Ltd.(b)	48,953
9,435	Weatherford International PLC(b)	45,477
6,792	Whiting Petroleum Corp.(b)	55,966
1,565	Williams Cos., Inc. (The)	45,698
1,048	World Fuel Services Corp.	42,182
4,151	WPX Energy, Inc.(b)	45,080

		2,551,924

	Financials—6.0%
93	Affiliated Managers Group, Inc.(b)	12,337
666	Agnc Investment Corp. REIT	13,360
25	Alleghany Corp.(b)	12,905
325	Allied World Assurance Co. Holdings AG	13,969
688	Ally Financial, Inc.	12,432

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
178	American Financial Group, Inc.	$13,261
109	American National Insurance Co.	12,770
134	Ameriprise Financial, Inc.	11,844
504	AmTrust Financial Services, Inc.	13,301
1,210	Annaly Capital Management, Inc. REIT	12,536
164	Arch Capital Group Ltd. (Bermuda)(b)	12,787
259	Arthur J. Gallagher & Co.	12,492
492	Artisan Partners Asset Management, Inc., Class A	12,792
285	Aspen Insurance Holdings Ltd. (Bermuda)	13,751
682	Associated Banc-Corp.	13,845
145	Assurant, Inc.	11,675
496	Assured Guaranty Ltd.	14,825
240	Axis Capital Holdings Ltd.	13,673
183	Bank of Hawaii Corp.	13,752
438	BankUnited, Inc.	12,763
196	BOK Financial Corp.	13,920
351	Brown & Brown, Inc.	12,938
197	CBOE Holdings, Inc.	12,452
791	Chimera Investment Corp. REIT	12,395
175	Cincinnati Financial Corp.	12,387
371	CIT Group, Inc.	13,478
542	Citizens Financial Group, Inc.	14,276
398	CNA Financial Corp.	14,555
284	Comerica, Inc.	14,794
271	Commerce Bancshares, Inc.	13,501
68	Credit Acceptance Corp.(b)	12,519
190	Cullen/Frost Bankers, Inc.	14,438
520	Donnelley Financial Solutions, Inc.(b)	11,154
469	E*TRADE Financial Corp.(b)	13,207
365	East West Bancorp, Inc.	14,421
341	Eaton Vance Corp.	11,955
201	Endurance Specialty Holdings Ltd.	18,482
129	Erie Indemnity Co., Class A	13,208
69	Everest Re Group Ltd.	14,043
80	FactSet Research Systems, Inc.	12,378
442	Federated Investors, Inc., Class B	11,934
636	Fifth Third Bancorp	13,839
330	First American Financial Corp.	12,890
491	First Hawaiian, Inc.(b)	13,394
881	First Horizon National Corp.	13,576
170	First Republic Bank	12,653
354	FNF Group	12,712
175	Hanover Insurance Group, Inc. (The)	13,333
308	Hartford Financial Services Group, Inc. (The)	13,586
1,352	Huntington Bancshares, Inc.	14,331
372	Interactive Brokers Group, Inc., Class A	12,347
429	Invesco Ltd.(d)	12,051
1,084	KeyCorp	15,306
366	Lazard Ltd., Class A	13,344
395	Legg Mason, Inc.	11,344
702	Leucadia National Corp.	13,106
286	Lincoln National Corp.	14,040
326	Loews Corp.	14,028
455	LPL Financial Holdings, Inc.	14,087
114	M&T Bank Corp.	13,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
15	Markel Corp.(b)	$13,161
77	MarketAxess Holdings, Inc.	11,609
239	Mercury General Corp.	13,018
1,752	MFA Financial, Inc. REIT	12,807
120	Moody’s Corp.	12,062
167	Morningstar, Inc.	11,795
154	MSCI, Inc.	12,349
192	Nasdaq, Inc.	12,282
909	Navient Corp.	11,617
908	New York Community Bancorp, Inc.	13,039
195	Northern Trust Corp.	14,122
1,040	NorthStar Asset Management Group, Inc.	14,248
738	Old Republic International Corp.	12,443
423	OneMain Holdings, Inc.(b)	11,988
310	PacWest Bancorp	13,451
841	People’s United Financial, Inc.	13,658
344	Popular, Inc.	12,487
261	Principal Financial Group, Inc.	14,251
253	ProAssurance Corp.	13,485
419	Progressive Corp. (The)	13,203
231	Raymond James Financial, Inc.	13,888
1,356	Regions Financial Corp.	14,523
122	Reinsurance Group of America, Inc.	13,159
109	RenaissanceRe Holdings Ltd. (Bermuda)	13,548
1,099	Santander Consumer USA Holdings, Inc.(b)	13,408
286	SEI Investments Co.	12,678
114	Signature Bank(b)	13,744
1,770	SLM Corp.(b)	12,479
570	Starwood Property Trust, Inc. REIT	12,677
304	SunTrust Banks, Inc.	13,750
123	SVB Financial Group(b)	15,039
474	Synchrony Financial	13,552
413	Synovus Financial Corp.	13,658
201	T. Rowe Price Group, Inc.	12,866
926	TCF Financial Corp.	13,242
404	TD Ameritrade Holding Corp.	13,821
735	TFS Financial Corp.	13,098
207	Torchmark Corp.	13,126
1,485	Two Harbors Investment Corp. REIT	12,370
378	Unum Group	13,381
264	Validus Holdings Ltd.	13,490
464	Voya Financial, Inc.	14,175
228	W.R. Berkley Corp.	13,019
356	Western Alliance Bancorp(b)	13,300
16	White Mountains Insurance Group Ltd.	13,276
390	XL Group Ltd. (Ireland)	13,533
433	Zions Bancorporation	13,947

		1,417,285

	Health Care—10.5%
297	ABIOMED, Inc.(b)	31,182
797	Acadia Healthcare Co., Inc.(b)	28,660
1,090	ACADIA Pharmaceuticals, Inc.(b)	25,408
822	Agilent Technologies, Inc.	35,815
704	Agios Pharmaceuticals, Inc.(b)	33,679
1,382	Akorn, Inc.(b)	33,099
881	Alere, Inc.(b)	39,363

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
406	Align Technology, Inc.(b)	$34,884
771	Alkermes PLC(b)	38,866
2,937	Allscripts Healthcare Solutions, Inc.(b)	35,273
492	Alnylam Pharmaceuticals, Inc.(b)	17,515
461	AmerisourceBergen Corp.	32,418
587	AmSurg Corp.(b)	35,073
310	athenahealth, Inc.(b)	32,029
396	BioMarin Pharmaceutical, Inc.(b)	31,886
243	Bio-Rad Laboratories, Inc., Class A(b)	38,413
351	Bio-Techne Corp.	36,500
2,214	Brookdale Senior Living, Inc.(b)	31,948
1,696	Bruker Corp.	34,751
168	C.R. Bard, Inc.	36,402
556	Centene Corp.(b)	34,739
618	Cerner Corp.(b)	36,202
457	Charles River Laboratories International, Inc.(b)	34,677
215	Cooper Cos., Inc. (The)	37,849
579	DaVita, Inc.(b)	33,941
645	DENTSPLY Sirona, Inc.	37,133
410	DexCom, Inc.(b)	32,078
317	Edwards Lifesciences Corp.(b)	30,185
1,704	Endo International PLC(b)	31,950
1,771	Envision Healthcare Holdings, Inc.(b)	35,030
234	Henry Schein, Inc.(b)	34,913
627	Hill-Rom Holdings, Inc.	34,742
990	Hologic, Inc.(b)	35,650
339	IDEXX Laboratories, Inc.(b)	36,320
213	Illumina, Inc.(b)	28,998
431	Incyte Corp.(b)	37,484
2,093	Inovalon Holdings, Inc., Class A(b)	28,465
223	Intercept Pharmaceuticals, Inc.(b)	27,594
1,398	Intrexon Corp.(b)	36,488
54	Intuitive Surgical, Inc.(b)	36,292
1,045	Ionis Pharmaceuticals, Inc.(b)	27,149
1,149	Juno Therapeutics, Inc.(b)(c)	27,909
279	Laboratory Corp. of America Holdings(b)	34,970
657	LifePoint Health, Inc.(b)	39,321
539	Mallinckrodt PLC(b)	31,941
590	MEDNAX, Inc.(b)	36,138
67	Mettler-Toledo International, Inc.(b)	27,073
719	Neurocrine Biosciences, Inc.(b)	31,471
3,430	OPKO Health, Inc.(b)(c)	32,311
1,289	Patheon NV(b)	32,728
836	Patterson Cos., Inc.	35,706
685	PerkinElmer, Inc.	34,860
397	Perrigo Co. PLC	33,026
1,196	Premier, Inc., Class A(b)	38,081
1,415	QIAGEN NV(b)	34,498
452	Quest Diagnostics, Inc.	36,811
482	Quintiles IMS Holdings, Inc.(b)	34,579
595	ResMed, Inc.	35,563
679	Seattle Genetics, Inc.(b)	35,104
480	St. Jude Medical, Inc.	37,363
228	Teleflex, Inc.	32,634
1,771	Tenet Healthcare Corp.(b)	34,906
315	United Therapeutics Corp.(b)	37,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
315	Universal Health Services, Inc., Class B	$38,024
388	Varian Medical Systems, Inc.(b)	35,203
572	VCA, Inc.(b)	35,155
927	Veeva Systems, Inc., Class A(b)	36,014
1,362	VWR Corp.(b)	37,469
167	Waters Corp.(b)	23,236
330	WellCare Health Plans, Inc.(b)	37,458
522	West Pharmaceutical Services, Inc.	39,688
300	Zimmer Biomet Holdings, Inc.	31,620
740	Zoetis, Inc.	35,372

		2,475,097

	Industrials—13.2%
540	A.O. Smith Corp.	24,392
177	Acuity Brands, Inc.	39,572
920	AECOM(b)	25,622
568	AGCO Corp.	29,013
966	Air Lease Corp.	29,231
403	Alaska Air Group, Inc.	29,105
386	Allegion PLC	24,642
959	Allison Transmission Holdings, Inc.	28,089
64	AMERCO	20,633
739	American Airlines Group, Inc.	30,003
559	AMETEK, Inc.	24,652
1,600	Arconic, Inc.	45,952
1,130	Armstrong World Industries, Inc.(b)	42,375
561	Avis Budget Group, Inc.(b)	18,154
527	B/E Aerospace, Inc.	31,367
682	BWX Technologies, Inc.	26,748
379	C.H. Robinson Worldwide, Inc.	25,817
261	Carlisle Cos., Inc.	27,366
992	Chicago Bridge & Iron Co. NV	31,764
235	Cintas Corp.	25,067
573	Clean Harbors, Inc.(b)	27,114
915	Colfax Corp.(b)	29,088
309	Copa Holdings SA, Class A (Panama)	28,499
492	Copart, Inc.(b)	25,815
1,747	Covanta Holding Corp.	26,205
428	Crane Co.	29,108
221	Cummins, Inc.	28,248
720	Donaldson Co., Inc.	26,294
383	Dover Corp.	25,619
98	Dun & Bradstreet Corp. (The)	12,235
99	Equifax, Inc.	12,273
517	Expeditors International of Washington, Inc.	26,610
1,147	Fastenal Co.	44,710
581	Flowserve Corp.	24,605
540	Fluor Corp.	28,075
340	Fortune Brands Home & Security, Inc.	18,574
402	Genesee & Wyoming, Inc., Class A(b)	27,312
363	Graco, Inc.	27,189
849	HD Supply Holdings, Inc.(b)	28,017
385	HEICO Corp.	26,011
829	Herc Holdings, Inc.(b)	24,945
483	Hertz Global Holdings, Inc.(b)	16,011
1,061	Hexcel Corp.	48,265
249	Hubbell, Inc.	26,025

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
173	Huntington Ingalls Industries, Inc.	$27,915
289	IDEX Corp.	24,981
695	Ingersoll-Rand PLC	46,767
767	ITT, Inc.	27,014
338	J.B. Hunt Transport Services, Inc.	27,584
524	Jacobs Engineering Group, Inc.(b)	27,028
1,535	JetBlue Airways Corp.(b)	26,832
591	Johnson Controls International PLC	23,829
290	Kansas City Southern	25,450
464	KAR Auction Services, Inc.	19,757
1,850	KBR, Inc.	27,398
449	Kirby Corp.(b)	26,469
174	L-3 Communications Holdings, Inc.	23,828
404	Landstar System, Inc.	28,745
294	Lennox International, Inc.	42,892
429	Lincoln Electric Holdings, Inc.	28,241
782	LSC Communications, Inc.(b)	18,956
320	Macquarie Infrastructure Corp.	26,179
1,630	Manitowoc Foodservice, Inc.(b)	24,629
377	ManpowerGroup, Inc.	28,954
1,330	Masco Corp.	41,070
213	Middleby Corp. (The)(b)	23,879
372	MSC Industrial Direct Co., Inc., Class A	27,082
375	Nielsen Holdings PLC	16,883
269	Nordson Corp.	26,935
397	Old Dominion Freight Line, Inc.(b)	29,648
347	Orbital ATK, Inc.	25,803
498	Oshkosh Corp.	26,643
860	Owens Corning	41,951
464	PACCAR, Inc.	25,483
217	Parker-Hannifin Corp.	26,637
433	Pentair PLC (United Kingdom)	23,871
1,506	Pitney Bowes, Inc.	26,867
990	Quanta Services, Inc.(b)	28,462
463	Regal Beloit Corp.	27,363
524	Republic Services, Inc.	27,578
698	Robert Half International, Inc.	26,119
230	Rockwell Automation, Inc.	27,536
312	Rockwell Collins, Inc.	26,308
924	Rollins, Inc.	28,478
148	Roper Technologies, Inc.	25,650
1,023	RR Donnelley & Sons Co.	18,158
415	Ryder System, Inc.	28,797
176	Snap-on, Inc.	27,122
2,400	SolarCity Corp.(b)(c)	47,040
603	Spirit AeroSystems Holdings, Inc., Class A(b)	30,367
634	Spirit Airlines, Inc.(b)	30,388
218	Stanley Black & Decker, Inc.	24,817
331	Stericycle, Inc.(b)	26,510
1,131	Terex Corp.	27,008
672	Textron, Inc.	26,934
1,370	Timken Co. (The)	45,278
563	Toro Co. (The)	26,956
92	TransDigm Group, Inc.	25,066
394	TransUnion(b)	12,309
1,116	Trinity Industries, Inc.	23,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
528	United Continental Holdings, Inc.(b)	$29,689
363	United Rentals, Inc.(b)	27,465
1,782	USG Corp.(b)	44,871
356	Valmont Industries, Inc.	45,550
327	Verisk Analytics, Inc.(b)	26,667
122	W.W. Grainger, Inc.	25,391
183	WABCO Holdings, Inc.(b)	18,018
340	Wabtec Corp.	26,285
333	Watsco, Inc.	45,718
454	WESCO International, Inc.(b)	24,607
511	Xylem, Inc.	24,697

		3,109,640

	Information Technology—13.4%
580	Akamai Technologies, Inc.(b)	40,293
62	Alliance Data Systems Corp.	12,677
526	Amdocs Ltd.	30,745
473	Amphenol Corp., Class A	31,185
479	Analog Devices, Inc.	30,704
332	ANSYS, Inc.(b)	30,328
354	Arista Networks, Inc.(b)	30,001
1,075	ARRIS International PLC(b)	29,863
482	Arrow Electronics, Inc.(b)	29,460
1,025	Atlassian Corp. PLC, Class A (Australia)(b)	27,531
425	Autodesk, Inc.(b)	30,719
754	Avnet, Inc.	31,630
760	Black Knight Financial Services, Inc., Class A(b)	29,906
843	Booz Allen Hamilton Holding Corp.	25,686
191	Broadridge Financial Solutions, Inc.	12,350
3,330	Brocade Communications Systems, Inc.	35,298
935	CA, Inc.	28,742
1,214	Cadence Design Systems, Inc.(b)	31,054
530	CDK Global, Inc.	28,943
669	CDW Corp.	30,045
358	Citrix Systems, Inc.(b)	30,358
585	Cognex Corp.	30,186
1,940	CommerceHub, Inc., Series C(b)	29,197
1,001	CommScope Holding, Inc.(b)	30,581
586	Computer Sciences Corp.	31,908
330	CoreLogic, Inc.(b)	14,045
121	CoStar Group, Inc.(b)	22,642
1,204	Cree, Inc.(b)	26,849
1,136	CSRA, Inc.	28,502
2,599	Cypress Semiconductor Corp.	25,912
562	Dolby Laboratories, Inc., Class A	26,746
259	DST Systems, Inc.	24,905
735	EchoStar Corp., Class A(b)	34,354
358	Electronic Arts, Inc.(b)	28,110
162	Euronet Worldwide, Inc.(b)	12,887
249	F5 Networks, Inc.(b)	34,414
169	Fidelity National Information Services, Inc.	12,492
2,066	FireEye, Inc.(b)	24,007
996	First Data Corp., Class A(b)	13,934
1,227	First Solar, Inc.(b)	49,681
131	Fiserv, Inc.(b)	12,901
1,213	Fitbit, Inc., Class A(b)(c)	16,084
77	FleetCor Technologies, Inc.(b)	13,498

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
837	FLIR Systems, Inc.	$27,554
846	Fortinet, Inc.(b)	27,123
342	Gartner, Inc.(b)	29,426
1,137	Genpact Ltd.(b)	26,140
173	Global Payments, Inc.	12,546
890	GoDaddy, Inc., Class A(b)	31,853
508	Guidewire Software, Inc.(b)	29,185
333	Harris Corp.	29,707
488	IAC/InterActiveCorp.	31,447
886	Ingram Micro, Inc., Class A	32,959
368	IPG Photonics Corp.(b)	35,700
1,393	Jabil Circuit, Inc.	29,727
152	Jack Henry & Associates, Inc.	12,315
1,270	Juniper Networks, Inc.	33,452
854	Keysight Technologies, Inc.(b)	28,011
436	KLA-Tencor Corp.	32,748
330	Lam Research Corp.	31,964
700	Leidos Holdings, Inc.	29,099
772	Lexmark International, Inc., Class A	30,641
517	Linear Technology Corp.	31,051
159	LinkedIn Corp., Class A(b)	30,146
525	Manhattan Associates, Inc.(b)	26,586
2,333	Marvell Technology Group Ltd. (Bermuda)	30,399
1,726	Match Group, Inc., Class A(b)(c)	31,172
778	Maxim Integrated Products, Inc.	30,832
498	Microchip Technology, Inc.	30,154
1,696	Micron Technology, Inc.(b)	29,103
400	Motorola Solutions, Inc.	29,032
937	National Instruments Corp.	26,320
957	NCR Corp.(b)	33,543
864	NetApp, Inc.	29,324
278	NetSuite, Inc.(b)	25,887
2,104	Nuance Communications, Inc.(b)	29,498
459	NVIDIA Corp.	32,662
2,590	ON Semiconductor Corp.(b)	30,225
201	Palo Alto Networks, Inc.(b)	30,920
1,418	Pandora Media, Inc.(b)	16,066
441	Paychex, Inc.	24,343
689	PTC, Inc.(b)	32,686
559	Qorvo, Inc.(b)	31,108
967	Rackspace Hosting, Inc.(b)	30,886
386	Red Hat, Inc.(b)	29,896
1,108	Sabre Corp.	28,620
386	ServiceNow, Inc.(b)	33,933
413	Skyworks Solutions, Inc.	31,776
520	Splunk, Inc.(b)	31,299
1,118	Square, Inc., Class A(b)(c)	12,522
940	SS&C Technologies Holdings, Inc.	30,014
5,515	SunPower Corp.(b)	39,929
1,214	Symantec Corp.	30,386
512	Synopsys, Inc.(b)	30,367
557	Tableau Software, Inc., Class A(b)	26,764
1,004	Teradata Corp.(b)	27,068
1,442	Teradyne, Inc.	33,584
278	Total System Services, Inc.	13,867
944	Trimble, Inc.(b)	26,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
448	Twilio, Inc., Class A(b)	$15,286
1,287	Twitter, Inc.(b)	23,102
178	Tyler Technologies, Inc.(b)	28,551
146	Ultimate Software Group, Inc. (The)(b)	30,805
234	Vantiv, Inc., Class A(b)	13,656
1,914	VeriFone Systems, Inc.(b)	29,629
388	VeriSign, Inc.(b)	32,600
519	Western Digital Corp.	30,330
650	Western Union Co. (The)	13,045
126	WEX, Inc.(b)	13,747
340	Workday, Inc., Class A(b)	29,471
2,652	Xerox Corp.	25,910
574	Xilinx, Inc.	29,199
733	Yelp, Inc., Class A(b)	23,940
386	Zebra Technologies Corp., Class A(b)	25,414
369	Zillow Group, Inc., Class C(b)	12,310
10,602	Zynga, Inc., Class A(b)	29,792

		3,167,797

	Materials—8.9%
560	Albemarle Corp.	46,788
596	AptarGroup, Inc.	42,578
394	Ashland Global Holdings, Inc.	44,022
342	Avery Dennison Corp.	23,868
1,654	Axalta Coating Systems Ltd.(b)	41,548
582	Ball Corp.	44,855
916	Bemis Co., Inc.	44,628
1,014	Berry Plastics Group, Inc.(b)	44,362
886	Cabot Corp.	46,196
727	Celanese Corp., Series A	53,013
2,024	CF Industries Holdings, Inc.	48,596
639	Compass Minerals International, Inc.	45,912
827	Crown Holdings, Inc.(b)	44,865
1,269	Domtar Corp.	45,621
608	Eagle Materials, Inc.	49,230
707	Eastman Chemical Co.	50,840
958	FMC Corp.	44,921
4,537	Freeport-McMoRan, Inc.	50,724
3,343	Graphic Packaging Holding Co.	41,787
2,983	Huntsman Corp.	50,562
328	International Flavors & Fragrances, Inc.	42,896
975	International Paper Co.	43,904
259	Martin Marietta Materials, Inc.	48,013
1,931	Mosaic Co. (The)	45,436
113	NewMarket Corp.	45,303
1,204	Newmont Mining Corp.	44,596
944	Nucor Corp.	46,114
2,587	Owens-Illinois, Inc.(b)	49,929
574	Packaging Corp. of America	47,355
5,595	Platform Specialty Products Corp.(b)	40,788
643	Reliance Steel & Aluminum Co.	44,226
593	Royal Gold, Inc.	40,810
875	RPM International, Inc.	41,597
558	Scotts Miracle-Gro Co. (The), Class A	49,154
1,001	Sealed Air Corp.	45,676
925	Silgan Holdings, Inc.	47,129
877	Sonoco Products Co.	44,104

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
1,801	Southern Copper Corp. (Peru)	$51,130
1,824	Steel Dynamics, Inc.	50,087
3,526	Tahoe Resources, Inc.	42,524
2,409	United States Steel Corp.(c)	46,590
436	Valspar Corp. (The)	43,426
406	Vulcan Materials Co.	45,959
632	W.R. Grace & Co.	42,319
919	Westlake Chemical Corp.	47,595
973	WestRock Co.	44,943

		2,086,519

	Real Estate—4.1%
117	Alexandria Real Estate Equities, Inc. REIT	12,614
257	American Campus Communities, Inc. REIT	13,392
609	American Homes 4 Rent, Class A REIT	12,856
279	Apartment Investment & Management Co., Class A REIT	12,296
711	Apple Hospitality REIT, Inc. REIT	12,819
72	AvalonBay Communities, Inc. REIT	12,325
95	Boston Properties, Inc. REIT	11,446
838	Brandywine Realty Trust REIT	12,989
462	Brixmor Property Group, Inc. REIT	11,744
152	Camden Property Trust REIT	12,379
459	Care Capital Properties, Inc. REIT	12,196
466	CBRE Group, Inc., Class A(b)	12,004
582	Columbia Property Trust, Inc. REIT	12,269
408	Communications Sales & Leasing, Inc. REIT	11,599
458	Corporate Office Properties Trust REIT	12,224
891	Corrections Corp. of America REIT	12,875
471	CubeSmart REIT	12,279
273	CyrusOne, Inc. REIT	12,179
269	DCT Industrial Trust, Inc. REIT	12,576
745	DDR Corp. REIT	11,391
136	Digital Realty Trust, Inc. REIT	12,706
353	Douglas Emmett, Inc. REIT	12,884
480	Duke Realty Corp. REIT	12,552
617	Empire State Realty Trust, Inc., Class A REIT	12,075
165	EPR Properties REIT	11,999
36	Equinix, Inc. REIT	12,862
429	Equity Commonwealth REIT(b)	12,960
167	Equity LifeStyle Properties, Inc. REIT	12,665
422	Equity One, Inc. REIT	12,027
58	Essex Property Trust, Inc. REIT	12,417
163	Extra Space Storage, Inc. REIT	11,923
83	Federal Realty Investment Trust REIT	12,054
564	Forest City Realty Trust, Inc., Class A REIT	12,177
390	Gaming and Leisure Properties, Inc. REIT	12,804
465	General Growth Properties, Inc. REIT	11,602
340	HCP, Inc. REIT	11,645
397	Healthcare Trust of America, Inc., Class A REIT	12,148
252	Highwoods Properties, Inc. REIT	12,507
447	Hospitality Properties Trust REIT	12,230
837	Host Hotels & Resorts, Inc. REIT	12,957
116	Howard Hughes Corp. (The)(b)	12,740
347	Iron Mountain, Inc. REIT	11,704
115	Jones Lang LaSalle, Inc.	11,138
192	Kilroy Realty Corp. REIT	13,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
443	Kimco Realty Corp. REIT	$11,788
203	Lamar Advertising Co., Class A REIT	12,880
321	Liberty Property Trust REIT	12,978
142	Life Storage, Inc. REIT	11,452
161	Macerich Co. (The) REIT	11,396
137	Mid-America Apartment Communities, Inc. REIT	12,707
254	National Retail Properties, Inc. REIT	11,587
1,031	NorthStar Realty Finance Corp. REIT	14,970
363	OMEGA Healthcare Investors, Inc. REIT	11,554
572	Outfront Media, Inc. REIT	12,304
785	Paramount Group, Inc. REIT	12,207
606	Piedmont Office Realty Trust, Inc., Class A REIT	12,411
194	Post Properties, Inc. REIT	12,763
244	Prologis, Inc. REIT	12,727
492	Rayonier, Inc. REIT	13,195
512	Realogy Holdings Corp.	11,720
193	Realty Income Corp. REIT	11,433
168	Regency Centers Corp. REIT	12,108
782	Retail Properties of America, Inc., Class A REIT	12,176
570	Senior Housing Properties Trust REIT	12,124
119	SL Green Realty Corp. REIT	11,688
974	Spirit Realty Capital, Inc. REIT	11,600
440	STORE Capital Corp. REIT	12,008
163	Sun Communities, Inc. REIT	12,540
332	Tanger Factory Outlet Centers, Inc. REIT	11,554
174	Taubman Centers, Inc. REIT	12,608
359	UDR, Inc. REIT	12,554
183	Ventas, Inc. REIT	12,398
1,276	VEREIT, Inc. REIT	11,994
128	Vornado Realty Trust REIT	11,876
331	Weingarten Realty Investors REIT	11,986
174	Welltower, Inc. REIT	11,924
415	Weyerhaeuser Co. REIT	12,421
198	WP Carey, Inc. REIT	12,027

		958,677

	Telecommunication Services—2.1%
2,388	CenturyLink, Inc.	63,473
15,082	Frontier Communications Corp.	60,630
1,386	Level 3 Communications, Inc.(b)	77,824
273	SBA Communications Corp., Class A(b)	30,925
9,698	Sprint Corp.(b)	59,740
2,402	Telephone & Data Systems, Inc.	62,068
1,796	United States Cellular Corp.(b)	62,950
2,185	Zayo Group Holdings, Inc.(b)	70,313

		487,923

	Utilities—8.9%
5,006	AES Corp. (The)	58,921
1,648	Alliant Energy Corp.	62,706
1,291	Ameren Corp.	64,486
859	American Water Works Co., Inc.	63,600
2,096	Aqua America, Inc.	64,347
862	Atmos Energy Corp.	64,124
1,531	Avangrid, Inc.	60,337
4,853	Calpine Corp.(b)	57,751
2,739	CenterPoint Energy, Inc.	62,449

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
1,512	CMS Energy Corp.	$63,731
840	Consolidated Edison, Inc.	63,462
688	DTE Energy Co.	66,055
881	Edison International	64,736
822	Entergy Corp.	60,565
1,180	Eversource Energy	64,971
1,942	FirstEnergy Corp.	66,591
2,406	Great Plains Energy, Inc.	68,427
2,132	Hawaiian Electric Industries, Inc.	62,894
2,578	MDU Resources Group, Inc.	67,569
1,184	National Fuel Gas Co.	62,018
2,650	NiSource, Inc.	61,639
5,838	NRG Energy, Inc.	62,058
2,015	OGE Energy Corp.	62,546
833	Pinnacle West Capital Corp.	63,416
1,856	PPL Corp.	63,735
1,528	Public Service Enterprise Group, Inc.	64,298
883	SCANA Corp.	64,777
603	Sempra Energy	64,581
1,397	UGI Corp.	64,667
1,276	Vectren Corp.	64,196
1,060	WEC Energy Group, Inc.	63,303
1,156	Westar Energy, Inc.	66,262
1,544	Xcel Energy, Inc.	64,153

		2,099,371

	Total Common Stocks and Other Equity Interests (Cost $24,432,865)	23,557,366

	Money Market Fund—0.3%
63,671	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(e) (Cost $63,671)	63,671

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,496,536)—100.3%	23,621,037

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.3%
316,446	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(e)(f) (Cost $316,446)	316,446

	Total Investments (Cost $24,812,982)—101.6%	23,937,483
	Other assets less liabilities—(1.6)%	(370,419)

	Net Assets—100.0%	$23,567,064

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Russell Midcap Equal Weight Portfolio (EQWM) (continued)

October 31, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	35.6
Health Care	22.1
Consumer Discretionary	20.9
Industrials	9.8
Financials	6.3
Real Estate	2.8
Consumer Staples	2.4
Telecommunication Services	0.1
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—20.9%
14,467	AMC Networks, Inc., Class A(b)	$707,870
853	Cable One, Inc.	491,959
5,526	Carter’s, Inc.	477,115
2,076	Delphi Automotive PLC (United Kingdom)	135,085
5,586	Dollar General Corp.	385,937
9,221	Dollar Tree, Inc.(b)	696,647
4,637	Domino’s Pizza, Inc.	784,766
8,498	Interpublic Group of Cos., Inc. (The)	190,270
9,679	Lululemon Athletica, Inc.(b)	554,123
1,066	Newell Brands, Inc.	51,189
406	NVR, Inc.(b)	618,338
3,084	O’Reilly Automotive, Inc.(b)	815,533
3,617	Panera Bread Co., Class A(b)	689,979
8,616	Pool Corp.	797,669
7,160	Ross Stores, Inc.	447,786
2,945	ServiceMaster Global Holdings, Inc.(b)	105,402
16,336	Tempur Sealy International, Inc.(b)	883,288
7,889	Tractor Supply Co.	494,088
4,344	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,057,069
25,868	Under Armour, Inc., Class A(b)(c)	804,495
3,851	Vail Resorts, Inc.	614,003
10,997	Wyndham Worldwide Corp.	724,043

		12,526,654

	Consumer Staples—2.4%
40,374	Blue Buffalo Pet Products, Inc.(b)	1,014,195
20,763	Sprouts Farmers Market, Inc.(b)	459,900

		1,474,095

	Financials—6.3%
4,394	Eaton Vance Corp.	154,054
4,503	FactSet Research Systems, Inc.	696,704
7,130	MarketAxess Holdings, Inc.	1,074,919
812	Morningstar, Inc.	57,351

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
10,246	MSCI, Inc.	$821,627
49,602	NorthStar Asset Management Group, Inc.	679,547
7,142	SEI Investments Co.	316,605

		3,800,807

	Health Care—22.1%
10,611	ABIOMED, Inc.(b)	1,114,049
6,380	Agios Pharmaceuticals, Inc.(b)	305,219
12,621	Akorn, Inc.(b)	302,273
9,630	Align Technology, Inc.(b)	827,410
5,298	Alkermes PLC(b)	267,072
10,177	AmerisourceBergen Corp.	715,647
8,238	athenahealth, Inc.(b)	851,150
1,955	BioMarin Pharmaceutical, Inc.(b)	157,417
420	C.R. Bard, Inc.	91,006
17,848	Cerner Corp.(b)	1,045,536
5,242	Charles River Laboratories International, Inc.(b)	397,763
6,020	DexCom, Inc.(b)	471,005
7,870	Edwards Lifesciences Corp.(b)	749,381
1,067	Henry Schein, Inc.(b)	159,196
3,524	Hologic, Inc.(b)	126,899
7,318	Illumina, Inc.(b)	996,272
12,776	Incyte Corp.(b)	1,111,129
8,529	Inovalon Holdings, Inc., Class A(b)	115,994
10,078	Intrexon Corp.(b)	263,036
296	Intuitive Surgical, Inc.(b)	198,936
14,270	Ionis Pharmaceuticals, Inc.(b)	370,735
1,409	Mettler-Toledo International, Inc.(b)	569,349
14,077	Seattle Genetics, Inc.(b)	727,781
8,964	Tenet Healthcare Corp.(b)	176,680
675	VCA, Inc.(b)	41,485
23,693	Veeva Systems, Inc., Class A(b)	920,473
2,075	West Pharmaceutical Services, Inc.	157,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Russell Midcap Pure Growth Portfolio (PXMG) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
374	Zoetis, Inc.	$17,877

		13,248,532

	Industrials—9.8%
2,070	Acuity Brands, Inc.	462,790
4,511	B/E Aerospace, Inc.	268,495
3,097	C.H. Robinson Worldwide, Inc.	210,968
4,469	Cintas Corp.	476,708
17,535	Copart, Inc.(b)	920,062
589	Equifax, Inc.	73,018
8,609	HEICO Corp.	581,624
6,172	J.B. Hunt Transport Services, Inc.	503,697
6,805	Middleby Corp. (The)(b)	762,909
6,032	Nordson Corp.	603,984
4,662	Robert Half International, Inc.	174,452
8,623	Toro Co. (The)	412,869
377	Verisk Analytics, Inc.(b)	30,744
2,932	Watsco, Inc.	402,534

		5,884,854

	Information Technology—35.6%
2,905	Alliance Data Systems Corp.	593,985
7,880	Amphenol Corp., Class A	519,528
9,012	Arista Networks, Inc.(b)	763,767
16,405	Atlassian Corp. PLC, Class A (Australia)(b)	440,638
13,558	Black Knight Financial Services, Inc., Class A(b)	533,507
466	Broadridge Financial Solutions, Inc.	30,132
14,412	CDK Global, Inc.	787,039
3,318	Citrix Systems, Inc.(b)	281,366
2,125	CoStar Group, Inc.(b)	397,630
15,097	CSRA, Inc.	378,784
390	DST Systems, Inc.	37,502
6,632	Euronet Worldwide, Inc.(b)	527,576
3,065	F5 Networks, Inc.(b)	423,614
56,295	First Data Corp., Class A(b)	787,567
3,365	Fiserv, Inc.(b)	331,385
1,525	FleetCor Technologies, Inc.(b)	267,333
26,600	Fortinet, Inc.(b)	852,796
4,761	Gartner, Inc.(b)	409,637
11,174	Genpact Ltd.(b)	256,890
11,173	Global Payments, Inc.	810,266
10,097	GoDaddy, Inc., Class A(b)	361,372
3,042	Jack Henry & Associates, Inc.	246,463
4,796	LinkedIn Corp., Class A(b)	909,322
13,094	Manhattan Associates, Inc.(b)	663,080
15,022	Match Group, Inc., Class A(b)(c)	271,297
7,825	Microchip Technology, Inc.	473,804
12,586	NetSuite, Inc.(b)	1,172,008
13,144	NVIDIA Corp.	935,327
5,599	Palo Alto Networks, Inc.(b)	861,294
3,781	Paychex, Inc.	208,711
11,530	Red Hat, Inc.(b)	892,999
13,427	ServiceNow, Inc.(b)	1,180,368
4,973	Splunk, Inc.(b)	299,325
23,910	Square, Inc., Class A(b)	267,792
8,134	Tableau Software, Inc., Class A(b)	390,839
10,949	Total System Services, Inc.	546,136

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
5,762	Tyler Technologies, Inc.(b)	$924,225
4,676	Ultimate Software Group, Inc. (The)(b)	986,589
3,762	Workday, Inc., Class A(b)	326,090

		21,347,983

	Real Estate—2.8%
2,391	Equinix, Inc. REIT	854,256
4,471	Extra Space Storage, Inc. REIT	327,054
14,805	Gaming and Leisure Properties, Inc. REIT	486,048

		1,667,358

	Telecommunication Services—0.1%
1,352	Zayo Group Holdings, Inc.(b)	43,507

	Total Common Stocks and Other Equity Interests (Cost $58,418,070)	59,993,790

	Money Market Fund—0.1%
78,206	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $78,206)	78,206

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,496,276)—100.1%	60,071,996

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.8%
1,051,355	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $1,051,355)	1,051,355

	Total Investments (Cost $59,547,631)—101.9%	61,123,351
	Other assets less liabilities—(1.9)%	(1,140,571)

	Net Assets—100.0%	$59,982,780

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	26.8
Energy	17.0
Utilities	15.0
Real Estate	12.7
Industrials	9.5
Information Technology	6.2
Consumer Discretionary	4.8
Telecommunication Services	3.0
Materials	2.7
Health Care	2.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—4.8%
5,675	Best Buy Co., Inc.	$220,814
901	GameStop Corp., Class A(b)	21,669
5,559	Garmin Ltd.	268,833
161	Graham Holdings Co., Class B	76,475
22,328	J.C. Penney Co., Inc.(b)(c)	191,798
3,408	John Wiley & Sons, Inc., Class A	175,853
991	Liberty Broadband Corp., Class C(c)	66,050
42,297	News Corp., Class A	512,640
2,467	Penske Automotive Group, Inc.	110,398
1,399	PVH Corp.	149,665
59,880	Staples, Inc.	443,112

		2,237,307

	Energy—17.0%
8,753	Baker Hughes, Inc.	484,916
7,731	Cheniere Energy, Inc.(c)	291,459
22,085	CONSOL Energy, Inc.	374,341
15,805	Diamond Offshore Drilling, Inc.(b)	260,624
5,111	Energen Corp.	256,214
42,995	Ensco PLC, Class A	336,221
19,195	Frank’s International NV(b)	215,944
5,290	Helmerich & Payne, Inc.(b)	333,852
6,887	Hess Corp.	330,369
15,752	HollyFrontier Corp.	393,012
30,133	Marathon Oil Corp.	397,153
10,040	Murphy Oil Corp.	259,735
45,298	Nabors Industries Ltd.	539,046
7,015	National Oilwell Varco, Inc.	225,181
13,707	Noble Corp. PLC (United Kingdom)	67,713
10,746	Noble Energy, Inc.	370,415
20,886	Patterson-UTI Energy, Inc.	469,517

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
12,345	QEP Resources, Inc.	$198,384
24,266	Superior Energy Services, Inc.	343,607
9,605	Targa Resources Corp.	421,660
56	Tesoro Corp.	4,758
43,595	Transocean Ltd.(c)	418,948
72,243	Weatherford International PLC(c)	348,211
27,044	Whiting Petroleum Corp.(c)	222,843
32,671	WPX Energy, Inc.(c)	354,807

		7,918,930

	Financials—26.8%
25,767	Agnc Investment Corp. REIT	516,886
873	American National Insurance Co.	102,281
52,806	Annaly Capital Management, Inc. REIT	547,070
1,296	Arch Capital Group Ltd. (Bermuda)(c)	101,049
1,399	Aspen Insurance Holdings Ltd. (Bermuda)	67,502
9,944	Associated Banc-Corp.	201,863
37	Assurant, Inc.	2,979
21,006	Assured Guaranty Ltd.	627,869
1,789	Bank of Hawaii Corp.	134,443
1,654	BankUnited, Inc.	48,198
7,167	BOK Financial Corp.(b)	509,000
36,044	Chimera Investment Corp. REIT	564,810
13,904	CIT Group, Inc.	505,132
11,182	Comerica, Inc.	582,470
164	Commerce Bancshares, Inc.	8,171
3,623	Cullen/Frost Bankers, Inc.	275,312
4,795	E*TRADE Financial Corp.(c)	135,027
4,031	East West Bancorp, Inc.	159,265
6,291	Endurance Specialty Holdings Ltd.	578,457
28,410	Fifth Third Bancorp	618,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Russell Midcap Pure Value Portfolio (PXMV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,290	First American Financial Corp.	$50,387
8,936	Hartford Financial Services Group, Inc. (The)	394,167
2,805	Huntington Bancshares, Inc.	29,733
1,933	KeyCorp	27,294
647	M&T Bank Corp.	79,406
76,537	MFA Financial, Inc. REIT	559,485
13,679	Navient Corp.	174,818
33,071	New York Community Bancorp, Inc.	474,900
23,056	Old Republic International Corp.	388,724
10,572	PacWest Bancorp	458,719
17,914	Popular, Inc.	650,278
31	Principal Financial Group, Inc.	1,693
3,428	ProAssurance Corp.	182,712
38,831	Regions Financial Corp.	415,880
938	RenaissanceRe Holdings Ltd. (Bermuda)	116,584
48,939	SLM Corp.(c)	345,020
10,286	SunTrust Banks, Inc.	465,236
62,744	Two Harbors Investment Corp. REIT	522,658
5,199	Validus Holdings Ltd.	265,669
692	White Mountains Insurance Group Ltd.	574,166

		12,463,515

	Health Care—2.3%
2,228	Bio-Rad Laboratories, Inc., Class A(c)	352,202
34,040	Endo International PLC(c)	638,250
881	Perrigo Co. PLC	73,291

		1,063,743

	Industrials—9.5%
3,318	AGCO Corp.	169,483
19,862	Arconic, Inc.	570,437
3	Fluor Corp.	156
8,968	ITT, Inc.	315,853
7,087	Jacobs Engineering Group, Inc.(c)	365,547
32,713	KBR, Inc.	484,480
1,809	Macquarie Infrastructure Corp.	147,994
3,100	Oshkosh Corp.	165,850
190	Pentair PLC (United Kingdom)	10,475
6,486	Regal Beloit Corp.	383,323
4,210	Ryder System, Inc.	292,132
8,884	SolarCity Corp.(b)(c)	174,126
12,049	Terex Corp.	287,730
13,205	Timken Co. (The)	436,425
8,977	United Continental Holdings, Inc.(c)	504,777
2,338	WESCO International, Inc.(c)	126,720

		4,435,508

	Information Technology—6.2%
6,347	Avnet, Inc.	266,257
19,431	Brocade Communications Systems, Inc.	205,969
7,282	CA, Inc.	223,849
6,324	EchoStar Corp., Class A(c)	295,584
7,420	First Solar, Inc.(b)(c)	300,436
5,081	Ingram Micro, Inc., Class A	189,013
11,766	Lexmark International, Inc., Class A	466,992
11,576	Marvell Technology Group Ltd. (Bermuda)	150,835
21,046	SunPower Corp.(b)(c)	152,373

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,941	Western Digital Corp.	$113,432
37,039	Xerox Corp.	361,871
47,787	Zynga, Inc., Class A(c)	134,281

		2,860,892

	Materials—2.7%
1,108	Ashland Global Holdings, Inc.	123,797
7,341	CF Industries Holdings, Inc.	176,258
17,520	Huntsman Corp.	296,964
4,780	Mosaic Co. (The)	112,473
10,610	United States Steel Corp.(b)	205,197
2,601	Westlake Chemical Corp.	134,706
3,931	WestRock Co.	181,573

		1,230,968

	Real Estate—12.7%
24,067	American Homes 4 Rent, Class A REIT	508,054
571	AvalonBay Communities, Inc. REIT	97,744
14,936	Brandywine Realty Trust REIT	231,508
8,736	Communications Sales & Leasing, Inc. REIT	248,364
16,558	Corporate Office Properties Trust REIT	441,933
4,536	Corrections Corp. of America REIT	65,545
6,132	DCT Industrial Trust, Inc. REIT	286,671
21,989	DDR Corp. REIT	336,212
14,531	Duke Realty Corp. REIT	379,986
980	EPR Properties REIT	71,266
13,449	Equity Commonwealth REIT(c)	406,294
24,939	Host Hotels & Resorts, Inc. REIT	386,056
8,121	Liberty Property Trust REIT	328,332
1,242	Macerich Co. (The) REIT	87,909
1,530	Mid-America Apartment Communities, Inc. REIT	141,907
38,795	NorthStar Realty Finance Corp. REIT	563,303
14,925	Paramount Group, Inc. REIT	232,084
1,655	Prologis, Inc. REIT	86,325
14,034	Rayonier, Inc. REIT	376,392
1,364	SL Green Realty Corp. REIT	133,972
3,614	Sun Communities, Inc. REIT	278,025
21,927	VEREIT, Inc. REIT	206,114
567	Weingarten Realty Investors REIT	20,531

		5,914,527

	Telecommunication Services—3.0%
3,648	CenturyLink, Inc.	96,964
84,451	Frontier Communications Corp.(b)	339,493
40,813	Sprint Corp.(b)(c)	251,408
11,435	Telephone & Data Systems, Inc.	295,480
11,140	United States Cellular Corp.(c)	390,457

		1,373,802

	Utilities—15.0%
20,306	AES Corp. (The)	239,002
6,350	Alliant Energy Corp.	241,617
9,428	Ameren Corp.	470,929
388	American Water Works Co., Inc.	28,728
5,468	Atmos Energy Corp.	406,765
1,630	CenterPoint Energy, Inc.	37,164
7,335	Consolidated Edison, Inc.	554,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Russell Midcap Pure Value Portfolio (PXMV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
856	DTE Energy Co.	$82,185
7,775	Edison International	571,307
5,005	Entergy Corp.	368,768
8,258	Eversource Energy	454,685
16,165	FirstEnergy Corp.	554,298
12,080	Hawaiian Electric Industries, Inc.	356,360
2,044	National Fuel Gas Co.	107,065
7,038	Pinnacle West Capital Corp.	535,803
8,852	PPL Corp.	303,978
8,381	Public Service Enterprise Group, Inc.	352,672
7,434	SCANA Corp.	545,358
675	Sempra Energy	72,292
1,774	UGI Corp.	82,118
1,394	WEC Energy Group, Inc.	83,250
12,084	Xcel Energy, Inc.	502,090

		6,950,593

	Total Common Stocks and Other Equity Interests (Cost $46,504,663)	46,449,785

	Money Market Fund—0.1%
66,286	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $66,286)	66,286

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $46,570,949)—100.1%	46,516,071

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.7%
2,176,802	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $2,176,802)	2,176,802

	Total Investments (Cost $48,747,751)—104.8%	48,692,873
	Other assets less liabilities—(4.8)%	(2,228,077)

	Net Assets—100.0%	$46,464,796

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	15.9
Information Technology	15.1
Health Care	15.0
Consumer Discretionary	12.2
Industrials	11.6
Consumer Staples	10.6
Energy	7.3
Materials	4.9
Utilities	3.5
Real Estate	2.4
Telecommunication Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—12.2%
190	Amazon.com, Inc.(b)	$150,066
3,213	Carnival Corp.	157,758
2,985	CBS Corp., Class B	169,011
564	Charter Communications, Inc., Class A(b)	140,938
2,348	Comcast Corp., Class A	145,153
2,859	DISH Network Corp., Class A(b)	167,423
12,969	Ford Motor Co.	152,256
4,917	General Motors Co.	155,377
1,225	Home Depot, Inc. (The)	149,462
2,731	Las Vegas Sands Corp.	158,070
2,173	Lowe’s Cos., Inc.	144,830
1,329	McDonald’s Corp.	149,606
1,601	Netflix, Inc.(b)	199,917
2,807	NIKE, Inc., Class B	140,855
107	Priceline Group, Inc. (The)(b)	157,743
2,867	Starbucks Corp.	152,152
2,275	Target Corp.	156,361
755	Tesla Motors, Inc.(b)	149,286
1,995	Time Warner, Inc.	177,535
2,065	TJX Cos., Inc. (The)	152,294
6,420	Twenty-First Century Fox, Inc., Class A	168,653
2,746	VF Corp.	148,861
1,694	Walt Disney Co. (The)	157,017
1,729	Yum! Brands, Inc.	149,178

		3,749,802

	Consumer Staples—10.6%
2,454	Altria Group, Inc.	162,259
3,709	Archer-Daniels-Midland Co.	161,601
3,648	Coca-Cola Co. (The)	154,675
2,115	Colgate-Palmolive Co.	150,926

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
936	Constellation Brands, Inc., Class A	$156,424
1,033	Costco Wholesale Corp.	152,750
1,716	CVS Health Corp.	144,316
1,738	Estee Lauder Cos., Inc. (The), Class A	151,432
2,431	General Mills, Inc.	150,673
1,236	Kimberly-Clark Corp.	141,411
1,741	Kraft Heinz Co. (The)	154,862
5,196	Kroger Co. (The)	160,972
3,600	Mondelez International, Inc., Class A	161,784
1,051	Monster Beverage Corp.(b)	151,701
1,445	PepsiCo, Inc.	154,904
1,564	Philip Morris International, Inc.	150,832
1,758	Procter & Gamble Co. (The)	152,594
3,244	Reynolds American, Inc.	178,680
3,155	Sysco Corp.	151,819
1,919	Walgreens Boots Alliance, Inc.	158,759
2,148	Wal-Mart Stores, Inc.	150,403

		3,253,777

	Energy—7.3%
2,666	Anadarko Petroleum Corp.	158,467
2,607	Apache Corp.	155,064
1,570	Chevron Corp.	164,458
3,940	ConocoPhillips	171,193
1,754	EOG Resources, Inc.	158,597
1,866	Exxon Mobil Corp.	155,475
3,794	Halliburton Co.	174,524
7,117	Kinder Morgan, Inc.	145,400
2,263	Occidental Petroleum Corp.	164,995
1,956	Phillips 66	158,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
899	Pioneer Natural Resources Co.	$160,939
2,062	Schlumberger Ltd.	161,310
3,740	Spectra Energy Corp.	156,369
2,824	Valero Energy Corp.	167,294

		2,252,815

	Financials—15.9%
2,145	Aflac, Inc.	147,726
2,252	Allstate Corp. (The)	152,911
2,417	American Express Co.	160,537
2,655	American International Group, Inc.	163,813
1,382	Aon PLC	153,167
10,161	Bank of America Corp.	167,656
3,933	Bank of New York Mellon Corp. (The)	170,181
4,154	BB&T Corp.	162,837
1,069	Berkshire Hathaway, Inc., Class B(b)	154,257
429	BlackRock, Inc.	146,392
2,164	Capital One Financial Corp.	160,223
5,056	Charles Schwab Corp. (The)	160,275
1,240	Chubb Ltd.	157,480
3,351	Citigroup, Inc.	164,702
1,470	CME Group, Inc., Class A	147,147
2,722	Discover Financial Services	153,330
4,488	Franklin Resources, Inc.	151,066
954	Goldman Sachs Group, Inc. (The)	170,041
568	Intercontinental Exchange, Inc.	153,581
2,341	JPMorgan Chase & Co.	162,138
2,305	Marsh & McLennan Cos., Inc.	146,114
3,551	MetLife, Inc.	166,755
4,956	Morgan Stanley	166,373
1,755	PNC Financial Services Group, Inc. (The)	167,778
1,926	Prudential Financial, Inc.	163,306
1,225	S&P Global, Inc.	149,266
2,217	State Street Corp.	155,656
3,791	Thomson Reuters Corp.	149,403
1,358	Travelers Cos., Inc. (The)	146,908
3,622	U.S. Bancorp	162,121
3,446	Wells Fargo & Co.	158,550

		4,891,690

	Health Care—15.0%
3,670	Abbott Laboratories	144,011
2,406	AbbVie, Inc.	134,207
1,342	Aetna, Inc.	144,064
1,233	Alexion Pharmaceuticals, Inc.(b)	160,906
649	Allergan PLC(b)	135,602
905	Amgen, Inc.	127,750
1,230	Anthem, Inc.	149,888
3,283	Baxter International, Inc.	156,238
868	Becton, Dickinson and Co.	145,746
494	Biogen, Inc.(b)	138,409
6,550	Boston Scientific Corp.(b)	144,100
2,787	Bristol-Myers Squibb Co.	141,886
1,988	Cardinal Health, Inc.	136,556
1,447	Celgene Corp.(b)	147,854
1,180	Cigna Corp.	140,219
2,001	Danaher Corp.	157,178

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,921	Eli Lilly & Co.	$141,847
2,195	Express Scripts Holding Co.(b)	147,943
1,960	Gilead Sciences, Inc.	144,315
2,068	HCA Holdings, Inc.(b)	158,264
877	Humana, Inc.	150,432
1,303	Johnson & Johnson	151,135
934	McKesson Corp.	118,777
1,793	Medtronic PLC	147,062
2,483	Merck & Co., Inc.	145,802
3,761	Mylan NV(b)	137,276
4,593	Pfizer, Inc.	145,644
369	Regeneron Pharmaceuticals, Inc.(b)	127,312
1,319	Stryker Corp.	152,147
978	Thermo Fisher Scientific, Inc.	143,795
1,104	UnitedHealth Group, Inc.	156,028
1,743	Vertex Pharmaceuticals, Inc.(b)	132,224

		4,604,617

	Industrials—11.6%
881	3M Co.	145,629
1,183	Boeing Co. (The)	168,495
1,875	Caterpillar, Inc.	156,487
5,245	CSX Corp.	160,025
1,871	Deere & Co.	165,209
3,962	Delta Air Lines, Inc.	165,493
2,450	Eaton Corp. PLC	156,237
2,998	Emerson Electric Co.	151,939
876	FedEx Corp.	152,704
3,010	Fortive Corp.	153,661
1,001	General Dynamics Corp.	150,891
5,200	General Electric Co.	151,320
1,346	Honeywell International, Inc.	147,629
1,306	Illinois Tool Works, Inc.	148,322
632	Lockheed Martin Corp.	155,712
1,644	Norfolk Southern Corp.	152,892
713	Northrop Grumman Corp.	163,277
1,117	Raytheon Co.	152,593
4,031	Southwest Airlines Co.	161,442
1,638	Union Pacific Corp.	144,439
1,412	United Parcel Service, Inc., Class B	152,157
1,518	United Technologies Corp.	155,140
2,432	Waste Management, Inc.	159,685

		3,571,378

	Information Technology—15.1%
1,338	Accenture PLC, Class A	155,529
3,514	Activision Blizzard, Inc.	151,699
1,416	Adobe Systems, Inc.(b)	152,234
198	Alphabet, Inc., Class C(b)	155,339
1,374	Apple, Inc.	156,004
5,242	Applied Materials, Inc.	152,437
1,747	Automatic Data Processing, Inc.	152,094
909	Broadcom Ltd. (Singapore)	154,785
4,935	Cisco Systems, Inc.	151,406
2,856	Cognizant Technology Solutions Corp., Class A(b)	146,656
6,659	Corning, Inc.	151,226
3,251	Dell Technologies, Inc., Class V(b)	159,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,864	eBay, Inc.(b)	$138,673
1,207	Facebook, Inc., Class A(b)	158,105
6,779	Hewlett Packard Enterprise Co.	152,324
10,128	HP, Inc.	146,755
4,179	Intel Corp.	145,722
991	International Business Machines Corp.	152,307
1,411	Intuit, Inc.	153,432
1,531	MasterCard, Inc., Class A	163,848
2,681	Microsoft Corp.	160,645
3,953	Oracle Corp.	151,874
3,784	PayPal Holdings, Inc.(b)	157,641
2,454	QUALCOMM, Inc.	168,639
2,218	salesforce.com, inc.(b)	166,705
2,237	Texas Instruments, Inc.	158,491
6,952	Versum Materials, Inc.(b)	157,810
1,891	Visa, Inc., Class A	156,026
2,111	VMware, Inc., Class A(b)	165,925
3,582	Yahoo!, Inc.(b)	148,832

		4,642,755

	Materials—4.9%
8,512	Advansix, Inc.(b)	135,851
1,130	Air Products & Chemicals, Inc.	150,765
2,955	Dow Chemical Co. (The)	159,009
2,310	E.I. du Pont de Nemours & Co.	158,905
1,296	Ecolab, Inc.	147,964
1,997	LyondellBasell Industries NV, Class A	158,861
1,519	Monsanto Co.	153,070
1,516	PPG Industries, Inc.	141,185
1,328	Praxair, Inc.	155,456
550	Sherwin-Williams Co. (The)	134,673

		1,495,739

	Real Estate—2.4%
1,380	American Tower Corp. REIT	161,722
1,636	Crown Castle International Corp. REIT	148,860
2,406	Equity Residential REIT	148,570
697	Public Storage REIT	148,963
730	Simon Property Group, Inc. REIT	135,751

		743,866

	Telecommunication Services—1.4%
3,747	AT&T, Inc.	137,852
3,313	T-Mobile US, Inc.(b)	164,755
2,960	Verizon Communications, Inc.	142,376

		444,983

	Utilities—3.5%
2,372	American Electric Power Co., Inc.	153,800
2,050	Dominion Resources, Inc.	154,160
1,908	Duke Energy Corp.	152,678
4,545	Exelon Corp.	154,848
1,225	NextEra Energy, Inc.	156,800
2,472	PG&E Corp.	153,561

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
2,940	Southern Co. (The)	$151,616

		1,077,463

	Total Common Stocks and Other Equity Interests (Cost $30,078,770)	30,728,885

	Money Market Fund—0.2%
54,184	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $54,184)	54,184

	Total Investments (Cost $30,132,954)—100.1%	30,783,069
	Other assets less liabilities—(0.1)%	(32,095)

	Net Assets—100.0%	$30,750,974

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Consumer Discretionary	28.8
Information Technology	26.3
Health Care	17.7
Consumer Staples	10.5
Industrials	6.7
Real Estate	4.7
Materials	3.3
Financials	1.9
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—28.8%
5,411	Amazon.com, Inc.(b)	$4,273,716
22,200	CBS Corp., Class B	1,256,964
3,053	Charter Communications, Inc., Class A(b)	762,914
18,594	Home Depot, Inc. (The)	2,268,654
17,514	Las Vegas Sands Corp.	1,013,710
41,213	Lowe’s Cos., Inc.	2,746,846
4,178	McDonald’s Corp.	470,318
37,913	Netflix, Inc.(b)	4,734,196
60,294	NIKE, Inc., Class B	3,025,553
3,092	Priceline Group, Inc. (The)(b)	4,558,319
64,398	Starbucks Corp.	3,417,602
17,609	Tesla Motors, Inc.(b)(c)	3,481,828
38,198	TJX Cos., Inc. (The)	2,817,103
24,524	VF Corp.	1,329,446
10,247	Walt Disney Co. (The)	949,794
24,725	Yum! Brands, Inc.	2,133,273

		39,240,236

	Consumer Staples—10.5%
1,539	Altria Group, Inc.	101,759
18,045	Constellation Brands, Inc., Class A	3,015,680
12,270	Costco Wholesale Corp.	1,814,365
25,849	Estee Lauder Cos., Inc. (The), Class A	2,252,223
3,029	General Mills, Inc.	187,738
71,580	Kroger Co. (The)	2,217,548
22,285	Monster Beverage Corp.(b)	3,216,617
31,604	Sysco Corp.	1,520,785

		14,326,715

	Financials—1.9%
7,078	Aon PLC	784,455
15,823	Marsh & McLennan Cos., Inc.	1,003,020
5,844	S&P Global, Inc.	712,091

		2,499,566

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—17.7%
52,902	AbbVie, Inc.	$2,950,874
11,832	Alexion Pharmaceuticals, Inc.(b)	1,544,076
9,526	Amgen, Inc.	1,344,690
14,150	Becton, Dickinson and Co.	2,375,926
8,040	Biogen, Inc.(b)	2,252,647
32,553	Boston Scientific Corp.(b)	716,166
5,453	Bristol-Myers Squibb Co.	277,612
36,889	Celgene Corp.(b)	3,769,318
3,174	Eli Lilly & Co.	234,368
13,571	Gilead Sciences, Inc.	999,233
4,663	McKesson Corp.	592,994
9,899	Regeneron Pharmaceuticals, Inc.(b)	3,415,353
12,994	Stryker Corp.	1,498,858
1,278	UnitedHealth Group, Inc.	180,620
26,149	Vertex Pharmaceuticals, Inc.(b)	1,983,663

		24,136,398

	Industrials—6.7%
6,750	3M Co.	1,115,775
22,312	Boeing Co. (The)	3,177,898
1,799	FedEx Corp.	313,602
2,591	Honeywell International, Inc.	284,181
3,815	Illinois Tool Works, Inc.	433,269
5,641	Lockheed Martin Corp.	1,389,830
2,084	Northrop Grumman Corp.	477,236
23,601	Southwest Airlines Co.	945,220
9,451	United Parcel Service, Inc., Class B	1,018,440

		9,155,451

	Information Technology—26.3%
19,376	Accenture PLC, Class A	2,252,266
23,100	Activision Blizzard, Inc.	997,227
21,607	Adobe Systems, Inc.(b)	2,322,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,145	Alphabet, Inc., Class C(b)	$2,467,378
23,946	Automatic Data Processing, Inc.	2,084,739
19,724	Broadcom Ltd. (Singapore)	3,358,603
20,240	Cognizant Technology Solutions Corp., Class A(b)	1,039,324
7,545	eBay, Inc.(b)	215,108
25,339	Facebook, Inc., Class A(b)	3,319,156
26,272	Intuit, Inc.	2,856,817
40,690	MasterCard, Inc., Class A	4,354,644
24,526	Microsoft Corp.	1,469,598
23,580	PayPal Holdings, Inc.(b)	982,343
47,189	salesforce.com, inc.(b)	3,546,725
11,990	Texas Instruments, Inc.	849,491
44,067	Visa, Inc., Class A	3,635,968

		35,752,356

	Materials—3.3%
104	Advansix, Inc.(b)	1,660
9,166	E.I. du Pont de Nemours & Co.	630,529
11,685	Ecolab, Inc.	1,334,076
19,668	PPG Industries, Inc.	1,831,681
2,794	Sherwin-Williams Co. (The)	684,139

		4,482,085

	Real Estate—4.7%
36,475	American Tower Corp. REIT	4,274,505
10,115	Public Storage REIT	2,161,778

		6,436,283

	Total Common Stocks and Other Equity Interests (Cost $132,651,203)	136,029,090

	Money Market Fund—0.1%
110,859	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $110,859)	110,859

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $132,762,062)—100.0%	136,139,949

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.0%
2,726,460	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $2,726,460)	2,726,460

	Total Investments (Cost $135,488,522)—102.0%	138,866,409
	Other assets less liabilities—(2.0)%	(2,743,239)

	Net Assets—100.0%	$136,123,170

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	36.8
Energy	18.1
Utilities	14.0
Information Technology	9.1
Industrials	8.2
Consumer Staples	4.8
Consumer Discretionary	3.6
Health Care	2.3
Materials	1.6
Telecommunication Services	1.2
Real Estate	0.3
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—3.6%
17,676	Carnival Corp.	$867,892
80,945	Ford Motor Co.	950,294
14,974	General Motors Co.	473,178

		2,291,364

	Consumer Staples—4.8%
27,373	Archer-Daniels-Midland Co.	1,192,642
16,484	Mondelez International, Inc., Class A	740,791
8,004	Procter & Gamble Co. (The)	694,747
5,702	Wal-Mart Stores, Inc.	399,254

		3,027,434

	Energy—18.1%
24,056	Anadarko Petroleum Corp.	1,429,889
6,682	Chevron Corp.	699,939
37,361	ConocoPhillips	1,623,335
15,736	Exxon Mobil Corp.	1,311,124
2,305	Halliburton Co.	106,030
96,280	Kinder Morgan, Inc.	1,967,000
1,055	Occidental Petroleum Corp.	76,920
20,099	Phillips 66	1,631,034
731	Pioneer Natural Resources Co.	130,864
11,513	Schlumberger Ltd.	900,662
26,888	Valero Energy Corp.	1,592,845

		11,469,642

	Financials—36.8%
12,710	Aflac, Inc.	875,338
924	Allstate Corp. (The)	62,740
1,262	American Express Co.	83,822
15,881	American International Group, Inc.	979,858

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
85,084	Bank of America Corp.	$1,403,886
15,387	Bank of New York Mellon Corp. (The)	665,795
22,619	BB&T Corp.	886,665
2,861	Berkshire Hathaway, Inc., Class B(b)	412,842
417	BlackRock, Inc.	142,297
7,805	Capital One Financial Corp.	577,882
7,763	Chubb Ltd.	985,901
35,801	Citigroup, Inc.	1,759,619
7,930	CME Group, Inc., Class A	793,793
25,294	Franklin Resources, Inc.	851,396
8,419	Goldman Sachs Group, Inc. (The)	1,500,603
23,917	JPMorgan Chase & Co.	1,656,491
16,673	MetLife, Inc.	782,964
54,014	Morgan Stanley	1,813,250
18,163	PNC Financial Services Group, Inc. (The)	1,736,383
7,857	Prudential Financial, Inc.	666,195
13,466	State Street Corp.	945,448
22,361	Thomson Reuters Corp.	881,247
5,861	Travelers Cos., Inc. (The)	634,043
25,141	U.S. Bancorp	1,125,311
23,267	Wells Fargo & Co.	1,070,515

		23,294,284

	Health Care—2.3%
6,581	Abbott Laboratories	258,238
7,700	Medtronic PLC	631,554
10,150	Merck & Co., Inc.	596,008

		1,485,800

	Industrials—8.2%
15,479	Caterpillar, Inc.	1,291,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares Russell Top 200 Pure Value Portfolio (PXLV) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
40,006	CSX Corp.	$1,220,583
25,784	Eaton Corp. PLC	1,644,246
5,130	Norfolk Southern Corp.	477,090
5,150	United Technologies Corp.	526,330

		5,160,126

	Information Technology—9.1%
12,102	Cisco Systems, Inc.	371,289
29,678	Corning, Inc.	673,987
91,199	Hewlett Packard Enterprise Co.	2,049,242
43,379	HP, Inc.	628,562
48,872	Yahoo!, Inc.(b)	2,030,632

		5,753,712

	Materials—1.6%
18,301	Dow Chemical Co. (The)	984,777

	Real Estate—0.3%
2,729	Equity Residential REIT	168,516

	Telecommunication Services—1.2%
20,531	AT&T, Inc.	755,335

	Utilities—14.0%
27,517	American Electric Power Co., Inc.	1,784,202
24,236	Duke Energy Corp.	1,939,364
38,298	Exelon Corp.	1,304,813
8,614	NextEra Energy, Inc.	1,102,592
16,606	PG&E Corp.	1,031,565
32,961	Southern Co. (The)	1,699,799

		8,862,335

	Total Investments (Cost $58,528,016)—100.0%	63,253,325
	Other assets less liabilities—(0.0)%	(4,657)

	Net Assets—100.0%	$63,248,668

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b) Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares Zacks Micro Cap Portfolio (PZI)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Financials	40.1
Industrials	11.8
Information Technology	10.4
Energy	9.2
Consumer Discretionary	8.8
Materials	7.2
Real Estate	5.9
Health Care	2.6
Consumer Staples	1.4
Telecommunication Services	1.4
Utilities	1.1
Pharmaceuticals	0.0
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—8.8%
7,732	A. H. Belo Corp., Series A	$49,098
1,609	America’s Car-Mart, Inc.(b)(c)	65,728
4,889	Beazer Homes USA, Inc.(c)	50,014
4,177	Big 5 Sporting Goods Corp.	64,744
133	Biglari Holdings, Inc.(c)	58,278
8,398	Career Education Corp.(c)	60,382
583	Cavco Industries, Inc.(c)	53,869
2,669	Century Communities, Inc.(c)	52,579
12,449	China XD Plastics Co. Ltd. (China)(c)	54,153
3,977	Eldorado Resorts, Inc.(b)(c)	48,122
4,457	Entercom Communications Corp., Class A	58,832
1,081	Flexsteel Industries, Inc.	45,294
4,543	Golden Entertainment, Inc.	52,063
3,446	Intrawest Resorts Holdings, Inc.(c)	56,549
1,569	Johnson Outdoors, Inc., Class A	56,453
4,023	K12, Inc.(c)	43,609
10,295	Kandi Technologies Group, Inc. (China)(b)(c)	51,475
24,899	Kingold Jewelry, Inc.(c)	49,051
2,964	Lumber Liquidators Holdings, Inc.(c)	45,972
2,453	M/I Homes, Inc.(c)	52,764
2,268	Marcus Corp. (The)	60,102
2,730	MarineMax, Inc.(c)	54,464
3,731	McClatchy Co. (The), Class A(c)	52,607
4,923	Modine Manufacturing Co.(c)	53,907
2,293	Monarch Casino & Resort, Inc.(c)	54,229
844	NACCO Industries, Inc., Class A	61,739
3,616	New Media Investment Group, Inc.	52,070
4,971	RCI Hospitality Holdings, Inc.	57,713
4,580	Regis Corp.(c)	58,074

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,151	Shoe Carnival, Inc.	$54,571
2,146	SodaStream International Ltd. (Israel)(c)	55,538
5,968	Spartan Motors, Inc.	51,026
1,970	Superior Industries International, Inc.	48,265
6,365	Tilly’s, Inc., Class A(c)	59,067
9,762	Tuesday Morning Corp.(c)	48,322
10,075	Vince Holding Corp.(c)	54,909

		1,945,632

	Consumer Staples—1.4%
3,063	Alliance One International, Inc.(c)	45,485
6,859	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	53,775
3,063	Craft Brew Alliance, Inc.(c)	49,161
2,420	Omega Protein Corp.(c)	53,966
2,017	Seneca Foods Corp., Class A(c)	59,300
8,109	SunOpta, Inc. (Canada)(c)	53,925

		315,612

	Energy—9.2%
5,839	Aegean Marine Petroleum Network, Inc. (Greece)	50,215
16,430	Approach Resources, Inc.(c)	46,826
3,763	ARC Logistics Partners LP	56,558
13,144	Baytex Energy Corp. (Canada)(c)	50,604
9,968	Bill Barrett Corp.(c)	51,734
11,170	Cloud Peak Energy, Inc.(c)	68,807
3,731	CNX Coal Resources LP	67,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
3,502	Columbia Pipeline Partners LP	$56,032
3,142	Cone Midstream Partners LP	66,328
5,797	Contango Oil & Gas Co.(c)	45,391
7,506	Dawson Geophysical Co.(c)	49,164
3,609	Dynagas LNG Partners LP (Monaco)	51,500
17,337	Eclipse Resources Corp.(c)	47,503
15,788	Enduro Royalty Trust	56,837
2,028	Enviva Partners LP(b)	55,263
2,670	GasLog Partners LP (Monaco)	54,735
2,916	Geospace Technologies Corp.(c)	53,742
2,868	Golar LNG Partners LP (United Kingdom)(b)	58,966
18,715	Gran Tierra Energy, Inc. (Colombia)(c)	54,461
2,143	Green Plains, Inc.	55,718
7,109	Helix Energy Solutions Group, Inc.(c)	61,990
10,911	Independence Contract Drilling, Inc.(c)	43,426
7,617	JP Energy Partners LP	60,479
2,729	KNOT Offshore Partners LP (United Kingdom)	53,488
2,375	Natural Gas Services Group, Inc.(c)	51,538
5,352	Navios Maritime Midstream Partners LP (Monaco)(b)	65,455
7,916	Newpark Resources, Inc.(c)	49,871
8,448	Pacific Ethanol, Inc.(c)	62,938
14,529	Pioneer Energy Services Corp.(c)	51,578
6,843	Renewable Energy Group, Inc.(c)	59,876
671	REX American Resources Corp.(c)	53,002
7,191	Tesco Corp.	49,258
1,342	TransMontaigne Partners LP	52,365
4,576	Transocean Partners LLC	51,480
3,199	Unit Corp.(c)	54,799
3,090	USA Compression Partners LP	58,957
2,975	VTTI Energy Partners LP (United Kingdom)	52,658

		2,030,700

	Financials—40.1%
4,218	1st Constitution Bancorp	56,943
1,610	1st Source Corp.	55,642
2,143	ACNB Corp.	57,647
3,614	AG Mortgage Investment Trust, Inc. REIT	56,125
4,348	Alcentra Capital Corp.	55,654
3,119	Ambac Financial Group, Inc.(c)	57,546
9,436	America First Multifamily Investors LP	54,729
2,035	American National Bankshares, Inc.	55,047
11,441	Anworth Mortgage Asset Corp. REIT	56,175
7,417	Arbor Realty Trust, Inc. REIT	54,367
4,504	Ares Commercial Real Estate Corp. REIT	59,092
3,858	Arlington Asset Investment Corp., Class A	55,092
2,509	ARMOUR Residential REIT, Inc. REIT	56,879
5,552	ASTA Funding, Inc.(c)	54,410
9,043	Atlantic Coast Financial Corp.(c)	58,056
2,221	Baldwin & Lyons, Inc., Class B	54,637
7,700	Bank of Commerce Holdings	56,210
2,077	Berkshire Hills Bancorp, Inc.	61,375
6,826	BlackRock Capital Investment Corp.	51,332
3,832	Blue Hills Bancorp, Inc.	59,588
1,987	Bridge Bancorp, Inc.	54,742
4,702	Brookline Bancorp, Inc.	60,186
1,318	C&F Financial Corp.	55,092

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
4,014	California First National Bancorp	$56,597
1,203	Camden National Corp.	39,723
1,771	Capital Bank Financial Corp., Class A	58,000
4,348	Capitala Finance Corp.	56,002
6,006	Capstead Mortgage Corp. REIT	57,117
3,220	Centerstate Banks, Inc.	60,150
2,285	Central Pacific Financial Corp.	58,565
3,609	Central Valley Community Bancorp	51,681
3,024	Centrue Financial Corp.(c)	58,968
3,294	Cherry Hill Mortgage Investment Corp. REIT	53,231
4,003	Civista Bancshares, Inc.	59,004
2,832	Commerce Union Bancshares, Inc.	57,376
16,335	Cowen Group, Inc., Class A(c)	53,089
3,368	Dime Community Bancshares, Inc.	54,562
3,500	Donegal Group, Inc., Class A	52,675
7,679	Dynex Capital, Inc. REIT	52,755
7,030	Eastern Virginia Bankshares, Inc.	57,997
3,380	Ellington Financial LLC	53,607
4,351	Ellington Residential Mortgage REIT	54,736
2,034	EMC Insurance Group, Inc.	49,528
1,813	Enterprise Financial Services Corp.	60,010
4,126	ESSA Bancorp, Inc.	55,618
5,233	EZCORP, Inc., Class A(c)	51,022
1,910	Farmers Capital Bank Corp.	59,974
5,383	Farmers National Banc Corp.	56,521
1,417	Federal Agricultural Mortgage Corp., Class C	57,856
3,577	Fidus Investment Corp.(b)	53,583
9,778	Fifth Street Finance Corp.	52,703
6,610	Fifth Street Senior Floating Rate Corp.	56,780
11,214	First BanCorp/Puerto Rico(c)	57,528
2,910	First Bancorp/Southern Pines NC	57,531
2,515	First Busey Corp.	58,122
5,686	First Commonwealth Financial Corp.	57,770
2,287	First Community Bancshares, Inc.	51,801
3,646	First Community Corp./SC	55,055
1,265	First Defiance Financial Corp.	49,942
1,409	First Financial Corp.	56,501
4,052	First Financial Northwest, Inc.	64,427
1,726	First of Long Island Corp. (The)	55,146
2,436	Flushing Financial Corp.	52,179
4,603	FNFV Group(c)	55,466
1,535	Franklin Financial Network, Inc.(c)	50,041
7,012	Gladstone Capital Corp.	54,553
6,386	Gladstone Investment Corp.	54,473
1,909	Global Indemnity PLC, Class A(c)	57,346
2,625	Goldman Sachs BDC, Inc.	57,960
3,062	Golub Capital BDC, Inc.	54,197
4,132	Great Ajax Corp. REIT	57,270
2,849	Greenlight Capital Re Ltd., Class A(c)	56,695
2,389	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	54,613
4,193	Hercules Capital, Inc.	57,486
3,166	Heritage Financial Corp.	58,254
2,274	HomeStreet, Inc.(c)	62,649
1,934	Horizon Bancorp	56,086
4,165	Horizon Technology Finance Corp.	53,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,306	Houlihan Lokey, Inc., Class A	$56,197
3,358	Independence Holding Co.	58,933
1,304	Independent Bank Group, Inc.	62,983
1,481	INTL FCStone, Inc.(c)	53,168
3,368	Investment Technology Group, Inc.	51,564
571	Investors Title Co.	54,816
4,272	Ladder Capital Corp., Class A REIT	54,169
4,114	Lakeland Bancorp, Inc.	58,213
6,379	MBT Financial Corp.	56,135
7,359	Medley Capital Corp.	55,487
2,106	Mercantile Bank Corp.	57,957
3,675	Meridian Bancorp, Inc.	58,616
929	Meta Financial Group, Inc.	68,049
2,060	Middleburg Financial Corp.	62,459
3,111	MMA Capital Management LLC(c)	54,754
3,628	Monroe Capital Corp.	53,731
3,292	Mtge Investment Corp. REIT	56,129
2,428	National Bank Holdings Corp., Class A	59,098
4,105	New Mountain Finance Corp.(b)	54,596
9,404	New York Mortgage Trust, Inc. REIT(b)	55,578
6,045	NewStar Financial, Inc.(c)	58,818
7,536	NMI Holdings, Inc., Class A(c)	57,650
3,589	Northfield Bancorp, Inc.	59,039
2,945	OceanFirst Financial Corp.	60,903
5,779	OFG Bancorp	61,546
4,298	OFS Capital Corp.	56,519
2,725	Old Point Financial Corp.	55,862
5,403	Orchid Island Capital, Inc. REIT	56,894
2,816	Orrstown Financial Services, Inc.	58,854
3,346	Owens Realty Mortgage, Inc. REIT	61,064
2,170	Pacific Premier Bancorp, Inc.(c)	56,094
7,012	Park Sterling Corp.	60,373
3,699	Parke Bancorp, Inc.	57,704
4,262	Pennantpark Floating Rate Capital Ltd.	55,278
7,456	PennantPark Investment Corp.	56,144
3,340	PennyMac Financial Services, Inc., Class A(c)	57,114
2,757	Peoples Bancorp of North Carolina, Inc.	57,208
2,318	Peoples Bancorp, Inc.	57,417
2,833	People’s Utah Bancorp	56,802
3,977	PHH Corp.(c)	57,746
4,889	PICO Holdings, Inc.(c)	59,157
1,200	Piper Jaffray Cos.(c)	67,860
3,352	Premier Financial Bancorp, Inc.	56,381
3,611	Provident Bancorp, Inc.(c)	57,957
1,825	QCR Holdings, Inc.	59,312
2,664	Regional Management Corp.(c)	59,327
1,872	Republic Bancorp, Inc., Class A	59,230
4,450	Resource Capital Corp. REIT	55,135
846	Safety Insurance Group, Inc.	57,274
1,883	Sandy Spring Bancorp, Inc.	59,691
3,226	Saratoga Investment Corp.	58,713
3,546	Seacoast Banking Corp. of Florida(c)	61,736
7,030	Select Bancorp, Inc.(c)	56,943
4,860	Shore Bancshares, Inc.	62,062
4,295	SI Financial Group, Inc.	56,050
3,482	SmartFinancial, Inc.(c)	59,264

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,777	Solar Capital Ltd.	$55,873
3,491	Solar Senior Capital Ltd.	54,110
1,785	Southside Bancshares, Inc.	58,227
5,195	Stellus Capital Investment Corp.	56,626
2,964	Summit Financial Group, Inc.	58,598
3,487	TCP Capital Corp.	55,757
5,918	THL Credit, Inc.	54,505
3,646	Timberland Bancorp, Inc.	60,013
2,852	Triangle Capital Corp.(b)	54,815
2,153	TriCo Bancshares	56,667
5,342	Triplepoint Venture Growth Bdc Corp.	57,213
3,611	TriState Capital Holdings, Inc.(c)	63,734
8,063	TrustCo Bank Corp. NY	56,441
7,949	United Community Financial Corp.	58,425
4,177	United Financial Bancorp, Inc.	61,444
3,374	United Insurance Holdings Corp.	48,923
4,547	Unity Bancorp, Inc.	55,928
2,424	Univest Corp. of Pennsylvania	57,570
2,318	WashingtonFirst Bankshares, Inc.	56,675
3,356	Waterstone Financial, Inc.	56,884
1,182	World Acceptance Corp.(c)	56,169
3,933	ZAIS Financial Corp. REIT	52,702

		8,847,867

	Health Care—2.6%
3,000	Amphastar Pharmaceuticals, Inc.(c)	54,420
3,323	AngioDynamics, Inc.(c)	52,969
3,246	CryoLife, Inc.	55,182
11,126	Digirad Corp.	48,954
2,410	Evolent Health, Inc., Class A(c)	50,730
2,161	Exactech, Inc.(c)	52,188
7,182	Lion Biotechnologies, Inc.(c)	44,888
4,117	Minerva Neurosciences, Inc.(c)	45,905
7,163	OraSure Technologies, Inc.(c)	53,794
5,602	SciClone Pharmaceuticals, Inc.(c)	50,138
2,628	Triple-S Management Corp., Class B(c)	54,347

		563,515

	Industrials—11.8%
1,884	AAR Corp.	60,608
2,981	Aegion Corp.(c)	55,178
2,335	Aerovironment, Inc.(c)	56,017
3,997	Air Transport Services Group, Inc.(c)	52,880
875	Alamo Group, Inc.	56,805
1,390	American Railcar Industries, Inc.	51,124
6,322	Aqua Metals, Inc.(b)(c)	56,582
26,787	Ballard Power Systems, Inc. (Canada)(c)	52,770
5,110	CBIZ, Inc.(c)	56,465
5,190	CECO Environmental Corp.	51,381
1,761	Chart Industries, Inc.(c)	48,850
966	CIRCOR International, Inc.	51,951
9,916	Commercial Vehicle Group, Inc.(c)	45,019
2,077	CRA International, Inc.(c)	64,678
2,591	Ducommun, Inc.(c)	49,333
2,457	Echo Global Logistics, Inc.(c)	52,088
1,568	Encore Wire Corp.	53,547
3,750	ExOne Co. (The)(b)(c)	44,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
4,786	Gencor Industries, Inc.(c)	$57,911
5,219	Hardinge, Inc.	50,624
8,887	Hudson Technologies, Inc.(c)	54,211
9,898	Huttig Building Products, Inc.(c)	47,807
1,292	ICF International, Inc.(c)	59,949
3,305	IES Holdings, Inc.(c)	49,410
6,058	InnerWorkings, Inc.(c)	53,371
1,551	Insteel Industries, Inc.	41,722
1,089	Kadant, Inc.	56,247
2,995	Kelly Services, Inc., Class A	56,096
3,138	Kelly Services, Inc., Class B	57,425
5,253	KEYW Holding Corp. (The)(c)	55,104
8,324	Kratos Defense & Security Solutions, Inc.(c)	46,781
6,793	Layne Christensen Co.(c)	58,216
1,106	Lydall, Inc.(c)	51,706
2,703	Marten Transport Ltd.	55,412
2,418	Mistras Group, Inc.(c)	50,633
2,844	Navigant Consulting, Inc.(c)	66,550
14,382	NL Industries, Inc.(c)	46,022
1,751	NV5 Global, Inc.(c)	50,079
1,547	Park-Ohio Holdings Corp.	49,427
1,437	Powell Industries, Inc.	50,855
1,303	Preformed Line Products Co.	56,055
2,830	SPX Corp.(c)	53,798
7,388	Sterling Construction Co., Inc.(c)	53,785
2,962	Supreme Industries, Inc., Class A	36,107
5,646	Titan International, Inc.	57,533
1,153	Veritiv Corp.(c)	62,204
1,693	VSE Corp.	48,826
3,930	Wabash National Corp.(c)	44,213
2,439	Willis Lease Finance Corp.(c)	64,902

		2,602,994

	Information Technology—10.4%
2,989	ADTRAN, Inc.	54,250
2,586	Alpha & Omega Semiconductor Ltd.(c)	54,642
10,525	AudioCodes Ltd. (Israel)(c)	54,941
11,441	AXT, Inc.(c)	58,921
5,703	Care.com, Inc.(c)	51,783
24,789	Ceragon Networks Ltd. (Israel)(c)	63,708
1,607	CEVA, Inc.(c)	48,290
4,687	Control4 Corp.(c)	52,916
2,336	Cyberoptics Corp.(c)	56,414
5,327	Datalink Corp.(c)	50,500
9,951	Demand Media, Inc.(c)	57,716
10,202	Electro Scientific Industries, Inc.(c)	52,846
6,245	Exar Corp.(c)	56,330
15,359	EXFO, Inc. (Canada)(c)	66,812
5,253	FormFactor, Inc.(c)	47,146
24,789	GigPeak, Inc.(c)	58,750
4,416	Kulicke & Soffa Industries, Inc. (Singapore)(c)	58,468
8,722	Lattice Semiconductor Corp.(c)	52,943
5,238	Liquidity Services, Inc.(c)	46,356
9,235	MeetMe, Inc.(c)	45,159
7,669	Mitel Networks Corp.(c)	51,306
2,576	Nanometrics, Inc.(c)	53,813
3,467	NeoPhotonics Corp.(c)	48,538

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,311	Novanta, Inc.(c)	$57,777
2,712	PCM, Inc.(c)	57,494
3,199	PDF Solutions, Inc.(c)	63,180
2,849	Perficient, Inc.(c)	53,020
5,590	Photronics, Inc.(c)	54,223
10,745	Radisys Corp.(c)	44,807
5,809	RetailMeNot, Inc.(c)	52,571
6,280	Rightside Group Ltd.(c)	52,815
1,758	Rofin-Sinar Technologies, Inc.(c)	57,223
3,202	Rudolph Technologies, Inc.(c)	57,956
1,571	ScanSource, Inc.(c)	54,985
1,398	Silicom Ltd. (Israel)	52,006
7,312	Sonus Networks, Inc.(c)	42,336
4,958	TTM Technologies, Inc.(c)	65,198
7,983	Ultra Clean Holdings, Inc.(c)	67,856
2,483	Ultratech, Inc.(c)	52,863
9,829	USA Technologies, Inc.(c)	44,230
3,530	Vishay Precision Group, Inc.(c)	55,421
14,237	YuMe, Inc.(c)	53,389

		2,281,898

	Materials—7.2%
3,528	American Vanguard Corp.	53,626
13,718	Asanko Gold, Inc. (Canada)(c)	50,757
27,304	Avino Silver & Gold Mines Ltd. (Canada)(c)	53,243
8,287	Century Aluminum Co.(c)	60,578
1,860	Ciner Resources LP	55,930
5,887	Dominion Diamond Corp. (Canada)	50,098
7,690	Fortuna Silver Mines, Inc. (Canada)(c)	52,600
5,124	FutureFuel Corp.	56,159
7,265	Gold Resource Corp.	41,265
21,822	Gold Standard Ventures Corp. (Canada)(c)	52,155
26,914	Gulf Resources, Inc. (China)(c)	58,134
3,746	Hi-Crush Partners LP(c)	63,495
15,317	Hudbay Minerals, Inc. (Canada)	65,097
2,023	KMG Chemicals, Inc.	54,904
1,639	Kraton Corp.(c)	42,008
18,351	Nevsun Resources Ltd. (Canada)	53,401
2,628	Olympic Steel, Inc.	60,681
7,021	OMNOVA Solutions, Inc.(c)	53,360
20,258	Platinum Group Metals Ltd. (Canada)(c)	35,046
5,530	Richmont Mines, Inc. (Canada)(c)	51,982
11,192	Sandstorm Gold Ltd. (Canada)(c)	53,945
2,702	Schnitzer Steel Industries, Inc., Class A	65,253
5,051	Seabridge Gold, Inc. (Canada)(c)	55,308
3,709	SunCoke Energy Partners LP(b)	64,166
7,437	SunCoke Energy, Inc.	75,932
5,466	TimkenSteel Corp.(c)	56,026
3,094	Tredegar Corp.	57,239
6,130	Tronox Ltd., Class A	49,653
2,520	Westlake Chemical Partners LP	53,172

		1,595,213

	Pharmaceuticals—0.0%
27,615	Chelsea Therapeutics International Ltd.(c)	2,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares Zacks Micro Cap Portfolio (PZI) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate—5.9%
4,141	Armada Hoffler Properties, Inc. REIT	$55,614
9,547	Ashford Hospitality Trust, Inc. REIT	55,468
3,415	AV Homes, Inc.(c)	54,469
4,318	Bluerock Residential Growth REIT, Inc., Class A REIT	53,543
6,961	BRT Realty Trust REIT(c)	53,600
4,856	CatchMark Timber Trust, Inc., Class A REIT	51,182
7,742	Cedar Realty Trust, Inc. REIT	52,413
2,587	Community Healthcare Trust, Inc. REIT	57,897
1,913	CorEnergy Infrastructure Trust, Inc. REIT	51,804
2,936	Easterly Government Properties, Inc. REIT	55,696
5,037	Farmland Partners, Inc. REIT(b)	53,594
4,827	Forestar Group, Inc.(c)	53,097
2,356	Getty Realty Corp. REIT	53,552
3,003	Gladstone Commercial Corp. REIT	53,604
6,117	Independence Realty Trust, Inc. REIT	50,955
5,317	iStar, Inc. REIT(c)	59,178
7,118	Nam Tai Property, Inc. (China)	57,656
2,677	National Storage Affiliates Trust REIT	52,416
2,857	NexPoint Residential Trust, Inc. REIT	53,254
2,322	One Liberty Properties, Inc. REIT	54,706
4,177	Preferred Apartment Communities, Inc., Class A REIT	54,384
3,149	Silver Bay Realty Trust Corp. REIT	52,746
3,649	Tier REIT, Inc. REIT	53,823
4,017	Whitestone REIT	53,426

		1,298,077

	Telecommunication Services—1.4%
2,542	Hawaiian Telcom Holdco, Inc.(c)	52,162
4,348	Internet Gold-Golden Lines Ltd. (Israel)(c)	52,220
7,100	Iridium Communications, Inc.(c)	57,865
5,541	ORBCOMM, Inc.(c)	49,481
3,267	Spok Holdings, Inc.	58,969
5,477	Windstream Holdings, Inc.	42,994

		313,691

	Utilities—1.1%
3,901	8point3 Energy Partners LP, Class A	59,686
1,130	Connecticut Water Service, Inc.	58,839
1,593	Middlesex Water Co.	57,507
1,293	SJW Corp.	65,594

		241,626

	Total Common Stocks and Other Equity Interests (Cost $20,625,288)	22,039,034

	Money Market Fund—0.4%
77,773	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $77,773)	77,773

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,703,061)—100.3%	22,116,807

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.2%
488,643	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $488,643)	$488,643

	Total Investments (Cost $21,191,704)—102.5%	22,605,450
	Other assets less liabilities—(2.5)%	(559,775)

	Net Assets—100.0%	$22,045,675

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Assets:
Unaffiliated investments, at value(a)	$418,944,592	$1,001,381,413	$11,926,174	$26,641,906
Affiliated investments, at value	285,266	—	84,421	2,835,393

Total investments, at value	419,229,858	1,001,381,413	12,010,595	29,477,299

Receivables:
Dividends	333,137	1,252,946	4,113	556
Expenses absorbed	—	—	7,212	244
Investments sold	—	—	3,996	—
Foreign tax reclaims	—	—	—	—
Securities lending	—	—	—	5,738
Other assets	848	2,515	1,365	978

Total Assets	419,563,843	1,002,636,874	12,027,281	29,484,815

Liabilities:
Due to custodian	—	413,539	—	—
Payables:
Investments purchased	—	—	16,022	—
Collateral upon return of securities loaned	—	—	15,300	2,769,956
Shares repurchased	—	—	—	—
Expenses recaptured	—	—	—	—
Accrued advisory fees	179,795	425,338	—	—
Accrued trustees’ and officer’s fees	34,592	46,965	15,625	17,013
Accrued expenses	141,200	296,369	51,687	54,687

Total Liabilities	355,587	1,182,211	98,634	2,841,656

Net Assets	$419,208,256	$1,001,454,663	$11,928,647	$26,643,159

Net Assets Consist of:
Shares of beneficial interest	$635,502,855	$1,157,626,824	$22,153,416	$61,608,270
Undistributed net investment income	404,669	2,458,785	15,587	541
Undistributed net realized gain (loss)	(242,626,785)	(205,511,722)	(10,236,255)	(35,087,567)
Net unrealized appreciation (depreciation)	25,927,517	46,880,776	(4,101)	121,915

Net Assets	$419,208,256	$1,001,454,663	$11,928,647	$26,643,159

Shares outstanding (unlimited amount authorized, $0.01 par value)	13,500,000	32,300,000	350,000	1,100,000
Net asset value	$31.05	$31.00	$34.08	$24.22

Market price	$31.08	$31.03	$34.12	$24.24

Unaffiliated investments, at cost	$393,017,075	$954,500,637	$11,930,158	$26,519,991

Affiliated investments, at cost	$285,266	$—	$84,538	$2,835,393

Total investments, at cost	$393,302,341	$954,500,637	$12,014,696	$29,355,384

(a) Includes securities on loan with an aggregate value of	$—	$—	$14,568	$2,702,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares Russell 2000 Pure Value Portfolio (PXSV)	PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	PowerShares Russell Midcap Pure Value Portfolio (PXMV)	PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$61,255,721	$23,545,315	$59,993,790	$46,449,785	$30,728,885	$136,029,090	$63,253,325	$22,039,034
4,433,378	392,168	1,129,561	2,243,088	54,184	2,837,319	—	566,416

65,689,099	23,937,483	61,123,351	48,692,873	30,783,069	138,866,409	63,253,325	22,605,450

29,000	12,567	3,664	23,465	28,614	101,418	86,401	10,327
—	1,685	—	—	2,087	—	—	—
—	—	—	—	—	1,665,383	—	1,994
326	—	—	—	744	—	—	—
11,288	1,491	1,908	2,927	—	3,888	—	1,301
989	199	1,360	993	977	1,042	1,011	887

65,730,702	23,953,425	61,130,283	48,720,258	30,815,491	140,638,140	63,340,737	22,619,959

—	—	—	—	—	—	11,355	—

—	—	—	—	—	—	—	—
4,030,820	316,446	1,051,355	2,176,802	—	2,726,460	—	488,643
—	—	—	—	—	1,666,414	—	—
—	—	—	—	—	734	—	—
9,225	—	10,762	5,735	—	34,430	10,996	2,666
18,969	16,137	24,049	17,687	16,762	13,331	11,377	18,361
72,238	53,778	61,337	55,238	47,755	73,601	58,341	64,614

4,131,252	386,361	1,147,503	2,255,462	64,517	4,514,970	92,069	574,284

$61,599,450	$23,567,064	$59,982,780	$46,464,796	$30,750,974	$136,123,170	$63,248,668	$22,045,675

$103,597,424	$36,353,631	$227,740,366	$84,668,448	$40,908,822	$139,299,993	$59,173,888	$89,905,164
435,322	55,944	9,823	231,494	62,731	137,595	250,394	2,611
(42,683,787)	(11,967,012)	(169,343,129)	(38,380,268)	(10,870,694)	(6,692,305)	(900,923)	(69,275,846)
250,491	(875,499)	1,575,720	(54,878)	650,115	3,377,887	4,725,309	1,413,746

$61,599,450	$23,567,064	$59,982,780	$46,464,796	$30,750,974	$136,123,170	$63,248,668	$22,045,675

2,450,000	600,000	2,000,000	1,650,000	750,000	4,100,000	2,000,000	1,350,000
$25.14	$39.28	$29.99	$28.16	$41.00	$33.20	$31.62	$16.33

$25.18	$39.31	$30.01	$28.18	$41.03	$33.22	$31.65	$16.32

$61,002,813	$24,416,206	$58,418,070	$46,504,663	$30,078,770	$132,651,203	$58,528,016	$20,625,288

$4,435,772	$396,776	$1,129,561	$2,243,088	$54,184	$2,837,319	$—	$566,416

$65,438,585	$24,812,982	$59,547,631	$48,747,751	$30,132,954	$135,488,522	$58,528,016	$21,191,704

$3,820,776	$305,867	$1,021,967	$2,103,067	$—	$2,642,661	$—	$471,883

63

Statements of Operations

For the six months ended October 31, 2016

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)	PowerShares Dynamic Large Cap Value Portfolio (PWV)	PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Investment Income:
Unaffiliated dividend income	$3,164,260	$14,372,214	$83,955	$51,365
Affiliated dividend income	494	1,328	275	121
Securities lending income	—	—	—	43,853
Foreign withholding tax	(795)	—	(41)	—

Total Income	3,163,959	14,373,542	84,189	95,339

Expenses:
Advisory fees	1,101,811	2,537,231	16,584	40,511
Sub-licensing fees	66,108	152,232	1,160	2,835
Accounting & administration fees	40,095	93,591	18,015	18,053
Professional fees	14,757	18,759	13,832	14,022
Trustees’ and officer’s fees	7,734	12,765	3,942	4,066
Custodian & transfer agent fees	4,466	16,036	14,582	9,174
Recapture (Note 3)	—	—	—	—
Other expenses	19,257	32,964	6,193	7,106

Total Expenses	1,254,228	2,863,578	74,308	95,767

Less: Waivers	(252)	(697)	(57,772)	(41,343)

Net Expenses	1,253,976	2,862,881	16,536	54,424

Net Investment Income	1,909,983	11,510,661	67,653	40,915

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(9,219,897)	(18,206,580)	(258,909)	(3,699,095)
In-kind redemptions	22,870,220	52,780,198	392,448	1,548,497
Foreign currencies	—	—	—	—

Net realized gain (loss)	13,650,323	34,573,618	133,539	(2,150,598)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(10,106,043)	(1,550,676)	504,866	3,109,786
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	(10,106,043)	(1,550,676)	504,866	3,109,786

Net realized and unrealized gain	3,544,280	33,022,942	638,405	959,188

Net increase in net assets resulting from operations	$5,454,263	$44,533,603	$706,058	$1,000,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares Russell 2000 Pure Value Portfolio (PXSV)	PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	PowerShares Russell Midcap Pure Value Portfolio (PXMV)	PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	PowerShares Zacks Micro Cap Portfolio (PZI)

$802,883	$196,488	$160,247	$594,661	$339,309	$865,820	$974,469	$250,049
16,961	363	158	90	129	332	110	142
80,451	9,193	8,929	19,477	—	3,888	—	11,356
(86)	(205)	—	(558)	(400)	—	(1,977)	(512)

900,209	205,839	169,334	613,670	339,038	870,040	972,602	261,035

89,457	30,129	91,800	67,079	40,450	216,369	96,508	55,284
6,267	2,108	6,423	4,698	2,830	15,629	10,269	11,057
18,141	18,108	18,058	18,088	18,054	18,022	18,052	17,978
13,729	13,725	13,823	13,589	13,903	14,195	13,754	14,435
4,355	4,042	4,395	4,228	4,130	5,140	4,421	4,027
14,454	8,448	4,261	6,799	4,958	3,621	3,968	8,716
—	—	—	—	—	9,642	—	—
9,185	6,832	8,776	7,882	6,888	8,374	6,688	7,347

155,588	83,392	147,536	122,363	91,213	290,992	153,660	118,844

(35,357)	(53,319)	(24,151)	(32,199)	(50,823)	(163)	(23,926)	(41,515)

120,231	30,073	123,385	90,164	40,390	290,829	129,734	77,329

779,978	175,766	45,949	523,506	298,648	579,211	842,868	183,706

(8,000,454)	(738,430)	(8,801,527)	(3,613,230)	(455,890)	(9,756,506)	(2,116,703)	212,433
4,556,053	—	1,558,047	3,176,847	727,972	5,606,446	2,519,327	994,913
(6)	—	—	—	—	—	—	—

(3,444,407)	(738,430)	(7,243,480)	(436,383)	272,082	(4,150,060)	402,624	1,207,346

5,472,581	940,694	8,551,612	1,351,554	679,689	4,668,875	3,278,988	(126,873)
(23)	—	—	—	—	—	—	—

5,472,558	940,694	8,551,612	1,351,554	679,689	4,668,875	3,278,988	(126,873)

2,028,151	202,264	1,308,132	915,171	951,771	518,815	3,681,612	1,080,473

$2,808,129	$378,030	$1,354,081	$1,438,677	$1,250,419	$1,098,026	$4,524,480	$1,264,179

65

Statements of Changes in Net Assets

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio (PWB)		PowerShares Dynamic Large Cap Value Portfolio (PWV)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income	$1,909,983	$2,394,933	$11,510,661	$24,237,976
Net realized gain (loss)	13,650,323	6,768,820	34,573,618	(23,521,415)
Net change in unrealized appreciation (depreciation)	(10,106,043)	1,296,040	(1,550,676)	(24,474,487)

Net increase (decrease) in net assets resulting from operations	5,454,263	10,459,793	44,533,603	(23,757,926)

Distributions to Shareholders from:
Net investment income	(2,044,658)	(2,182,044)	(12,537,869)	(23,938,985)

Shareholder Transactions:
Proceeds from shares sold	158,465,073	266,442,635	558,440,647	396,601,556
Value of shares repurchased	(186,418,290)	(158,547,925)	(564,280,540)	(460,948,721)

Net increase (decrease) in net assets resulting from shares transactions	(27,953,217)	107,894,710	(5,839,893)	(64,347,165)

Increase (Decrease) in Net Assets	(24,543,612)	116,172,459	26,155,841	(112,044,076)

Net Assets:
Beginning of period	443,751,868	327,579,409	975,298,822	1,087,342,898

End of period	$419,208,256	$443,751,868	$1,001,454,663	$975,298,822

Undistributed net investment income at end of period	$404,669	$539,344	$2,458,785	$3,485,993

Changes in Shares Outstanding:
Shares sold	5,000,000	8,650,000	17,900,000	13,300,000
Shares repurchased	(5,900,000)	(5,100,000)	(18,100,000)	(15,400,000)
Shares outstanding, beginning of period	14,400,000	10,850,000	32,500,000	34,600,000

Shares outstanding, end of period	13,500,000	14,400,000	32,300,000	32,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)		PowerShares Russell 2000 Pure Growth Portfolio (PXSG)		PowerShares Russell 2000 Pure Value Portfolio (PXSV)		PowerShares Russell Midcap Equal Weight Portfolio (EQWM)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$67,653	$127,115	$40,915	$80,568	$779,978	$1,724,311	$175,766	$426,021
133,539	1,476,128	(2,150,598)	5,313,096	(3,444,407)	8,397,908	(738,430)	5,053,874
504,866	(2,766,711)	3,109,786	(8,134,006)	5,472,558	(14,486,084)	940,694	(6,753,851)

706,058	(1,163,468)	1,000,103	(2,740,342)	2,808,129	(4,363,865)	378,030	(1,273,956)

(66,651)	(138,899)	(55,371)	(145,600)	(667,207)	(1,647,876)	(168,300)	(425,755)

—	12,873,920	6,009,885	35,117,426	25,911,038	68,582,873	—	24,737,975
(1,786,067)	(14,648,979)	(7,030,693)	(38,302,893)	(26,120,125)	(74,996,370)	—	(33,973,183)

(1,786,067)	(1,775,059)	(1,020,808)	(3,185,467)	(209,087)	(6,413,497)	—	(9,235,208)

(1,146,660)	(3,077,426)	(76,076)	(6,071,409)	1,931,835	(12,425,238)	209,730	(10,934,919)

13,075,307	16,152,733	26,719,235	32,790,644	59,667,615	72,092,853	23,357,334	34,292,253

$11,928,647	$13,075,307	$26,643,159	$26,719,235	$61,599,450	$59,667,615	$23,567,064	$23,357,334

$15,587	$14,585	$541	$14,997	$435,322	$322,551	$55,944	$48,478

—	350,000	250,000	1,350,000	1,050,000	2,600,000	—	600,000
(50,000)	(400,000)	(300,000)	(1,500,000)	(1,100,000)	(2,900,000)	—	(850,000)
400,000	450,000	1,150,000	1,300,000	2,500,000	2,800,000	600,000	850,000

350,000	400,000	1,100,000	1,150,000	2,450,000	2,500,000	600,000	600,000

67

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares Russell Midcap Pure Growth Portfolio (PXMG)		PowerShares Russell Midcap Pure Value Portfolio (PXMV)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income	$45,949	$192,398	$523,506	$1,160,598
Net realized gain (loss)	(7,243,480)	16,044,559	(436,383)	10,092,452
Net change in unrealized appreciation (depreciation)	8,551,612	(24,188,266)	1,351,554	(11,073,689)

Net increase (decrease) in net assets resulting from operations	1,354,081	(7,951,309)	1,438,677	179,361

Distributions to Shareholders from:
Net investment income	(52,993)	(409,368)	(485,740)	(1,090,750)

Shareholder Transactions:
Proceeds from shares sold	12,023,199	91,126,421	18,286,854	43,244,079
Value of shares repurchased	(20,356,501)	(103,621,188)	(23,138,591)	(44,306,740)

Net increase (decrease) in net assets resulting from shares transactions	(8,333,302)	(12,494,767)	(4,851,737)	(1,062,661)

Increase (Decrease) in Net Assets	(7,032,214)	(20,855,444)	(3,898,800)	(1,974,050)

Net Assets:
Beginning of period	67,014,994	87,870,438	50,363,596	52,337,646

End of period	$59,982,780	$67,014,994	$46,464,796	$50,363,596

Undistributed net investment income at end of period	$9,823	$16,867	$231,494	$193,728

Changes in Shares Outstanding:
Shares sold	400,000	2,800,000	650,000	1,550,000
Shares repurchased	(700,000)	(3,250,000)	(850,000)	(1,600,000)
Shares outstanding, beginning of period	2,300,000	2,750,000	1,850,000	1,900,000

Shares outstanding, end of period	2,000,000	2,300,000	1,650,000	1,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)		PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)		PowerShares Russell Top 200 Pure Value Portfolio (PXLV)		PowerShares Zacks Micro Cap Portfolio (PZI)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$298,648	$735,628	$579,211	$1,176,283	$842,868	$1,194,351	$183,706	$344,756
272,082	7,178,998	(4,150,060)	31,202,722	402,624	2,691,966	1,207,346	(1,028,304)
679,689	(8,004,214)	4,668,875	(32,667,566)	3,278,988	(1,493,930)	(126,873)	22,641

1,250,419	(89,588)	1,098,026	(288,561)	4,524,480	2,392,387	1,264,179	(660,907)

(317,280)	(736,635)	(744,030)	(1,168,868)	(765,865)	(1,133,932)	(274,792)	(314,529)

2,088,331	30,707,855	28,233,747	179,576,353	16,609,806	57,153,056	5,896,979	–
(6,075,183)	(38,325,557)	(43,879,335)	(172,206,268)	(25,148,282)	(31,730,490)	(5,864,976)	(6,919,902)

(3,986,852)	(7,617,702)	(15,645,588)	7,370,085	(8,538,476)	25,422,566	32,003	(6,919,902)

(3,053,713)	(8,443,925)	(15,291,592)	5,912,656	(4,779,861)	26,681,021	1,021,390	(7,895,338)

33,804,687	42,248,612	151,414,762	145,502,106	68,028,529	41,347,508	21,024,285	28,919,623

$30,750,974	$33,804,687	$136,123,170	$151,414,762	$63,248,668	$68,028,529	$22,045,675	$21,024,285

$62,731	$81,363	$137,595	$302,414	$250,394	$173,391	$2,611	$93,697

50,000	750,000	850,000	5,350,000	550,000	2,000,000	350,000	–
(150,000)	(950,000)	(1,350,000)	(5,050,000)	(850,000)	(1,050,000)	(350,000)	(450,000)
850,000	1,050,000	4,600,000	4,300,000	2,300,000	1,350,000	1,350,000	1,800,000

750,000	850,000	4,100,000	4,600,000	2,000,000	2,300,000	1,350,000	1,350,000

69

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$30.82		$30.19	$25.62	$21.29	$18.73	$17.63
Net investment income(a)	0.14		0.19	0.18	0.10	0.21	0.15
Net realized and unrealized gain on investments	0.24		0.62	4.56	4.34	2.55	1.09
Total from investment operations	0.38		0.81	4.74	4.44	2.76	1.24
Distributions to shareholders from:
Net investment income	(0.15)		(0.18)	(0.17)	(0.11)	(0.20)	(0.14)
Net asset value at end of period	$31.05		$30.82	$30.19	$25.62	$21.29	$18.73
Market price at end of period(b)	$31.08		$30.81	$30.17	$25.62	$21.28	$18.72
Net Asset Value Total Return(c)	1.22%		2.70%	18.52%	20.91%	14.91%	7.18%
Market Price Total Return(c)	1.35%		2.73%	18.44%	20.96%	14.92%	7.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$419,208		$443,752	$327,579	$285,675	$212,897	$191,013
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(d)	0.57%	0.58%	0.58%	0.59%	0.61%
Expenses, prior to Waivers	0.57	%(d)	0.57%	0.58%	0.58%	0.59%	0.62%
Net investment income, after Waivers	0.87	%(d)	0.64%	0.63%	0.43%	1.08%	0.89%
Portfolio turnover rate(e)	60%		97%	143%	123%	47%	64%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Large Cap Value Portfolio (PWV)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$30.01		$31.43	$29.51	$25.21	$20.73	$20.35
Net investment income(a)	0.35		0.73	0.64	0.55	0.52	0.46
Net realized and unrealized gain (loss) on investments	1.03		(1.43)	1.88	4.30	4.48	0.38
Total from investment operations	1.38		(0.70)	2.52	4.85	5.00	0.84
Distributions to shareholders from:
Net investment income	(0.39)		(0.72)	(0.60)	(0.55)	(0.52)	(0.46)
Net asset value at end of period	$31.00		$30.01	$31.43	$29.51	$25.21	$20.73
Market price at end of period(b)	$31.03		$30.00	$31.42	$29.49	$25.22	$20.71
Net Asset Value Total Return(c)	4.62%		(2.17)%	8.56%	19.48%	24.55%	4.34%
Market Price Total Return(c)	4.76%		(2.18)%	8.60%	19.35%	24.72%	4.20%
Ratios/Supplemental Data:
Net assets at end of period(000’s omitted)	$1,001,455		$975,299	$1,087,343	$801,088	$574,825	$419,740
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(d)	0.57%	0.57%	0.57%	0.59%	0.59%
Expenses, prior to Waivers	0.56	%(d)	0.57%	0.57%	0.57%	0.59%	0.59%
Net investment income, after Waivers	2.27	%(d)	2.44%	2.10%	2.04%	2.36%	2.39%
Portfolio turnover rate(e)	65%		98%	82%	103%	58%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights (continued)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016		2015		2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$32.69		$35.89		$32.85		$27.80	$24.21	$25.32
Net investment income(a)	0.18		0.31		0.41		0.33	0.46	0.22
Net realized and unrealized gain (loss) on investments	1.39		(3.17)		3.03		5.12	3.60	(1.18)
Total from investment operations	1.57		(2.86)		3.44		5.45	4.06	(0.96)
Distributions to shareholders from:
Net investment income	(0.18)		(0.34)		(0.40)		(0.40)	(0.47)	(0.15)
Net asset value at end of period	$34.08		$32.69		$35.89		$32.85	$27.80	$24.21
Market price at end of period(b)	$34.12		$32.71		$35.90		$32.84	$27.76	$24.18
Net Asset Value Total Return(c)	4.80%		(8.00)%		10.53%		19.76%	17.05%	(3.70)%
Market Price Total Return(c)	4.86%		(7.97)%		10.59%		19.90%	17.03%	(3.85)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$11,929		$13,075		$16,153		$14,784	$15,290	$15,735
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.26	%(e)	0.39	%(e)	0.39%	0.39%	0.43%
Expenses, prior to Waivers	1.12	%(d)	1.17	%(e)	0.98	%(e)	0.94%	1.22%	1.25%
Net investment income, after Waivers	1.02	%(d)	0.94%		1.20%		1.06%	1.88%	0.97%
Portfolio turnover rate(f)	27%		143%		7%		50%	45%	97%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights (continued)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016		2015		2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$23.23		$25.22		$23.90		$19.74		$17.66		$19.03
Net investment income(a)	0.04		0.06		0.25		0.20		0.13		0.07
Net realized and unrealized gain (loss) on investments	1.00		(1.93)		1.39		4.17		2.08		(1.44)
Total from investment operations	1.04		(1.87)		1.64		4.37		2.21		(1.37)
Distributions to shareholders from:
Net investment income	(0.05)		(0.12)		(0.32)		(0.21)		(0.13)		—
Net asset value at end of period	$24.22		$23.23		$25.22		$23.90		$19.74		$17.66
Market price at end of period(b)	$24.24		$23.26		$25.21		$23.89		$19.72		$17.64
Net Asset Value Total Return(c)	4.47%		(7.47)%		6.92%		22.31%		12.63%		(7.20)%
Market Price Total Return(c)	4.42%		(7.31)%		6.92%		22.38%		12.65%		(7.40)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,643		$26,719		$32,791		$29,872		$26,646		$30,913
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39	%(e)	0.39	%(e)	0.39	%(e)	0.39	%(e)	0.48%
Expenses, prior to Waivers	0.69	%(d)	0.67	%(e)	0.69	%(e)	0.70	%(e)	0.92	%(e)	0.69%
Net investment income, after Waivers	0.29	%(d)	0.27%		1.02%		0.90%		0.72%		0.41%
Portfolio turnover rate(f)	48%		144%		6%		39%		39%		189%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning at the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights (continued)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$23.87		$25.75	$24.67	$19.63	$16.35	$17.07
Net investment income(a)	0.32		0.63	0.42	0.30	0.32	0.19
Net realized and unrealized gain (loss) on investments	1.22		(1.91)	1.03	5.03	3.31	(0.72)
Total from investment operations	1.54		(1.28)	1.45	5.33	3.63	(0.53)
Distributions to shareholders from:
Net investment income	(0.27)		(0.60)	(0.37)	(0.29)	(0.35)	(0.19)
Net asset value at end of period	$25.14		$23.87	$25.75	$24.67	$19.63	$16.35
Market price at end of period(b)	$25.18		$23.88	$25.75	$24.68	$19.61	$16.33
Net Asset Value Total Return(c)	6.49%		(4.93)%	5.91%	27.29%	22.56%	(3.01)%
Market Price Total Return(c)	6.61%		(4.90)%	5.87%	27.47%	22.58%	(3.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,599		$59,668	$72,093	$65,376	$48,084	$52,312
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.43%
Expenses, prior to Waivers	0.50	%(d)	0.50%	0.55%	0.54%	0.70%	0.64%
Net investment income, after Waivers	2.53	%(d)	2.67%	1.65%	1.31%	1.87%	1.28%
Portfolio turnover rate(e)	54%		137%	5%	43%	31%	109%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$38.93		$40.34	$36.31	$30.41	$26.60	$27.15
Net investment income(a)	0.29		0.56	0.50	0.40	0.43	0.29
Net realized and unrealized gain (loss) on investments	0.34		(1.41)	4.03	5.90	3.80	(0.57)
Total from investment operations	0.63		(0.85)	4.53	6.30	4.23	(0.28)
Distributions to shareholders from:
Net investment income	(0.28)		(0.56)	(0.50)	(0.40)	(0.42)	(0.27)
Net asset value at end of period	$39.28		$38.93	$40.34	$36.31	$30.41	$26.60
Market price at end of period(b)	$39.31		$38.89	$40.35	$36.25	$30.39	$26.62
Net Asset Value Total Return(c)	1.62%		(2.02)%	12.52%	20.85%	16.16%	(0.93)%
Market Price Total Return(c)	1.80%		(2.14)%	12.73%	20.73%	16.00%	(0.85)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,567		$23,357	$34,292	$30,867	$19,768	$18,623
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.26%	0.39%	0.39%	0.39%	0.43%
Expenses, prior to Waivers	0.69	%(d)	0.69%	0.66%	0.69%	1.00%	1.01%
Net investment income, after Waivers	1.46	%(d)	1.50%	1.31%	1.19%	1.58%	1.16%
Portfolio turnover rate(e)	21%		135%	5%	50%	38%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$29.14		$31.95	$30.02	$26.06	$22.65	$24.13
Net investment income(a)	0.02		0.07	0.47	0.33	0.26	0.13
Net realized and unrealized gain (loss) on investments	0.86		(2.72)	1.92	4.01	3.38	(1.53)
Total from investment operations	0.88		(2.65)	2.39	4.34	3.64	(1.40)
Distributions to shareholders from:
Net investment income	(0.03)		(0.16)	(0.46)	(0.38)	(0.23)	(0.08)
Net asset value at end of period	$29.99		$29.14	$31.95	$30.02	$26.06	$22.65
Market price at end of period(b)	$30.01		$29.12	$31.95	$29.99	$26.04	$22.63
Net Asset Value Total Return(c)	3.01%		(8.34)%	7.98%	16.80%	16.23%	(5.74)%
Market Price Total Return(c)	3.15%		(8.40)%	8.09%	16.77%	16.25%	(5.83)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$59,983		$67,015	$87,870	$91,555	$82,101	$87,203
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.43%
Expenses, prior to Waivers	0.47	%(d)	0.44%	0.46%	0.45%	0.54%	0.55%
Net investment income, after Waivers	0.15	%(d)	0.25%	1.51%	1.19%	1.14%	0.61%
Portfolio turnover rate(e)	45%		147%	3%	33%	33%	75%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016		2015		2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$27.22		$27.55		$25.88		$20.98	$17.06	$17.07
Net investment income(a)	0.32		0.68		0.43		0.37	0.37	0.25
Net realized and unrealized gain (loss) on investments	0.92		(0.37)		1.63		4.87	3.94	(0.03)
Total from investment operations	1.24		0.31		2.06		5.24	4.31	0.22
Distributions to shareholders from:
Net investment income	(0.30)		(0.64)		(0.39)		(0.34)	(0.39)	(0.23)
Net asset value at end of period	$28.16		$27.22		$27.55		$25.88	$20.98	$17.06
Market price at end of period(b)	$28.18		$27.21		$27.53		$25.87	$20.98	$17.04
Net Asset Value Total Return(c)	4.57%		1.35%		7.98%		25.19%	25.74%	1.42%
Market Price Total Return(c)	4.68%		1.39%		7.94%		25.14%	25.89%	1.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$46,465		$50,364		$52,338		$42,709	$28,321	$32,408
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39	%(e)	0.39	%(e)	0.39%	0.39%	0.43%
Expenses, prior to Waivers	0.53	%(d)	0.54	%(e)	0.56	%(e)	0.62%	0.82%	0.79%
Net investment income, after Waivers	2.26	%(d)	2.62%		1.58%		1.56%	2.08%	1.57%
Portfolio turnover rate(f)	41%		131%		4%		33%	25%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$39.77		$40.24	$37.06	$30.97	$26.66	$26.42
Net investment income(a)	0.38		0.78	0.75	0.63	0.65	0.57
Net realized and unrealized gain (loss) on investments	1.25		(0.48)	3.14	6.03	4.35	0.32
Total from investment operations	1.63		0.30	3.89	6.66	5.00	0.89
Distributions to shareholders from:
Net investment income	(0.40)		(0.77)	(0.71)	(0.57)	(0.69)	(0.65)
Net asset value at end of period	$41.00		$39.77	$40.24	$37.06	$30.97	$26.66
Market price at end of period(b)	$41.03		$39.73	$40.21	$37.08	$30.98	$26.66
Net Asset Value Total Return(c)	4.11%		0.81%	10.52%	21.69%	19.10%	3.64%
Market Price Total Return(c)	4.29%		0.78%	10.38%	21.72%	19.15%	3.64%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,751		$33,805	$42,249	$40,770	$27,874	$25,326
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.26%	0.39%	0.39%	0.39%	0.43%
Expenses, prior to Waivers	0.56	%(d)	0.54%	0.57%	0.60%	0.80%	0.90%
Net investment income, after Waivers	1.85	%(d)	1.99%	1.92%	1.85%	2.38%	2.32%
Portfolio turnover rate(e)	17%		101%	3%	38%	43%	58%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,				For the Period June 13, 2011(a) Through April 30, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$32.92		$33.84	$29.53	$25.10	$22.20	$20.00
Net investment income(b)	0.13		0.28	0.55	0.50	0.39	0.28
Net realized and unrealized gain (loss) on investments	0.32		(0.91)	4.29	4.57	2.87	2.09
Total from investment operations	0.45		(0.63)	4.84	5.07	3.26	2.37
Distributions to shareholders from:
Net investment income	(0.17)		(0.29)	(0.53)	(0.62)	(0.36)	(0.17)
Net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.17)		(0.29)	(0.53)	(0.64)	(0.36)	(0.17)
Net asset value at end of period	$33.20		$32.92	$33.84	$29.53	$25.10	$22.20
Market price at end of period(c)	$33.22		$32.92	$33.82	$29.52	$25.08	$22.19
Net Asset Value Total Return(d)	1.37%		(1.89)%	16.49%	20.54%	14.87%	11.99	%(e)
Market Price Total Return(d)	1.43%		(1.83)%	16.46%	20.59%	14.83%	11.94	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$136,123		$151,415	$145,502	$106,322	$82,816	$4,440
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39	%(f)
Expenses, prior to Waivers	0.39	%(f)	0.39%	0.43%	0.45%	0.79%	7.69	%(f)
Net investment income, after Waivers	0.78	%(f)	0.85%	1.73%	1.84%	1.63%	1.54	%(f)
Portfolio turnover rate(g)	28%		105%	2%	22%	90%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the exchange) to April 30, 2012 was 13.81%. The market price total return from Fund Inception to April 30, 2012 was 13.87%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights (continued)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,				For the Period June 13, 2011(a) Through April 30, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.58		$30.63	$29.40	$25.16	$20.37	$20.00
Net investment income(b)	0.39		0.80	0.72	0.63	0.52	0.39
Net realized and unrealized gain (loss) on investments	2.02		(1.09)	1.16	4.17	4.77	0.33
Total from investment operations	2.41		(0.29)	1.88	4.80	5.29	0.72
Distributions to shareholders from:
Net investment income	(0.37)		(0.76)	(0.65)	(0.54)	(0.50)	(0.35)
Net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.37)		(0.76)	(0.65)	(0.56)	(0.50)	(0.35)
Net asset value at end of period	$31.62		$29.58	$30.63	$29.40	$25.16	$20.37
Market price at end of period(c)	$31.65		$29.55	$30.62	$29.39	$25.16	$20.35
Net Asset Value Total Return(d)	8.19%		(0.84)%	6.41%	19.27%	26.41%	3.80	%(e)
Market Price Total Return(d)	8.40%		(0.92)%	6.41%	19.23%	26.53%	3.70	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,249		$68,029	$41,348	$14,701	$7,549	$8,148
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39	%(f)
Expenses, prior to Waivers	0.46	%(f)	0.55%	0.62%	1.05%	2.10%	2.87	%(f)
Net investment income, after Waivers	2.53	%(f)	2.78%	2.37%	2.32%	2.43%	2.38	%(f)
Portfolio turnover rate(g)	28%		77%	2%	23%	9%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 16, 2011, the first day of trading on the exchange) to April 30, 2012 was 5.17%. The market price total return from Fund Inception to April 30, 2012 was 5.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Zacks Micro Cap Portfolio (PZI)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$15.57		$16.07	$16.26	$13.57	$11.34	$12.53
Net investment income(a)	0.14		0.21	0.21	0.20	0.20	0.10
Net realized and unrealized gain (loss) on investments	0.82		(0.52)	(0.09)	2.65	2.25	(1.16)
Total from investment operations	0.96		(0.31)	0.12	2.85	2.45	(1.06)
Distributions to shareholders from:
Net investment income	(0.20)		(0.19)	(0.31)	(0.16)	(0.22)	(0.13)
Net asset value at end of period	$16.33		$15.57	$16.07	$16.26	$13.57	$11.34
Market price at end of period(b)	$16.32		$15.57	$16.05	$16.25	$13.54	$11.32
Net Asset Value Total Return(c)	6.22%		(1.94)%	0.71%	21.06%	21.95%	(8.34)%
Market Price Total Return(c)	6.16%		(1.82)%	0.64%	21.25%	21.90%	(8.42)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,046		$21,024	$28,920	$61,782	$42,055	$34,019
Ratio to average net assets of:
Expenses, after Waivers(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers(d)	1.07	%(e)	1.00%	0.90%	0.79%	0.98%	0.92%
Net investment income, after Waivers	1.66	%(e)	1.37%	1.28%	1.29%	1.72%	0.92%
Portfolio turnover rate(f)	69%		134%	115%	123%	96%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio (PWB)	“Dynamic Large Cap Growth Portfolio”
PowerShares Dynamic Large Cap Value Portfolio (PWV)	“Dynamic Large Cap Value Portfolio”
PowerShares Russell 2000 Equal Weight Portfolio (EQWS)	“Russell 2000 Equal Weight Portfolio”
PowerShares Russell 2000 Pure Growth Portfolio (PXSG)	“Russell 2000 Pure Growth Portfolio”
PowerShares Russell 2000 Pure Value Portfolio (PXSV)	“Russell 2000 Pure Value Portfolio”
PowerShares Russell Midcap Equal Weight Portfolio (EQWM)	“Russell Midcap Equal Weight Portfolio”
PowerShares Russell Midcap Pure Growth Portfolio (PXMG)	“Russell Midcap Pure Growth Portfolio”
PowerShares Russell Midcap Pure Value Portfolio (PXMV)	“Russell Midcap Pure Value Portfolio”
PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)	“Russell Top 200 Equal Weight Portfolio”
PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)	“Russell Top 200 Pure Growth Portfolio”
PowerShares Russell Top 200 Pure Value Portfolio (PXLV)	“Russell Top 200 Pure Value Portfolio”
PowerShares Zacks Micro Cap Portfolio (PZI)	“Zacks Micro Cap Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
Russell 2000 Equal Weight Portfolio	Russell 2000® Equal Weight Index
Russell 2000 Pure Growth Portfolio	Russell 2000® Pure Growth Index
Russell 2000 Pure Value Portfolio	Russell 2000® Pure Value Index
Russell Midcap Equal Weight Portfolio	Russell Midcap® Equal Weight Index
Russell Midcap Pure Growth Portfolio	Russell Midcap® Pure Growth Index
Russell Midcap Pure Value Portfolio	Russell Midcap® Pure Value Index
Russell Top 200 Equal Weight Portfolio	Russell Top 200® Equal Weight Index
Russell Top 200 Pure Growth Portfolio	Russell Top 200® Pure Growth Index
Russell Top 200 Pure Value Portfolio	Russell Top 200® Pure Value Index
Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the

79

Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

80

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Russell Top 200 Pure Growth Portfolio and Russell Top 200 Pure Value Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. For Russell 2000 Equal Weight Portfolio, Russell 2000 Pure Growth Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Equal Weight Portfolio, Russell Midcap Pure Growth Portfolio and Russell Midcap Pure Value Portfolio, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. For Dynamic Large Cap Growth Portfolio, Russell 2000 Pure Growth Portfolio, Russell Midcap Pure Growth Portfolio and Russell Top 200 Pure Growth Portfolio, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Micro Capitalization Company Risk. Zacks Micro Cap Portfolio’s investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Value Risk. For Dynamic Large Cap Value Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Pure Value Portfolio and Russell Top 200 Pure Value Portfolio, “value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of each Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

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C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2016, Russell 2000 Equal Weight Portfolio, Russell 2000 Pure Growth Portfolio, Russell 2000 Pure Value Portfolio, Russell Midcap Equal Weight Portfolio, Russell Midcap Pure Growth Portfolio, Russell Midcap Pure Value Portfolio, Russell Top 200 Pure Growth Portfolio and Zacks Micro Cap Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio, Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio, Russell Top 200 Equal Weight Portfolio and Zacks Micro Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio and Russell Top 200 Equal Weight Portfolio has agreed to pay the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio, Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio, Russell Top 200 Equal Weight Portfolio and Zacks Micro Cap Portfolio) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2017. The Expense Cap for each of Russell 2000 Equal Weight Portfolio, Russell Midcap Equal Weight Portfolio and Russell Top 200 Equal Weight Portfolio is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2017. The Expense Cap for each of Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Zacks Micro Cap Portfolio is 0.60% of the Fund’s average daily net assets per year, through at least August 31, 2017, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Offering costs excluded from each Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2017. During its term, the Expense Agreement cannot be terminated

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or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Large Cap Growth Portfolio, Dynamic Large Cap Value Portfolio and Russell Top 200 Pure Growth Portfolio.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2016, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth Portfolio	$252
Dynamic Large Cap Value Portfolio	697
Russell 2000 Equal Weight Portfolio	57,772
Russell 2000 Pure Growth Portfolio	41,343
Russell 2000 Pure Value Portfolio	35,357
Russell Midcap Equal Weight Portfolio	53,319
Russell Midcap Pure Growth Portfolio	24,151
Russell Midcap Pure Value Portfolio	32,199
Russell Top 200 Equal Weight Portfolio	50,823
Russell Top 200 Pure Growth Portfolio	163
Russell Top 200 Pure Value Portfolio	23,926
Zacks Micro Cap Portfolio	41,515

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2016 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/17	4/30/18	4/30/19	10/31/19
Russell 2000 Equal Weight Portfolio	$358,431	$86,766	$91,595	$122,351	$57,719
Russell 2000 Pure Growth Portfolio	308,263	88,188	93,101	85,694	41,280
Russell 2000 Pure Value Portfolio	301,782	88,541	108,992	68,966	35,283
Russell Midcap Equal Weight Portfolio	334,190	79,739	80,056	121,137	53,258
Russell Midcap Pure Growth Portfolio	183,902	52,601	64,245	42,984	24,072
Russell Midcap Pure Value Portfolio	271,037	84,721	86,833	67,330	32,153
Russell Top 200 Equal Weight Portfolio	303,417	72,372	76,197	104,089	50,759
Russell Top 200 Pure Growth Portfolio	91,463	45,970	45,493	—	—
Russell Top 200 Pure Value Portfolio	252,929	81,582	79,809	67,669	23,869
Zacks Micro Cap Portfolio	244,799	50,214	77,042	76,103	41,440

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Dynamic Large Cap Growth Portfolio	NYSE Group, Inc.
Dynamic Large Cap Value Portfolio	NYSE Group, Inc.
Russell 2000 Equal Weight Portfolio	Frank Russell Company
Russell 2000 Pure Growth Portfolio	Frank Russell Company

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Fund	Licensor
Russell 2000 Pure Value Portfolio	Frank Russell Company
Russell Midcap Equal Weight Portfolio	Frank Russell Company
Russell Midcap Pure Growth Portfolio	Frank Russell Company
Russell Midcap Pure Value Portfolio	Frank Russell Company
Russell Top 200 Equal Weight Portfolio	Frank Russell Company
Russell Top 200 Pure Growth Portfolio	Frank Russell Company
Russell Top 200 Pure Value Portfolio	Frank Russell Company
Zacks Micro Cap Portfolio	Zacks Investment Research

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows certain Funds’ transactions in, and earnings from, investments in affiliates for the six-month period ended October 31, 2016.

Russell 2000 Equal Weight Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$3,238	$46	$(1,113)	$508	$(21)	$2,658	$171

Russell 2000 Pure Value Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$257,964	$135,100	$(99,704)	$55,868	$(12,960)	$336,268	$16,813

Russell Midcap Equal Weight Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Invesco Ltd.	$12,559	$1,305	$(844)	$(716)	$(253)	$12,051	$241

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Russell 2000 Equal Weight Portfolio
Equity Securities	$12,006,652	$2,806	$1,137	$12,010,595

Russell 2000 Pure Value Portfolio
Equity Securities	$65,620,111	$—	$68,988	$65,689,099

Zacks Micro Cap Portfolio
Equity Securities	$22,603,241	$—	$2,209	$22,605,450

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Dynamic Large Cap Growth Portfolio	$68,715,641	$131,638,879	$15,986,258	$29,903,540	$—	$246,244,318	$14,024,455
Dynamic Large Cap Value Portfolio	22,558,581	56,819,182	17,964,198	89,975,320	12,540,114	199,857,395	2,783,761
Russell 2000 Equal Weight Portfolio	2,738,120	2,009,294	2,491,519	1,616,951	737,121	9,593,005	1,028,299
Russell 2000 Pure Growth Portfolio	9,888,431	10,392,627	4,547,805	5,052,782	2,888,048	32,769,693	6,666,558
Russell 2000 Pure Value Portfolio	16,547,947	9,588,502	5,376,983	1,312,125	4,553,244	37,378,801	8,615,687
Russell Midcap Equal Weight Portfolio	3,815,763	3,611,366	741,893	1,442,431	983,110	10,594,563	628,828
Russell Midcap Pure Growth Portfolio	54,769,394	82,364,246	12,021,724	7,498,360	5,214,028	161,867,752	5,112,579
Russell Midcap Pure Value Portfolio	12,697,113	18,996,863	2,751,107	2,459,036	947,967	37,852,086	5,347,255
Russell Top 200 Equal Weight Portfolio	2,328,337	5,621,834	1,626,267	951,778	268,972	10,797,188	87,112
Russell Top 200 Pure Growth Portfolio	—	—	—	921,324	1,419,515	2,340,839	—
Russell Top 200 Pure Value Portfolio	—	—	—	377,191	503,025	880,216	—
Zacks Micro Cap Portfolio	28,782,755	12,380,833	7,234,973	19,513,243	1,761,642	69,673,446	14,330,930

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended October 31, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$260,881,379	$260,920,927
Dynamic Large Cap Value Portfolio	646,961,010	650,863,379
Russell 2000 Equal Weight Portfolio	3,549,477	3,552,683
Russell 2000 Pure Growth Portfolio	13,595,055	13,297,786
Russell 2000 Pure Value Portfolio	33,318,881	32,786,225
Russell Midcap Equal Weight Portfolio	4,939,548	4,933,622
Russell Midcap Pure Growth Portfolio	28,497,333	28,733,811
Russell Midcap Pure Value Portfolio	19,347,335	19,293,197
Russell Top 200 Equal Weight Portfolio	5,492,688	5,511,005
Russell Top 200 Pure Growth Portfolio	41,533,992	41,894,779
Russell Top 200 Pure Value Portfolio	18,590,249	19,032,096
Zacks Micro Cap Portfolio	15,167,148	15,482,175

For the six-month period ended October 31, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Large Cap Growth Portfolio	$158,393,739	$186,609,999
Dynamic Large Cap Value Portfolio	558,130,845	561,272,150
Russell 2000 Equal Weight Portfolio	—	1,776,657
Russell 2000 Pure Growth Portfolio	6,008,356	7,324,985
Russell 2000 Pure Value Portfolio	25,832,760	26,284,156
Russell Midcap Equal Weight Portfolio	—	—
Russell Midcap Pure Growth Portfolio	12,026,349	20,184,973
Russell Midcap Pure Value Portfolio	18,225,118	23,008,812
Russell Top 200 Equal Weight Portfolio	2,089,459	6,070,895
Russell Top 200 Pure Growth Portfolio	28,230,071	43,705,881
Russell Top 200 Pure Value Portfolio	16,605,019	24,593,433
Zacks Micro Cap Portfolio	5,839,247	5,517,366

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Large Cap Growth Portfolio	$36,732,395	$(11,690,901)	$25,041,494	$394,188,364
Dynamic Large Cap Value Portfolio	64,785,859	(25,027,172)	39,758,687	961,622,726
Russell 2000 Equal Weight Portfolio	1,504,266	(1,630,669)	(126,403)	12,136,998
Russell 2000 Pure Growth Portfolio	2,791,633	(2,836,143)	(44,510)	29,521,809
Russell 2000 Pure Value Portfolio	6,229,270	(6,390,570)	(161,300)	65,850,399
Russell Midcap Equal Weight Portfolio	1,827,608	(2,926,436)	(1,098,828)	25,036,311
Russell Midcap Pure Growth Portfolio	5,495,119	(4,151,296)	1,343,823	59,779,528
Russell Midcap Pure Value Portfolio	3,268,792	(3,415,469)	(146,677)	48,839,550
Russell Top 200 Equal Weight Portfolio	2,352,838	(1,886,927)	465,911	30,317,158
Russell Top 200 Pure Growth Portfolio	11,436,187	(8,254,214)	3,181,973	135,684,436
Russell Top 200 Pure Value Portfolio	5,172,675	(870,697)	4,301,978	58,951,347
Zacks Micro Cap Portfolio	2,246,378	(890,902)	1,355,476	21,249,974

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Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

88

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2016.

In addition to the fees and expenses which the PowerShares Zacks Micro Cap Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Large Cap Growth Portfolio (PWB)
Actual	$1,000.00	$1,012.23	0.57%	$2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
PowerShares Dynamic Large Cap Value Portfolio (PWV)
Actual	1,000.00	1,046.22	0.56	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85
PowerShares Russell 2000 Equal Weight Portfolio (EQWS)
Actual	1,000.00	1,048.03	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
PowerShares Russell 2000 Pure Growth Portfolio (PXSG)
Actual	1,000.00	1,044.73	0.39	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

89

Fees and Expenses (continued)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Russell 2000 Pure Value Portfolio (PXSV)
Actual	$1,000.00	$1,064.88	0.39%	$2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell Midcap Equal Weight Portfolio (EQWM)
Actual	1,000.00	1,016.17	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
PowerShares Russell Midcap Pure Growth Portfolio (PXMG)
Actual	1,000.00	1,030.07	0.39	2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell Midcap Pure Value Portfolio (PXMV)
Actual	1,000.00	1,045.72	0.39	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)
Actual	1,000.00	1,041.11	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)
Actual	1,000.00	1,013.70	0.39	1.98
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Russell Top 200 Pure Value Portfolio (PXLV)
Actual	1,000.00	1,081.91	0.39	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
PowerShares Zacks Micro Cap Portfolio (PZI)
Actual	1,000.00	1,062.22	0.70	3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

90

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

P-PS-SAR-5
©2016 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2016

2016 Semi-Annual Report to Shareholders

PPA	PowerShares Aerospace & Defense Portfolio

PZD	PowerShares CleantechTM Portfolio

PDP	PowerShares DWA Momentum Portfolio

PSP	PowerShares Global Listed Private Equity Portfolio

PGJ	PowerShares Golden Dragon China Portfolio

PBP	PowerShares S&P 500 BuyWrite Portfolio

SPHQ	PowerShares S&P 500® Quality Portfolio

PHO	PowerShares Water Resources Portfolio

PBW	PowerShares WilderHill Clean Energy Portfolio

PUW	PowerShares WilderHill Progressive Energy Portfolio

2

PowerShares Aerospace & Defense Portfolio (PPA)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Aerospace & Defense	70.6
IT Services	7.5
Industrial Conglomerates	6.5
Communications Equipment	5.1
Containers & Packaging	3.9
Machinery	2.6
Electronic Equipment, Instruments & Components	2.0
Construction & Engineering	0.7
Software	0.7
Trading Companies & Distributors	0.4
Chemicals	0.0
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—70.6%
32,894	AAR Corp.	$1,058,200
66,992	Aerojet Rocketdyne Holdings, Inc.(b)	1,179,059
22,511	Aerovironment, Inc.(b)	540,039
146,770	Boeing Co. (The)	20,904,451
99,539	BWX Technologies, Inc.	3,903,920
25,980	Cubic Corp.	1,109,346
42,758	Curtiss-Wright Corp.	3,831,972
60,310	DigitalGlobe, Inc.(b)	1,513,781
35,395	Engility Holdings, Inc.(b)	1,016,898
28,295	Esterline Technologies Corp.(b)	2,078,268
120,514	General Dynamics Corp.	18,166,280
64,733	HEICO Corp.	4,373,362
89,027	Hexcel Corp.	4,049,838
45,035	Huntington Ingalls Industries, Inc.	7,266,848
39,420	KEYW Holding Corp. (The)(b)	413,516
58,171	Kratos Defense & Security Solutions, Inc.(b)	326,921
74,345	L-3 Communications Holdings, Inc.	10,180,804
78,675	Lockheed Martin Corp.	19,383,947
38,851	Mercury Systems, Inc.(b)	1,079,281
34,532	Moog, Inc., Class A(b)	2,005,273
70,496	Northrop Grumman Corp.	16,143,584
56,363	Orbital ATK, Inc.	4,191,153
116,494	Raytheon Co.	15,914,245
125,062	Rockwell Collins, Inc.	10,545,228
9,471	Sparton Corp.(b)	226,641
50,237	TASER International, Inc.(b)	1,124,304
33,358	Teledyne Technologies, Inc.(b)	3,591,989
259,366	Textron, Inc.	10,395,389
39,283	TransDigm Group, Inc.	10,703,046

Number of Shares		Value
	Common Stocks (continued)
	Aerospace & Defense (continued)
47,673	Triumph Group, Inc.	$1,129,850
188,586	United Technologies Corp.	19,273,489
10,328	Vectrus, Inc.(b)	173,201

		197,794,123

	Chemicals—0.0%
6,671	Advansix, Inc.(b)	106,469

	Communications Equipment—5.1%
22,442	Comtech Telecommunications Corp.	233,397
118,945	Harris Corp.	10,611,084
47,440	ViaSat, Inc.(b)	3,352,110

		14,196,591

	Construction & Engineering—0.7%
137,136	KBR, Inc.	2,030,984

	Containers & Packaging—3.9%
142,673	Ball Corp.	10,995,808

	Electronic Equipment, Instruments & Components—2.0%
132,137	FLIR Systems, Inc.	4,349,950
18,246	OSI Systems, Inc.(b)	1,279,592

		5,629,542

	Industrial Conglomerates—6.5%
166,765	Honeywell International, Inc.	18,290,785

	IT Services—7.5%
142,985	Booz Allen Hamilton Holding Corp.	4,356,753
23,412	CACI International, Inc., Class A(b)	2,290,864
157,496	CSRA, Inc.	3,951,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Aerospace & Defense Portfolio (PPA) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	IT Services (continued)
144,072	Leidos Holdings, Inc.	$5,989,073
36,803	ManTech International Corp., Class A	1,429,060
42,566	Science Applications International Corp.	2,933,223

		20,950,548

	Machinery—2.6%
70,731	Oshkosh Corp.	3,784,109
59,177	Woodward, Inc.	3,490,259

		7,274,368

	Software—0.7%
163,319	FireEye, Inc.(b)	1,897,767

	Trading Companies & Distributors—0.4%
26,076	Kaman Corp.	1,138,478

	Total Investments (Cost $259,845,731)—100.0%	280,305,463
	Other assets less liabilities—(0.0)%	(44,533)

	Net Assets—100.0%	$280,260,930

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares CleantechTM Portfolio (PZD)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Electrical Equipment	18.3
Machinery	12.6
Electronic Equipment, Instruments & Components	9.1
Semiconductors & Semiconductor Equipment	8.0
Professional Services	7.4
Software	7.2
Industrial Conglomerates	7.0
Chemicals	6.2
Building Products	5.6
Independent Power & Renewable Electricity Producers	3.8
Auto Components	3.2
Life Sciences Tools & Services	3.1
Aerospace & Defense	2.9
Commercial Services & Supplies	2.1
Communications Equipment	1.4
Mortgage REITs	1.2
Construction & Engineering	0.9
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—2.9%
46,727	Hexcel Corp.	$2,125,611

	Auto Components—3.2%
66,343	BorgWarner, Inc.	2,377,733

	Building Products—5.6%
58,402	Johnson Controls International PLC	2,354,769
74,703	Kingspan Group PLC (Ireland)	1,826,135

		4,180,904

	Chemicals—6.2%
605	Gurit Holding AG (Switzerland)	512,681
52,793	Novozymes A/S, Class B (Denmark)	1,958,105
35,213	Umicore SA (Belgium)	2,138,082

		4,608,868

	Commercial Services & Supplies—2.1%
49,471	CECO Environmental Corp.	489,763

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies (continued)
99,782	Tomra Systems ASA (Norway)	$1,085,316

		1,575,079

	Communications Equipment—1.4%
41,740	CalAmp Corp.(b)	539,281
150,426	Telit Communications PLC (United Kingdom)	472,912

		1,012,193

	Construction & Engineering—0.9%
36,733	Aegion Corp.(b)	679,928

	Electrical Equipment—18.3%
102,198	ABB Ltd. (Switzerland)	2,108,240
27,223	EnerSys	1,773,034
90,027	Gamesa Corp. Tecnologica SA (Spain)	2,079,842
38,221	Lumenpulse, Inc. (Canada)(b)	473,681
32,966	Schneider Electric SE (France)	2,209,437
56,084	Sensata Technologies Holding NV(b)	2,003,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares CleantechTM Portfolio (PZD) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
53,584	SGL Carbon SE (Germany)(b)(c)	$667,273
28,047	Vestas Wind Systems A/S (Denmark)	2,246,273

		13,561,661

	Electronic Equipment, Instruments & Components—9.1%
23,006	Badger Meter, Inc.	739,643
26,165	Horiba Ltd. (Japan)	1,249,924
23,630	Itron, Inc.(b)	1,273,657
483,077	Opus Group AB (Sweden)	356,090
108,185	Pure Technologies Ltd. (Canada)	392,299
77,988	Trimble, Inc.(b)	2,155,588
16,575	Vaisala OYJ, Class A (Finland)	563,074

		6,730,275

	Independent Power & Renewable Electricity Producers—3.8%
10,487,530	Energy Development Corp. (Philippines)	1,277,845
31,553	Ormat Technologies, Inc.	1,521,801

		2,799,646

	Industrial Conglomerates—7.0%
34,611	Raven Industries, Inc.	742,406
12,926	Roper Technologies, Inc.	2,240,205
19,544	Siemens AG (Germany)	2,216,327

		5,198,938

	Life Sciences Tools & Services—3.1%
5,076	Eurofins Scientific SE (Luxembourg)	2,303,069

	Machinery—12.6%
28,902	CLARCOR, Inc.	1,797,993
55,458	Donaldson Co., Inc.	2,025,326
13,066	Kadant, Inc.	674,859
10,614	Lindsay Corp.(c)	831,076
31,257	Woodward, Inc.	1,843,538
45,160	Xylem, Inc.	2,182,583

		9,355,375

	Mortgage REITs—1.2%
39,853	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	911,040

	Professional Services—7.4%
50,693	Intertek Group PLC (United Kingdom)	2,115,437
27,793	Mistras Group, Inc.(b)	581,985
56,122	Ricardo PLC (United Kingdom)	634,147
1,042	SGS SA (Switzerland)	2,113,714

		5,445,283

	Semiconductors & Semiconductor Equipment—8.0%
24,869	Advanced Energy Industries, Inc.(b)	1,186,251
63,397	Cree, Inc.(b)	1,413,753
144,575	Meyer Burger Technology AG (Switzerland)(b)(c)	473,681
18,701	Power Integrations, Inc.	1,205,280
18,902	SMA Solar Technology AG (Germany)(c)	484,235
41,791	SolarEdge Technologies, Inc.(b)(c)	572,537
81,971	SunPower Corp.(b)(c)	593,470

		5,929,207

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Software—7.2%
25,221	ANSYS, Inc.(b)	$2,303,938
32,482	Autodesk, Inc.(b)	2,347,799
48,941	Silver Spring Networks, Inc.(b)	688,111

		5,339,848

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,091,975)—100.0%	74,134,658

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.7%
2,725,262	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $2,725,262)	2,725,262

	Total Investments (Cost $61,817,237)—103.7%	76,859,920
	Other assets less liabilities—(3.7)%	(2,750,198)

	Net Assets—100.0%	$74,109,722

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Momentum Portfolio (PDP)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Industrials	17.8
Consumer Discretionary	15.3
Information Technology	15.1
Financials	11.4
Health Care	10.4
Real Estate	8.9
Consumer Staples	8.3
Materials	7.3
Utilities	3.8
Energy	1.7
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.3%
24,711	Amazon.com, Inc.(b)	$19,517,242
89,566	Carter’s, Inc.	7,733,128
197,339	CBS Corp., Class B	11,173,334
30,896	Charter Communications, Inc., Class A(b)	7,720,601
234,190	Domino’s Pizza, Inc.	39,634,316
57,736	Home Depot, Inc. (The)	7,044,369
144,743	Newell Brands, Inc.	6,950,559
138,259	O’Reilly Automotive, Inc.(b)	36,561,210
41,799	Panera Bread Co., Class A(b)	7,973,577
27,900	Priceline Group, Inc. (The)(b)	41,131,017
175,819	Texas Roadhouse, Inc.	7,124,186
114,825	TJX Cos., Inc. (The)	8,468,344
46,663	Vail Resorts, Inc.	7,439,949

		208,471,832

	Consumer Staples—8.3%
331,549	Altria Group, Inc.	21,922,020
63,501	Casey’s General Stores, Inc.	7,174,978
560,551	Church & Dwight Co., Inc.	27,052,191
76,813	Constellation Brands, Inc., Class A	12,836,988
94,635	JM Smucker Co. (The)	12,426,522
125,158	Monster Beverage Corp.(b)	18,065,306
55,048	Spectrum Brands Holdings, Inc.	7,444,691
96,149	Tyson Foods, Inc., Class A	6,812,157

		113,734,853

	Energy—1.7%
258,142	Cheniere Energy, Inc.(b)	9,731,953
1,150,739	Chesapeake Energy Corp.(b)	6,340,572
82,602	Diamondback Energy, Inc.(b)	7,540,737

		23,613,262

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—11.4%
105,151	American Financial Group, Inc.	$7,833,750
361,587	Arch Capital Group Ltd. (Bermuda)(b)	28,192,939
82,415	Chubb Ltd.	10,466,705
10,766	Markel Corp.(b)	9,446,411
192,449	MarketAxess Holdings, Inc.	29,013,611
130,725	RenaissanceRe Holdings Ltd. (Bermuda)	16,247,810
202,031	RLI Corp.	11,261,208
433,477	W.R. Berkley Corp.	24,751,537
231,837	Western Alliance Bancorp(b)	8,661,430
12,497	White Mountains Insurance Group Ltd.	10,369,011

		156,244,412

	Health Care—10.4%
120,077	ABIOMED, Inc.(b)	12,606,884
56,048	Becton, Dickinson and Co.	9,411,020
67,601	Cooper Cos., Inc. (The)	11,900,480
95,522	Danaher Corp.	7,503,253
192,156	DexCom, Inc.(b)	15,034,285
191,038	Henry Schein, Inc.(b)	28,502,870
46,380	McKesson Corp.	5,898,145
32,488	Mettler-Toledo International, Inc.(b)	13,127,751
108,810	NuVasive, Inc.(b)	6,499,221
51,495	Waters Corp.(b)	7,165,014
316,356	West Pharmaceutical Services, Inc.	24,052,547

		141,701,470

	Industrials—17.8%
246,713	A.O. Smith Corp.	11,144,026
34,338	Acuity Brands, Inc.	7,676,947
205,523	Copart, Inc.(b)	10,783,792
106,998	Deluxe Corp.	6,548,277
65,109	Equifax, Inc.	8,071,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Momentum Portfolio (PDP) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
49,502	Huntington Ingalls Industries, Inc.	$7,987,643
119,959	IDEX Corp.	10,369,256
92,385	Lockheed Martin Corp.	22,761,816
453,041	Macquarie Infrastructure Corp.	37,063,284
107,856	Middleby Corp. (The)(b)	12,091,736
66,478	Northrop Grumman Corp.	15,223,462
141,995	Old Dominion Freight Line, Inc.(b)	10,604,187
896,371	Rollins, Inc.	27,626,154
134,366	Roper Technologies, Inc.	23,286,971
66,388	Stanley Black & Decker, Inc.	7,557,610
157,910	Toro Co. (The)	7,560,731
61,080	TransDigm Group, Inc.	16,641,857

		242,999,312

	Information Technology—15.1%
312,931	Amphenol Corp., Class A	20,631,541
322,099	Cadence Design Systems, Inc.(b)	8,239,292
35,987	CoStar Group, Inc.(b)	6,733,887
111,368	Electronic Arts, Inc.(b)	8,744,615
72,060	Facebook, Inc., Class A(b)	9,439,139
65,448	Fair Isaac Corp.	7,898,265
166,145	Fiserv, Inc.(b)	16,361,960
46,162	FleetCor Technologies, Inc.(b)	8,092,199
129,412	Gartner, Inc.(b)	11,134,609
91,541	Jack Henry & Associates, Inc.	7,416,652
284,645	Manhattan Associates, Inc.(b)	14,414,423
278,281	MasterCard, Inc., Class A	29,781,633
107,941	Monolithic Power Systems, Inc.	8,506,830
118,952	NVIDIA Corp.	8,464,624
164,302	Take-Two Interactive Software, Inc.(b)	7,293,366
63,041	Tyler Technologies, Inc.(b)	10,111,776
70,982	Ultimate Software Group, Inc. (The)(b)	14,976,492
92,092	Visa, Inc., Class A	7,598,511

		205,839,814

	Materials—7.3%
52,413	Air Products & Chemicals, Inc.	6,992,942
385,449	Ball Corp.	29,706,554
89,645	Ecolab, Inc.	10,234,770
86,023	International Flavors & Fragrances, Inc.	11,250,088
484,511	PolyOne Corp.	14,162,256
167,205	RPM International, Inc.	7,948,926
78,681	Sherwin-Williams Co. (The)	19,265,830

		99,561,366

	Real Estate—8.9%
380,067	American Tower Corp. REIT	44,540,052
158,712	Apartment Investment & Management Co., Class A REIT	6,994,438
78,711	Crown Castle International Corp. REIT	7,161,914
21,730	Equinix, Inc. REIT	7,763,694
119,293	Equity LifeStyle Properties, Inc. REIT	9,047,181
269,399	First Industrial Realty Trust, Inc. REIT	7,114,828
1,207,700	General Growth Properties, Inc. REIT	30,132,115
143,547	Realty Income Corp. REIT	8,503,724

		121,257,946

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—3.8%
259,968	Aqua America, Inc.	$7,981,018
98,521	Atmos Energy Corp.	7,328,977
209,246	CMS Energy Corp.	8,819,719
81,894	Sempra Energy	8,770,847
400,547	UGI Corp.	18,541,321

		51,441,882

	Total Investments (Cost $1,257,449,066)—100.0%	1,364,866,149
	Other assets less liabilities—(0.0)%	(233,402)

	Net Assets—100.0%	$1,364,632,747

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Global Listed Private Equity Portfolio (PSP)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Capital Markets	51.9
Diversified Financial Services	23.5
Internet Software & Services	4.2
Industrial Conglomerates	3.7
Electrical Equipment	1.9
Health Care Providers & Services	1.4
Food Products	1.2
Money Market Funds Plus Other Assets Less Liabilities	12.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—87.8%
	Capital Markets—51.9%
1,685,738	3i Group PLC (United Kingdom)	$13,809,967
113,065	Alaris Royalty Corp. (Canada)(b)	1,662,758
456,094	Allied Minds PLC (United Kingdom)(c)	1,893,273
152,257	Altamir (France)	1,942,765
342,234	American Capital Ltd.(c)	5,814,556
321,380	Apollo Global Management LLC, Class A	5,874,826
439,963	Apollo Investment Corp.(b)	2,600,181
455,361	Ares Capital Corp.(b)	6,967,023
93,987	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	5,592,391
186,829	BlackRock Capital Investment Corp.	1,404,954
1,015,233	Brait SE (South Africa)(c)	6,746,132
165,950	Bure Equity AB (Sweden)	1,821,100
288,294	Carlyle Group LP (The)(b)	4,468,557
57,527	Deutsche Beteiligungs AG (Germany)	1,939,445
298,191	Fifth Street Finance Corp.	1,607,250
479,471	FS Investment Corp.(b)	4,602,922
73,847	Gimv NV (Belgium)	3,966,604
72,151	Goldman Sachs BDC, Inc.(b)	1,593,094
103,077	Golub Capital BDC, Inc.(b)	1,824,463
309,898	GP Investments Ltd., Class A BDR (Brazil)(c)	679,341
193,849	Hercules Capital, Inc.	2,657,670
673,151	Intermediate Capital Group PLC (United Kingdom)	4,976,302
1,589,637	IP Group PLC (United Kingdom)(c)	2,920,885
146,710	JAFCO Co. Ltd. (Japan)	4,879,397
112,813	Main Street Capital Corp.(b)	3,786,004
138,429	Medley Capital Corp.(b)	1,043,755
131,734	New Mountain Finance Corp.(b)	1,752,062
28,315	Partners Group Holding AG (Switzerland)	14,345,045
170,066	PennantPark Investment Corp.(b)	1,280,597
278,833	Princess Private Equity Holding Ltd. (Guernsey)	2,558,348

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
628,821	Prospect Capital Corp.(b)	$4,961,398
847,063	Ratos AB, Class B (Sweden)	3,485,338
68,729	Safeguard Scientifics, Inc.(c)	811,002
88,426	Solar Capital Ltd.	1,779,131
99,111	Triangle Capital Corp.	1,904,913
3,623,723	Zeder Investments Ltd. (South Africa)	1,792,711

		131,746,160

	Diversified Financial Services—23.5%
49,793	Ackermans & van Haaren NV (Belgium)	6,907,492
1,078,141	Better Capital PCC Ltd. (United Kingdom)	1,276,813
852,023	China Merchants China Direct Investments Ltd. (China)	1,250,317
152,733	Compass Diversified Holdings(b)	2,795,014
101,881	Electra Private Equity PLC (United Kingdom)	5,354,839
144,258	Eurazeo SA (France)	8,291,053
148,401	FNFV Group(c)	1,788,232
137,563	HgCapital Trust PLC (United Kingdom)	2,433,605
403,890	Leucadia National Corp.	7,540,626
210,209	Onex Corp. (Canada)	13,607,710
73,242	Wendel SA (France)	8,414,172

		59,659,873

	Electrical Equipment—1.9%
2,364,537	Melrose Industries PLC (United Kingdom)	4,871,581

	Food Products—1.2%
48,959	Schouw & Co. (Denmark)	3,105,863

	Health Care Providers & Services—1.4%
141,467	Lifco AB, Class B (Sweden)	3,584,698

	Industrial Conglomerates—3.7%
6,418,698	Fosun International Ltd. (China)	9,319,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Global Listed Private Equity Portfolio (PSP) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services—4.2%
104,666	IAC/InterActiveCorp.	$6,744,677
181,095	Rocket Internet SE (Germany)(b)(c)(d)	3,946,506

		10,691,183

	Total Common Stocks and Other Equity Interests (Cost $233,589,000)	222,979,273

	Money Market Fund—10.0%
25,262,998	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(e) (Cost $25,262,998)	25,262,998

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $258,851,998)—97.8%	248,242,271

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—11.4%
28,901,305	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(e)(f) (Cost $28,901,305)	28,901,305

	Total Investments (Cost $287,753,303)—109.2%	277,143,576
	Other assets less liabilities—(9.2)%	(23,342,883)

	Net Assets—100.0%	$253,800,693

Investment Abbreviations:

BDR—Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2016 represented 1.55% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.8%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Golden Dragon China Portfolio (PGJ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	44.2
Consumer Discretionary	35.9
Telecommunication Services	7.0
Health Care	5.4
Energy	3.4
Industrials	1.9
Financials	1.7
Real Estate	0.3
Utilities	0.2
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—35.9%
57,898	500.com Ltd., Class A ADR (China)(b)(c)	$980,792
44,181	China Distance Education Holdings Ltd. ADR (China)	587,607
64,197	China Lodging Group Ltd. ADR (China)	2,761,113
268,599	Ctrip.com International Ltd. ADR (China)(c)	11,858,646
500,517	JD.Com, Inc., Class A ADR (China)(c)	12,988,416
184,217	Jumei International Holding Ltd., Class A ADR (China)(c)	941,349
96,577	Kandi Technologies Group, Inc. (China)(b)(c)	482,885
133,695	Kingold Jewelry, Inc.(b)(c)	263,379
161,073	New Oriental Education & Technology Group, Inc. ADR (China)(c)	8,074,590
133,175	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	3,937,985
91,038	TAL Education Group, Class A ADR (China)(b)(c)	7,414,135
59,036	Tarena International, Inc., Class A ADR (China)	953,431
63,610	Tuniu Corp., Class A ADR (China)(b)(c)	571,854
449,088	Vipshop Holdings Ltd., Class A ADR (China)(c)	6,139,033

		57,955,215

	Energy—3.4%
23,302	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,687,531
21,748	CNOOC Ltd. ADR (China)	2,728,939
16,771	PetroChina Co. Ltd., H-Shares ADR (China)	1,135,900
26,179	Sino Clean Energy, Inc. (China)(c)	0

		5,552,370

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—1.7%
54,482	China Life Insurance Co. Ltd., H-Shares ADR (China)	$672,853
73,264	CNinsure, Inc. ADR (China)(c)	600,032
50,194	Noah Holdings Ltd. ADR (China)(b)(c)	1,182,570
15,189	Yintech Investment Holdings Ltd. ADR (China)(c)	276,440

		2,731,895

	Health Care—5.4%
54,462	China Biologic Products, Inc. (China)(c)	6,432,507
91,654	iKang Healthcare Group, Inc., Class A ADR (China)(c)	1,667,186
115,240	Sinovac Biotech Ltd. (China)(c)	713,336

		8,813,029

	Industrials—1.9%
54,260	51job, Inc. ADR (China)(c)	1,844,840
57,884	eHi Car Services Ltd., Class A ADR (China)(b)(c)	578,840
40,458	Zhaopin Ltd., Class A ADR (China)(b)(c)	595,137

		3,018,817

	Information Technology—44.2%
115,285	21Vianet Group, Inc., Class A ADR (China)(b)(c)	842,733
139,761	58.com, Inc., Class A ADR (China)(b)(c)	5,848,998
93,237	Autohome, Inc., Class A ADR (China)(c)	2,186,408
74,343	Baidu, Inc., Class A ADR (China)(c)	13,148,303
44,720	Baozun, Inc. ADR (China)(b)(c)	592,093
55,220	Bitauto Holdings Ltd. ADR (China)(b)(c)	1,409,767
117,024	Canadian Solar, Inc. (Canada)(b)(c)	1,689,827
37,509	Changyou.com Ltd., Class A ADR (China)(c)	992,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Golden Dragon China Portfolio (PGJ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
74,433	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	$796,433
37,119	China Customer Relations Center, Inc. (China)(b)(c)	498,137
35,860	ChinaCache International Holdings Ltd. ADR (China)(c)	120,490
14,517	Daqo New Energy Corp. ADR (China)(b)(c)	328,229
602,562	Fang Holdings Ltd. ADR (China)(c)	2,006,531
120,692	Hollysys Automation Technologies Ltd. (China)	2,402,978
81,584	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	474,819
45,342	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	698,720
71,292	KongZhong Corp. ADR (China)(c)	476,231
41,481	Leju Holdings Ltd. ADR (China)(b)(c)	157,628
99,966	Momo, Inc., Class A ADR (China)(c)	2,407,181
60,000	NetEase, Inc. ADR (China)	15,419,400
170,038	NQ Mobile, Inc., Class A ADR (China)(b)(c)	588,331
62,936	Phoenix New Media Ltd., Class A ADR (China)(c)	227,199
146,498	Renren, Inc., Class A ADR (China)(c)	287,136
83,125	SINA Corp. (China)(c)	5,996,637
78,415	Sohu.com, Inc. (China)(c)	2,935,073
127,169	SPI Energy Co. Ltd. ADR (China)(b)(c)	278,500
96,498	Weibo Corp., Class A ADR (China)(b)(c)	4,439,873
15,189	Yirendai Ltd. ADR (China)(b)(c)	440,481
76,611	YY, Inc., Class A ADR (China)(c)	3,682,691

		71,372,940

	Real Estate—0.3%
79,480	Xinyuan Real Estate Co. Ltd. ADR (China)	428,397

	Telecommunication Services—7.0%
174,076	China Mobile Ltd. ADR (China)	9,997,185
10,897	China Telecom Corp. Ltd., H-Shares ADR (China)	561,740
63,580	China Unicom (Hong Kong) Ltd. ADR (China)(b)	745,157

		11,304,082

	Utilities—0.2%
14,735	Huaneng Power International, Inc., H-Shares ADR (China)	362,776

	Total Common Stocks and Other Equity Interests (Cost $155,227,560)	161,539,521

	Money Market Fund—0.1%
124,945	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $124,945)	124,945

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $155,352,505)—100.1%	161,664,466

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—12.9%
20,822,537	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $20,822,537)	$20,822,537

	Total Investments (Cost $176,175,042)—113.0%	182,487,003
	Other assets less liabilities—(13.0)%	(21,049,847)

	Net Assets—100.0%	$161,437,156

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	98.9%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P 500 BuyWrite Portfolio (PBP)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Information Technology	21.9
Health Care	14.1
Financials	13.4
Consumer Discretionary	12.4
Consumer Staples	10.1
Industrials	10.1
Energy	7.3
Utilities	3.4
Real Estate	3.0
Materials	2.8
Telecommunication Services	2.5
Other Assets Less Liabilities	(1.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—101.0%(b)
	Consumer Discretionary—12.4%
1,133	Advance Auto Parts, Inc.	$158,711
6,056	Amazon.com, Inc.(c)	4,783,150
1,022	AutoNation, Inc.(c)	44,835
451	AutoZone, Inc.(c)	334,714
2,376	Bed Bath & Beyond, Inc.	96,038
4,248	Best Buy Co., Inc.	165,290
3,100	BorgWarner, Inc.	111,104
2,947	CarMax, Inc.(c)	147,173
6,662	Carnival Corp.	327,104
6,262	CBS Corp., Class B	354,554
3,336	Charter Communications, Inc., Class A(c)	833,633
449	Chipotle Mexican Grill, Inc.(c)	161,981
4,293	Coach, Inc.	154,076
36,975	Comcast Corp., Class A	2,285,795
5,214	D.R. Horton, Inc.	150,320
1,943	Darden Restaurants, Inc.	125,887
4,199	Delphi Automotive PLC (United Kingdom)	273,229
2,322	Discovery Communications, Inc., Class A(c)	60,627
3,451	Discovery Communications, Inc., Class C(c)	86,655
3,990	Dollar General Corp.	275,669
3,629	Dollar Tree, Inc.(c)	274,171
1,855	Expedia, Inc., Class A	239,722
2,083	Foot Locker, Inc.	139,082
60,062	Ford Motor Co.	705,128
3,373	Gap, Inc. (The)	93,061
1,773	Garmin Ltd.	85,742
21,876	General Motors Co.	691,282
2,292	Genuine Parts Co.	207,632
4,039	Goodyear Tire & Rubber Co. (The)	117,252

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,372	H&R Block, Inc.	$77,455
5,814	Hanesbrands, Inc.	149,420
2,752	Harley-Davidson, Inc.	156,919
1,075	Harman International Industries, Inc.	85,688
1,737	Hasbro, Inc.	144,883
19,017	Home Depot, Inc. (The)	2,320,264
6,167	Interpublic Group of Cos., Inc. (The)	138,079
2,764	Kohl’s Corp.	120,925
3,698	L Brands, Inc.	266,959
2,057	Leggett & Platt, Inc.	94,375
2,891	Lennar Corp., Class A	120,526
4,727	LKQ Corp.(c)	152,588
13,462	Lowe’s Cos., Inc.	897,242
4,747	Macy’s, Inc.	173,218
4,923	Marriott International, Inc., Class A	338,210
5,242	Mattel, Inc.	165,280
13,134	McDonald’s Corp.	1,478,494
2,601	Michael Kors Holdings Ltd.(c)	132,079
970	Mohawk Industries, Inc.(c)	178,771
6,598	Netflix, Inc.(c)	823,892
7,421	Newell Brands, Inc.	356,356
5,857	News Corp., Class A	70,987
1,843	News Corp., Class B	22,853
20,752	NIKE, Inc., Class B	1,041,335
1,789	Nordstrom, Inc.	93,028
3,641	Omnicom Group, Inc.	290,625
1,461	O’Reilly Automotive, Inc.(c)	386,347
764	Priceline Group, Inc. (The)(c)	1,126,312
4,760	PulteGroup, Inc.	88,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,235	PVH Corp.	$132,120
868	Ralph Lauren Corp., Class A	85,151
6,103	Ross Stores, Inc.	381,682
2,585	Royal Caribbean Cruises Ltd.	198,709
1,465	Scripps Networks Interactive, Inc., Class A	94,287
1,164	Signet Jewelers Ltd.	94,587
10,011	Staples, Inc.	74,081
22,572	Starbucks Corp.	1,197,896
8,847	Target Corp.	608,054
3,299	TEGNA, Inc.	64,726
1,654	Tiffany & Co.	121,437
11,972	Time Warner, Inc.	1,065,388
10,106	TJX Cos., Inc. (The)	745,318
2,057	Tractor Supply Co.	128,830
1,759	TripAdvisor, Inc., Class A(c)	113,420
16,376	Twenty-First Century Fox, Inc., Class A	430,198
7,497	Twenty-First Century Fox, Inc., Class B	197,846
903	Ulta Salon, Cosmetics & Fragrance, Inc.(c)	219,736
2,822	Under Armour, Inc., Class A(c)	87,764
2,837	Under Armour, Inc., Class C(c)	73,365
1,371	Urban Outfitters, Inc.(c)	45,860
5,106	VF Corp.	276,796
5,344	Viacom, Inc., Class B	200,721
22,756	Walt Disney Co. (The)	2,109,254
1,162	Whirlpool Corp.	174,091
1,691	Wyndham Worldwide Corp.	111,335
1,223	Wynn Resorts Ltd.	115,635
5,366	Yum! Brands, Inc.	462,978

		34,586,528

	Consumer Staples—10.1%
30,072	Altria Group, Inc.	1,988,361
8,954	Archer-Daniels-Midland Co.	390,126
2,807	Brown-Forman Corp., Class B	129,599
2,993	Campbell Soup Co.	162,640
3,964	Church & Dwight Co., Inc.	191,303
1,993	Clorox Co. (The)	239,200
59,785	Coca-Cola Co. (The)	2,534,884
13,720	Colgate-Palmolive Co.	979,059
6,415	ConAgra Foods, Inc.	309,075
2,727	Constellation Brands, Inc., Class A	455,736
6,742	Costco Wholesale Corp.	996,940
7,261	Coty, Inc., Class A	166,930
16,410	CVS Health Corp.	1,380,081
2,854	Dr Pepper Snapple Group, Inc.	250,553
3,400	Estee Lauder Cos., Inc. (The), Class A	296,242
9,188	General Mills, Inc.	569,472
2,161	Hershey Co. (The)	221,416
4,159	Hormel Foods Corp.	160,121
1,792	JM Smucker Co. (The)	235,307
3,881	Kellogg Co.	291,580
5,535	Kimberly-Clark Corp.	633,259
9,170	Kraft Heinz Co. (The)	815,671
14,606	Kroger Co. (The)	452,494
1,770	McCormick & Co., Inc.	169,690
2,843	Mead Johnson Nutrition Co.	212,571
2,835	Molson Coors Brewing Co., Class B	294,301

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
23,941	Mondelez International, Inc., Class A	$1,075,909
2,081	Monster Beverage Corp.(c)	300,372
22,150	PepsiCo, Inc.	2,374,480
23,877	Philip Morris International, Inc.	2,302,698
41,075	Procter & Gamble Co. (The)	3,565,310
12,741	Reynolds American, Inc.	701,774
7,860	Sysco Corp.	378,223
4,578	Tyson Foods, Inc., Class A	324,351
13,159	Walgreens Boots Alliance, Inc.	1,088,644
23,328	Wal-Mart Stores, Inc.	1,633,427
4,907	Whole Foods Market, Inc.	138,819

		28,410,618

	Energy—7.3%
8,399	Anadarko Petroleum Corp.	499,237
5,840	Apache Corp.	347,363
6,585	Baker Hughes, Inc.	364,809
7,159	Cabot Oil & Gas Corp.	149,480
11,471	Chesapeake Energy Corp.(c)	63,205
29,036	Chevron Corp.	3,041,521
1,462	Cimarex Energy Co.	188,788
2,188	Concho Resources, Inc.(c)	277,745
19,061	ConocoPhillips	828,200
8,058	Devon Energy Corp.	305,318
8,475	EOG Resources, Inc.	766,310
2,659	EQT Corp.	175,494
63,822	Exxon Mobil Corp.	5,317,649
3,472	FMC Technologies, Inc.(c)	112,041
13,253	Halliburton Co.	609,638
1,664	Helmerich & Payne, Inc.	105,015
4,143	Hess Corp.	198,740
29,547	Kinder Morgan, Inc.	603,645
13,040	Marathon Oil Corp.	171,867
8,138	Marathon Petroleum Corp.	354,735
2,492	Murphy Oil Corp.	64,468
5,812	National Oilwell Varco, Inc.	186,565
3,057	Newfield Exploration Co.(c)	124,084
6,613	Noble Energy, Inc.	227,950
11,757	Occidental Petroleum Corp.	857,203
3,239	ONEOK, Inc.	156,865
6,840	Phillips 66	555,066
2,610	Pioneer Natural Resources Co.	467,242
2,893	Range Resources Corp.	97,755
21,404	Schlumberger Ltd.	1,674,435
7,594	Southwestern Energy Co.(c)	78,902
10,791	Spectra Energy Corp.	451,172
1,828	Tesoro Corp.	155,325
5,286	Transocean Ltd.(c)	50,798
7,100	Valero Energy Corp.	420,604
10,512	Williams Cos., Inc. (The)	306,950

		20,356,184

	Financials—13.4%
829	Affiliated Managers Group, Inc.(c)	109,975
6,303	Aflac, Inc.	434,088
5,717	Allstate Corp. (The)	388,184
11,943	American Express Co.	793,254
15,655	American International Group, Inc.	965,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,484	Ameriprise Financial, Inc.	$219,561
4,088	Aon PLC	453,073
2,725	Arthur J. Gallagher & Co.	131,427
927	Assurant, Inc.	74,642
157,064	Bank of America Corp.	2,591,556
16,432	Bank of New York Mellon Corp. (The)	711,013
12,536	BB&T Corp.	491,411
29,222	Berkshire Hathaway, Inc., Class B(c)	4,216,735
1,878	BlackRock, Inc.	640,849
7,789	Capital One Financial Corp.	576,698
18,530	Charles Schwab Corp. (The)	587,401
7,157	Chubb Ltd.	908,939
2,305	Cincinnati Financial Corp.	163,148
44,717	Citigroup, Inc.	2,197,841
7,995	Citizens Financial Group, Inc.	210,588
5,215	CME Group, Inc., Class A	522,021
2,677	Comerica, Inc.	139,445
6,212	Discover Financial Services	349,922
4,213	E*TRADE Financial Corp.(c)	118,638
11,795	Fifth Third Bancorp	256,659
5,409	Franklin Resources, Inc.	182,067
5,803	Goldman Sachs Group, Inc. (The)	1,034,327
5,940	Hartford Financial Services Group, Inc. (The)	262,013
16,707	Huntington Bancshares, Inc.	177,094
1,834	Intercontinental Exchange, Inc.	495,895
6,309	Invesco Ltd.(d)	177,220
55,592	JPMorgan Chase & Co.	3,850,302
16,656	KeyCorp	235,183
1,419	Legg Mason, Inc.	40,754
4,992	Leucadia National Corp.	93,201
3,583	Lincoln National Corp.	175,889
4,254	Loews Corp.	183,050
2,413	M&T Bank Corp.	296,147
7,976	Marsh & McLennan Cos., Inc.	505,599
16,913	MetLife, Inc.	794,234
2,575	Moody’s Corp.	258,839
22,657	Morgan Stanley	760,595
1,757	Nasdaq, Inc.	112,395
4,879	Navient Corp.	62,354
3,279	Northern Trust Corp.	237,465
4,786	People’s United Financial, Inc.	77,725
7,563	PNC Financial Services Group, Inc. (The)	723,023
4,116	Principal Financial Group, Inc.	224,734
8,956	Progressive Corp. (The)	282,204
6,725	Prudential Financial, Inc.	570,213
19,319	Regions Financial Corp.	206,906
4,064	S&P Global, Inc.	495,198
5,643	State Street Corp.	396,195
7,717	SunTrust Banks, Inc.	349,040
12,193	Synchrony Financial	348,598
3,825	T. Rowe Price Group, Inc.	244,838
1,715	Torchmark Corp.	108,748
4,437	Travelers Cos., Inc. (The)	479,995
24,761	U.S. Bancorp	1,108,302
3,611	Unum Group	127,829
69,891	Wells Fargo & Co.	3,215,685

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
1,998	Willis Towers Watson PLC	$251,548
4,232	XL Group Ltd. (Ireland)	146,850
3,157	Zions Bancorporation	101,687

		37,646,922

	Health Care—14.1%
22,625	Abbott Laboratories	887,805
25,064	AbbVie, Inc.	1,398,070
5,400	Aetna, Inc.	579,690
5,010	Agilent Technologies, Inc.	218,286
3,451	Alexion Pharmaceuticals, Inc.(c)	450,355
6,094	Allergan PLC(c)	1,273,280
2,783	AmerisourceBergen Corp.	195,701
11,518	Amgen, Inc.	1,625,881
4,051	Anthem, Inc.	493,655
7,534	Baxter International, Inc.	358,543
3,278	Becton, Dickinson and Co.	550,409
3,373	Biogen, Inc.(c)	945,047
20,943	Boston Scientific Corp.(c)	460,746
25,716	Bristol-Myers Squibb Co.	1,309,202
1,131	C.R. Bard, Inc.	245,065
4,904	Cardinal Health, Inc.	336,856
11,930	Celgene Corp.(c)	1,219,007
2,628	Centene Corp.(c)	164,197
4,626	Cerner Corp.(c)	270,991
3,949	Cigna Corp.	469,260
751	Cooper Cos., Inc. (The)	132,206
9,352	Danaher Corp.	734,600
2,547	DaVita, Inc.(c)	149,305
3,586	DENTSPLY Sirona, Inc.	206,446
3,277	Edwards Lifesciences Corp.(c)	312,036
14,950	Eli Lilly & Co.	1,103,908
3,051	Endo International PLC(c)	57,206
9,699	Express Scripts Holding Co.(c)	653,713
20,311	Gilead Sciences, Inc.	1,495,499
4,545	HCA Holdings, Inc.(c)	347,829
1,259	Henry Schein, Inc.(c)	187,843
4,270	Hologic, Inc.(c)	153,763
2,295	Humana, Inc.	393,661
2,256	Illumina, Inc.(c)	307,132
593	Intuitive Surgical, Inc.(c)	398,543
42,107	Johnson & Johnson	4,883,991
1,575	Laboratory Corp. of America Holdings(c)	197,410
1,658	Mallinckrodt PLC(c)	98,253
3,473	McKesson Corp.	441,661
21,270	Medtronic PLC	1,744,565
42,560	Merck & Co., Inc.	2,499,123
408	Mettler-Toledo International, Inc.(c)	164,865
7,080	Mylan NV(c)	258,420
1,283	Patterson Cos., Inc.	54,797
1,684	PerkinElmer, Inc.	85,699
2,206	Perrigo Co. PLC	183,517
93,357	Pfizer, Inc.	2,960,350
2,140	Quest Diagnostics, Inc.	174,282
1,162	Regeneron Pharmaceuticals, Inc.(c)	400,913
4,385	St. Jude Medical, Inc.	341,328
4,782	Stryker Corp.	551,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
6,068	Thermo Fisher Scientific, Inc.	$892,178
14,658	UnitedHealth Group, Inc.	2,071,615
1,387	Universal Health Services, Inc., Class B	167,425
1,438	Varian Medical Systems, Inc.(c)	130,470
3,813	Vertex Pharmaceuticals, Inc.(c)	289,254
1,241	Waters Corp.(c)	172,673
3,079	Zimmer Biomet Holdings, Inc.	324,527
7,619	Zoetis, Inc.	364,188

		39,538,844

	Industrials—10.1%
9,302	3M Co.	1,537,621
676	Acuity Brands, Inc.	151,133
1,895	Alaska Air Group, Inc.	136,857
1,476	Allegion PLC	94,228
8,155	American Airlines Group, Inc.	331,093
3,577	AMETEK, Inc.	157,746
6,749	Arconic, Inc.	193,831
8,929	Boeing Co. (The)	1,271,757
2,196	C.H. Robinson Worldwide, Inc.	149,592
8,991	Caterpillar, Inc.	750,389
1,315	Cintas Corp.	140,271
14,559	CSX Corp.	444,195
2,388	Cummins, Inc.	305,234
4,452	Deere & Co.	393,112
11,526	Delta Air Lines, Inc.	481,441
2,389	Dover Corp.	159,800
559	Dun & Bradstreet Corp. (The)	69,791
6,998	Eaton Corp. PLC	446,262
9,904	Emerson Electric Co.	501,935
1,837	Equifax, Inc.	227,733
2,787	Expeditors International of Washington, Inc.	143,447
4,447	Fastenal Co.	173,344
3,759	FedEx Corp.	655,269
2,007	Flowserve Corp.	84,996
2,144	Fluor Corp.	111,467
4,628	Fortive Corp.	236,259
2,369	Fortune Brands Home & Security, Inc.	129,418
4,417	General Dynamics Corp.	665,819
137,924	General Electric Co.	4,013,588
11,710	Honeywell International, Inc.	1,284,353
4,917	Illinois Tool Works, Inc.	558,424
3,971	Ingersoll-Rand PLC	267,209
1,354	J.B. Hunt Transport Services, Inc.	110,500
1,869	Jacobs Engineering Group, Inc.(c)	96,403
14,528	Johnson Controls International PLC	585,769
1,662	Kansas City Southern	145,857
1,189	L-3 Communications Holdings, Inc.	162,822
3,885	Lockheed Martin Corp.	957,186
5,082	Masco Corp.	156,932
5,170	Nielsen Holdings PLC	232,753
4,518	Norfolk Southern Corp.	420,174
2,748	Northrop Grumman Corp.	629,292
5,394	PACCAR, Inc.	296,238
2,062	Parker-Hannifin Corp.	253,110
2,565	Pentair PLC (United Kingdom)	141,408
2,857	Pitney Bowes, Inc.	50,969

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
2,325	Quanta Services, Inc.(c)	$66,844
4,541	Raytheon Co.	620,346
3,588	Republic Services, Inc.	188,836
2,004	Robert Half International, Inc.	74,990
1,992	Rockwell Automation, Inc.	238,482
2,000	Rockwell Collins, Inc.	168,640
1,560	Roper Technologies, Inc.	270,364
823	Ryder System, Inc.	57,108
894	Snap-on, Inc.	137,765
9,546	Southwest Airlines Co.	382,317
2,315	Stanley Black & Decker, Inc.	263,540
1,309	Stericycle, Inc.(c)	104,838
4,147	Textron, Inc.	166,212
771	TransDigm Group, Inc.	210,067
12,820	Union Pacific Corp.	1,130,468
4,516	United Continental Holdings, Inc.(c)	253,935
10,639	United Parcel Service, Inc., Class B	1,146,459
1,326	United Rentals, Inc.(c)	100,325
11,980	United Technologies Corp.	1,224,356
2,419	Verisk Analytics, Inc.(c)	197,269
856	W.W. Grainger, Inc.	178,151
6,263	Waste Management, Inc.	411,229
2,758	Xylem, Inc.	133,294

		28,232,862

	Information Technology—21.9%
9,582	Accenture PLC, Class A	1,113,812
10,499	Activision Blizzard, Inc.	453,242
7,668	Adobe Systems, Inc.(c)	824,387
2,689	Akamai Technologies, Inc.(c)	186,805
901	Alliance Data Systems Corp.	184,227
4,538	Alphabet, Inc., Class A(c)	3,675,326
4,548	Alphabet, Inc., Class C(c)	3,568,088
4,751	Amphenol Corp., Class A	313,233
4,732	Analog Devices, Inc.	303,321
82,934	Apple, Inc.	9,416,326
16,636	Applied Materials, Inc.	483,775
3,006	Autodesk, Inc.(c)	217,274
7,020	Automatic Data Processing, Inc.	611,161
6,087	Broadcom Ltd. (Singapore)	1,036,494
4,836	CA, Inc.	148,659
77,413	Cisco Systems, Inc.	2,375,031
2,397	Citrix Systems, Inc.(c)	203,266
9,341	Cognizant Technology Solutions Corp., Class A(c)	479,660
15,958	Corning, Inc.	362,406
2,242	CSRA, Inc.	56,252
16,160	eBay, Inc.(c)	460,722
4,629	Electronic Arts, Inc.(c)	363,469
1,020	F5 Networks, Inc.(c)	140,974
35,752	Facebook, Inc., Class A(c)	4,683,154
5,046	Fidelity National Information Services, Inc.	373,000
1,182	First Solar, Inc.(c)	47,859
3,383	Fiserv, Inc.(c)	333,158
2,113	FLIR Systems, Inc.	69,560
2,365	Global Payments, Inc.	171,510
1,912	Harris Corp.	170,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
25,576	Hewlett Packard Enterprise Co.	$574,693
26,332	HP, Inc.	381,551
72,816	Intel Corp.	2,539,094
13,387	International Business Machines Corp.	2,057,448
3,772	Intuit, Inc.	410,167
5,895	Juniper Networks, Inc.	155,274
2,401	KLA-Tencor Corp.	180,339
2,467	Lam Research Corp.	238,954
3,689	Linear Technology Corp.	221,561
14,759	MasterCard, Inc., Class A	1,579,508
3,313	Microchip Technology, Inc.	200,602
15,981	Micron Technology, Inc.(c)	274,234
119,936	Microsoft Corp.	7,186,565
2,567	Motorola Solutions, Inc.	186,313
4,289	NetApp, Inc.	145,569
8,233	NVIDIA Corp.	585,860
46,320	Oracle Corp.	1,779,614
4,939	Paychex, Inc.	272,633
17,275	PayPal Holdings, Inc.(c)	719,676
1,969	Qorvo, Inc.(c)	109,575
22,681	QUALCOMM, Inc.	1,558,638
2,788	Red Hat, Inc.(c)	215,931
9,910	salesforce.com, inc.(c)	744,836
4,596	Seagate Technology PLC	157,689
2,886	Skyworks Solutions, Inc.	222,049
9,474	Symantec Corp.	237,134
5,473	TE Connectivity Ltd. (Switzerland)	344,088
2,008	Teradata Corp.(c)	54,136
15,440	Texas Instruments, Inc.	1,093,924
2,546	Total System Services, Inc.	126,994
1,430	VeriSign, Inc.(c)	120,149
29,034	Visa, Inc., Class A	2,395,595
4,375	Western Digital Corp.	255,675
7,506	Western Union Co. (The)	150,645
13,101	Xerox Corp.	127,997
3,901	Xilinx, Inc.	198,444
13,477	Yahoo!, Inc.(c)	559,969

		61,189,844

	Materials—2.8%
3,333	Air Products & Chemicals, Inc.	444,689
1,730	Albemarle Corp.	144,541
1,368	Avery Dennison Corp.	95,473
2,682	Ball Corp.	206,702
3,588	CF Industries Holdings, Inc.	86,148
17,343	Dow Chemical Co. (The)	933,227
13,457	E.I. du Pont de Nemours & Co.	925,707
2,273	Eastman Chemical Co.	163,451
4,039	Ecolab, Inc.	461,133
2,059	FMC Corp.	96,547
18,808	Freeport-McMoRan, Inc.	210,273
1,226	International Flavors & Fragrances, Inc.	160,336
6,329	International Paper Co.	284,995
5,246	LyondellBasell Industries NV, Class A	417,319
977	Martin Marietta Materials, Inc.	181,116
6,734	Monsanto Co.	678,585
5,389	Mosaic Co. (The)	126,803

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
8,165	Newmont Mining Corp.	$302,432
4,899	Nucor Corp.	239,316
2,495	Owens-Illinois, Inc.(c)	48,154
4,098	PPG Industries, Inc.	381,647
4,390	Praxair, Inc.	513,893
3,028	Sealed Air Corp.	138,168
1,235	Sherwin-Williams Co. (The)	302,402
2,048	Vulcan Materials Co.	231,834
3,871	WestRock Co.	178,801

		7,953,692

	Real Estate—3.0%
6,549	American Tower Corp. REIT	767,477
2,410	Apartment Investment & Management Co., Class A REIT	106,209
2,113	AvalonBay Communities, Inc. REIT	361,703
2,366	Boston Properties, Inc. REIT	285,056
4,597	CBRE Group, Inc., Class A(c)	118,419
5,196	Crown Castle International Corp. REIT	472,784
2,260	Digital Realty Trust, Inc. REIT	211,152
1,094	Equinix, Inc. REIT	390,864
5,626	Equity Residential REIT	347,405
1,009	Essex Property Trust, Inc. REIT	216,017
1,937	Extra Space Storage, Inc. REIT	141,692
1,092	Federal Realty Investment Trust REIT	158,591
8,987	General Growth Properties, Inc. REIT	224,226
7,196	HCP, Inc. REIT	246,463
11,427	Host Hotels & Resorts, Inc. REIT	176,890
3,769	Iron Mountain, Inc. REIT	127,128
6,465	Kimco Realty Corp. REIT	172,034
1,858	Macerich Co. (The) REIT	131,509
8,110	Prologis, Inc. REIT	423,018
2,296	Public Storage REIT	490,701
3,980	Realty Income Corp. REIT	235,775
4,837	Simon Property Group, Inc. REIT	899,488
1,544	SL Green Realty Corp. REIT	151,652
4,110	UDR, Inc. REIT	143,727
5,408	Ventas, Inc. REIT	366,392
2,645	Vornado Realty Trust REIT	245,403
5,509	Welltower, Inc. REIT	377,532
11,523	Weyerhaeuser Co. REIT	344,883

		8,334,190

	Telecommunication Services—2.5%
94,686	AT&T, Inc.	3,483,498
8,403	CenturyLink, Inc.	223,352
18,055	Frontier Communications Corp.	72,581
4,483	Level 3 Communications, Inc.(c)	251,720
62,738	Verizon Communications, Inc.	3,017,698

		7,048,849

	Utilities—3.4%
10,144	AES Corp. (The)	119,395
3,499	Alliant Energy Corp.	133,137
3,734	Ameren Corp.	186,513
7,568	American Electric Power Co., Inc.	490,709
2,738	American Water Works Co., Inc.	202,721
6,629	CenterPoint Energy, Inc.	151,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500 BuyWrite Portfolio (PBP) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
4,295	CMS Energy Corp.	$181,034
4,685	Consolidated Edison, Inc.	353,952
9,630	Dominion Resources, Inc.	724,176
2,762	DTE Energy Co.	265,180
10,603	Duke Energy Corp.	848,452
5,014	Edison International	368,429
2,755	Entergy Corp.	202,988
4,882	Eversource Energy	268,803
14,203	Exelon Corp.	483,896
6,544	FirstEnergy Corp.	224,394
7,189	NextEra Energy, Inc.	920,192
4,958	NiSource, Inc.	115,323
4,853	NRG Energy, Inc.	51,587
7,673	PG&E Corp.	476,647
1,712	Pinnacle West Capital Corp.	130,335
10,436	PPL Corp.	358,372
7,786	Public Service Enterprise Group, Inc.	327,635
2,199	SCANA Corp.	161,319
3,845	Sempra Energy	411,799
15,063	Southern Co. (The)	776,799
4,858	WEC Energy Group, Inc.	290,120
7,818	Xcel Energy, Inc.	324,838

		9,549,886

	Total Investments (Cost $272,911,791)—101.0%	282,848,419
	Other assets less liabilities—(1.0)%	(2,830,668)

	Net Assets—100.0%	$280,017,751

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to call options written. See Note 2H and Note 6.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P 500® Quality Portfolio (SPHQ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Consumer Discretionary	19.7
Industrials	19.2
Consumer Staples	18.4
Information Technology	17.7
Materials	8.0
Health Care	6.0
Financials	5.0
Telecommunication Services	4.7
Real Estate	0.9
Utilities	0.2
Energy	0.2
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.7%
103,191	CBS Corp., Class B	$5,842,674
43,618	Darden Restaurants, Inc.	2,826,010
100,349	Gap, Inc. (The)	2,768,629
39,871	Genuine Parts Co.	3,611,914
415,390	Home Depot, Inc. (The)	50,681,734
37,464	Leggett & Platt, Inc.	1,718,848
237,584	Lowe’s Cos., Inc.	15,834,974
335,908	McDonald’s Corp.	37,813,164
43,317	Michael Kors Holdings Ltd.(b)	2,199,637
328,148	NIKE, Inc., Class B	16,466,467
67,571	Nordstrom, Inc.	3,513,692
69,340	Omnicom Group, Inc.	5,534,719
26,356	O’Reilly Automotive, Inc.(b)	6,969,581
101,501	Ross Stores, Inc.	6,347,872
159,288	Target Corp.	10,947,864
71,961	TEGNA, Inc.	1,411,875
160,038	TJX Cos., Inc. (The)	11,802,802
286,326	Twenty-First Century Fox, Inc., Class A	7,521,784
41,298	Urban Outfitters, Inc.(b)	1,381,418
98,934	Viacom, Inc., Class B	3,715,961
34,842	Wyndham Worldwide Corp.	2,293,997
104,006	Yum! Brands, Inc.	8,973,638

		210,179,254

	Consumer Staples—18.4%
708,603	Altria Group, Inc.	46,852,830
62,174	Brown-Forman Corp., Class B	2,870,574
81,879	Campbell Soup Co.	4,449,305
48,875	Clorox Co. (The)	5,865,977

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
48,413	Dr Pepper Snapple Group, Inc.	$4,250,177
58,505	Estee Lauder Cos., Inc. (The), Class A	5,097,541
144,978	General Mills, Inc.	8,985,736
47,192	Hershey Co. (The)	4,835,292
372,103	Mondelez International, Inc., Class A	16,722,309
390,553	PepsiCo, Inc.	41,867,282
623,209	Procter & Gamble Co. (The)	54,094,541

		195,891,564

	Energy—0.2%
61,131	FMC Technologies, Inc.(b)	1,972,697

	Financials—5.0%
101,788	Aflac, Inc.	7,010,140
251,435	American Express Co.	16,700,313
19,548	Assurant, Inc.	1,574,005
102,559	E*TRADE Financial Corp.(b)	2,888,061
156,731	Franklin Resources, Inc.	5,275,565
107,517	State Street Corp.	7,548,769
130,211	SunTrust Banks, Inc.	5,889,444
67,346	T. Rowe Price Group, Inc.	4,310,817
34,018	Torchmark Corp.	2,157,081

		53,354,195

	Health Care—6.0%
91,255	Agilent Technologies, Inc.	3,975,980
73,456	AmerisourceBergen Corp.	5,165,426
153,453	Baxter International, Inc.	7,302,828
19,005	C.R. Bard, Inc.	4,118,003
79,430	Cardinal Health, Inc.	5,456,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500® Quality Portfolio (SPHQ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
356,488	Gilead Sciences, Inc.	$26,248,212
95,400	Stryker Corp.	11,004,390

		63,270,886

	Industrials—19.2%
173,306	American Airlines Group, Inc.	7,036,224
259,511	Boeing Co. (The)	36,962,152
43,103	C.H. Robinson Worldwide, Inc.	2,936,176
30,505	Cintas Corp.	3,253,968
204,884	Delta Air Lines, Inc.	8,558,005
159,021	Emerson Electric Co.	8,059,184
49,743	Expeditors International of Washington, Inc.	2,560,272
74,290	General Dynamics Corp.	11,198,475
1,775,764	General Electric Co.	51,674,732
93,724	Illinois Tool Works, Inc.	10,644,235
42,042	Northrop Grumman Corp.	9,627,618
63,550	Pitney Bowes, Inc.	1,133,732
52,474	Quanta Services, Inc.(b)	1,508,628
37,859	Rockwell Automation, Inc.	4,532,479
33,685	Rockwell Collins, Inc.	2,840,319
192,656	United Parcel Service, Inc., Class B	20,760,611
211,797	United Technologies Corp.	21,645,653

		204,932,463

	Information Technology—17.7%
75,927	Amphenol Corp., Class A	5,005,867
165,409	Automatic Data Processing, Inc.	14,400,508
90,197	Broadcom Ltd. (Singapore)	15,358,745
38,817	Citrix Systems, Inc.(b)	3,291,682
407,534	eBay, Inc.(b)	11,618,794
19,953	F5 Networks, Inc.(b)	2,757,704
286,522	International Business Machines Corp.	44,035,566
100,544	Intuit, Inc.	10,933,155
69,790	KLA-Tencor Corp.	5,241,927
284,436	MasterCard, Inc., Class A	30,440,341
62,241	Microchip Technology, Inc.	3,768,693
88,183	NetApp, Inc.	2,992,931
95,530	Paychex, Inc.	5,273,256
257,549	Symantec Corp.	6,446,451
88,121	TE Connectivity Ltd. (Switzerland)	5,540,167
42,860	Teradata Corp.(b)	1,155,506
248,687	Texas Instruments, Inc.	17,619,474
150,879	Western Union Co. (The)	3,028,141

		188,908,908

	Materials—8.0%
25,601	Avery Dennison Corp.	1,786,694
271,560	Dow Chemical Co. (The)	14,612,644
232,353	E.I. du Pont de Nemours & Co.	15,983,563
101,357	International Paper Co.	4,564,106
130,522	LyondellBasell Industries NV, Class A	10,383,025
117,441	Monsanto Co.	11,834,529
66,083	PPG Industries, Inc.	6,154,310
71,883	Praxair, Inc.	8,414,624
60,143	Sealed Air Corp.	2,744,325
33,447	Sherwin-Williams Co. (The)	8,189,832

		84,667,652

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate—0.9%
101,353	Equity Residential REIT	$6,258,548
41,454	Macerich Co. (The) REIT	2,934,114

		9,192,662

	Telecommunication Services—4.7%
1,044,797	Verizon Communications, Inc.	50,254,736

	Utilities—0.2%
102,476	NiSource, Inc.	2,383,592

	Total Investments (Cost $1,057,482,151)—100.0%	1,065,008,609
	Other assets less liabilities—0.0%	368,122

	Net Assets—100.0%	$1,065,376,731

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Water Resources Portfolio (PHO)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Machinery	30.6
Water Utilities	22.7
Chemicals	8.5
Industrial Conglomerates	8.1
Health Care Equipment & Supplies	8.0
Building Products	5.3
Construction & Engineering	4.3
Trading Companies & Distributors	3.8
Life Sciences Tools & Services	3.6
Electronic Equipment, Instruments & Components	2.9
Commercial Services & Supplies	2.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Building Products—5.3%
596,947	A.O. Smith Corp.	$26,964,096
529,503	Advanced Drainage Systems, Inc.	10,113,507

		37,077,603

	Chemicals—8.5%
383,282	Calgon Carbon Corp.	6,055,856
468,047	Ecolab, Inc.	53,436,926

		59,492,782

	Commercial Services & Supplies—2.2%
394,270	Tetra Tech, Inc.	15,159,682

	Construction & Engineering—4.3%
268,686	Aegion Corp.(b)	4,973,378
218,688	Layne Christensen Co.(b)	1,874,156
183,923	Valmont Industries, Inc.	23,532,948

		30,380,482

	Electronic Equipment, Instruments & Components—2.9%
227,722	Badger Meter, Inc.	7,321,263
237,598	Itron, Inc.(b)	12,806,532

		20,127,795

	Health Care Equipment & Supplies—8.0%
707,448	Danaher Corp.	55,570,040

	Industrial Conglomerates—8.1%
324,379	Roper Technologies, Inc.	56,218,124

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Life Sciences Tools & Services—3.6%
183,055	Waters Corp.(b)	$25,470,273

	Machinery—30.6%
665,237	Energy Recovery, Inc.(b)	8,122,544
256,125	Franklin Electric Co., Inc.	9,335,756
62,737	Gorman-Rupp Co. (The)	1,506,943
308,182	IDEX Corp.	26,639,252
141,898	Lindsay Corp.	11,110,613
192,068	Mueller Industries, Inc.	5,817,740
1,430,998	Mueller Water Products, Inc., Class A	17,629,895
899,193	Pentair PLC (United Kingdom)	49,572,510
846,340	Rexnord Corp.(b)	16,833,703
592,831	Toro Co. (The)	28,384,748
182,065	Watts Water Technologies, Inc., Class A	10,923,900
566,197	Xylem, Inc.	27,364,301

		213,241,905

	Trading Companies & Distributors—3.8%
797,473	HD Supply Holdings, Inc.(b)	26,316,609

	Water Utilities—22.7%
225,269	American States Water Co.	9,006,255
778,392	American Water Works Co., Inc.	57,632,144
946,947	Aqua America, Inc.	29,071,273
50,896	Artesian Resources Corp., Class A	1,436,285
377,289	California Water Service Group	11,695,959
3,181,951	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	33,474,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Water Resources Portfolio (PHO) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Water Utilities (continued)
74,546	Connecticut Water Service, Inc.	$3,881,610
89,984	Consolidated Water Co. Ltd. (Cayman Islands)	1,007,821
54,992	Global Water Resources, Inc.	430,037
146,439	Middlesex Water Co.	5,286,448
102,027	SJW Corp.	5,175,830

		158,097,786

	Total Common Stocks and Other Equity Interests (Cost $553,417,462)	697,153,081

	Money Market Fund—0.1%
393,234	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $393,234)	393,234

	Total Investments (Cost $553,810,696)—100.1%	697,546,315
	Other assets less liabilities—(0.1)%	(462,468)

	Net Assets—100.0%	$697,083,847

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares WilderHill Clean Energy Portfolio (PBW)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Semiconductors & Semiconductor Equipment	31.3
Electrical Equipment	17.0
Independent Power & Renewable Electricity Producers	15.9
Chemicals	6.8
Electronic Equipment, Instruments & Components	6.2
Construction & Engineering	6.1
Aerospace & Defense	3.8
Software	3.6
Automobiles	3.2
Oil, Gas & Consumable Fuels	3.1
Auto Components	3.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace & Defense—3.8%
71,476	Hexcel Corp.	$3,251,443

	Auto Components—3.0%
92,355	Gentherm, Inc.(b)	2,599,793

	Automobiles—3.2%
14,066	Tesla Motors, Inc.(b)	2,781,270

	Chemicals—6.8%
18,587	Air Products & Chemicals, Inc.	2,479,878
116,162	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,398,900

		5,878,778

	Construction & Engineering—6.1%
501,747	Ameresco, Inc., Class A(b)	2,408,385
101,077	Quanta Services, Inc.(b)	2,905,964

		5,314,349

	Electrical Equipment—17.0%
67,458	American Superconductor Corp.(b)(c)	432,406
1,428,275	Ballard Power Systems, Inc. (Canada)(b)(c)	2,813,702
383,945	Enphase Energy, Inc.(b)(c)	383,945
87,095	FuelCell Energy, Inc.(b)(c)	291,768
74,673	Hydrogenics Corp. (Canada)(b)(c)	406,968
253,514	LSI Industries, Inc.	2,180,220
1,752,484	Plug Power, Inc.(b)(c)	2,681,301

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
151,662	SolarCity Corp.(b)(c)	$2,972,575
482,525	Sunrun, Inc.(b)(c)	2,513,955

		14,676,840

	Electronic Equipment, Instruments & Components—6.2%
48,019	Itron, Inc.(b)	2,588,224
88,773	Maxwell Technologies, Inc.(b)	429,662
45,039	Universal Display Corp.(b)	2,328,516

		5,346,402

	Independent Power & Renewable Electricity Producers—15.9%
150,345	Atlantica Yield PLC (Spain)	2,703,203
61,988	Ormat Technologies, Inc.	2,989,681
119,923	Pattern Energy Group, Inc.	2,680,279
156,712	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	416,854
680,131	TerraForm Global, Inc., Class A	2,550,491
197,275	TerraForm Power, Inc., Class A(b)(c)	2,448,183

		13,788,691

	Oil, Gas & Consumable Fuels—3.1%
306,413	Renewable Energy Group, Inc.(b)	2,681,114

	Semiconductors & Semiconductor Equipment—31.3%
61,857	Advanced Energy Industries, Inc.(b)	2,950,579
239,965	Canadian Solar, Inc. (Canada)(b)(c)	3,465,095
106,095	Cree, Inc.(b)	2,365,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares WilderHill Clean Energy Portfolio (PBW) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment (continued)
148,588	Daqo New Energy Corp. ADR (China)(b)(c)	$3,359,575
83,916	First Solar, Inc.(b)	3,397,759
276,932	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	3,096,100
516,603	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,006,629
460,734	ReneSola Ltd. ADR (China)(b)	437,697
174,820	SolarEdge Technologies, Inc.(b)(c)	2,395,034
365,018	SunPower Corp.(b)(c)	2,642,730

		27,117,116

	Software—3.6%
81,401	EnerNOC, Inc.(b)	423,285
189,637	Silver Spring Networks, Inc.(b)	2,666,297

		3,089,582

	Total Common Stocks and Other Equity Interests (Cost $94,355,661)	86,525,378

	Money Market Fund—0.1%
45,049	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $45,049)	45,049

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $94,400,710)—100.1%	86,570,427

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—29.9%
25,944,332	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $25,944,332)	25,944,332

	Total Investments (Cost $120,345,042)—130.0%	112,514,759
	Other assets less liabilities—(30.0)%	(25,981,982)

	Net Assets—100.0%	$86,532,777

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares WilderHill Progressive Energy Portfolio (PUW)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Oil, Gas & Consumable Fuels	19.4
Electrical Equipment	15.5
Machinery	12.7
Chemicals	8.3
Building Products	7.5
Construction & Engineering	5.3
Independent Power & Renewable Electricity Producers	4.4
Commercial Services & Supplies	3.3
Energy Equipment & Services	3.3
Auto Components	3.2
Food & Staples Retailing	3.2
Semiconductors & Semiconductor Equipment	2.9
Electronic Equipment, Instruments & Components	2.9
Electric Utilities	2.8
Automobiles	2.8
Mortgage REITs	2.5
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Components—3.2%
19,909	Kandi Technologies Group, Inc. (China)(b)(c)	$99,545
11,167	Tenneco, Inc.(c)	614,967

		714,512

	Automobiles—2.8%
15,736	Tata Motors Ltd. ADR (India)	620,156

	Building Products—7.5%
12,749	A.O. Smith Corp.	575,872
13,992	Apogee Enterprises, Inc.	570,174
10,528	Owens Corning	513,556

		1,659,602

	Chemicals—8.3%
6,675	Albemarle Corp.	557,696
11,093	FMC Corp.	520,151
20,997	Methanex Corp. (Canada)	763,241

		1,841,088

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies—3.3%
10,227	CECO Environmental Corp.	$101,247
35,460	Covanta Holding Corp.	531,900
8,361	Heritage-Crystal Clean, Inc.(c)	109,529

		742,676

	Construction & Engineering—5.3%
20,217	Chicago Bridge & Iron Co. NV	647,348
18,879	MasTec, Inc.(c)	538,996

		1,186,344

	Electric Utilities—2.8%
207,175	Cia Energetica de Minas Gerais ADR (Brazil)	625,669

	Electrical Equipment—15.5%
2,378	Acuity Brands, Inc.	531,649
8,868	Eaton Corp. PLC	565,512
11,895	Emerson Electric Co.	602,839
7,945	EnerSys	517,458
43,128	General Cable Corp.	603,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares WilderHill Progressive Energy Portfolio (PUW) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment (continued)
10,518	Regal Beloit Corp.	$621,614

		3,442,864

	Electronic Equipment, Instruments & Components—2.9%
27,902	Corning, Inc.	633,654

	Energy Equipment & Services—3.3%
140,667	McDermott International, Inc.(c)	723,028

	Food & Staples Retailing—3.2%
18,586	Andersons, Inc. (The)	707,197

	Independent Power & Renewable Electricity Producers—4.4%
40,392	Calpine Corp.(c)	480,665
32,119	NRG Yield, Inc., Class C	494,632

		975,297

	Machinery—12.7%
19,374	Altra Industrial Motion Corp.	571,533
17,359	Chart Industries, Inc.(c)	481,539
13,313	ESCO Technologies, Inc.	593,094
9,420	Luxfer Holdings PLC ADR (United Kingdom)	88,454
4,956	WABCO Holdings, Inc.(c)	487,968
10,072	Woodward, Inc.	594,046

		2,816,634

	Mortgage REITs—2.5%
23,830	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	544,754

	Oil, Gas & Consumable Fuels—19.4%
97,385	Chesapeake Energy Corp.(c)	536,591
150,154	Clean Energy Fuels Corp.(b)(c)	617,133
93,710	Cosan Ltd., Class A (Brazil)	834,019
26,447	Golar LNG Ltd. (Bermuda)(b)	578,925
25,796	Green Plains, Inc.	670,696
16,920	Range Resources Corp.	571,727
46,585	Southwestern Energy Co.(c)	484,018

		4,293,109

	Semiconductors & Semiconductor Equipment—2.9%
29,288	Veeco Instruments, Inc.(c)	635,550

	Total Common Stocks and Other Equity Interests (Cost $18,924,102)	22,162,134

	Money Market Fund—0.1%
11,620	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $11,620)	11,620

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $18,935,722)—100.1%	22,173,754

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.2%
933,183	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $933,183)	$933,183

	Total Investments (Cost $19,868,905)—104.3%	23,106,937
	Other assets less liabilities—(4.3)%	(946,693)

	Net Assets—100.0%	$22,160,244

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Assets:
Unaffiliated investments, at value(a)	$280,305,463	$74,134,658	$1,364,866,149	$222,979,273
Affiliated investments, at value	—	2,725,262	—	54,164,303

Total investments, at value	280,305,463	76,859,920	1,364,866,149	277,143,576
Foreign currencies, at value	—	—	—	7,705
Receivables:
Dividends	1,148,971	23,791	1,704,076	88,507
Investments sold	—	241,061	8,194,412	5,199,510
Foreign tax reclaims	—	96,948	—	926,636
Securities lending	—	13,120	—	43,698
Receivable for swaps	—	—	—	202,844
Shares sold	—	—	—	—
Settlement proceeds	—	26,267	—	—
Other assets	659	602	2,287	1,101

Total Assets	281,455,093	77,261,709	1,374,766,924	283,613,577

Liabilities:
Due to custodian	916,777	86,697	536,313	—
Payables:
Collateral upon return of securities loaned	—	2,725,262	—	28,901,305
Shares repurchased	—	—	8,193,002	—
Investments purchased	—	231,826	—	532
Payable for swaps	—	—	—	55,384
Unrealized depreciation on swap agreements	—	—	—	488,081
Open written options, at value	—	—	—	—
Accrued advisory fees	121,164	29,668	596,891	104,896
Accrued trustees’ and officer’s fees	24,268	21,255	57,356	33,713
Accrued expenses	131,954	57,279	750,615	228,973

Total Liabilities	1,194,163	3,151,987	10,134,177	29,812,884

Net Assets	$280,260,930	$74,109,722	$1,364,632,747	$253,800,693

Net Assets Consist of:
Shares of beneficial interest	$276,322,222	$139,995,707	$1,616,133,554	$393,690,157
Undistributed net investment income	929,159	282,718	2,596,417	(11,618,165)
Undistributed net realized gain (loss)	(17,450,183)	(81,206,962)	(361,514,307)	(117,094,713)
Net unrealized appreciation (depreciation)	20,459,732	15,038,259	107,417,083	(11,176,586)

Net Assets	$280,260,930	$74,109,722	$1,364,632,747	$253,800,693

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,300,000	2,350,000	33,150,000	23,900,000
Net asset value	$38.39	$31.54	$41.17	$10.62

Market price	$38.43	$31.54	$41.20	$10.60

Unaffiliated investments, at cost	$259,845,731	$59,091,975	$1,257,449,066	$233,589,000

Affiliated investments, at cost	$—	$2,725,262	$—	$54,164,303

Total investments, at cost	$259,845,731	$61,817,237	$1,257,449,066	$287,753,303

Foreign currencies, at cost	$—	$—	$—	$7,687

Premium received on written options	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of	$—	$2,441,762	$—	$27,697,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$161,539,521	$282,671,199	$1,065,008,609	$697,153,081	$86,525,378	$22,162,134
20,947,482	177,220	—	393,234	25,989,381	944,803

182,487,003	282,848,419	1,065,008,609	697,546,315	112,514,759	23,106,937
—	—	—	—	—	—

28,745	278,508	1,557,517	374,156	23,355	41,233
—	66,158	—	—	—	—
—	—	—	—	8,054	18,094
58,681	—	—	—	160,231	1,126
—	—	—	—	—	—
—	—	—	—	184,458	—
—	—	—	—	—	—
684	—	571	1,255	2,437	984

182,575,113	283,193,085	1,066,566,697	697,921,726	112,893,294	23,168,374

—	119,947	464,483	590	—	—

20,822,537	—	—	—	25,944,332	933,183
—	—	—	—	—	—
—	—	—	—	184,507	—
—	—	—	—	—	—
—	—	—	—	—	—
—	2,877,285	—	—	—	—
66,967	178,102	192,789	297,010	29,675	3,483
35,832	—	29,736	91,830	47,533	17,634
212,621	—	502,958	448,449	154,470	53,830

21,137,957	3,175,334	1,189,966	837,879	26,360,517	1,008,130

$161,437,156	$280,017,751	$1,065,376,731	$697,083,847	$86,532,777	$22,160,244

$458,735,860	$277,298,589	$1,139,579,006	$1,224,804,227	$1,489,973,803	$61,561,150
389,219	370,063	3,375,992	1,016,580	(145,562)	84,464
(303,999,884)	(8,007,172)	(85,104,725)	(672,472,579)	(1,395,465,181)	(42,723,402)
6,311,961	10,356,271	7,526,458	143,735,619	(7,830,283)	3,238,032

$161,437,156	$280,017,751	$1,065,376,731	$697,083,847	$86,532,777	$22,160,244

5,000,000	13,300,000	43,000,000	29,500,000	23,650,000	950,000
$32.29	$21.05	$24.78	$23.63	$3.66	$23.33

$32.28	$21.08	$24.79	$23.64	$3.66	$23.32

$155,227,560	$272,680,762	$1,057,482,151	$553,417,462	$94,355,661	$18,924,102

$20,947,482	$231,029	$—	$393,234	$25,989,381	$944,803

$176,175,042	$272,911,791	$1,057,482,151	$553,810,696	$120,345,042	$19,868,905

$—	$—	$—	$—	$—	$—

$—	$3,296,928	$—	$—	$—	$—

$19,756,912	$—	$—	$—	$23,423,701	$890,198

29

Statements of Operations

For the six months ended October 31, 2016

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)	PowerShares Cleantech™ Portfolio (PZD)	PowerShares DWA Momentum Portfolio (PDP)	PowerShares Global Listed Private Equity Portfolio (PSP)
Investment Income:
Unaffiliated dividend income	$4,741,780	$772,141	$10,114,705	$6,375,443
Affiliated dividend income	536	112	2,028	50,050
Securities lending income	—	74,556	—	400,983
Foreign withholding tax	—	(23,593)	(10,433)	(349,890)

Total Income	4,742,316	823,216	10,106,300	6,476,586

Expenses:
Advisory fees	787,057	186,229	3,536,852	709,304
Sub-licensing fees	94,446	27,934	707,368	141,860
Accounting & administration fees	27,791	18,034	145,032	32,415
Professional fees	14,218	13,823	24,348	17,822
Trustees’ and officer’s fees	6,546	4,467	16,594	6,663
Custodian & transfer agent fees	3,729	7,994	11,481	22,721
Other expenses	20,580	9,621	68,302	38,761

Total Expenses	954,367	268,102	4,509,977	969,546

Less: Waivers	(283)	(16,726)	(1,021)	(24,899)

Net Expenses	954,084	251,376	4,508,956	944,647

Net Investment Income	3,788,232	571,840	5,597,344	5,531,939

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,580,039)	1,281,835	(16,012,365)	(15,654,039)
In-kind redemptions	15,939,276	—	47,124,671	5,973,890
Swap agreements	—	—	—	(10,633)
Written options	—	—	—	—
Foreign currencies	—	(5,011)	—	(72,554)

Net realized gain (loss)	14,359,237	1,276,824	31,112,306	(9,763,336)

Change in net unrealized appreciation (depreciation) on:
Investment securities	1,686,291	1,270,727	(10,295,306)	14,475,665
Swap agreements	—	—	—	738,315
Written options	—	—	—	—
Foreign currencies	—	(4,369)	—	(55,529)

Net change in unrealized appreciation (depreciation)	1,686,291	1,266,358	(10,295,306)	15,158,451

Net realized and unrealized gain (loss)	16,045,528	2,543,182	20,817,000	5,395,115

Net increase (decrease) in net assets resulting from operations	$19,833,760	$3,115,022	$26,414,344	$10,927,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Golden Dragon China Portfolio (PGJ)	PowerShares S&P 500 BuyWrite Portfolio (PBP)	PowerShares S&P 500® Quality Portfolio (SPHQ)	PowerShares Water Resources Portfolio (PHO)	PowerShares WilderHill Clean Energy Portfolio (PBW)	PowerShares WilderHill Progressive Energy Portfolio (PUW)

$1,201,581	$3,123,917	$12,628,191	$4,038,609	$202,563	$228,268
255	3,815	791	1,002	245	28
360,702	—	—	—	1,112,398	7,939
(46,327)	—	—	—	(16,510)	(9,600)

1,516,211	3,127,732	12,628,982	4,039,611	1,298,696	226,635

390,499	1,069,779	1,493,438	1,755,258	231,150	58,739
78,100	—	238,947	263,289	46,230	11,748
18,211	—	78,781	64,389	18,024	18,055
16,267	—	15,875	17,415	13,433	12,877
5,205	—	11,957	9,820	4,678	4,026
50,114	—	10,879	5,068	42,056	6,650
14,667	—	24,914	40,475	22,510	7,314

573,063	1,069,779	1,874,791	2,155,714	378,081	119,409

(26,480)	(74)	(381,746)	(518)	(54,592)	(37,189)

546,583	1,069,705	1,493,045	2,155,196	323,489	82,220

969,628	2,058,027	11,135,937	1,884,415	975,207	144,415

(3,798,633)	(620,389)	(15,631,182)	(9,083,348)	(9,194,891)	(2,146,778)
7,301,112	6,132,560	31,565,036	12,158,451	830,313	1,222,145
—	—	—	—	—	—
—	2,926,323	—	—	—	—
—	—	—	—	—	—

3,502,479	8,438,494	15,933,854	3,075,103	(8,364,578)	(924,633)

4,023,254	3,195,846	(19,168,555)	15,018,909	(2,329,174)	1,948,645
—	—	—	—	—	—
—	(1,211,615)	—	—	—	—
—	—	—	—	—	—

4,023,254	1,984,231	(19,168,555)	15,018,909	(2,329,174)	1,948,645

7,525,733	10,422,725	(3,234,701)	18,094,012	(10,693,752)	1,024,012

$8,495,361	$12,480,752	$7,901,236	$19,978,427	$(9,718,545)	$1,168,427

31

Statements of Changes in Net Assets

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares Aerospace & Defense Portfolio (PPA)		PowerShares Cleantech™ Portfolio (PZD)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income	$3,788,232	$4,037,803	$571,840	$544,679
Net realized gain (loss)	14,359,237	14,051,317	1,276,824	1,899,628
Net change in unrealized appreciation (depreciation)	1,686,291	(10,888,996)	1,266,358	(2,560,492)

Net increase (decrease) in net assets resulting from operations	19,833,760	7,200,124	3,115,022	(116,185)

Distributions to Shareholders from:
Net investment income	(3,213,351)	(3,934,869)	(471,175)	(576,797)
Return of capital	—	—	—	—

Total distributions to shareholders	(3,213,351)	(3,934,869)	(471,175)	(576,797)

Shareholder Transactions:
Proceeds from shares sold	28,168,117	110,857,357	—	—
Value of shares repurchased	(63,262,382)	(78,000,522)	—	(4,353,113)

Net increase (decrease) in net assets resulting from shares transactions	(35,094,265)	32,856,835	—	(4,353,113)

Increase (Decrease) in Net Assets	(18,473,856)	36,122,090	2,643,847	(5,046,095)

Net Assets:
Beginning of period	298,734,786	262,612,696	71,465,875	76,511,970

End of period	$280,260,930	$298,734,786	$74,109,722	$71,465,875

Undistributed net investment income at end of period	$929,159	$354,278	$282,718	$182,053

Changes in Shares Outstanding:
Shares sold	750,000	3,150,000	—	—
Shares repurchased	(1,650,000)	(2,300,000)	—	(150,000)
Shares outstanding, beginning of period	8,200,000	7,350,000	2,350,000	2,500,000

Shares outstanding, end of period	7,300,000	8,200,000	2,350,000	2,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares DWA Momentum Portfolio (PDP)		PowerShares Global Listed Private Equity Portfolio (PSP)		PowerShares Golden Dragon China Portfolio (PGJ)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$5,597,344	$5,251,402	$5,531,939	$22,814,219	$969,628	$326,329
31,112,306	11,667,965	(9,763,336)	(5,143,054)	3,502,479	5,207,596
(10,295,306)	(151,181,845)	15,158,451	(60,132,281)	4,023,254	(28,892,998)

26,414,344	(134,262,478)	10,927,054	(42,461,116)	8,495,361	(23,359,073)

(4,886,549)	(5,095,535)	(5,852,205)	(22,461,093)	(376,399)	(604,271)
—	—	—	—	—	(172,929)

(4,886,549)	(5,095,535)	(5,852,205)	(22,461,093)	(376,399)	(777,200)

220,668,438	825,218,576	12,017,559	27,886,163	11,573,034	31,179,637
(315,585,939)	(1,119,618,364)	(89,216,244)	(113,645,852)	(21,503,074)	(74,425,765)

(94,917,501)	(294,399,788)	(77,198,685)	(85,759,689)	(9,930,040)	(43,246,128)

(73,389,706)	(433,757,801)	(72,123,836)	(150,681,898)	(1,811,078)	(67,382,401)

1,438,022,453	1,871,780,254	325,924,529	476,606,427	163,248,234	230,630,635

$1,364,632,747	$1,438,022,453	$253,800,693	$325,924,529	$161,437,156	$163,248,234

$2,596,417	$1,885,622	$(11,618,165)	$(11,297,899)	$389,219	$(204,010)

5,200,000	19,600,000	1,100,000	2,400,000	350,000	950,000
(7,550,000)	(28,200,000)	(8,400,000)	(11,100,000)	(700,000)	(2,450,000)
35,500,000	44,100,000	31,200,000	39,900,000	5,350,000	6,850,000

33,150,000	35,500,000	23,900,000	31,200,000	5,000,000	5,350,000

33

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares S&P 500 BuyWrite Portfolio (PBP)		PowerShares S&P 500® Quality Portfolio (SPHQ)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income	$2,058,027	$4,832,789	$11,135,937	$11,619,554
Net realized gain (loss)	8,438,494	48,746,477	15,933,854	95,897,301
Net change in unrealized appreciation (depreciation)	1,984,231	(52,833,355)	(19,168,555)	(44,054,301)

Net increase (decrease) in net assets resulting from operations	12,480,752	745,911	7,901,236	63,462,554

Distributions to Shareholders from:
Net investment income	(2,495,274)	(5,351,930)	(9,652,678)	(10,888,763)
Net realized gains	—	(12,062,642)	—	—

Total distributions to shareholders	(2,495,274)	(17,414,572)	(9,652,678)	(10,888,763)

Shareholder Transactions:
Proceeds from shares sold	10,440,703	113,491,101	529,414,832	927,220,372
Value of shares repurchased	(38,303,598)	(203,197,290)	(361,364,549)	(614,252,831)

Net increase (decrease) in net assets resulting from shares transactions	(27,862,895)	(89,706,189)	168,050,283	312,967,541

Increase (Decrease) in Net Assets	(17,877,417)	(106,374,850)	166,298,841	365,541,332

Net Assets:
Beginning of period	297,895,168	404,270,018	899,077,890	533,536,558

End of period	$280,017,751	$297,895,168	$1,065,376,731	$899,077,890

Undistributed net investment income at end of period	$370,063	$807,310	$3,375,992	$1,892,733

Changes in Shares Outstanding:
Shares sold	500,000	5,400,000	21,250,000	39,250,000
Shares repurchased	(1,850,000)	(9,800,000)	(14,650,000)	(25,800,000)
Shares outstanding, beginning of period	14,650,000	19,050,000	36,400,000	22,950,000

Shares outstanding, end of period	13,300,000	14,650,000	43,000,000	36,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Water Resources Portfolio (PHO)		PowerShares WilderHill Clean Energy Portfolio (PBW)		PowerShares WilderHill Progressive Energy Portfolio (PUW)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$1,884,415	$4,118,173	$975,207	$2,660,810	$144,415	$330,986
3,075,103	(42,964,308)	(8,364,578)	(38,371,622)	(924,633)	(5,276,031)
15,018,909	(35,442,735)	(2,329,174)	(2,472,953)	1,948,645	(1,905,394)

19,978,427	(74,288,870)	(9,718,545)	(38,183,765)	1,168,427	(6,850,439)

(1,193,447)	(5,414,109)	(1,367,044)	(2,346,665)	(107,387)	(367,721)
—	—	—	—	—	—

(1,193,447)	(5,414,109)	(1,367,044)	(2,346,665)	(107,387)	(367,721)

37,972,560	149,177,885	569,984	5,301,285	1,056,359	—
(40,136,401)	(244,171,049)	(4,206,705)	(7,305,808)	(3,444,211)	(3,464,537)

(2,163,841)	(94,993,164)	(3,636,721)	(2,004,523)	(2,387,852)	(3,464,537)

16,621,139	(174,696,143)	(14,722,310)	(42,534,953)	(1,326,812)	(10,682,697)

680,462,708	855,158,851	101,255,087	143,790,040	23,487,056	34,169,753

$697,083,847	$680,462,708	$86,532,777	$101,255,087	$22,160,244	$23,487,056

$1,016,580	$325,612	$(145,562)	$246,275	$84,464	$47,436

1,600,000	6,650,000	150,000	1,250,000	50,000	—
(1,700,000)	(11,000,000)	(1,150,000)	(1,550,000)	(150,000)	(150,000)
29,600,000	33,950,000	24,650,000	24,950,000	1,050,000	1,200,000

29,500,000	29,600,000	23,650,000	24,650,000	950,000	1,050,000

35

Financial Highlights

PowerShares Aerospace & Defense Portfolio (PPA)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016		2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$36.43		$35.73		$32.16	$23.22	$19.99	$20.57
Net investment income(a)	0.46		0.53	(b)	0.32	0.33	0.44	0.21
Net realized and unrealized gain (loss) on investments	1.89		0.67		3.52	9.00	3.22	(0.60)
Total from investment operations	2.35		1.20		3.84	9.33	3.66	(0.39)
Distributions to shareholders from:
Net investment income	(0.39)		(0.50)		(0.27)	(0.39)	(0.43)	(0.19)
Net asset value at end of period	$38.39		$36.43		$35.73	$32.16	$23.22	$19.99
Market price at end of period(c)	$38.43		$36.42		$35.71	$32.15	$23.20	$19.98
Net Asset Value Total Return(d)	6.49%		3.43%		11.99%	40.52%	18.69%	(1.82)%
Market Price Total Return(d)	6.62%		3.46%		11.96%	40.59%	18.65%	(1.87)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$280,261		$298,735		$262,613	$98,086	$47,607	$54,967
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(e)	0.64%		0.66%	0.66%	0.66%	0.66%
Expenses, prior to Waivers	0.61	%(e)	0.64%		0.66%	0.69%	0.74%	0.76%
Net investment income, after Waivers	2.41	%(e)	1.50	%(b)	0.94%	1.13%	2.18%	1.09%
Portfolio turnover rate(f)	5%		16%		13%	8%	17%	25%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.33 and 0.93%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares CleantechTM Portfolio (PZD)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$30.41		$30.60	$31.90	$25.47	$23.06	$30.10
Net investment income(a)	0.24		0.22	0.27	0.17	0.26	0.24
Net realized and unrealized gain (loss) on investments	1.09		(0.18)	(1.33)	6.53	2.37	(7.07)
Total from investment operations	1.33		0.04	(1.06)	6.70	2.63	(6.83)
Distributions to shareholders from:
Net investment income	(0.20)		(0.23)	(0.24)	(0.27)	(0.22)	(0.21)
Net asset value at end of period	$31.54		$30.41	$30.60	$31.90	$25.47	$23.06
Market price at end of period(b)	$31.54		$30.29	$30.54	$31.92	$25.36	$22.98
Net Asset Value Total Return(c)	4.39%		0.15%	(3.36)%	26.52%	11.59%	(22.65)%
Market Price Total Return(c)	4.80%		(0.05)%	(3.61)%	27.15%	11.50%	(22.87)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$74,110		$71,466	$76,512	$84,535	$71,314	$100,305
Ratio to average net assets of:
Expenses, after Waivers	0.67	%(d)	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses, prior to Waivers	0.72	%(d)	0.73%	0.72%	0.72%	0.76%	0.74%
Net investment income, after Waivers	1.54	%(d)	0.76%	0.89%	0.58%	1.16%	0.97%
Portfolio turnover rate(e)	17%		25%	22%	24%	22%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares DWA Momentum Portfolio (PDP)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015		2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$40.51		$42.44	$36.96		$31.77		$27.86		$26.52
Net investment income(a)	0.17		0.12	0.16		0.06		0.23		0.07
Net realized and unrealized gain (loss) on investments	0.64		(1.94)	5.43		5.23		3.92		1.31
Total from investment operations	0.81		(1.82)	5.59		5.29		4.15		1.38
Distributions to shareholders from:
Net investment income	(0.15)		(0.11)	(0.11)		(0.10)		(0.24)		(0.04)
Net asset value at end of period	$41.17		$40.51	$42.44		$36.96		$31.77		$27.86
Market price at end of period(b)	$41.20		$40.50	$42.43		$36.93		$31.76		$27.86
Net Asset Value Total Return(c)	1.98%		(4.29)%	15.13%		16.71%		15.02%		5.22%
Market Price Total Return(c)	2.08%		(4.29)%	15.19%		16.65%		14.98%		5.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,364,633		$1,438,022	$1,871,780		$1,260,444		$876,929		$571,078
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.64%	0.63	%(e)	0.64	%(e)	0.67	%(e)	0.65%
Expenses, prior to Waivers	0.64	%(d)	0.64%	0.63	%(e)	0.64	%(e)	0.67	%(e)	0.65%
Net investment income, after Waivers	0.79	%(d)	0.29%	0.39%		0.17%		0.82%		0.29%
Portfolio turnover rate(f)	29%		100%	73%		75%		66%		96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares Global Listed Private Equity Portfolio (PSP)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016		2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$10.45		$11.95		$11.79	$11.70		$9.22	$12.17
Net investment income(a)	0.21		0.60	(b)	0.35	0.38	(c)	0.24	0.26
Net realized and unrealized gain (loss) on investments	0.20		(1.53)		0.41	1.38		2.64	(2.58)
Total from investment operations	0.41		(0.93)		0.76	1.76		2.88	(2.32)
Distributions to shareholders from:
Net investment income	(0.24)		(0.57)		(0.60)	(1.67)		(0.40)	(0.56)
Return of capital	—		—		—	—		—	(0.07)
Total distributions	(0.24)		(0.57)		(0.60)	(1.67)		(0.40)	(0.63)
Net asset value at end of period	$10.62		$10.45		$11.95	$11.79		$11.70	$9.22
Market price at end of period(d)	$10.60		$10.39		$11.93	$11.85		$11.75	$9.25
Net Asset Value Total Return(e)	3.93%		(8.09)%		6.79%	16.20%		31.87%	(19.51)%
Market Price Total Return(e)	4.33%		(8.47)%		6.09%	16.31%		32.00%	(19.80)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$253,801		$325,925		$476,606	$583,601		$408,492	$296,744
Ratio to average net assets of:
Expenses, after Waivers(f)	0.67	%(g)	0.64%		0.64%	0.69%		0.70%	0.71%
Expenses, prior to Waivers(f)	0.68	%(g)	0.66%		0.66%	0.70%		0.70%	0.76%
Net investment income, after Waivers	3.90	%(g)	5.51	%(b)	3.04%	3.20	%(c)	2.47%	2.79%
Portfolio turnover rate(h)	19%		35%		30%	53%		53%	88%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 3.12%, respectively.
(c)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.28 and 2.39%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares Golden Dragon China Portfolio (PGJ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$30.51		$33.67	$27.65	$19.65	$21.56		$28.98
Net investment income(a)	0.19		0.06	0.21	0.21	0.34		0.48
Net realized and unrealized gain (loss) on investments	1.66		(3.10)	6.06	8.08	(1.81)		(7.43)
Total from investment operations	1.85		(3.04)	6.27	8.29	(1.47)		(6.95)
Distributions to shareholders from:
Net investment income	(0.07)		(0.09)	(0.25)	(0.29)	(0.44)		(0.47)
Return of capital	—		(0.03)	—	—	—		—
Total distributions	(0.07)		(0.12)	(0.25)	(0.29)	(0.44)		(0.47)
Net asset value at end of period	$32.29		$30.51	$33.67	$27.65	$19.65		$21.56
Market price at end of period(b)	$32.28		$30.49	$33.62	$27.60	$19.59		$21.49
Net Asset Value Total Return(c)	6.10%		(9.04)%	22.79%	42.28%	(6.73	)%(d)	(23.98)%
Market Price Total Return(c)	6.14%		(8.97)%	22.83%	42.46%	(6.70)%		(23.93)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$161,437		$163,248	$230,631	$258,569	$181,744		$245,838
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(e)	0.70%	0.70%	0.70%	0.70%		0.69%
Expenses, prior to Waivers	0.73	%(e)	0.70%	0.70%	0.70%	0.75%		0.71%
Net investment income, after Waivers	1.24	%(e)	0.18%	0.68%	0.75%	1.78%		2.08%
Portfolio turnover rate(f)	17%		47%	25%	37%	63%		23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.004 per share. Had the pay-in not been made, the net asset value total return would have been (6.77)%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P 500 BuyWrite Portfolio (PBP)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$20.33		$21.22	$21.32	$20.83	$20.60	$21.52
Net investment income(a)	0.15		0.30	0.28	0.28	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.75		(0.11)	0.65	1.57	0.70	1.00
Total from investment operations	0.90		0.19	0.93	1.85	1.03	1.29
Distributions to shareholders from:
Net investment income	(0.18)		(0.34)	(0.86)	(1.35)	(0.65)	(2.10)
Net realized gains	—		(0.74)	(0.17)	(0.01)	(0.15)	(0.11)
Total distributions	(0.18)		(1.08)	(1.03)	(1.36)	(0.80)	(2.21)
Net asset value at end of period	$21.05		$20.33	$21.22	$21.32	$20.83	$20.60
Market price at end of period(b)	$21.08		$20.29	$21.22	$21.35	$20.83	$20.65
Net Asset Value Total Return(c)	4.45%		0.90%	4.48%	9.34%	5.22%	6.74%
Market Price Total Return(c)	4.81%		0.67%	4.32%	9.50%	4.97%	7.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$280,018		$297,895	$404,270	$249,458	$205,222	$154,528
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.44	%(d)	1.47%	1.33%	1.37%	1.61%	1.42%
Portfolio turnover rate(e)	17%		43%	50%	32%	22%	58%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

PowerShares S&P 500® Quality Portfolio (SPHQ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$24.70		$23.25	$20.90	$17.87	$15.33	$14.64
Net investment income(a)	0.27		0.45	0.41	0.36	0.33	0.26
Net realized and unrealized gain on investments	0.01		1.46	2.33	3.03	2.52	0.74
Total from investment operations	0.28		1.91	2.74	3.39	2.85	1.00
Distributions to shareholders from:
Net investment income	(0.20)		(0.46)	(0.39)	(0.36)	(0.31)	(0.31)
Net asset value at end of period	$24.78		$24.70	$23.25	$20.90	$17.87	$15.33
Market price at end of period(b)	$24.79		$24.70	$23.24	$20.89	$17.87	$15.33
Net Asset Value Total Return(c)	1.15%		8.39%	13.17%	19.15%	18.86%	7.04%
Market Price Total Return(c)	1.20%		8.43%	13.18%	19.09%	18.86%	7.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,065,377		$899,078	$533,537	$365,686	$228,736	$146,421
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.39%	0.50%
Expenses, prior to Waivers	0.36	%(d)	0.38%	0.38%	0.39%	0.55%	0.70%
Net investment income, after Waivers	2.16	%(d)	1.92%	1.83%	1.87%	2.06%	1.82%
Portfolio turnover rate(e)	37%		102%	18%	13%	17%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Water Resources Portfolio (PHO)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.99		$25.19	$25.92	$22.06	$18.78	$20.25
Net investment income(a)	0.06		0.13	0.14	0.16	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.62		(2.17)	(0.72)	3.83	3.28	(1.48)
Total from investment operations	0.68		(2.04)	(0.58)	3.99	3.44	(1.34)
Distributions to shareholders from:
Net investment income	(0.04)		(0.16)	(0.15)	(0.13)	(0.16)	(0.13)
Net asset value at end of period	$23.63		$22.99	$25.19	$25.92	$22.06	$18.78
Market price at end of period(b)	$23.64		$22.98	$25.17	$25.91	$22.05	$18.77
Net Asset Value Total Return(c)	2.96%		(8.09)%	(2.25)%	18.16%	18.48%	(6.59)%
Market Price Total Return(c)	3.05%		(8.06)%	(2.29)%	18.17%	18.49%	(6.59)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$697,084		$680,463	$855,159	$990,247	$877,064	$825,510
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(d)	0.61%	0.61%	0.61%	0.62%	0.62%
Expenses, prior to Waivers	0.61	%(d)	0.61%	0.61%	0.61%	0.62%	0.62%
Net investment income, after Waivers	0.54	%(d)	0.58%	0.56%	0.66%	0.81%	0.77%
Portfolio turnover rate(e)	30%		89%	25%	34%	31%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

PowerShares WilderHill Clean Energy Portfolio (PBW)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$4.11		$5.76	$6.59	$4.79	$5.08	$10.35
Net investment income(a)	0.04		0.11	0.14	0.10	0.11	0.20
Net realized and unrealized gain (loss) on investments	(0.43)		(1.66)	(0.82)	1.85	(0.26)	(5.33)
Total from investment operations	(0.39)		(1.55)	(0.68)	1.95	(0.15)	(5.13)
Distributions to shareholders from:
Net investment income	(0.06)		(0.10)	(0.15)	(0.15)	(0.14)	(0.14)
Net asset value at end of period	$3.66		$4.11	$5.76	$6.59	$4.79	$5.08
Market price at end of period(b)	$3.66		$4.11	$5.76	$6.59	$4.79	$5.08
Net Asset Value Total Return(c)	(9.57)%		(27.19)%	(10.36)%	41.23%	(2.64)%	(49.78)%
Market Price Total Return(c)	(9.57)%		(27.19)%	(10.36)%	41.23%	(2.65)%	(49.68)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$86,533		$101,255	$143,790	$218,101	$142,494	$178,016
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.82	%(d)	0.76%	0.72%	0.70%	0.70%	0.76%
Net investment income (loss), after Waivers	2.11	%(d)	2.37%	2.39%	1.55%	2.48%	2.98%
Portfolio turnover rate(e)	39%		60%	48%	57%	52%	46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares WilderHill Progressive Energy Portfolio (PUW)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.37		$28.47	$32.73	$27.56	$25.87	$30.68
Net investment income(a)	0.14		0.30	0.50	0.24	0.35	0.14
Net realized and unrealized gain (loss) on investments	0.92		(6.07)	(4.27)	5.27	1.54	(4.71)
Total from investment operations	1.06		(5.77)	(3.77)	5.51	1.89	(4.57)
Distributions to shareholders from:
Net investment income	(0.10)		(0.33)	(0.49)	(0.34)	(0.20)	(0.24)
Net asset value at end of period	$23.33		$22.37	$28.47	$32.73	$27.56	$25.87
Market price at end of period(b)	$23.32		$22.36	$28.47	$32.71	$27.55	$25.86
Net Asset Value Total Return(c)	4.78%		(20.29)%	(11.59)%	20.24%	7.38%	(14.84)%
Market Price Total Return(c)	4.78%		(20.32)%	(11.54)%	20.21%	7.38%	(14.93)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,160		$23,487	$34,170	$45,819	$38,584	$47,859
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.71%
Expenses, prior to Waivers	1.02	%(d)	0.99%	0.86%	0.84%	0.87%	0.86%
Net investment income, after Waivers	1.23	%(d)	1.34%	1.69%	0.78%	1.40%	0.56%
Portfolio turnover rate(e)	20%		40%	41%	37%	32%	36%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Aerospace & Defense Portfolio (PPA)	“Aerospace & Defense Portfolio”
PowerShares CleantechTM Portfolio (PZD)	“CleantechTM Portfolio”
PowerShares DWA Momentum Portfolio (PDP)	“DWA Momentum Portfolio”
PowerShares Global Listed Private Equity Portfolio (PSP)	“Global Listed Private Equity Portfolio”
PowerShares Golden Dragon China Portfolio (PGJ)	“Golden Dragon China Portfolio”
PowerShares S&P 500 BuyWrite Portfolio (PBP)	“S&P 500 BuyWrite Portfolio”
PowerShares S&P 500® Quality Portfolio (SPHQ) (formerly, PowerShares S&P 500® High Quality Portfolio)	“S&P 500® Quality Portfolio”
PowerShares Water Resources Portfolio (PHO)	“Water Resources Portfolio”
PowerShares WilderHill Clean Energy Portfolio (PBW)	“WilderHill Clean Energy Portfolio”
PowerShares WilderHill Progressive Energy Portfolio (PUW)	“WilderHill Progressive Energy Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Aerospace & Defense Portfolio	SPADETM Defense Index
CleantechTM Portfolio	The Cleantech IndexTM
DWA Momentum Portfolio	Dorsey Wright® Technical Leaders Index
Global Listed Private Equity Portfolio	Red Rocks Global Listed Private Equity Index
Golden Dragon China Portfolio	NASDAQ Golden Dragon China Index
S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWriteSM Index
S&P 500® Quality Portfolio	S&P 500® Quality Index
Water Resources Portfolio	NASDAQ OMX US Water IndexSM
WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Momentum Investing Risk. For DWA Momentum Portfolio, the Fund employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Diversified Fund Risk. Each Fund (except for CleantechTM Portfolio, DWA Momentum Portfolio, Global Listed Private Equity Portfolio, S&P 500 BuyWrite Portfolio, S&P 500® Quality Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. For CleantechTM Portfolio and Golden Dragon China Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Foreign Securities Risk. For CleantechTM Portfolio, Global Listed Private Equity Portfolio, Golden Dragon China Portfolio and Water Resources Portfolio, since their Underlying Indexes may include ADRs and/or global depositary receipts (“GDRs”), investing in these Funds involve risks of investing in foreign securities, in addition to the risks associated with domestic securities. In general, foreign

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companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

Risk of Investing in Listed Private Equity Companies. For Global Listed Private Equity Portfolio, there are certain risks inherent in investing in listed private equity companies, which encompass business development companies (“BDCs”), and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. The 1940 Act imposes certain restraints upon the operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the

45

country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Option Contracts Written

S&P 500 BuyWrite Portfolio engaged in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently “marked-to-market” to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statements of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk. The Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

I. Swap Agreements

Global Listed Private Equity Portfolio may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

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Such transactions are agreements between two parties (“Counterparties”). These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

J. Securities Lending

During the six-month period ended October 31, 2016, CleantechTM Portfolio, Global Listed Private Equity Portfolio, Golden Dragon China Portfolio, WilderHill Clean Energy Portfolio and WilderHill Progressive Energy Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for S&P 500 BuyWrite Portfolio and S&P 500® Quality Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

As compensation for its services, S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

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The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except S&P 500 BuyWrite Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for S&P 500® Quality Portfolio and S&P 500 BuyWrite Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2017. The Expense Cap (including sub-licensing fees) for S&P 500® Quality Portfolio is 0.29% of the Fund’s average daily net assets per year through at least August 31, 2017. Offering costs excluded from each Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2017. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense Portfolio, DWA Momentum Portfolio, Global Listed Private Equity Portfolio and Water Resources Portfolio.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2016, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense Portfolio	$283
CleantechTM Portfolio	16,726
DWA Momentum Portfolio	1,021
Global Listed Private Equity Portfolio	24,899
Golden Dragon China Portfolio	26,480
S&P 500 BuyWrite Portfolio	74
S&P 500® Quality Portfolio	381,746
Water Resources Portfolio	518
WilderHill Clean Energy Portfolio	54,592
WilderHill Progressive Energy Portfolio	37,189

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2016 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/17	04/30/18	04/30/19	10/31/19
CleantechTM Portfolio	$128,627	$34,174	$35,420	$42,340	$16,693
Golden Dragon China Portfolio	35,156	—	—	8,803	26,353
S&P 500® Quality Portfolio	1,584,067	286,999	392,147	523,569	381,352
WilderHill Clean Energy Portfolio	151,706	—	34,402	62,834	54,470
WilderHill Progressive Energy Portfolio	225,485	55,938	60,563	71,809	37,175

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

48

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Aerospace & Defense Portfolio	ISBC LLC
CleantechTM Portfolio	Cleantech Indices LLC
DWA Momentum Portfolio	Dorsey Wright & Associates, LLC
Global Listed Private Equity Portfolio	Red Rocks Capital, LLC
Golden Dragon China Portfolio	Nasdaq, Inc.
S&P 500 BuyWrite Portfolio	S&P Dow Jones Indices LLC
S&P 500® Quality Portfolio	S&P Dow Jones Indices LLC
Water Resources Portfolio	Nasdaq, Inc.
WilderHill Clean Energy Portfolio	WilderHill
WilderHill Progressive Energy Portfolio	Progressive Energy Index LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500 BuyWrite Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended October 31, 2016.

S&P 500 BuyWrite Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Invesco Ltd.	$214,744	$15,896	$(32,033)	$(14,909)	$(6,478)	$177,220	$3,653

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of October 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

49

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Global Listed Private Equity Portfolio
Equity Securities	$277,143,576	$—	$—	$277,143,576
Swap Agreements*	—	(488,081)	—	(488,081)

Total Investments	$277,143,576	$(488,081)	$—	$276,655,495

Golden Dragon China Portfolio
Equity Securities	$182,487,003	$—	$0	$182,487,003

*	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2016:

	Value
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements — OTC	$(488,081)	$—
Options written, at value — Exchange-Traded	—	(2,877,285)

Total Derivative Liabilities	$(488,081)	$(2,877,285)

Derivatives not subject to master netting agreements	—	2,877,285

Total Derivative Liabilities subject to master netting agreements	$(488,081)	$—

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2016:

Global Listed Private Equity Portfolio

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap agreements	Swap agreements	Net value of derivatives	Non-Cash	Cash	Net amount
Citibank, N.A.	$—	$(485,303)	$(485,303)	$—	$—	$(485,303)
Morgan Stanley Capital Services LLC	—	(2,778)	(2,778)	—	—	(2,778)

Total	$—	$(488,081)	$(488,081)	$—	$—	$(488,081)

50

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
	Equity Risk
Realized Gain (Loss):
Options written	$—	$2,926,323
Swap agreements	(10,633)	—
Change in Net Unrealized Appreciation (Depreciation):
Options written	—	(1,211,615)
Swap agreements	738,315	—

Total	$727,682	$1,714,708

The table below summarizes the average notional value of swap agreements and options outstanding during the period.

	Average Notional Value
	Global Listed Private Equity Portfolio	S&P 500 BuyWrite Portfolio
Swap agreements	$26,762,608	$—
Options written	—	283,119,583

Global Listed Private Equity Portfolio

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Termination Date	Notional Value(a)		Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 75 basis points	October-2017	$	9,872,431	$(6,055)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month LIBOR plus 65 basis points	October-2017		1,744,709	(4,556)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 75 basis points	October-2017		10,191,961	(474,692)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	August-2018	GBP	2,565,251	(2,778)

Total Open Over-The-Counter Total Return Swap Agreements — Equity Risk							$(488,081)

Investment Abbreviations:

GBP—Pound Sterling

LIBOR—London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

S&P 500 BuyWrite Portfolio

Open Options Written—Equity Risk
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation	Notional Value*	Value
Call Option S&P 500 Index	November-2016	$2,140	1,329	$(3,296,928)	$419,643	$284,406,000	$(2,877,285)

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Options Written Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,452	$3,729,398
Written	8,105	21,563,095
Closed	(4,196)	(11,714,068)
Expired	(4,032)	(10,281,497)

End of period	1,329	$3,296,928

51

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Aerospace & Defense Portfolio	$7,470,897	$6,428,813	$9,464,875	$222,565	$3,358,504	$26,945,654	$2,374,303
CleantechTM Portfolio	14,341,075	25,186,026	12,098,616	2,005,428	28,096,600	81,727,745	1,171,839
DWA Momentum Portfolio	92,771,702	60,219,842	10,496,532	141,229,618	—	304,717,694	5,046,566
Global Listed Private Equity Portfolio	7,687,052	47,149,399	—	17,958,447	15,135,226	87,930,124	796,018
Golden Dragon China Portfolio	22,836,421	74,072,167	35,483,714	17,263,381	145,699,291	295,354,974	1,235,904
S&P 500 BuyWrite Portfolio	—	—	—	—	—	—	—
S&P 500® Quality Portfolio	37,241,965	42,466,537	9,869,908	—	—	89,578,410	19,599,607
Water Resources Portfolio	93,208,162	265,948,030	33,978,301	90,981,849	122,708,128	606,824,470	3,553,481
WilderHill Clean Energy Portfolio	261,712,498	460,657,845	241,008,862	73,921,396	332,312,916	1,369,613,517	44,707,703
WilderHill Progressive Energy Portfolio	8,319,827	12,433,887	2,282,887	4,871,192	9,684,931	37,592,724	179,432

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended October 31, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$16,213,175	$15,960,005
CleantechTM Portfolio	12,515,765	12,166,043
DWA Momentum Portfolio	407,789,730	406,345,781
Global Listed Private Equity Portfolio	47,850,265	53,090,886
Golden Dragon China Portfolio	27,063,364	25,994,324
S&P 500 BuyWrite Portfolio	51,507,716	48,803,189
S&P 500® Quality Portfolio	381,043,223	377,494,598
Water Resources Portfolio	210,903,130	209,741,077
WilderHill Clean Energy Portfolio	36,414,099	36,528,790
WilderHill Progressive Energy Portfolio	5,310,718	4,754,548

52

For the six-month period ended October 31, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Aerospace & Defense Portfolio	$28,162,178	$62,820,586
CleantechTM Portfolio	—	—
DWA Momentum Portfolio	220,575,450	315,832,202
Global Listed Private Equity Portfolio	10,556,719	77,142,250
Golden Dragon China Portfolio	11,575,412	21,927,845
S&P 500 BuyWrite Portfolio	10,530,177	39,122,346
S&P 500® Quality Portfolio	529,075,284	363,256,816
Water Resources Portfolio	37,969,919	40,450,320
WilderHill Clean Energy Portfolio	489,856	4,206,963
WilderHill Progressive Energy Portfolio	1,056,164	3,959,906

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense Portfolio	$29,918,032	$(11,295,913)	$18,622,119	$261,683,344
CleantechTM Portfolio	20,194,503	(5,907,861)	14,286,642	62,573,278
DWA Momentum Portfolio	136,239,624	(32,210,037)	104,029,587	1,260,836,562
Global Listed Private Equity Portfolio	23,298,649	(58,068,301)	(34,769,652)	311,913,228
Golden Dragon China Portfolio	31,858,323	(29,089,657)	2,768,666	179,718,337
S&P 500 BuyWrite Portfolio	25,002,287	(21,806,441)	3,195,846	279,652,573
S&P 500® Quality Portfolio	44,467,677	(38,017,133)	6,450,544	1,058,558,065
Water Resources Portfolio	150,351,124	(11,063,423)	139,287,701	558,258,614
WilderHill Clean Energy Portfolio	9,356,523	(22,483,840)	(13,127,317)	125,642,076
WilderHill Progressive Energy Portfolio	4,355,601	(1,420,029)	2,935,572	20,171,365

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to

53

105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. Subsequent Event

Effective December 7, 2016, each of DWA Momentum Portfolio, Golden Dragon China Portfolio and Water Resources Portfolio’s Shares were listed and began trading on The NASDAQ Stock Market LLC.

54

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, (excluding PowerShares S&P 500 BuyWrite Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares S&P 500 BuyWrite Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2016.

In addition to the fees and expenses which the PowerShares Global Listed Private Equity Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Aerospace & Defense Portfolio (PPA)
Actual	$1,000.00	$1,064.86	0.61%	$3.17
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11
PowerShares CleantechTM Portfolio (PZD)
Actual	1,000.00	1,043.91	0.67	3.45
Hypothetical (5% return before expenses)	1,000.00	1,021.83	0.67	3.41
PowerShares DWA Momentum Portfolio (PDP)
Actual	1,000.00	1,019.82	0.64	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
PowerShares Global Listed Private Equity Portfolio (PSP)
Actual	1,000.00	1,039.27	0.67	3.44
Hypothetical (5% return before expenses)	1,000.00	1,021.83	0.67	3.41

55

Fees and Expenses (continued)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Golden Dragon China Portfolio (PGJ)
Actual	$1,000.00	$1,061.02	0.70%	$3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
PowerShares S&P 500 BuyWrite Portfolio (PBP)
Actual	1,000.00	1,044.50	0.75	3.86
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82
PowerShares S&P 500® Quality Portfolio (SPHQ)
Actual	1,000.00	1,011.52	0.29	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.74	0.29	1.48
PowerShares Water Resources Portfolio (PHO)
Actual	1,000.00	1,029.58	0.61	3.12
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.61	3.11
PowerShares WilderHill Clean Energy Portfolio (PBW)
Actual	1,000.00	904.30	0.70	3.36
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57
PowerShares WilderHill Progressive Energy Portfolio (PUW)
Actual	1,000.00	1,047.77	0.70	3.61
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.70	3.57

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

56

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

P-PS-SAR-4
©2016 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2016

2016 Semi-Annual Report to Shareholders

PKW	PowerShares BuyBack AchieversTM Portfolio

PFM	PowerShares Dividend AchieversTM Portfolio

PGF	PowerShares Financial Preferred Portfolio

PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio

PID	PowerShares International Dividend AchieversTM Portfolio

2

PowerShares BuyBack Achievers™ Portfolio (PKW)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Industrials	23.3
Consumer Discretionary	22.0
Financials	17.4
Information Technology	15.5
Health Care	8.2
Consumer Staples	5.7
Materials	4.3
Energy	2.5
Utilities	0.8
Real Estate	0.3
Telecommunication Services	0.0
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—22.0%
10,961	American Public Education, Inc.(b)	$220,864
15,115	Asbury Automotive Group, Inc.(b)	770,109
8,147	Ascent Capital Group, Inc., Class A(b)	166,036
19,936	AutoZone, Inc.(b)	14,795,702
105,341	Bed Bath & Beyond, Inc.	4,257,883
30,360	Big Lots, Inc.	1,317,624
13,481	Bob Evans Farms, Inc.	555,687
9,945	Bravo Brio Restaurant Group, Inc.(b)	44,752
40,152	Bright Horizons Family Solutions, Inc.(b)	2,686,570
37,458	Brinker International, Inc.(c)	1,844,432
10,813	Build-A-Bear Workshop, Inc.(b)	145,976
130,584	CarMax, Inc.(b)(c)	6,521,365
11,350	Carriage Services, Inc.	268,314
277,483	CBS Corp., Class B	15,711,087
90,045	Chico’s FAS, Inc.	1,050,825
12,519	Children’s Place, Inc. (The)	950,818
20,990	Conn’s, Inc.(b)(c)	199,405
50,116	Crocs, Inc.(b)	385,392
98,027	Dana, Inc.	1,517,458
21,851	Deckers Outdoor Corp.(b)	1,140,404
20,602	Dillard’s, Inc., Class A	1,262,903
62,568	Dunkin’ Brands Group, Inc.	3,025,788
27,665	Finish Line, Inc. (The), Class A	544,724
32,824	Fossil Group, Inc.(b)(c)	895,110
271,756	Gap, Inc. (The)	7,497,748
14,066	Genesco, Inc.(b)	756,751
46,636	GNC Holdings, Inc., Class A	626,321
390,230	Groupon, Inc., Class A(b)(c)	1,557,018

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
149,419	H&R Block, Inc.	$3,432,154
121,940	Harley-Davidson, Inc.	6,953,019
14,998	Hibbett Sports, Inc.(b)(c)	582,672
83,397	Houghton Mifflin Harcourt Co.(b)	1,054,972
15,964	Hyatt Hotels Corp., Class A(b)	810,812
22,286	Jack in the Box, Inc.	2,088,867
10,404	Jamba, Inc.(b)	109,762
122,480	Kohl’s Corp.	5,358,500
596,506	Lowe’s Cos., Inc.	39,757,125
210,371	Macy’s, Inc.	7,676,438
266,336	Marriott International, Inc., Class A	18,297,283
572,904	McDonald’s Corp.	64,491,803
11,121	Movado Group, Inc.	245,218
3,578	NACCO Industries, Inc., Class A	261,731
15,184	Panera Bread Co., Class A(b)	2,896,500
56,809	Pier 1 Imports, Inc.	244,847
234,344	PulteGroup, Inc.	4,358,798
31,477	Regis Corp.(b)	399,128
64,923	Scripps Networks Interactive, Inc., Class A	4,178,444
132,053	Service Corp. International	3,380,557
23,173	Shutterfly, Inc.(b)	1,135,477
3,326,657	Sirius XM Holdings, Inc.(b)(c)	13,872,160
32,425	Sonic Corp.	742,857
38,594	Tenneco, Inc.(b)	2,125,372
723,427	Twenty-First Century Fox, Inc., Class A	19,004,427
9,870	Universal Electronics, Inc.(b)	692,381
79,947	Urban Outfitters, Inc.(b)	2,674,227
24,951	Vera Bradley, Inc.(b)	333,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
23,196	Visteon Corp.	$1,637,870
16,368	Vitamin Shoppe, Inc.(b)	410,018
178,175	Wendy’s Co. (The)	1,931,417
74,933	Wyndham Worldwide Corp.	4,933,589
19,180	ZAGG, Inc.(b)	124,670
16,938	Zumiez, Inc.(b)(c)	376,871

		287,290,627

	Consumer Staples—5.7%
396,755	Archer-Daniels-Midland Co.	17,286,615
34,960	Fresh Del Monte Produce, Inc.	2,109,836
11,388	MGP Ingredients, Inc.	400,971
1,060,854	Mondelez International, Inc., Class A	47,674,779
217,420	Whole Foods Market, Inc.	6,150,812

		73,623,013

	Energy—2.5%
120,384	HollyFrontier Corp.	3,003,581
257,540	National Oilwell Varco, Inc.	8,267,034
66,876	Oceaneering International, Inc.	1,591,649
4,489	REX American Resources Corp.(b)	354,586
11,813	SEACOR Holdings, Inc.(b)	582,499
32,100	Tidewater, Inc.(c)	55,533
314,628	Valero Energy Corp.	18,638,563

		32,493,445

	Financials—17.4%
279,325	Aflac, Inc.	19,237,113
253,331	Allstate Corp. (The)	17,201,175
730,180	American International Group, Inc.	45,052,106
110,087	Ameriprise Financial, Inc.	9,730,590
65,429	Anworth Mortgage Asset Corp. REIT	321,256
83,592	Arch Capital Group Ltd. (Bermuda)(b)	6,517,668
25,031	ARMOUR Residential REIT, Inc. REIT(c)	567,453
41,059	Assurant, Inc.	3,306,071
90,106	Assured Guaranty Ltd.	2,693,268
61,838	Axis Capital Holdings Ltd.	3,522,911
17,989	Capital Bank Financial Corp., Class A	589,140
21,134	Central Pacific Financial Corp.	541,664
128,029	Chimera Investment Corp. REIT	2,006,214
119,443	CNO Financial Group, Inc.	1,801,201
73,115	Cowen Group, Inc., Class A(b)	237,624
275,268	Discover Financial Services	15,505,846
33,518	Dynex Capital, Inc. REIT	230,269
4,723	FBR & Co.	65,650
118,025	Fulton Financial Corp.	1,758,573
52,884	Hancock Holding Co.	1,774,258
263,228	Hartford Financial Services Group, Inc. (The)	11,610,987
12,275	HomeTrust Bancshares, Inc.(b)	228,315
58,932	KCG Holdings, Inc., Class A(b)	751,972
70,673	Legg Mason, Inc.	2,029,729
229,902	Loews Corp.	9,892,683
92,512	MBIA, Inc.(b)	712,342
131,116	Moody’s Corp.	13,179,780
64,539	MSCI, Inc.	5,175,382
18,084	National Bank Holdings Corp., Class A	440,165
216,215	Navient Corp.	2,763,228

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
32,969	Northfield Bancorp, Inc.	$542,340
10,377	Piper Jaffray Cos.(b)	586,819
31,696	Primerica, Inc.	1,733,771
36,285	ProAssurance Corp.	1,933,991
856,031	Regions Financial Corp.	9,168,092
196,604	Travelers Cos., Inc. (The)	21,268,621
54,792	Validus Holdings Ltd.	2,799,871
136,555	Voya Financial, Inc.	4,171,755
21,013	Walker & Dunlop, Inc.(b)	505,783
61,713	Washington Federal, Inc.	1,681,679
19,890	Waterstone Financial, Inc.	337,136
3,364	White Mountains Insurance Group Ltd.	2,791,178
5,995	World Acceptance Corp.(b)(c)	284,882

		227,250,551

	Health Care—8.2%
146,446	AmerisourceBergen Corp.	10,298,083
1,248	Atrion Corp.	548,059
149,437	Biogen, Inc.(b)	41,869,259
8,927	Cutera, Inc.(b)	116,944
429,801	Express Scripts Holding Co.(b)	28,968,587
258,232	HCA Holdings, Inc.(b)	19,762,495
16,764	Magellan Health, Inc.(b)	862,508
63,810	MEDNAX, Inc.(b)	3,908,362
20,981	PharMerica Corp.(b)	499,348
16,110	Triple-S Management Corp., Class B(b)	333,155

		107,166,800

	Industrials—23.3%
23,308	AAR Corp.	749,818
73,104	ACCO Brands Corp.(b)	811,454
40,188	Actuant Corp., Class A	896,192
55,319	AGCO Corp.	2,825,695
361,395	American Airlines Group, Inc.	14,672,637
13,230	American Railcar Industries, Inc.	486,599
61,920	Avis Budget Group, Inc.(b)	2,003,731
425,441	Boeing Co. (The)	60,595,562
72,879	Cintas Corp.	7,774,003
11,201	CIRCOR International, Inc.	602,390
5,582	CRA International, Inc.(b)	173,824
214,432	Deere & Co.	18,934,346
510,745	Delta Air Lines, Inc.	21,333,819
42,732	DigitalGlobe, Inc.(b)	1,072,573
105,855	Dover Corp.	7,080,641
438,884	Emerson Electric Co.	22,242,641
14,670	EnPro Industries, Inc.	793,940
20,048	Esterline Technologies Corp.(b)	1,472,526
94,966	Fluor Corp.	4,937,282
37,972	Graco, Inc.	2,844,103
31,410	Griffon Corp.	524,547
242,078	Illinois Tool Works, Inc.	27,492,798
82,812	Jacobs Engineering Group, Inc.(b)	4,271,443
18,939	Kforce, Inc.	328,592
36,729	Kirby Corp.(b)	2,165,175
52,677	L-3 Communications Holdings, Inc.	7,213,588
29,648	Lennox International, Inc.	4,325,347
45,877	Lincoln Electric Holdings, Inc.	3,020,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
7,250	Lindsay Corp.(c)	$567,675
46,738	ManpowerGroup, Inc.	3,589,478
225,202	Masco Corp.	6,954,238
16,305	McGrath RentCorp	490,781
59,174	Meritor, Inc.(b)	608,309
22,191	Moog, Inc., Class A(b)	1,288,631
39,004	Nordson Corp.	3,905,471
121,787	Northrop Grumman Corp.	27,889,223
50,116	Oshkosh Corp.	2,681,206
4,401	P.A.M. Transportation Services, Inc.(b)	86,700
91,231	Parker-Hannifin Corp.	11,198,605
7,770	Powell Industries, Inc.	274,980
23,338	Quanex Building Products Corp.	380,409
98,338	Quanta Services, Inc.(b)	2,827,218
39,169	Tetra Tech, Inc.	1,506,048
53,389	Timken Co. (The)	1,764,506
58,761	United Rentals, Inc.(b)	4,445,857
19,378	Universal Logistics Holdings, Inc.	241,256
15,438	Valmont Industries, Inc.	1,975,292
41,207	W.W. Grainger, Inc.	8,576,001
28,832	WESCO International, Inc.(b)	1,562,694

		304,459,927

	Information Technology—15.5%
33,007	ADTRAN, Inc.	599,077
737,159	Applied Materials, Inc.	21,436,584
54,380	Aspen Technology, Inc.(b)	2,677,671
707,136	Corning, Inc.	16,059,059
68,779	Cree, Inc.(b)	1,533,772
22,245	DST Systems, Inc.	2,139,079
22,154	Ebix, Inc.(c)	1,240,624
17,826	EMCORE Corp.	116,760
149,911	Fiserv, Inc.(b)	14,763,235
56,347	Gartner, Inc.(b)	4,848,096
24,193	Insight Enterprises, Inc.(b)	696,516
175,910	Intuit, Inc.	19,128,453
261,175	Juniper Networks, Inc.	6,879,350
48,013	Kulicke & Soffa Industries, Inc. (Singapore)(b)	635,692
113,708	Motorola Solutions, Inc.	8,252,927
190,048	NetApp, Inc.	6,450,229
22,343	NETGEAR, Inc.(b)	1,128,322
283,400	ON Semiconductor Corp.(b)	3,307,278
22,632	Plantronics, Inc.	1,170,301
964,824	QUALCOMM, Inc.	66,302,705
3	Rackspace Hosting, Inc.(b)	96
21,101	Rudolph Technologies, Inc.(b)	381,928
17,476	ScanSource, Inc.(b)	611,660
24,015	Tech Data Corp.(b)	1,849,635
88,931	Teradata Corp.(b)	2,397,580
137,987	Teradyne, Inc.	3,213,717
84,378	Tivo Corp.(b)	1,674,903
18,254	Ultratech, Inc.(b)	388,628
72,813	VeriSign, Inc.(b)(c)	6,117,748
691,060	Xerox Corp.	6,751,656

		202,753,281

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials—4.3%
31,789	Carpenter Technology Corp.	$1,004,850
42,951	Chemtura Corp.(b)	1,408,793
11,589	Clearwater Paper Corp.(b)	615,376
13,251	Innophos Holdings, Inc.	607,426
21,042	Kraton Corp.(b)	539,306
298,579	Monsanto Co.	30,087,806
238,828	Mosaic Co. (The)	5,619,623
57,334	PolyOne Corp.	1,675,873
49,464	Reliance Steel & Aluminum Co.	3,402,134
61,043	Resolute Forest Products, Inc.(b)	289,954
134,149	Sealed Air Corp.	6,121,219
30,540	Sensient Technologies Corp.	2,275,535
43,044	Worthington Industries, Inc.	2,023,068

		55,670,963

	Real Estate—0.3%
28,935	Hersha Hospitality Trust REIT	515,622
99,045	Piedmont Office Realty Trust, Inc., Class A REIT	2,028,441
50,701	St. Joe Co. (The)(b)	897,408

		3,441,471

	Telecommunication Services—0.0%
23,163	General Communication, Inc., Class A(b)	366,902

	Utilities—0.8%
449,490	AES Corp. (The)	5,290,497
244,928	Calpine Corp.(b)	2,914,643
215,017	NRG Energy, Inc.	2,285,631

		10,490,771

	Total Common Stocks and Other Equity Interests (Cost $1,231,885,272)	1,305,007,751

	Money Market Fund—0.1%
1,384,487	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $1,384,487)	1,384,487

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,233,269,759)—100.1%	1,306,392,238

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.9%
25,006,122	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $25,006,122)	25,006,122

	Total Investments (Cost $1,258,275,881)—102.0%	1,331,398,360
	Other assets less liabilities—(2.0)%	(26,510,581)

	Net Assets—100.0%	$1,304,887,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares BuyBack Achievers™ Portfolio (PKW) (continued)

October 31, 2016

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dividend Achievers™ Portfolio (PFM)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Consumer Staples	23.5
Industrials	14.0
Information Technology	12.1
Energy	10.5
Health Care	9.0
Consumer Discretionary	6.9
Utilities	6.5
Telecommunication Services	6.4
Financials	5.1
Materials	4.1
Real Estate	1.9
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—6.9%
3,117	Aaron’s, Inc.	$77,021
13,823	Best Buy Co., Inc.	537,853
847	Bob Evans Farms, Inc.	34,913
1,025	Cracker Barrel Old Country Store, Inc.	141,450
17,044	Gap, Inc. (The)	470,244
6,378	Genuine Parts Co.	577,783
5,371	Hasbro, Inc.	447,995
1,115	International Speedway Corp., Class A	36,684
2,074	John Wiley & Sons, Inc., Class A	107,018
5,725	Leggett & Platt, Inc.	262,663
37,951	Lowe’s Cos., Inc.	2,529,434
36,549	McDonald’s Corp.	4,114,321
1,683	Meredith Corp.	76,324
1,383	Monro Muffler Brake, Inc.	76,065
57,762	NIKE, Inc., Class B	2,898,497
2,745	Polaris Industries, Inc.	210,295
17,111	Ross Stores, Inc.	1,070,122
1,518	Stonemor Partners LP	19,977
24,621	Target Corp.	1,692,201
5,349	Tiffany & Co.	392,724
28,123	TJX Cos., Inc. (The)	2,074,071
17,763	VF Corp.	962,932
16,698	Yum! Brands, Inc.	1,040,744

		19,851,331

	Consumer Staples—23.5%
83,681	Altria Group, Inc.	5,532,988
1,208	Andersons, Inc. (The)	45,964
24,916	Archer-Daniels-Midland Co.	1,085,590
9,526	Brown-Forman Corp., Class B	439,815

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
5,972	Bunge Ltd.	$370,324
1,679	Casey’s General Stores, Inc.	189,710
11,033	Church & Dwight Co., Inc.	532,453
5,545	Clorox Co. (The)	665,511
184,851	Coca-Cola Co. (The)	7,837,682
38,182	Colgate-Palmolive Co.	2,724,668
18,762	Costco Wholesale Corp.	2,774,337
45,665	CVS Health Corp.	3,840,427
8,860	Flowers Foods, Inc.	137,507
25,678	General Mills, Inc.	1,591,522
22,693	Hormel Foods Corp.	873,681
799	J & J Snack Foods Corp.	97,598
4,986	JM Smucker Co. (The)	654,712
15,001	Kellogg Co.	1,127,025
15,403	Kimberly-Clark Corp.	1,762,257
1,175	Lancaster Colony Corp.	153,514
4,927	McCormick & Co., Inc.	472,351
2,396	Nu Skin Enterprises, Inc., Class A	147,713
61,638	PepsiCo, Inc.	6,607,594
114,327	Procter & Gamble Co. (The)	9,923,584
61,131	Reynolds American, Inc.	3,367,095
23,776	Sysco Corp.	1,144,101
1,637	Tootsie Roll Industries, Inc., Class A	58,032
975	Universal Corp.	52,845
5,565	Vector Group Ltd.	116,531
46,354	Walgreens Boots Alliance, Inc.	3,834,866
132,481	Wal-Mart Stores, Inc.	9,276,320

		67,438,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—10.5%
3,185	Alliance Resource Partners LP	$79,625
5,613	Buckeye Partners LP	362,263
80,798	Chevron Corp.	8,463,591
89,707	Enterprise Products Partners LP	2,264,205
23,583	EOG Resources, Inc.	2,132,375
135,664	Exxon Mobil Corp.	11,303,524
5,051	Genesis Energy LP	176,431
4,628	Helmerich & Payne, Inc.	292,073
2,531	Holly Energy Partners LP	77,322
9,756	Magellan Midstream Partners LP	655,896
7,375	Murphy Oil Corp.	190,791
32,718	Occidental Petroleum Corp.	2,385,469
9,116	ONEOK Partners LP	362,270
9,012	ONEOK, Inc.	436,451
17,035	Plains All American Pipeline LP	517,183
12,759	Sunoco Logistics Partners LP	327,141
2,824	TC PipeLines LP	147,300
691	TransMontaigne Partners LP	26,963

		30,200,873

	Financials—5.1%
1,108	1st Source Corp.	38,292
17,542	Aflac, Inc.	1,208,118
3,769	American Equity Investment Life Holding Co.	67,578
3,722	American Financial Group, Inc.	277,289
6,913	Ameriprise Financial, Inc.	611,040
2,578	Assurant, Inc.	207,581
3,883	Axis Capital Holdings Ltd.	221,215
667	BancFirst Corp.	47,824
5,187	Bank of the Ozarks, Inc.	191,712
2,821	BOK Financial Corp.	200,347
5,988	Brown & Brown, Inc.	220,718
19,919	Chubb Ltd.	2,529,713
7,049	Cincinnati Financial Corp.	498,928
4,136	Commerce Bancshares, Inc.	206,056
1,896	Community Bank System, Inc.	89,321
752	Community Trust Bancorp, Inc.	27,486
2,660	Cullen/Frost Bankers, Inc.	202,133
4,858	Eaton Vance Corp.	170,321
1,978	Erie Indemnity Co., Class A	202,527
1,741	FactSet Research Systems, Inc.	269,368
24,675	Franklin Resources, Inc.	830,560
1,831	Hanover Insurance Group, Inc. (The)	139,504
474	Infinity Property & Casualty Corp.	38,844
17,488	Invesco Ltd.(b)	491,238
2,366	Mercury General Corp.	128,876
11,240	Old Republic International Corp.	189,506
13,329	People’s United Financial, Inc.	216,463
2,976	Prosperity Bancshares, Inc.	165,079
1,765	RenaissanceRe Holdings Ltd. (Bermuda)	219,372
1,876	RLI Corp.	104,568
11,307	S&P Global, Inc.	1,377,758
6,909	SEI Investments Co.	306,276
1,124	Southside Bancshares, Inc.	36,665
10,645	T. Rowe Price Group, Inc.	681,386
644	Tompkins Financial Corp.	51,056
5,130	Torchmark Corp.	325,293

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
12,347	Travelers Cos., Inc. (The)	$1,335,698
2,121	UMB Financial Corp.	131,608
3,271	United Bankshares, Inc.	123,317
5,257	W.R. Berkley Corp.	300,175
1,098	Westamerica Bancorp.	54,417
379	Westwood Holdings Group, Inc.	19,537

		14,754,763

	Health Care—9.0%
62,958	Abbott Laboratories	2,470,472
9,197	AmerisourceBergen Corp.	646,733
78	Atrion Corp.	34,254
9,119	Becton, Dickinson and Co.	1,531,171
3,146	C.R. Bard, Inc.	681,675
13,645	Cardinal Health, Inc.	937,275
99,060	Johnson & Johnson	11,489,969
59,683	Medtronic PLC	4,895,200
654	National Healthcare Corp.	42,314
2,673	Owens & Minor, Inc.	86,739
6,137	Perrigo Co. PLC	510,537
3,690	STERIS PLC	246,566
16,031	Stryker Corp.	1,849,176
3,136	West Pharmaceutical Services, Inc.	238,430

		25,660,511

	Industrials—14.0%
25,886	3M Co.	4,278,956
6,350	A.O. Smith Corp.	286,830
2,395	ABM Industries, Inc.	93,597
2,001	Brady Corp., Class A	66,233
6,112	C.H. Robinson Worldwide, Inc.	416,349
2,768	Carlisle Cos., Inc.	290,225
25,022	Caterpillar, Inc.	2,088,336
4,463	Cintas Corp.	476,068
2,088	CLARCOR, Inc.	129,894
2,501	Crane Co.	170,093
40,516	CSX Corp.	1,236,143
7,223	Cummins, Inc.	923,244
13,459	Deere & Co.	1,188,430
5,702	Donaldson Co., Inc.	208,237
6,648	Dover Corp.	444,685
27,562	Emerson Electric Co.	1,396,842
7,754	Expeditors International of Washington, Inc.	399,098
12,376	Fastenal Co.	482,416
11,373	FedEx Corp.	1,982,541
1,979	Franklin Electric Co., Inc.	72,135
843	G&K Services, Inc., Class A	79,832
13,075	General Dynamics Corp.	1,970,925
1,117	Gorman-Rupp Co. (The)	26,830
2,385	Graco, Inc.	178,636
3,103	Healthcare Services Group, Inc.	114,718
15,203	Illinois Tool Works, Inc.	1,726,605
3,837	ITT, Inc.	135,139
4,826	J.B. Hunt Transport Services, Inc.	393,850
3,308	L-3 Communications Holdings, Inc.	452,998
2,881	Lincoln Electric Holdings, Inc.	189,656
455	Lindsay Corp.	35,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
12,973	Lockheed Martin Corp.	$3,196,288
1,375	Matthews International Corp., Class A	82,363
1,024	McGrath RentCorp	30,822
1,607	MSA Safety, Inc.	93,688
2,072	MSC Industrial Direct Co., Inc., Class A	150,842
2,443	Nordson Corp.	244,618
12,572	Norfolk Southern Corp.	1,169,196
7,648	Northrop Grumman Corp.	1,751,392
5,735	Parker-Hannifin Corp.	703,971
1,549	Raven Industries, Inc.	33,226
12,639	Raytheon Co.	1,726,614
1,917	Regal Beloit Corp.	113,295
14,684	Republic Services, Inc.	772,819
5,574	Robert Half International, Inc.	208,579
9,350	Rollins, Inc.	288,167
4,340	Roper Technologies, Inc.	752,165
2,290	Ryder System, Inc.	158,903
6,443	Stanley Black & Decker, Inc.	733,471
753	Tennant Co.	47,401
4,682	Toro Co. (The)	224,174
35,845	United Technologies Corp.	3,663,359
970	Valmont Industries, Inc.	124,112
2,588	W.W. Grainger, Inc.	538,615
18,943	Waste Management, Inc.	1,243,797

		39,987,045

	Information Technology—12.1%
26,663	Accenture PLC, Class A	3,099,307
13,169	Analog Devices, Inc.	844,133
19,538	Automatic Data Processing, Inc.	1,700,978
1,246	Badger Meter, Inc.	40,059
478	Cass Information Systems, Inc.	25,745
1,888	Daktronics, Inc.	15,765
5,320	Harris Corp.	474,597
40,938	International Business Machines Corp.	6,291,761
3,364	Jack Henry & Associates, Inc.	272,551
10,267	Linear Technology Corp.	616,636
12,142	Maxim Integrated Products, Inc.	481,187
157	Mesa Laboratories, Inc.	19,820
9,221	Microchip Technology, Inc.	558,332
205,740	Microsoft Corp.	12,327,941
63,115	QUALCOMM, Inc.	4,337,263
42,966	Texas Instruments, Inc.	3,044,141
10,856	Xilinx, Inc.	552,245

		34,702,461

	Materials—4.1%
9,275	Air Products & Chemicals, Inc.	1,237,470
4,814	Albemarle Corp.	402,210
2,695	AptarGroup, Inc.	192,531
4,056	Bemis Co., Inc.	197,608
1,447	Compass Minerals International, Inc.	103,967
12,489	Ecolab, Inc.	1,425,869
2,157	H.B. Fuller Co.	90,745
3,409	International Flavors & Fragrances, Inc.	445,829
18,741	Monsanto Co.	1,888,531
13,635	Nucor Corp.	666,070

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
11,405	PPG Industries, Inc.	$1,062,148
12,216	Praxair, Inc.	1,430,005
2,795	Royal Gold, Inc.	192,352
5,712	RPM International, Inc.	271,548
1,918	Sensient Technologies Corp.	142,910
3,950	Sherwin-Williams Co. (The)	967,197
2,590	Silgan Holdings, Inc.	131,960
4,293	Sonoco Products Co.	215,895
958	Stepan Co.	68,047
3,395	Valspar Corp. (The)	338,142
5,516	Westlake Chemical Corp.	285,674

		11,756,708

	Real Estate—1.9%
6,290	Digital Realty Trust, Inc. REIT	587,675
3,653	Equity LifeStyle Properties, Inc. REIT	277,043
2,805	Essex Property Trust, Inc. REIT	600,522
3,059	Federal Realty Investment Trust REIT	444,259
20,026	HCP, Inc. REIT	625,749
1,677	National Health Investors, Inc. REIT	127,050
6,296	National Retail Properties, Inc. REIT	287,224
8,285	OMEGA Healthcare Investors, Inc. REIT	263,712
11,074	Realty Income Corp. REIT	656,024
4,114	Tanger Factory Outlet Centers, Inc. REIT	143,167
582	Universal Health Realty Income Trust REIT	34,163
1,269	Urstadt Biddle Properties, Inc., Class A REIT	27,283
15,329	Welltower, Inc. REIT	1,050,496
4,528	WP Carey, Inc. REIT	275,031

		5,399,398

	Telecommunication Services—6.4%
263,483	AT&T, Inc.	9,693,540
692	ATN International, Inc.	46,807
4,378	Telephone & Data Systems, Inc.	113,127
174,583	Verizon Communications, Inc.	8,397,442

		18,250,916

	Utilities—6.5%
9,736	Alliant Energy Corp.	370,455
1,566	American States Water Co.	62,609
3,980	AmeriGas Partners LP	190,045
7,595	Aqua America, Inc.	233,166
4,448	Atmos Energy Corp.	330,887
2,728	Avista Corp.	112,939
2,241	Black Hills Corp.	138,606
2,055	California Water Service Group	63,705
18,446	CenterPoint Energy, Inc.	420,569
656	Chesapeake Utilities Corp.	42,017
481	Connecticut Water Service, Inc.	25,046
13,038	Consolidated Edison, Inc.	985,021
26,801	Dominion Resources, Inc.	2,015,435
29,506	Duke Energy Corp.	2,361,070
13,954	Edison International	1,025,340
13,586	Eversource Energy	748,045
8,365	MDU Resources Group, Inc.	219,247
1,485	MGE Energy, Inc.	86,798
3,640	National Fuel Gas Co.	190,663
3,690	New Jersey Resources Corp.	125,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Dividend Achievers™ Portfolio (PFM) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
19,786	NextEra Energy, Inc.	$2,532,608
1,180	Northwest Natural Gas Co.	69,384
2,069	NorthWestern Corp.	119,071
29,042	PPL Corp.	997,302
6,121	SCANA Corp.	449,036
876	SJW Corp.	44,439
3,404	South Jersey Industries, Inc.	100,929
41,917	Southern Co. (The)	2,161,660
1,955	Spire, Inc.	122,774
7,420	UGI Corp.	343,472
3,548	Vectren Corp.	178,500
13,518	WEC Energy Group, Inc.	807,295
2,187	WGL Holdings, Inc.	137,934
21,755	Xcel Energy, Inc.	903,920

		18,715,262

	Total Investments (Cost $231,142,789)—100.0%	286,717,585
	Other assets less liabilities—(0.0)%	(2,472)

	Net Assets—100.0%	$286,715,113

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Financial Preferred Portfolio (PGF)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Banks	70.0
Capital Markets	16.9
Insurance	8.4
Consumer Finance	4.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—100.0%
	Banks—70.0%
689,358	Bank of America Corp., 6.00%, Series EE(b)	$17,923,308
1,017,742	Bank of America Corp., 6.20%, Series CC	26,502,002
595,857	Bank of America Corp., 6.20%, Series D	15,253,939
80,317	Bank of America Corp., 6.38%, Series 3	2,072,179
1,124,971	Bank of America Corp., 6.50%, Series Y(b)	30,250,470
1,218,758	Bank of America Corp., 6.63%, Series W	33,235,531
841,149	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)(b)	21,693,233
2,206,131	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	57,447,651
65,767	BB&T Corp., 5.20%, Series G(b)	1,701,392
391,150	BB&T Corp., 5.63%(b)	10,353,740
1,964,718	BB&T Corp., 5.63%, Series E	50,689,724
475,928	BB&T Corp., 5.85%	12,198,035
356,347	Citigroup, Inc., 5.80%, Series C	9,019,143
806,557	Citigroup, Inc., 6.30%, Series S	21,381,826
1,261,949	Citigroup, Inc., 6.88%, Series K	36,205,317
983,339	Citigroup, Inc., 7.13%, Series J(b)	28,044,828
437,009	Fifth Third Bancorp, 6.63%, Series I	13,114,640
4,684,395	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	122,075,334
1,555,242	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	41,727,143
404,348	Huntington Bancshares, Inc., 6.25%, Series D	10,820,352
858,456	ING Groep NV, 6.13% (Netherlands)	21,882,043
186,581	ING Groep NV, 6.20% (Netherlands)	4,789,534
1,527,844	ING Groep NV, 6.38% (Netherlands)	39,418,375
808,661	JPMorgan Chase & Co., 5.45%, Series P(b)	20,831,107
1,147,855	JPMorgan Chase & Co., 5.50%, Series O(b)	29,178,474
1,250,360	JPMorgan Chase & Co., 6.10%, Series AA(b)	33,359,605
1,347,982	JPMorgan Chase & Co., 6.13%, Series Y(b)	36,206,797
1,359,664	JPMorgan Chase & Co., 6.15%, Series BB	36,262,239
133,718	JPMorgan Chase & Co., 6.30%, Series W	3,593,003
659,412	JPMorgan Chase & Co., 6.70%, Series T	18,081,077

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
329,930	KeyCorp, 8.63%, Series C	$8,611,173
334,994	KKR Financial Holdings LLC, 7.38%, Series A	8,706,494
152,500	People’s United Financial, Inc., 5.63%, Series A	3,980,250
1,720,212	PNC Financial Services Group, Inc. (The), 6.13%, Series P	48,509,978
443,073	Regions Financial Corp., 6.38%, Series A	11,511,037
493,913	Regions Financial Corp., 6.38%, Series B	14,209,877
545,859	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	13,728,354
499,109	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,692,342
441,708	SunTrust Banks, Inc., 5.88%, Series E(b)	11,453,488
781,390	U.S. Bancorp, 5.15%, Series H	20,253,629
504,074	U.S. Bancorp, 6.00%, Series G	12,909,335
1,105,710	U.S. Bancorp, 6.50%, Series F	32,452,589
1,002,237	Wells Fargo & Co., 5.20%	25,396,686
475,921	Wells Fargo & Co., 5.25%, Series P	12,059,838
1,098,871	Wells Fargo & Co., 5.50%, Series X(b)	27,966,267
979,101	Wells Fargo & Co., 5.70%, Series W(b)	25,211,851
1,575,546	Wells Fargo & Co., 5.85%	41,972,545
567,346	Wells Fargo & Co., 6.00%, Series T(b)	14,864,465
689,227	Wells Fargo & Co., 6.00%, Series V	17,975,040
250,118	Wells Fargo & Co., 6.63%(b)	7,380,982
2,089,998	Wells Fargo & Co., 8.00%, Series J	56,722,546

		1,233,880,807

	Capital Markets—16.9%
569,502	Bank of New York Mellon Corp. (The), 5.20%(b)	15,091,803
552,517	Charles Schwab Corp. (The), 5.95%, Series D(b)	14,956,635
466,932	Charles Schwab Corp. (The), 6.00%, Series B	12,350,351
577,227	Charles Schwab Corp. (The), 6.00%, Series C(b)	15,960,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Financial Preferred Portfolio (PGF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
981,311	Goldman Sachs Group, Inc. (The), 5.50%, Series J	$25,582,778
920,297	Goldman Sachs Group, Inc. (The), 5.95%	23,762,069
484,732	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	12,515,780
284,562	Goldman Sachs Group, Inc. (The), 6.30%, Series N	7,586,423
432,116	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	12,328,269
728,012	Morgan Stanley, 6.38%, Series I	20,093,131
389,487	Morgan Stanley, 6.63%, Series G	10,652,469
930,078	Morgan Stanley, 6.88%, Series F(b)	27,028,067
935,955	Morgan Stanley, 7.13%, Series E	27,311,167
361,590	Northern Trust Corp., 5.85%, Series C	9,730,387
630,009	State Street Corp., 5.25%, Series C	16,002,229
334,204	State Street Corp., 5.35%, Series G	8,946,641
816,366	State Street Corp., 5.90%, Series D	22,899,066
552,232	State Street Corp., 6.00%, Series E	14,689,371

		297,486,963

	Consumer Finance—4.7%
484,872	Capital One Financial Corp., 5.20%, Series G	12,039,372
917,263	Capital One Financial Corp., 6.00%, Series B	23,674,558
508,327	Capital One Financial Corp., 6.20%, Series F(b)	13,567,248
422,160	Capital One Financial Corp., 6.25%, Series C	11,212,569
299,541	Capital One Financial Corp., 6.70%, Series D(b)	8,414,107
569,300	Discover Financial Services, 6.50%, Series B	14,909,967

		83,817,821

	Insurance—8.4%
844,365	Aegon NV, 6.38% (Netherlands)	21,497,533
291,251	Aegon NV, 6.50% (Netherlands)	7,552,139
343,155	Allstate Corp. (The), 5.63%(b)	9,028,408
138,107	Allstate Corp. (The), 6.25%, Series F(b)	3,763,416
753,134	Allstate Corp. (The), 6.63%, Series E	20,455,120
335,022	Allstate Corp. (The), 6.75%, Series C	9,048,944
388,000	Arch Capital Group Ltd., 5.25%, Series E (Bermuda)	9,459,440
320,200	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	8,187,514
237,500	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	6,072,875
256,883	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	7,310,890
387,500	Axis Capital Holdings Ltd., 5.50%, Series E	9,644,875
37,431	Axis Capital Holdings Ltd., 6.88%, Series C	960,105
412,580	PartnerRe Ltd., 7.25%, Series H (Bermuda)(b)	12,294,884
363,701	Prudential PLC, 6.50% (United Kingdom)	9,488,959

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Insurance (continued)
218,419	Prudential PLC, 6.75% (United Kingdom)	$5,783,735
298,302	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)(b)	7,648,463

		148,197,300

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,684,190,780)—100.0%	1,763,382,891

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
24,706,615	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(c)(d) (Cost $24,706,615)	24,706,615

	Total Investments (Cost $1,708,897,395)—101.4%	1,788,089,506
	Other assets less liabilities—(1.4)%	(24,841,339)

	Net Assets—100.0%	$1,763,248,167

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

October 31, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Multi-Utilities	12.4
Oil, Gas & Consumable Fuels	12.0
Banks	10.4
Tobacco	7.6
Electric Utilities	7.0
Semiconductors & Semiconductor Equipment	5.2
Food Products	5.1
Gas Utilities	5.0
Insurance	4.9
Diversified Telecommunication Services	4.6
Machinery	3.9
Metals & Mining	3.7
Capital Markets	3.1
Energy Equipment & Services	2.7
Specialty Retail	2.3
Electrical Equipment	1.9
IT Services	1.8
Media	1.8
Household Products	1.7
Personal Products	1.5
Road & Rail	1.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Banks—10.4%
201,275	BOK Financial Corp.(b)	$14,294,550
307,461	Community Bank System, Inc.	14,484,488
224,802	Cullen/Frost Bankers, Inc.	17,082,704
1,427,047	People’s United Financial, Inc.	23,175,243
471,107	United Bankshares, Inc.(b)	17,760,734
336,942	Westamerica Bancorp.(b)	16,698,846

		103,496,565

	Capital Markets—3.1%
369,297	Eaton Vance Corp.	12,947,553
631,252	Invesco Ltd.(c)	17,731,869

		30,679,422

Number of Shares		Value
	Common Stocks (continued)
	Diversified Telecommunication Services—4.6%
638,047	AT&T, Inc.	$23,473,749
460,732	Verizon Communications, Inc.	22,161,209

		45,634,958

	Electric Utilities—7.0%
287,057	Duke Energy Corp.	22,970,301
685,106	PPL Corp.	23,526,540
457,795	Southern Co. (The)	23,608,488

		70,105,329

	Electrical Equipment—1.9%
382,211	Emerson Electric Co.	19,370,453

	Energy Equipment & Services—2.7%
421,898	Helmerich & Payne, Inc.(b)	26,625,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Food Products—5.1%
344,008	Archer-Daniels-Midland Co.	$14,988,429
1,531,848	Flowers Foods, Inc.(b)	23,774,281
166,857	Kellogg Co.	12,535,966

		51,298,676

	Gas Utilities—5.0%
267,140	National Fuel Gas Co.	13,992,793
286,722	Northwest Natural Gas Co.	16,859,254
647,371	South Jersey Industries, Inc.	19,194,550

		50,046,597

	Household Products—1.7%
195,155	Procter & Gamble Co. (The)	16,939,454

	Insurance—4.9%
469,088	Mercury General Corp.	25,551,224
1,407,769	Old Republic International Corp.	23,734,985

		49,286,209

	IT Services—1.8%
119,426	International Business Machines Corp.	18,354,582

	Machinery—3.9%
256,032	Caterpillar, Inc.	21,368,431
139,763	Cummins, Inc.	17,864,506

		39,232,937

	Media—1.8%
385,474	Meredith Corp.	17,481,246

	Metals & Mining—3.7%
275,880	Compass Minerals International, Inc.(b)	19,821,978
355,259	Nucor Corp.	17,354,402

		37,176,380

	Multi-Utilities—12.4%
559,460	Avista Corp.	23,161,644
1,105,092	CenterPoint Energy, Inc.	25,196,098
256,965	Consolidated Edison, Inc.	19,413,706
748,649	MDU Resources Group, Inc.	19,622,090
245,487	SCANA Corp.	18,008,926
365,872	Vectren Corp.	18,407,020

		123,809,484

	Oil, Gas & Consumable Fuels—12.0%
236,190	Chevron Corp.	24,740,902
217,619	Exxon Mobil Corp.	18,132,015
1,016,510	Murphy Oil Corp.	26,297,114
283,579	Occidental Petroleum Corp.	20,675,745
612,039	ONEOK, Inc.	29,641,049

		119,486,825

	Personal Products—1.5%
235,798	Nu Skin Enterprises, Inc., Class A(b)	14,536,947

	Road & Rail—1.4%
149,424	Norfolk Southern Corp.	13,896,432

	Semiconductors & Semiconductor Equipment—5.2%
414,125	Maxim Integrated Products, Inc.	16,411,774
261,447	Microchip Technology, Inc.	15,830,616
283,496	QUALCOMM, Inc.	19,481,845

		51,724,235

Number of Shares		Value
	Common Stocks (continued)
	Specialty Retail—2.3%
830,381	Gap, Inc. (The)	$22,910,212

	Tobacco—7.6%
288,853	Altria Group, Inc.	19,098,960
325,360	Universal Corp.	17,634,512
1,861,872	Vector Group Ltd.(b)	38,987,600

		75,721,072

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $936,984,235)—100.0%	997,813,998

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.1%
70,608,043	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $70,608,043)	70,608,043

	Total Investments (Cost $1,007,592,278)—107.1%	1,068,422,041
	Other assets less liabilities—(7.1)%	(70,672,241)

	Net Assets—100.0%	$997,749,800

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares International Dividend Achievers™ Portfolio (PID)

October 31, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Energy	24.7
Financials	18.5
Materials	13.7
Industrials	10.3
Telecommunication Services	9.1
Consumer Discretionary	8.1
Health Care	5.6
Information Technology	4.9
Consumer Staples	3.2
Utilities	1.9
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—8.2%
533,420	BHP Billiton Ltd. ADR(a)	$18,680,368
721,781	BHP Billiton PLC ADR(a)	21,826,658
733,480	Westpac Banking Corp. ADR(a)	17,016,736

		57,523,762

	Bermuda—3.7%
1,747,886	Teekay LNG Partners LP(a)	25,868,713

	Brazil—0.7%
229,606	Ultrapar Participacoes SA ADR	5,189,096

	Canada—29.3%
98,348	Agrium, Inc.	9,030,313
196,951	Bank of Nova Scotia (The)	10,588,086
240,837	BCE, Inc.	10,943,633
384,857	Brookfield Infrastructure Partners LP(a)	13,019,712
145,298	Canadian Imperial Bank of Commerce(a)	10,891,538
65,545	Canadian National Railway Co.	4,120,814
187,932	Canadian Natural Resources Ltd.	5,959,324
259,153	Enbridge, Inc.	11,187,635
45,491	Franco-Nevada Corp.	2,977,841
152,669	Imperial Oil Ltd.	4,958,689
155,834	Magna International, Inc.	6,396,986
341,261	Methanex Corp.	12,404,837
404,048	Pembina Pipeline Corp.	12,428,517
1,003,472	Potash Corp. of Saskatchewan, Inc.	16,336,524
174,207	Ritchie Bros. Auctioneers, Inc.	6,025,820
207,663	Rogers Communications, Inc., Class B	8,354,283
163,219	Royal Bank of Canada	10,197,923
584,391	Shaw Communications, Inc., Class B	11,582,630
309,872	Suncor Energy, Inc.	9,302,357

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
324,230	TELUS Corp.	$10,501,810
208,326	Toronto-Dominion Bank (The)	9,453,834
205,329	TransCanada Corp.	9,297,297

		205,960,403

	Colombia—1.0%
188,403	Bancolombia SA (Preference Shares) ADR	7,212,067

	Denmark—0.9%
168,735	Novo Nordisk A/S, Class B ADR	5,996,842

	France—1.6%
293,230	Sanofi ADR	11,403,715

	Germany—0.9%
60,162	Fresenius Medical Care AG & Co. KGaA ADR(a)	2,441,374
44,006	SAP SE ADR(a)	3,865,487

		6,306,861

	Hong Kong—3.3%
1,861,432	Seaspan Corp.(a)	23,025,914

	India—2.9%
48,013	Axis Bank Ltd. GDR(b)	1,738,071
21,509	HDFC Bank Ltd. ADR	1,522,407
658,898	ICICI Bank Ltd. ADR	5,462,265
377,974	Infosys Ltd. ADR	5,767,883
140,426	Larsen & Toubro Ltd. GDR(b)	3,089,372
84,199	Reliance Industries Ltd. GDR(b)	2,669,108

		20,249,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares International Dividend Achievers™ Portfolio (PID) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Israel—0.9%
139,745	Teva Pharmaceutical Industries Ltd. ADR	$5,972,701

	Italy—0.8%
110,853	Luxottica Group SpA ADR(a)	5,501,634

	Japan—3.0%
133,441	Nippon Telegraph & Telephone Corp. ADR	5,923,446
99,383	ORIX Corp. ADR	7,869,146
65,317	Toyota Motor Corp. ADR	7,554,564

		21,347,156

	Mexico—2.5%
557,625	America Movil SAB de CV, Series L ADR	7,327,193
105,269	Grupo Aeroportuario del Pacifico SAB de CV ADR	10,172,143

		17,499,336

	Netherlands—0.4%
27,775	ASML Holding NV(a)	2,933,595

	Norway—2.2%
937,869	Statoil ASA ADR(a)	15,230,993

	Panama—1.8%
481,414	Banco Latinoamericano de Comercio Exterior SA, Class E	12,983,736

	Russia—3.0%
322,978	LUKOIL PJSC ADR	15,745,177
47,552	Novatek OJSC GDR(b)	5,083,309

		20,828,486

	Sweden—1.6%
2,351,553	Telefonaktiebolaget LM Ericsson, Class B ADR	11,452,063

	Switzerland—2.4%
417,033	ABB Ltd. ADR	8,611,731
114,288	Novartis AG ADR	8,116,734

		16,728,465

	Taiwan—1.5%
1,782,303	Advanced Semiconductor Engineering, Inc. ADR	10,426,472

	United Kingdom—21.7%
546,174	BP PLC ADR	19,416,486
74,071	British American Tobacco PLC ADR(a)	8,510,017
393,475	BT Group PLC ADR	9,105,011
65,892	Diageo PLC ADR(a)	7,085,367
480,778	HSBC Holdings PLC ADR(a)	18,091,676
123,124	Intercontinental Hotels Group PLC ADR(a)	4,857,242
1,473,408	Pearson PLC ADR(a)	13,599,556
83,948	Pentair PLC	4,628,053
278,181	Prudential PLC ADR(a)	9,104,864
380,053	Relx NV ADR	6,388,691
323,818	Relx PLC ADR(a)	5,874,058
434,858	Rio Tinto PLC ADR(a)	15,154,801
149,391	Smith & Nephew PLC ADR	4,369,687
170,701	Unilever NV	7,138,716
429,383	Vodafone Group PLC ADR	11,954,023

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
64,911	WPP PLC ADR(a)	$7,040,896

		152,319,144

	United States—5.7%
5,891	Shire PLC ADR	993,458
5,199,073	Teekay Offshore Partners LP(a)	31,090,457
205,374	Thomson Reuters Corp.	8,093,789

		40,177,704

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $722,297,619)—100.0%	702,137,964

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—15.0%
104,894,165	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(c)(d) (Cost $104,894,165)	104,894,165

	Total Investments (Cost $827,191,784)—115.0%	807,032,129
	Other assets less liabilities—(15.0)%	(104,973,017)

	Net Assets—100.0%	$702,059,112

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2016.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2016 was $12,579,860, which represented 1.79% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	PowerShares BuyBack AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
Assets:
Unaffiliated investments, at value(a)	$1,305,007,751	$286,226,347	$1,763,382,891	$980,082,129	$702,137,964
Affiliated investments, at value	26,390,609	491,238	24,706,615	88,339,912	104,894,165

Total investments, at value	1,331,398,360	286,717,585	1,788,089,506	1,068,422,041	807,032,129
Receivables:
Investments sold	35,074,177	529,133	11,707,245	—	—
Shares sold	11,677,040	—	—	769,559	5,724,389
Dividends	451,026	530,894	4,656,067	2,056,665	905,287
Securities lending	4,538	—	94,085	29,932	106,687
Foreign tax reclaims	—	—	—	—	932,950
Settlement proceeds	—	—	—	—	1,765
Other assets	5,302	981	2,062	1,632	2,880

Total Assets	1,378,610,443	287,778,593	1,804,548,965	1,071,279,829	814,706,087

Liabilities:
Due to custodian	—	1,361	1,952,774	135,843	385,224
Payables:
Collateral upon return of securities loaned	25,006,122	—	24,706,615	70,608,043	104,894,165
Investments purchased	23,491,893	693,930	12,933,562	1,775,455	6,405,340
Shares repurchased	23,390,615	—	—	—	—
Accrued advisory fees	566,677	98,090	760,549	338,598	241,518
Accrued trustees’ and officer’s fees	63,587	28,134	95,727	33,216	60,137
Accrued expenses	1,203,770	241,965	851,571	638,874	660,591

Total Liabilities	73,722,664	1,063,480	41,300,798	73,530,029	112,646,975

Net Assets	$1,304,887,779	$286,715,113	$1,763,248,167	$997,749,800	$702,059,112

Net Assets Consist of:
Shares of beneficial interest	$1,459,834,220	$251,100,259	$1,692,605,424	$1,061,499,631	$1,219,880,086
Undistributed net investment income	1,055,858	701,306	(676,302)	163,946	2,587,470
Undistributed net realized gain (loss)	(229,124,778)	(20,661,248)	(7,873,066)	(124,743,540)	(500,248,575)
Net unrealized appreciation (depreciation)	73,122,479	55,574,796	79,192,111	60,829,763	(20,159,869)

Net Assets	$1,304,887,779	$286,715,113	$1,763,248,167	$997,749,800	$702,059,112

Shares outstanding (unlimited amount authorized, $0.01 par value)	27,850,000	12,950,000	93,650,000	64,300,000	49,150,000
Net asset value	$46.85	$22.14	$18.83	$15.52	$14.28

Market price	$46.88	$22.15	$18.84	$15.53	$14.31

Unaffiliated investments, at cost	$1,231,885,272	$230,412,099	$1,684,190,780	$917,727,736	$722,297,619

Affiliated investments, at cost	$26,390,609	$730,690	$24,706,615	$89,864,542	$104,894,165

Total investments, at cost	$1,258,275,881	$231,142,789	$1,708,897,395	$1,007,592,278	$827,191,784

(a) Includes securities on loan with an aggregate value of	$24,549,834	$—	$24,117,919	$69,357,467	$102,142,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Operations

For the six months ended October 31, 2016

(Unaudited)

	PowerShares BuyBack AchieversTM Portfolio (PKW)	PowerShares Dividend AchieversTM Portfolio (PFM)	PowerShares Financial Preferred Portfolio (PGF)	PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	PowerShares International Dividend AchieversTM Portfolio (PID)
Investment Income:
Unaffiliated dividend income	$13,970,438	$3,977,504	$52,306,107	$17,636,719	$13,847,678
Affiliated dividend income	2,396	10,417	9,382	295,663	1,221
Securities lending income	130,005	—	434,503	247,522	1,158,040
Foreign withholding tax	—	—	—	—	(1,021,774)

Total Income	14,102,839	3,987,921	52,749,992	18,179,904	13,985,165

Expenses:
Advisory fees	3,702,737	588,836	4,429,144	1,910,010	1,369,968
Sub-licensing fees	740,545	147,208	837,104	477,500	342,491
Accounting & administration fees	173,218	27,668	153,714	67,926	75,330
Trustees’ and officer’s fees	18,435	6,449	18,726	11,022	9,855
Custodian & transfer agent fees	13,408	10,414	30,423	7,832	136,734
Other expenses	98,570	31,081	76,601	40,633	67,815

Total Expenses	4,746,913	811,656	5,545,712	2,514,923	2,002,193

Less: Waivers	(1,213)	(201)	(4,990)	(633)	(601)

Net Expenses	4,745,700	811,455	5,540,722	2,514,290	2,001,592

Net Investment Income	9,357,139	3,176,466	47,209,270	15,665,614	11,983,573

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,192,239)	122,895	(766,740)	(5,528,736)	(88,134,385)
In-kind redemptions	37,466,748	2,176,287	18,810,714	38,316,679	2,830,516
Foreign currencies	—	—	—	—	(8,114)

Net realized gain (loss)	35,274,509	2,299,182	18,043,974	32,787,943	(85,311,983)

Change in net unrealized appreciation (depreciation) on:
Investment securities	5,165,284	3,228,635	(17,887,322)	2,224,284	71,654,435
Foreign currencies	—	—	—	—	(858)

Net change in unrealized appreciation (depreciation)	5,165,284	3,228,635	(17,887,322)	2,224,284	71,653,577

Net realized and unrealized gain (loss)	40,439,793	5,527,817	156,652	35,012,227	(13,658,406)

Net increase (decrease) in net assets resulting from operations	$49,796,932	$8,704,283	$47,365,922	$50,677,841	$(1,674,833)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

(This Page Intentionally Left Blank)

Statements of Changes in Net Assets

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares BuyBack AchieversTM Portfolio (PKW)		PowerShares Dividend AchieversTM Portfolio (PFM)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income	$9,357,139	$28,501,250	$3,176,466	$7,046,193
Net realized gain (loss)	35,274,509	(5,228,193)	2,299,182	14,356,466
Net change in unrealized appreciation (depreciation)	5,165,284	(194,908,268)	3,228,635	(13,429,976)

Net increase (decrease) in net assets resulting from operations	49,796,932	(171,635,211)	8,704,283	7,972,683

Distributions to Shareholders from:
Net investment income	(11,632,361)	(29,971,633)	(3,624,835)	(7,191,272)

Shareholder Transactions:
Proceeds from shares sold	18,740,425	552,688,479	2,280,246	13,765,872
Value of shares repurchased	(391,451,442)	(1,682,571,530)	(7,697,049)	(71,313,646)

Net increase (decrease) in net assets resulting from shares transactions	(372,711,017)	(1,129,883,051)	(5,416,803)	(57,547,774)

Increase (Decrease) in Net Assets	(334,546,446)	(1,331,489,895)	(337,355)	(56,766,363)

Net Assets:
Beginning of period	1,639,434,225	2,970,924,120	287,052,468	343,818,831

End of period	$1,304,887,779	$1,639,434,225	$286,715,113	$287,052,468

Undistributed net investment income at end of period	$1,055,858	$3,331,080	$701,306	$1,149,675

Changes in Shares Outstanding:
Shares sold	400,000	12,800,000	100,000	650,000
Shares repurchased	(8,450,000)	(37,800,000)	(350,000)	(3,500,000)
Shares outstanding, beginning of period	35,900,000	60,900,000	13,200,000	16,050,000

Shares outstanding, end of period	27,850,000	35,900,000	12,950,000	13,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Financial Preferred Portfolio (PGF)		PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)		PowerShares International Dividend AchieversTM Portfolio (PID)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$47,209,270	$87,221,748	$15,665,614	$20,186,708	$11,983,573	$38,185,806
18,043,974	30,926,030	32,787,943	37,918,749	(85,311,983)	(123,252,756)
(17,887,322)	(9,113,684)	2,224,284	25,751,399	71,653,577	(202,703,610)

47,365,922	109,034,094	50,677,841	83,856,856	(1,674,833)	(287,770,560)

(47,796,830)	(87,907,150)	(15,562,399)	(20,340,136)	(17,458,700)	(39,292,920)

243,423,549	404,047,155	377,384,026	505,920,545	57,469,927	12,037,214
(116,122,927)	(260,512,094)	(152,533,116)	(368,978,245)	(37,961,038)	(555,136,253)

127,300,622	143,535,061	224,850,910	136,942,300	19,508,889	(543,099,039)

126,869,714	164,662,005	259,966,352	200,459,020	375,356	(870,162,519)

1,636,378,453	1,471,716,448	737,783,448	537,324,428	701,683,756	1,571,846,275

$1,763,248,167	$1,636,378,453	$997,749,800	$737,783,448	$702,059,112	$701,683,756

$(676,302)	$(88,742)	$163,946	$60,731	$2,587,470	$8,062,597

12,700,000	21,700,000	24,650,000	36,700,000	3,950,000	700,000
(6,100,000)	(14,400,000)	(9,850,000)	(27,150,000)	(2,650,000)	(38,200,000)
87,050,000	79,750,000	49,500,000	39,950,000	47,850,000	85,350,000

93,650,000	87,050,000	64,300,000	49,500,000	49,150,000	47,850,000

21

Financial Highlights

PowerShares BuyBack AchieversTM Portfolio (PKW)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016		2015		2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$45.67		$48.78		$43.42		$34.60		$29.40	$27.27
Net investment income(a)	0.30		0.56		0.51		0.39		0.37	0.27
Net realized and unrealized gain (loss) on investments	1.24		(3.08)		5.38		8.70		5.18	2.12
Total from investment operations	1.54		(2.52)		5.89		9.09		5.55	2.39
Distributions to shareholders from:
Net investment income	(0.36)		(0.59)		(0.53)		(0.27)		(0.35)	(0.26)
Net asset value at end of period	$46.85		$45.67		$48.78		$43.42		$34.60	$29.40
Market price at end of period(b)	$46.88		$45.65		$48.77		$43.42		$34.61	$29.40
Net Asset Value Total Return(c)	3.40%		(5.18)%		13.63%		26.36%		19.08%	8.91%
Market Price Total Return(c)	3.52%		(5.20)%		13.61%		26.32%		19.11%	8.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,304,888		$1,639,434		$2,970,924		$2,905,121		$418,621	$139,641
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(d)	0.63	%(e)	0.63	%(e)	0.66	%(e)	0.70%	0.71%
Expenses, prior to Waivers	0.64	%(d)	0.63	%(e)	0.63	%(e)	0.66	%(e)	0.70%	0.79%
Net investment income, after Waivers	1.26	%(d)	1.21%		1.09%		0.95%		1.21%	1.00%
Portfolio turnover rate(f)	2%		53%		68%		92%		80%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dividend AchieversTM Portfolio (PFM)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$21.75		$21.42	$20.50	$18.33	$15.81	$15.29
Net investment income(a)	0.24		0.49	0.44	0.39	0.38	0.34
Net realized and unrealized gain on investments	0.43		0.33	0.90	2.16	2.52	0.51
Total from investment operations	0.67		0.82	1.34	2.55	2.90	0.85
Distributions to shareholders from:
Net investment income	(0.28)		(0.49)	(0.42)	(0.38)	(0.38)	(0.33)
Net asset value at end of period	$22.14		$21.75	$21.42	$20.50	$18.33	$15.81
Market price at end of period(b)	$22.15		$21.75	$21.40	$20.50	$18.32	$15.80
Net Asset Value Total Return(c)	3.08%		3.98%	6.54%	14.11%	18.67%	5.78%
Market Price Total Return(c)	3.13%		4.08%	6.44%	14.17%	18.68%	5.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$286,715		$287,052	$343,819	$351,557	$296,928	$252,988
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.55%	0.55%	0.55%	0.58%	0.60%
Expenses, prior to Waivers	0.55	%(d)	0.55%	0.55%	0.55%	0.58%	0.60%
Net investment income, after Waivers	2.16	%(d)	2.35%	2.07%	2.05%	2.28%	2.28%
Portfolio turnover rate(e)	2%		7%	20%	21%	18%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights (continued)

PowerShares Financial Preferred Portfolio (PGF)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$18.80		$18.45	$17.99	$18.67	$17.79	$18.26
Net investment income(a)	0.51		1.06	1.07	1.10	1.18	1.17
Net realized and unrealized gain (loss) on investments	0.04		0.36	0.45	(0.68)	0.85	(0.42)
Total from investment operations	0.55		1.42	1.52	0.42	2.03	0.75
Distributions to shareholders from:
Net investment income	(0.52)		(1.07)	(1.06)	(1.10)	(1.15)	(1.17)
Return of capital	—		—	—	—	—	(0.05)
Total distributions	(0.52)		(1.07)	(1.06)	(1.10)	(1.15)	(1.22)
Net asset value at end of period	$18.83		$18.80	$18.45	$17.99	$18.67	$17.79
Market price at end of period(b)	$18.84		$18.83	$18.46	$17.98	$18.70	$17.83
Net Asset Value Total Return(c)	2.93%		8.01%	8.73%	2.63%	11.78%	4.56%
Market Price Total Return(c)	2.82%		8.12%	8.85%	2.41%	11.71%	4.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,763,248		$1,636,378	$1,471,716	$1,435,558	$1,891,452	$1,612,698
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.64%	0.66%
Expenses, prior to Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.64%	0.66%
Net investment income, after Waivers	5.33	%(d)	5.76%	5.87%	6.28%	6.47%	6.76%
Portfolio turnover rate(e)	4%		13%	9%	30%	18%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$14.90		$13.45	$12.32	$10.77	$9.36	$9.06
Net investment income(a)	0.26		0.48	0.43	0.42	0.42	0.35
Net realized and unrealized gain on investments	0.61		1.46	1.13	1.54	1.41	0.29
Total from investment operations	0.87		1.94	1.56	1.96	1.83	0.64
Distributions to shareholders from:
Net investment income	(0.25)		(0.49)	(0.43)	(0.41)	(0.42)	(0.34)
Net asset value at end of period	$15.52		$14.90	$13.45	$12.32	$10.77	$9.36
Market price at end of period(b)	$15.53		$14.91	$13.45	$12.32	$10.76	$9.36
Net Asset Value Total Return(c)	5.90%		14.92%	12.89%	18.61%	20.16%	7.37%
Market Price Total Return(c)	5.89%		14.99%	12.89%	18.72%	20.05%	7.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$997,750		$737,783	$537,324	$393,103	$322,476	$276,169
Ratio to average net assets of:
Expenses, after Waivers	0.53	%(d)	0.54%	0.54%	0.55%	0.57%	0.60%
Expenses, prior to Waivers	0.53	%(d)	0.54%	0.54%	0.55%	0.57%	0.60%
Net investment income, after Waivers	3.28	%(d)	3.62%	3.29%	3.70%	4.31%	3.88%
Portfolio turnover rate(e)	14%		59%	45%	51%	32%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares International Dividend AchieversTM Portfolio (PID)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$14.66		$18.42	$18.56	$17.27		$15.35	$16.85
Net investment income(a)	0.25		0.56	0.51	0.67	(b)	0.40	0.48
Net realized and unrealized gain (loss) on investments	(0.26)		(3.78)	(0.17)	1.26		1.93	(1.49)
Total from investment operations	(0.01)		(3.22)	0.34	1.93		2.33	(1.01)
Distributions to shareholders from:
Net investment income	(0.37)		(0.54)	(0.48)	(0.64)		(0.41)	(0.49)
Net asset value at end of period	$14.28		$14.66	$18.42	$18.56		$17.27	$15.35
Market price at end of period(c)	$14.31		$14.65	$18.43	$18.58		$17.31	$15.37
Net Asset Value Total Return(d)	0.02%		(17.53)%	1.83%	11.50%		15.63%	(5.87)%
Market Price Total Return(d)	0.29%		(17.63)%	1.77%	11.35%		15.75%	(5.97)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$702,059		$701,684	$1,571,846	$1,160,654		$877,341	$690,196
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(e)	0.58%	0.55%	0.54%		0.56%	0.55%
Expenses, prior to Waivers	0.58	%(e)	0.58%	0.55%	0.54%		0.56%	0.56%
Net investment income, after Waivers	3.50	%(e)	3.62%	2.77%	3.82	%(b)	2.57%	3.20%
Portfolio turnover rate(f)	21%		61%	66%	49%		46%	33%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.43 and 2.42%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares BuyBack AchieversTM Portfolio (PKW)	“BuyBack AchieversTM Portfolio”
PowerShares Dividend AchieversTM Portfolio (PFM)	“Dividend AchieversTM Portfolio”
PowerShares Financial Preferred Portfolio (PGF)	“Financial Preferred Portfolio”
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	“High Yield Equity Dividend AchieversTM Portfolio”
PowerShares International Dividend AchieversTM Portfolio (PID)	“International Dividend AchieversTM Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
BuyBack AchieversTM Portfolio	NASDAQ US BuyBack AchieversTM Index
Dividend AchieversTM Portfolio	NASDAQ US Broad Dividend AchieversTM Index
Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index
High Yield Equity Dividend AchieversTM Portfolio	NASDAQ US Dividend AchieversTM 50 Index
International Dividend AchieversTM Portfolio	NASDAQ International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

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Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. BuyBack AchieversTM Portfolio and Financial Preferred Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Financial Preferred Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Dividend Paying Security Risk. Dividend AchieversTM Portfolio, High Yield Equity Dividend AchieversTM Portfolio and International Dividend AchieversTM Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Consumer Discretionary Sector Risk. At times, BuyBack AchieversTM Portfolio has concentrated its investments in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Financial Sector Risk. For Financial Preferred Portfolio and International Dividend AchieversTM Portfolio, the market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Variable- and Floating-Rate Securities Risk. Financial Preferred Portfolio’s investments in variable- and floating-rate instruments are subject to credit risk and default risk, which could impair their value. Variable- and floating-rate securities also may be subject to liquidity risk, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Securities with floating or variable interest rates may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Due to these securities’ variable- or floating-rate features, there can be no guarantee that they will pay a certain level of a dividend, and such securities generally will pay lower levels of income in a falling interest rate environment.

Foreign Securities Risk. For Financial Preferred Portfolio and International Dividend AchieversTM Portfolio, investments in foreign securities involve risks in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies. Therefore, not all material information regarding these companies will be available.

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In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of a Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

ADR and GDR Risk. International Dividend AchieversTM Portfolio may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

High Yield Securities Risk. For Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. Financial Preferred Portfolio faces special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for Financial Preferred Portfolio and High Yield Equity Dividend AchieversTM Portfolio, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2016, BuyBack AchieversTM Portfolio, Financial Preferred Portfolio, High Yield Equity Dividend AchieversTM Portfolio and International Dividend AchieversTM Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value

29

during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM Portfolio and Financial Preferred Portfolio, each of which pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except for BuyBack AchieversTM Portfolio and Financial Preferred Portfolio) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for the BuyBack AchieversTM Portfolio and Financial Preferred Portfolio) (the “Expense Cap”), through at least August 31, 2017. Offering costs excluded from the Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2017. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund, the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2016, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM Portfolio	$1,213
Dividend AchieversTM Portfolio	201
Financial Preferred Portfolio	4,990
High Yield Equity Dividend AchieversTM Portfolio	633
International Dividend AchieversTM Portfolio	601

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the six-month period ended October 31, 2016, there were no amounts available for potential recapture by the Adviser under the Expense Agreement.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
BuyBack AchieversTM Portfolio	Nasdaq, Inc.
Dividend AchieversTM Portfolio	Nasdaq, Inc.
Financial Preferred Portfolio	Wells Fargo & Company
High Yield Equity Dividend AchieversTM Portfolio	Nasdaq, Inc.
International Dividend AchieversTM Portfolio	Nasdaq, Inc.

30

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows certain Funds’ transactions in, and earnings from, investments in affiliates for the six-month period ended October 31, 2016.

Dividend AchieversTM Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Invesco Ltd.	$558,707	$8,319	$(24,037)	$(47,462)	$(4,289)	$491,238	$10,025

High Yield Equity Dividend AchieversTM Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Invesco Ltd.	$14,243,668	$7,865,979	$(2,847,303)	$(1,510,333)	$(20,142)	$17,731,869	$294,570

The 1940 Act defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund listed below has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows International Dividend Achievers™ Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended October 31, 2016.

International Dividend AchieversTM Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Teekay Offshore Partners LP*	$47,785,546	$6,661,775	$(21,250,347)	$40,126,195	$(42,232,712)	$31,090,457	$457,863

*	At October 31, 2016, this security was no longer considered an affiliate.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

31

As of October 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
BuyBack AchieversTM Portfolio	$800,254	$12,142,749	$2,107,645	$56,085,445	$4,174,890	$75,310,983	$2,915,680
Dividend AchieversTM Portfolio	1,025,344	14,632,363	2,339,194	—	—	17,996,901	—
Financial Preferred Portfolio	9,034,558	7,354,935	—	—	—	16,389,493	3,548,179
High Yield Equity Dividend AchieversTM Portfolio	81,487,358	44,815,128	2,187,574	1,777,356	355,767	130,623,183	884,585
International Dividend AchieversTM Portfolio	59,472,841	145,514,837	11,745,409	83,219,280	10,564,557	310,516,924	1,975,339

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended October 31, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
BuyBack AchieversTM Portfolio	$27,012,417	$31,052,953
Dividend AchieversTM Portfolio	5,188,694	4,889,201
Financial Preferred Portfolio	85,204,551	77,806,525
High Yield Equity Dividend AchieversTM Portfolio	135,547,400	130,426,309
International Dividend AchieversTM Portfolio	145,939,056	150,868,668

For the six-month period ended October 31, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
BuyBack AchieversTM Portfolio	$18,734,630	$389,549,231
Dividend AchieversTM Portfolio	2,241,135	7,692,958
Financial Preferred Portfolio	237,743,178	115,921,969
High Yield Equity Dividend AchieversTM Portfolio	372,647,674	152,780,722
International Dividend AchieversTM Portfolio	57,482,652	37,730,693

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

32

At October 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BuyBack AchieversTM Portfolio	$144,730,764	$(77,987,971)	$66,742,793	$1,264,655,567
Dividend AchieversTM Portfolio	60,099,867	(7,334,731)	52,765,136	233,952,449
Financial Preferred Portfolio	85,392,429	(11,397,542)	73,994,887	1,714,094,619
High Yield Equity Dividend AchieversTM Portfolio	70,887,507	(14,672,055)	56,215,452	1,012,206,589
International Dividend AchieversTM Portfolio	36,297,389	(71,681,319)	(35,383,930)	842,416,059

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

Effective December 7, 2016, each Fund’s Shares (except for Financial Preferred Portfolio) were listed and began trading on The NASDAQ Stock Market LLC.

33

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2016.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period(1)
PowerShares BuyBack AchieversTM Portfolio (PKW)
Actual	$1,000.00	$1,034.03	0.64%	$3.28
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.64	3.26
PowerShares Dividend AchieversTM Portfolio (PFM)
Actual	1,000.00	1,030.84	0.55	2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80
PowerShares Financial Preferred Portfolio (PGF)
Actual	1,000.00	1,029.30	0.63	3.22
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)
Actual	1,000.00	1,058.99	0.53	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.53	0.53	2.70
PowerShares International Dividend AchieversTM Portfolio (PID)
Actual	1,000.00	1,000.17	0.58	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

34

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

P-PS-SAR-1
©2016 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2016

2016 Semi-Annual Report to Shareholders

PBE	PowerShares Dynamic Biotechnology & Genome Portfolio

PKB	PowerShares Dynamic Building & Construction Portfolio

PXE	PowerShares Dynamic Energy Exploration & Production Portfolio

PBJ	PowerShares Dynamic Food & Beverage Portfolio

PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio

PBS	PowerShares Dynamic Media Portfolio

PXQ	PowerShares Dynamic Networking Portfolio

PXJ	PowerShares Dynamic Oil & Gas Services Portfolio

PJP	PowerShares Dynamic Pharmaceuticals Portfolio

PMR	PowerShares Dynamic Retail Portfolio

PSI	PowerShares Dynamic Semiconductors Portfolio

PSJ	PowerShares Dynamic Software Portfolio

2

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Biotechnology	87.2
Pharmaceuticals	9.8
Health Care Equipment	3.0
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—87.2%
814,255	Achillion Pharmaceuticals, Inc.(b)(c)	$5,113,521
286,053	Acorda Therapeutics, Inc.(c)	5,063,138
99,389	Alexion Pharmaceuticals, Inc.(c)	12,970,264
100,975	Alnylam Pharmaceuticals, Inc.(c)	3,594,710
75,416	Amgen, Inc.	10,645,723
1,003,237	Amicus Therapeutics, Inc.(c)	6,922,335
41,838	Biogen, Inc.(c)	11,722,171
135,181	BioMarin Pharmaceutical, Inc.(c)	10,884,774
256,976	Emergent BioSolutions, Inc.(c)	6,866,399
641,851	Exelixis, Inc.(c)	6,797,202
160,315	Gilead Sciences, Inc.	11,803,993
160,276	Incyte Corp.(c)	13,939,204
807,681	Inovio Pharmaceuticals, Inc.(b)(c)	5,225,696
467,463	Insys Therapeutics, Inc.(b)(c)	5,053,275
230,576	Ionis Pharmaceuticals, Inc.(b)(c)	5,990,364
482,938	Lexicon Pharmaceuticals, Inc.(b)(c)	7,161,971
550,951	Momenta Pharmaceuticals, Inc.(c)	6,143,104
339,438	Myriad Genetics, Inc.(c)	6,690,323
143,086	Neurocrine Biosciences, Inc.(c)	6,262,874
775,481	OPKO Health, Inc.(b)(c)	7,305,031
32,075	Regeneron Pharmaceuticals, Inc.(c)	11,066,517
225,817	Repligen Corp.(c)	6,451,592
159,222	Seattle Genetics, Inc.(c)	8,231,777
56,812	United Therapeutics Corp.(c)	6,821,417
133,203	Vertex Pharmaceuticals, Inc.(c)	10,104,780

		198,832,155

	Health Care Equipment—3.0%
293,856	Cardiovascular Systems, Inc.(c)	6,885,046

	Pharmaceuticals—9.8%
111,383	ANI Pharmaceuticals, Inc.(b)(c)	6,649,565
1,284,879	Corcept Therapeutics, Inc.(c)	8,917,060
304,514	Dyax Corp.(c)	338,011
624,674	Innoviva, Inc.(b)	6,434,142

		22,338,778

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $251,751,973)—100.0%	228,055,979

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—15.2%
34,682,589	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $34,682,589)	$34,682,589

	Total Investments (Cost $286,434,562)—115.2%	262,738,568
	Other assets less liabilities—(15.2)%	(34,713,946)

	Net Assets—100.0%	$228,024,622

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Dynamic Building & Construction Portfolio (PKB)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Building Products	38.0
Construction & Engineering	17.3
Construction Materials	10.4
Industrial Machinery	8.3
Forest Products	5.1
Home Improvement Retail	4.8
Home Furnishings	4.7
Multi-Utilities	3.2
Heavy Electrical Equipment	2.8
Homebuilding	2.7
Distributors	2.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Building Products—38.0%
90,254	A.O. Smith Corp.	$4,076,773
103,206	Continental Building Products, Inc.(b)	2,110,563
67,855	Fortune Brands Home & Security, Inc.	3,706,919
60,426	Gibraltar Industries, Inc.(b)	2,350,571
67,596	Insteel Industries, Inc.	1,818,332
27,022	Lennox International, Inc.	3,942,239
136,609	NCI Building Systems, Inc.(b)	1,967,170
43,378	Owens Corning	2,115,979
168,887	Ply Gem Holdings, Inc.(b)	2,313,752
37,880	Trex Co., Inc.(b)	2,038,323
21,600	Universal Forest Products, Inc.	1,857,384
83,638	USG Corp.(b)	2,106,005

		30,404,010

	Construction & Engineering—17.3%
73,057	AECOM(b)	2,034,637
40,933	EMCOR Group, Inc.	2,474,809
43,250	Jacobs Engineering Group, Inc.(b)	2,230,835
155,594	KBR, Inc.	2,304,347
77,432	MasTec, Inc.(b)	2,210,684
89,658	Quanta Services, Inc.(b)	2,577,668

		13,832,980

	Construction Materials—10.4%
22,542	Martin Marietta Materials, Inc.	4,178,836
36,662	Vulcan Materials Co.	4,150,138

		8,328,974

Number of Shares		Value
	Common Stocks (continued)
	Distributors—2.7%
23,008	Pool Corp.	$2,130,081

	Forest Products—5.1%
94,761	Boise Cascade Co.(b)	1,824,149
122,898	Louisiana-Pacific Corp.(b)	2,255,179

		4,079,328

	Heavy Electrical Equipment—2.8%
143,442	Babcock & Wilcox Enterprises, Inc.(b)	2,257,777

	Home Furnishings—4.7%
20,414	Mohawk Industries, Inc.(b)	3,762,300

	Home Improvement Retail—4.8%
31,830	Home Depot, Inc. (The)	3,883,578

	Homebuilding—2.7%
147,675	KB Home	2,147,194

	Industrial Machinery—8.3%
63,578	Ingersoll-Rand PLC	4,278,164
122,641	SPX Corp.(b)	2,331,405

		6,609,569

	Multi-Utilities—3.2%
98,408	MDU Resources Group, Inc.	2,579,274

	Total Common Stocks (Cost $79,701,434)	80,015,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Dynamic Building & Construction Portfolio (PKB) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
77,122	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $77,122)	$77,122

	Total Investments (Cost $79,778,556)—100.1%	80,092,187
	Other assets less liabilities—(0.1)%	(80,473)

	Net Assets—100.0%	$80,011,714

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Oil & Gas Exploration & Production	56.2
Oil & Gas Refining & Marketing	38.9
Integrated Oil & Gas	4.8
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Integrated Oil & Gas—4.8%
39,978	Occidental Petroleum Corp.	$2,914,796

	Oil & Gas Exploration & Production—56.2%
56,080	Anadarko Petroleum Corp.	3,333,395
62,969	Antero Resources Corp.(b)	1,666,789
66,417	Cabot Oil & Gas Corp.	1,386,787
12,778	Concho Resources, Inc.(b)	1,622,039
72,295	ConocoPhillips	3,141,218
34,534	Continental Resources, Inc.(b)	1,689,058
17,525	Diamondback Energy, Inc.(b)	1,599,857
29,843	Energen Corp.	1,496,030
34,268	EOG Resources, Inc.	3,098,513
23,571	EQT Corp.	1,555,686
47,202	Noble Energy, Inc.	1,627,053
176,832	Oasis Petroleum, Inc.(b)	1,854,968
24,816	PDC Energy, Inc.(b)	1,521,965
17,144	Pioneer Natural Resources Co.	3,069,119
85,590	QEP Resources, Inc.	1,375,431
42,048	Range Resources Corp.	1,420,802
63,278	Rice Energy, Inc.(b)	1,397,811
119,729	Southwestern Energy Co.(b)	1,243,984

		34,100,505

	Oil & Gas Refining & Marketing—38.9%
159,299	Alon USA Partners LP(c)	1,311,031
125,706	CVR Energy, Inc.(c)	1,666,862
259,934	CVR Refining LP(c)	1,884,521
99,176	Delek US Holdings, Inc.	1,676,074
65,692	HollyFrontier Corp.	1,639,015
73,813	Marathon Petroleum Corp.	3,217,509
75,990	PBF Energy, Inc., Class A	1,656,582
39,114	Phillips 66	3,174,101
22,766	Tesoro Corp.	1,934,427
56,211	Valero Energy Corp.	3,329,940
72,967	Western Refining, Inc.	2,105,098

		23,595,160

	Total Common Stocks and Other Equity Interests (Cost $62,779,317)	60,610,461

Number of Shares		Value
	Money Market Fund—0.1%
73,787	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $73,787)	$73,787

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $62,853,104)—100.0%	60,684,248

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.4%
3,271,550	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $3,271,550)	3,271,550

	Total Investments (Cost $66,124,654)—105.4%	63,955,798
	Other assets less liabilities—(5.4)%	(3,296,495)

	Net Assets—100.0%	$60,659,303

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Packaged Foods & Meats	54.6
Agricultural Products	11.3
Soft Drinks	10.1
Food Distributors	9.7
Restaurants	6.0
Distillers & Vintners	5.2
Food Retail	3.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Agricultural Products—11.3%
100,053	Archer-Daniels-Midland Co.	$4,359,309
299,882	Darling Ingredients, Inc.(b)	4,078,395
72,336	Fresh Del Monte Produce, Inc.	4,365,478
31,250	Ingredion, Inc.	4,099,063

		16,902,245

	Distillers & Vintners—5.2%
46,836	Constellation Brands, Inc., Class A	7,827,232

	Food Distributors—9.7%
160,451	Performance Food Group Co.(b)	3,850,824
129,313	SpartanNash Co.	3,620,764
148,815	Sysco Corp.	7,160,978

		14,632,566

	Food Retail—3.0%
81,842	Weis Markets, Inc.	4,552,871

	Packaged Foods & Meats—54.6%
70,900	Calavo Growers, Inc.	4,193,735
69,662	Campbell Soup Co.	3,785,433
92,431	ConAgra Foods, Inc.	4,453,326
253,172	Dean Foods Co.	4,622,921
109,355	General Mills, Inc.	6,777,823
30,205	JM Smucker Co. (The)	3,966,219
94,262	Kellogg Co.	7,081,904
87,815	Kraft Heinz Co. (The)	7,811,144
31,627	Lancaster Colony Corp.	4,132,067
41,899	McCormick & Co., Inc.	4,016,857
51,151	Mead Johnson Nutrition Co.	3,824,560
181,219	Mondelez International, Inc., Class A	8,143,982
50,014	Post Holdings, Inc.(b)	3,812,567
43,863	Sanderson Farms, Inc.	3,946,793
112,062	Tootsie Roll Industries, Inc., Class A	3,972,598
103,447	Tyson Foods, Inc., Class A	7,329,220

		81,871,149

Number of Shares		Value
	Common Stocks (continued)
	Restaurants—6.0%
28,344	Domino’s Pizza, Inc.	$4,796,938
56,524	Papa John’s International, Inc.	4,264,736

		9,061,674

	Soft Drinks—10.1%
45,534	Dr Pepper Snapple Group, Inc.	3,997,430
49,581	Monster Beverage Corp.(b)	7,156,521
85,512	National Beverage Corp.(b)	4,039,587

		15,193,538

	Total Common Stocks (Cost $142,415,738)	150,041,275

	Money Market Fund—0.1%
108,556	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $108,556)	108,556

	Total Investments (Cost $142,524,294)—100.0%	150,149,831
	Other assets less liabilities—(0.0)%	(74,258)

	Net Assets—100.0%	$150,075,573

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Airlines	34.4
Restaurants	28.8
Casinos & Gaming	9.4
Leisure Facilities	8.7
Movies & Entertainment	8.4
Cable & Satellite	2.8
Broadcasting	2.8
Food Distributors	2.5
Hotels, Resorts & Cruise Lines	2.4
Money Market Fund Plus Other Assets Less Liabilities	(0.2)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.2%
	Airlines—34.4%
40,422	Alaska Air Group, Inc.	$2,919,277
137,920	American Airlines Group, Inc.	5,599,552
138,866	Delta Air Lines, Inc.	5,800,433
60,171	Hawaiian Holdings, Inc.(b)	2,709,199
172,546	JetBlue Airways Corp.(b)	3,016,104
98,730	SkyWest, Inc.	2,976,709
138,032	Southwest Airlines Co.	5,528,182
106,556	United Continental Holdings, Inc.(b)	5,991,644

		34,541,100

	Broadcasting—2.8%
43,108	Scripps Networks Interactive, Inc., Class A	2,774,431

	Cable & Satellite—2.8%
88,482	Starz, Class A(b)	2,783,644

	Casinos & Gaming—9.4%
230,013	Caesars Acquisition Co., Class A(b)	2,679,651
121,054	International Game Technology PLC	3,476,671
153,808	Isle of Capri Casinos, Inc.(b)	3,229,968

		9,386,290

	Food Distributors—2.5%
104,087	Performance Food Group Co.(b)	2,498,088

	Hotels, Resorts & Cruise Lines—2.4%
236,512	La Quinta Holdings, Inc.(b)	2,367,485

	Leisure Facilities—8.7%
177,879	Intrawest Resorts Holdings, Inc.(b)	2,918,994
55,240	Six Flags Entertainment Corp.	3,074,106
17,245	Vail Resorts, Inc.	2,749,543

		8,742,643

Number of Shares		Value
	Common Stocks (continued)
	Movies & Entertainment—8.4%
86,570	Carmike Cinemas, Inc.(b)	$2,826,511
63,455	Time Warner, Inc.	5,646,860

		8,473,371

	Restaurants—28.8%
73,765	Aramark	2,746,271
52,479	Cheesecake Factory, Inc. (The)	2,791,358
60,979	Dave & Buster’s Entertainment, Inc.(b)	2,521,482
18,389	Domino’s Pizza, Inc.	3,112,154
27,927	Jack in the Box, Inc.	2,617,598
43,873	McDonald’s Corp.	4,938,783
36,664	Papa John’s International, Inc.	2,766,299
61,467	Texas Roadhouse, Inc.	2,490,643
56,309	Yum! Brands, Inc.	3,494,671
23,077	Yum! Brands, Inc.-When Issued	1,425,928

		28,905,187

	Total Common Stocks (Cost $99,018,602)	100,472,239

	Money Market Fund—0.0%
42,561	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $42,561)	42,561

	Total Investments (Cost $99,061,163)—100.2%	100,514,800
	Other assets less liabilities—(0.2)%	(161,363)

	Net Assets—100.0%	$100,353,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ) (continued)

October 31, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Dynamic Media Portfolio (PBS)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Internet Software & Services	28.8
Cable & Satellite	19.0
Broadcasting	16.1
Advertising	10.3
Movies & Entertainment	8.2
Publishing	7.1
IT Consulting & Other Services	5.2
Diversified Support Services	3.1
Data Processing & Outsourced Services	2.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—10.3%
341,981	Clear Channel Outdoor Holdings, Inc., Class A	$1,966,391
98,931	Interpublic Group of Cos., Inc. (The)	2,215,065
150,041	National CineMedia, Inc.	2,081,069
26,709	Omnicom Group, Inc.	2,131,912

		8,394,437

	Broadcasting—16.1%
79,932	CBS Corp., Class B	4,525,750
87,114	Discovery Communications, Inc., Class A(b)	2,274,546
42,730	Nexstar Broadcasting Group, Inc., Class A	2,085,224
35,169	Scripps Networks Interactive, Inc., Class A	2,263,477
58,325	Tribune Media Co., Class A	1,901,395

		13,050,392

	Cable & Satellite—19.0%
16,390	Charter Communications, Inc., Class A(b)	4,095,697
83,807	DISH Network Corp., Class A(b)	4,907,738
995,585	Sirius XM Holdings, Inc.(b)	4,151,589
72,187	Starz, Class A(b)	2,271,003

		15,426,027

	Data Processing & Outsourced Services—2.2%
18,667	DST Systems, Inc.	1,795,019

	Diversified Support Services—3.1%
61,845	Viad Corp.	2,566,567

	Internet Software & Services—28.8%
5,221	Alphabet, Inc., Class A(b)	4,228,488
293,060	Bankrate, Inc.(b)	2,285,868
10,901	CoStar Group, Inc.(b)	2,039,795
33,349	Facebook, Inc., Class A(b)	4,368,386
38,777	Shutterstock, Inc.(b)	2,287,455

Number of Shares		Value
	Common Stocks (continued)
	Internet Software & Services (continued)
43,880	WebMD Health Corp.(b)	$2,155,824
98,302	Yahoo!, Inc.(b)	4,084,448
60,501	Yelp, Inc., Class A(b)	1,975,963

		23,426,227

	IT Consulting & Other Services—5.2%
87,588	Acxiom Corp.(b)	2,063,573
24,814	Gartner, Inc.(b)	2,134,997

		4,198,570

	Movies & Entertainment—8.2%
51,768	Time Warner, Inc.	4,606,834
54,424	Viacom, Inc., Class B	2,044,166

		6,651,000

	Publishing—7.1%
42,030	Meredith Corp.	1,906,060
172,298	New York Times Co. (The), Class A	1,878,048
162,248	News Corp., Class A	1,966,446

		5,750,554

	Total Common Stocks (Cost $80,099,617)	81,258,793

	Money Market Fund—0.1%
76,274	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $76,274)	76,274

	Total Investments (Cost $80,175,891)—100.1%	81,335,067
	Other assets less liabilities—(0.1)%	(109,517)

	Net Assets—100.0%	$81,225,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Dynamic Media Portfolio (PBS) (continued)

October 31, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Dynamic Networking Portfolio (PXQ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Communications Equipment	45.8
Systems Software	26.7
Semiconductors	9.7
Electronic Components	5.3
Technology Hardware, Storage & Peripherals	5.2
Application Software	4.7
Consumer Electronics	2.6
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Application Software—4.7%
17,147	Citrix Systems, Inc.(b)	$1,454,066

	Communications Equipment—45.8%
44,922	ADTRAN, Inc.	815,334
10,479	Arista Networks, Inc.(b)	888,095
30,739	ARRIS International PLC(b)	853,930
48,377	Cisco Systems, Inc.	1,484,206
27,734	CommScope Holding, Inc.(b)	847,274
6,638	F5 Networks, Inc.(b)	917,438
40,295	Finisar Corp.(b)	1,103,277
11,851	InterDigital, Inc.	837,273
24,378	Lumentum Holdings, Inc.(b)	819,101
10,698	Motorola Solutions, Inc.	776,461
14,417	NETGEAR, Inc.(b)	728,059
111,575	Oclaro, Inc.(b)	815,613
16,537	Plantronics, Inc.	855,128
15,973	Ubiquiti Networks, Inc.(b)	837,464
11,019	ViaSat, Inc.(b)	778,603
106,813	Viavi Solutions, Inc.(b)	760,509

		14,117,765

	Consumer Electronics—2.6%
16,343	Garmin Ltd.	790,348

	Electronic Components—5.3%
24,637	Amphenol Corp., Class A	1,624,317

	Semiconductors—9.7%
8,163	Acacia Communications, Inc.(b)(c)	568,879
55,376	NeoPhotonics Corp.(b)	775,264
24,165	QUALCOMM, Inc.	1,660,619

		3,004,762

	Systems Software—26.7%
84,596	A10 Networks, Inc.(b)	648,005
44,639	CA, Inc.	1,372,203
19,933	Check Point Software Technologies Ltd. (Israel)(b)	1,685,535

Number of Shares		Value
	Common Stocks (continued)
	Systems Software (continued)
18,434	Gigamon, Inc.(b)	$1,019,400
40,814	Infoblox, Inc.(b)	1,081,571
10,793	Proofpoint, Inc.(b)	845,955
20,310	VMware, Inc., Class A(b)	1,596,366

		8,249,035

	Technology Hardware, Storage & Peripherals—5.2%
14,071	Apple, Inc.	1,597,621

	Total Common Stocks (Cost $28,441,538)	30,837,914

	Money Market Fund—0.2%
46,381	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $46,381)	46,381

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $28,487,919)—100.2%	30,884,295

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
445,300	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $445,300)	445,300

	Total Investments (Cost $28,933,219)—101.6%	31,329,595
	Other assets less liabilities—(1.6)%	(498,923)

	Net Assets—100.0%	$30,830,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Dynamic Networking Portfolio (PXQ) (continued)

October 31, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Oil & Gas Equipment & Services	63.5
Oil & Gas Drilling	29.0
Oil & Gas Storage & Transportation	7.5
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Oil & Gas Drilling—29.0%
58,136	Diamond Offshore Drilling, Inc.	$958,663
138,615	Ensco PLC, Class A	1,083,969
32,106	Helmerich & Payne, Inc.(b)	2,026,210
109,099	Nabors Industries Ltd.	1,298,278
184,586	Noble Corp. PLC (United Kingdom)	911,855
52,841	Patterson-UTI Energy, Inc.	1,187,866
84,602	Rowan Cos. PLC, Class A	1,122,668
420,093	Seadrill Ltd. (United Kingdom)(c)	894,798
199,617	Transocean Ltd.(b)(c)	1,918,319

		11,402,626

	Oil & Gas Equipment & Services—63.5%
76,943	Archrock Partners LP	1,110,287
95,343	Archrock, Inc.	1,105,979
38,919	Baker Hughes, Inc.	2,156,113
17,115	Core Laboratories NV	1,659,642
18,970	Dril-Quip, Inc.(c)	901,075
70,457	FMC Technologies, Inc.(c)	2,273,647
61,049	Forum Energy Technologies, Inc.(c)	1,098,882
93,394	Frank’s International NV(b)	1,050,682
45,101	Halliburton Co.	2,074,646
144,269	Helix Energy Solutions Group, Inc.(c)	1,258,026
212,078	McDermott International, Inc.(c)	1,090,081
57,106	National Oilwell Varco, Inc.	1,833,103
147,570	Newpark Resources, Inc.(c)	929,691
34,019	Oil States International, Inc.(c)	995,056
70,015	RPC, Inc.(b)(c)	1,209,159
24,713	Schlumberger Ltd.	1,933,298
63,196	Superior Energy Services, Inc.	894,855
70,738	USA Compression Partners LP	1,349,681

		24,923,903

	Oil & Gas Storage & Transportation—7.5%
101,900	Overseas Shipholding Group, Inc., Class A	892,644
221,057	Scorpio Tankers, Inc. (Monaco)	846,649
203,045	Teekay Offshore Partners LP(b)	1,214,209

		2,953,502

	Total Common Stocks and Other Equity Interests (Cost $45,584,168)	39,280,031

Number of Shares		Value
	Money Market Fund—0.2%
68,989	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $68,989)	$68,989

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $45,653,157)—100.2%	39,349,020

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—11.2%
4,407,925	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $4,407,925)	4,407,925

	Total Investments (Cost $50,061,082)—111.4%	43,756,945
	Other assets less liabilities—(11.4)%	(4,479,276)

	Net Assets—100.0%	$39,277,669

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Pharmaceuticals	62.9
Biotechnology	28.3
Health Care Equipment	8.8
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—28.3%
301,070	Amgen, Inc.	$42,499,041
133,625	Biogen, Inc.(b)	37,439,052
474,943	Celgene Corp.(b)	48,529,676
640,004	Gilead Sciences, Inc.	47,123,494
2,127,742	Heron Therapeutics, Inc.(b)(c)(d)	31,596,969
395,578	Ligand Pharmaceuticals, Inc.(b)(c)	37,868,682
5,968,213	Novavax, Inc.(b)(c)	9,071,684

		254,128,598

	Health Care Equipment—8.8%
957,081	Abbott Laboratories	37,555,859
870,524	Baxter International, Inc.	41,428,237

		78,984,096

	Pharmaceuticals—62.9%
1,533,911	Akorn, Inc.(b)	36,737,169
216,885	Allergan PLC(b)	45,315,952
872,223	Bristol-Myers Squibb Co.	44,404,873
2,073,926	Depomed, Inc.(b)	46,372,985
525,592	Eli Lilly & Co.	38,809,713
1,720,584	Impax Laboratories, Inc.(b)	34,583,738
432,255	Johnson & Johnson	50,137,258
1,177,192	Lannett Co., Inc.(b)(c)	25,780,505
1,056,475	Medicines Co. (The)(b)(c)	34,810,851
822,403	Merck & Co., Inc.	48,291,504
956,863	Mylan NV(b)	34,925,500
463,402	Perrigo Co. PLC	38,550,412
1,474,035	Pfizer, Inc.	46,741,650
853,487	Prestige Brands Holdings, Inc.(b)	38,645,891

		564,108,001

	Total Common Stocks (Cost $1,078,722,874)	897,220,695

	Money Market Fund—0.0%
181,808	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(e) (Cost $181,808)	181,808

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,078,904,682)—100.0%	897,402,503

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.3%
74,035,330	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(e)(f) (Cost $74,035,330)	$74,035,330

	Total Investments (Cost $1,152,940,012)—108.3%	971,437,833
	Other assets less liabilities—(8.3)%	(74,220,034)

	Net Assets—100.0%	$897,217,799

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	Affiliated company. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Dynamic Retail Portfolio (PMR)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Apparel Retail	26.6
Food Retail	18.5
Hypermarkets & Super Centers	13.1
Specialty Stores	10.4
Drug Retail	10.2
Diversified Support Services	2.9
Homefurnishing Retail	2.9
Computer & Electronics Retail	2.9
Internet & Direct Marketing Retail	2.7
Distributors	2.6
Specialized Consumer Services	2.6
General Merchandise Stores	2.4
Forest Products	2.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Apparel Retail—26.6%
34,858	American Eagle Outfitters, Inc.	$593,980
7,997	Burlington Stores, Inc.(b)	599,295
55,046	Chico’s FAS, Inc.	642,387
7,642	Children’s Place, Inc. (The)	580,410
24,530	Gap, Inc. (The)	676,783
18,717	Ross Stores, Inc.	1,170,561
15,059	TJX Cos., Inc. (The)	1,110,601
17,601	Urban Outfitters, Inc.(b)	588,754

		5,962,771

	Computer & Electronics Retail—2.9%
16,384	Best Buy Co., Inc.	637,501

	Distributors—2.6%
6,335	Pool Corp.	586,494

	Diversified Support Services—2.9%
12,403	Copart, Inc.(b)	650,785

	Drug Retail—10.2%
12,654	CVS Health Corp.	1,064,201
14,802	Walgreens Boots Alliance, Inc.	1,224,570

		2,288,771

	Food Retail—18.5%
36,227	Kroger Co. (The)	1,122,312
49,795	Smart & Final Stores, Inc.(b)	597,540
27,877	Sprouts Farmers Market, Inc.(b)	617,476
120,324	SUPERVALU, Inc.(b)	516,190
12,442	Weis Markets, Inc.	692,148

Number of Shares		Value
	Common Stocks (continued)
	Food Retail (continued)
20,882	Whole Foods Market, Inc.	$590,752

		4,136,418

	Forest Products—2.2%
26,092	Boise Cascade Co.(b)	502,271

	General Merchandise Stores—2.4%
12,228	Big Lots, Inc.	530,695

	Homefurnishing Retail—2.9%
25,821	Aaron’s, Inc.	638,037

	Hypermarkets & Super Centers—13.1%
7,199	Costco Wholesale Corp.	1,064,516
7,636	PriceSmart, Inc.	694,494
16,664	Wal-Mart Stores, Inc.	1,166,814

		2,925,824

	Internet & Direct Marketing Retail—2.7%
22,078	Duluth Holdings, Inc., Class B(b)	599,418

	Specialized Consumer Services—2.6%
16,273	Sotheby’s	583,875

	Specialty Stores—10.4%
11,024	Dick’s Sporting Goods, Inc.	613,486
16,924	Hibbett Sports, Inc.(b)	657,497
4,372	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,063,883

		2,334,866

	Total Common Stocks (Cost $23,436,373)	22,377,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Dynamic Retail Portfolio (PMR) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
48,271	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $48,271)	$48,271

	Total Investments (Cost $23,484,644)—100.2%	22,425,997
	Other assets less liabilities—(0.2)%	(44,216)

	Net Assets—100.0%	$22,381,781

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Dynamic Semiconductors Portfolio (PSI)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Semiconductors	65.5
Semiconductor Equipment	34.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Semiconductor Equipment—34.6%
63,549	Advanced Energy Industries, Inc.(b)	$3,031,287
306,156	Amkor Technology, Inc.(b)	2,838,066
172,836	Applied Materials, Inc.	5,026,071
161,476	Entegris, Inc.(b)	2,567,468
41,534	KLA-Tencor Corp.	3,119,619
220,959	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,925,497
54,848	Lam Research Corp.	5,312,577
57,797	MKS Instruments, Inc.	2,915,859
298,950	Photronics, Inc.(b)	2,899,815
133,557	Teradyne, Inc.	3,110,543
109,966	Ultratech, Inc.(b)	2,341,176

		36,087,978

	Semiconductors—65.5%
374,450	Advanced Micro Devices, Inc.(b)	2,707,273
81,705	Analog Devices, Inc.	5,237,291
29,113	Broadcom Ltd. (Singapore)	4,957,362
89,964	CEVA, Inc.(b)	2,703,418
54,348	Cirrus Logic, Inc.(b)	2,933,705
66,376	Inphi Corp.(b)	2,462,550
146,044	Intel Corp.	5,092,554
148,378	Intersil Corp., Class A	3,276,186
47,816	Linear Technology Corp.	2,871,829
68,323	Maxim Integrated Products, Inc.	2,707,640
151,008	MaxLinear, Inc., Class A(b)	2,825,360
45,718	Microchip Technology, Inc.	2,768,225
83,281	NVIDIA Corp.	5,926,276
47,514	Power Integrations, Inc.	3,062,277
81,816	QUALCOMM, Inc.	5,622,396
105,712	Semtech Corp.(b)	2,558,230
48,823	Silicon Laboratories, Inc.(b)	2,926,939
73,394	Texas Instruments, Inc.	5,199,965
51,677	Xilinx, Inc.	2,628,809

		68,468,285

	Total Common Stocks (Cost $93,242,891)	104,556,263

Number of Shares		Value
	Money Market Fund—0.0%
41,207	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $41,207)	$41,207

	Total Investments (Cost $93,284,098)—100.1%	104,597,470
	Other assets less liabilities—(0.1)%	(114,157)

	Net Assets—100.0%	$104,483,313

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Dynamic Software Portfolio (PSJ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Application Software	31.6
Systems Software	29.3
Health Care Technology	12.5
Home Entertainment Software	5.8
Internet Software & Services	5.6
Data Processing & Outsourced Services	5.0
Cable & Satellite	4.9
Communications Equipment	2.8
Electronic Components	2.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Application Software—31.6%
51,683	Aspen Technology, Inc.(b)	$2,544,871
52,860	BroadSoft, Inc.(b)	2,196,333
40,283	CDK Global, Inc.	2,199,855
48,589	Citrix Systems, Inc.(b)	4,120,347
40,688	Ebix, Inc.	2,278,528
24,214	Ellie Mae, Inc.(b)	2,564,020
18,304	Fair Isaac Corp.	2,208,927
38,993	Intuit, Inc.	4,240,099
73,021	Synopsys, Inc.(b)	4,330,875

		26,683,855

	Cable & Satellite—4.9%
63,913	Liberty Broadband Corp., Class A(b)	4,151,150

	Communications Equipment—2.8%
33,582	InterDigital, Inc.	2,372,568

	Data Processing & Outsourced Services—5.0%
53,870	CSG Systems International, Inc.	2,048,676
26,571	Jack Henry & Associates, Inc.	2,152,783

		4,201,459

	Electronic Components—2.6%
46,736	Dolby Laboratories, Inc., Class A	2,224,166

	Health Care Technology—12.5%
181,932	Allscripts Healthcare Solutions, Inc.(b)	2,185,003
66,532	Cerner Corp.(b)	3,897,445
43,935	Medidata Solutions, Inc.(b)	2,108,441
60,191	Veeva Systems, Inc., Class A(b)	2,338,420

		10,529,309

	Home Entertainment Software—5.8%
55,297	Take-Two Interactive Software, Inc.(b)	2,454,634

Number of Shares		Value
	Common Stocks (continued)
	Home Entertainment Software (continued)
886,222	Zynga, Inc., Class A(b)	$2,490,284

		4,944,918

	Internet Software & Services—5.6%
82,761	Alarm.com Holdings, Inc.(b)	2,414,966
159,701	Five9, Inc.(b)	2,286,918

		4,701,884

	Systems Software—29.3%
126,492	CA, Inc.	3,888,364
45,052	CommVault Systems, Inc.(b)	2,410,282
52,236	Gigamon, Inc.(b)	2,888,651
73,737	Microsoft Corp.	4,418,321
81,011	Progress Software Corp.(b)	2,180,006
108,366	Tivo Corp.(b)	2,151,065
81,519	Varonis Systems, Inc.(b)	2,327,367
57,553	VMware, Inc., Class A(b)	4,523,666

		24,787,722

	Total Common Stocks (Cost $81,915,377)	84,597,031

	Money Market Fund—0.0%
34,346	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $34,346)	34,346

	Total Investments (Cost $81,949,723)—100.1%	84,631,377
	Other assets less liabilities—(0.1)%	(107,932)

	Net Assets—100.0%	$84,523,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Dynamic Software Portfolio (PSJ) (continued)

October 31, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Assets:
Unaffiliated investments, at value(a)	$228,055,979	$80,015,065	$60,610,461	$150,041,275	$100,472,239
Affiliated investments, at value	34,682,589	77,122	3,345,337	108,556	42,561

Total investments, at value	262,738,568	80,092,187	63,955,798	150,149,831	100,514,800
Cash	—	—	—	5,443	—
Receivables:
Investments sold	10,581,100	1,221,861	—	1,631,027	5,015,279
Securities lending	149,218	—	24,966	—	—
Dividends	22	18,945	45,816	102,963	29,779
Shares sold	—	—	—	—	—
Other assets	672	1,000	1,019	627	2,453

Total Assets	273,469,580	81,333,993	64,027,599	151,889,891	105,562,311

Liabilities:
Due to custodian	8,650,143	—	—	—	—
Payables:
Collateral upon return of securities loaned	34,682,589	—	3,271,550	—	—
Shares repurchased	1,869,055	1,221,714	—	1,631,256	3,649,289
Investments purchased	—	—	—	—	1,427,769
Accrued advisory fees	104,233	34,137	23,519	65,313	43,573
Accrued trustees’ and officer’s fees	29,242	18,495	20,745	25,030	19,410
Accrued expenses	109,696	47,933	52,482	92,719	68,833

Total Liabilities	45,444,958	1,322,279	3,368,296	1,814,318	5,208,874

Net Assets	$228,024,622	$80,011,714	$60,659,303	$150,075,573	$100,353,437

Net Assets Consist of:
Shares of beneficial interest	$465,296,795	$99,213,593	$168,614,975	$200,901,908	$138,396,674
Undistributed net investment income (loss)	490,647	(28,785)	36,434	228,620	(46,508)
Undistributed net realized gain (loss)	(214,066,826)	(19,486,725)	(105,823,250)	(58,680,492)	(39,450,366)
Net unrealized appreciation (depreciation)	(23,695,994)	313,631	(2,168,856)	7,625,537	1,453,637

Net Assets	$228,024,622	$80,011,714	$60,659,303	$150,075,573	$100,353,437

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,100,000	3,250,000	2,950,000	4,600,000	2,750,000
Net asset value	$37.38	$24.62	$20.56	$32.63	$36.49

Market price	$37.42	$24.64	$20.57	$32.64	$36.52

Unaffiliated investments, at cost	$251,751,973	$79,701,434	$62,779,317	$142,415,738	$99,018,602

Affiliated investments, at cost	$34,682,589	$77,122	$3,345,337	$108,556	$42,561

Total investments, at cost	$286,434,562	$79,778,556	$66,124,654	$142,524,294	$99,061,163

(a) Includes securities on loan with an aggregate value of	$34,113,343	$—	$3,113,180	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$81,258,793	$30,837,914	$39,280,031	$865,623,726	$22,377,726	$104,556,263	$84,597,031
76,274	491,681	4,476,914	105,814,107	48,271	41,207	34,346

81,335,067	31,329,595	43,756,945	971,437,833	22,425,997	104,597,470	84,631,377
—	—	—	—	5,368	—	—

—	—	—	—	—	—	—
—	10,775	5,795	76,638	—	—	—
20	9	8,014	592,650	10,361	16	11
1,226,982	—	—	—	—	3,204,064	—
998	976	611	1,205	974	981	990

82,563,067	31,341,355	43,771,365	972,108,326	22,442,700	107,802,531	84,632,378

—	—	—	—	—	—	—

—	445,300	4,407,925	74,035,330	—	—	—
—	—	—	215	—	—	—
1,227,298	—	—	—	—	3,206,274	—
31,595	7,720	13,310	410,404	4,595	43,177	34,324
21,113	17,256	26,048	44,626	16,465	17,243	17,988
57,511	40,407	46,413	399,952	39,859	52,524	56,621

1,337,517	510,683	4,493,696	74,890,527	60,919	3,319,218	108,933

$81,225,550	$30,830,672	$39,277,669	$897,217,799	$22,381,781	$104,483,313	$84,523,445

$155,578,311	$62,998,756	$271,229,846	$1,172,650,413	$45,474,565	$134,965,229	$102,615,207
72,446	36,939	225,945	583,451	(5,069)	145,297	(86,944)
(75,584,383)	(34,601,399)	(225,873,985)	(94,513,886)	(22,029,068)	(41,940,585)	(20,686,472)
1,159,176	2,396,376	(6,304,137)	(181,502,179)	(1,058,647)	11,313,372	2,681,654

$81,225,550	$30,830,672	$39,277,669	$897,217,799	$22,381,781	$104,483,313	$84,523,445

3,300,000	800,000	3,650,000	15,900,000	650,000	3,250,000	1,800,000
$24.61	$38.54	$10.76	$56.43	$34.43	$32.15	$46.96

$24.64	$38.55	$10.77	$56.47	$34.46	$32.17	$47.01

$80,099,617	$28,441,538	$45,584,168	$1,007,170,785	$23,436,373	$93,242,891	$81,915,377

$76,274	$491,681	$4,476,914	$145,769,227	$48,271	$41,207	$34,346

$80,175,891	$28,933,219	$50,061,082	$1,152,940,012	$23,484,644	$93,284,098	$81,949,723

$—	$425,109	$4,164,711	$72,152,072	$—	$—	$—

23

Statements of Operations

For the six months ended October 31, 2016

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	PowerShares Dynamic Building & Construction Portfolio (PKB)	PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	PowerShares Dynamic Food & Beverage Portfolio (PBJ)	PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Investment Income:
Unaffiliated dividend income	$312,252	$264,286	$618,375	$1,831,280	$863,869
Affiliated dividend income	210	124	540	315	199
Securities lending income	1,085,901	—	128,104	—	—
Foreign withholding tax	—	—	—	—	—

Total Income	1,398,363	264,410	747,019	1,831,595	864,068

Expenses:
Advisory fees	649,855	178,697	167,687	546,344	296,892
Sub-licensing fees	38,991	10,722	10,061	32,780	17,813
Accounting & administration fees	29,290	18,022	18,082	27,099	18,215
Professional fees	15,670	13,028	14,173	14,162	14,136
Trustees’ and officer’s fees	6,051	4,389	4,423	6,398	5,218
Custodian & transfer agent fees	5,600	2,391	3,360	4,842	3,210
Taxes	—	—	109,764	—	—
Other expenses	22,123	8,284	10,724	18,594	14,642

Total Expenses	767,580	235,533	338,274	650,219	370,126

Less: Waivers	(106)	(10,427)	(17,472)	(153)	(100)

Net Expenses	767,474	225,106	320,802	650,066	370,026

Net Investment Income (Loss)	630,889	39,304	426,217	1,181,529	494,042

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(21,742,320)	(2,200,952)	(7,671,120)	(7,958,831)	(7,045,734)
In-kind redemptions	12,435,691	6,911,993	13,636,255	21,286,195	8,303,569

Net realized gain (loss)	(9,306,629)	4,711,041	5,965,135	13,327,364	1,257,835

Net change in unrealized appreciation (depreciation) on investment securities	(3,022,298)	(7,366,822)	(8,662,692)	(5,343,293)	277,338

Net realized and unrealized gain (loss)	(12,328,927)	(2,655,781)	(2,697,557)	7,984,071	1,535,173

Net increase (decrease) in net assets resulting from operations	$(11,698,038)	$(2,616,477)	$(2,271,340)	$9,165,600	$2,029,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Dynamic Media Portfolio (PBS)	PowerShares Dynamic Networking Portfolio (PXQ)	PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	PowerShares Dynamic Retail Portfolio (PMR)	PowerShares Dynamic Semiconductors Portfolio (PSI)	PowerShares Dynamic Software Portfolio (PSJ)

$494,042	$96,699	$372,324	$6,494,114	$125,388	$365,659	$219,733
168	117	85	937	95	107	108
—	25,319	13,979	580,765	4,165	—	—
—	—	(6,667)	—	—	—	—

494,210	122,135	379,721	7,075,816	129,648	365,766	219,841

214,484	55,245	102,813	2,809,436	48,761	168,535	196,710
12,869	3,315	6,169	168,565	2,926	10,112	11,803
18,022	18,020	18,038	124,747	18,035	18,029	18,014
13,587	12,865	13,739	23,606	12,871	13,119	13,065
4,630	4,014	4,193	14,120	4,015	4,279	4,479
3,462	1,878	2,612	10,802	2,085	2,707	2,243
—	—	—	—	—	—	—
13,571	7,085	9,559	55,876	6,735	8,508	10,741

280,625	102,422	157,123	3,207,152	95,428	225,289	257,055

(10,450)	(32,865)	(27,614)	(472)	(34,032)	(12,982)	(9,249)

270,175	69,557	129,509	3,206,680	61,396	212,307	247,806

224,035	52,578	250,212	3,869,136	68,252	153,459	(27,965)

(4,339,941)	(263,618)	(9,005,239)	(28,680,805)	(1,889,541)	(730,164)	(1,202,950)
4,179,775	1,618,602	499,034	41,327,519	1,557,813	3,171,796	7,981,430

(160,166)	1,354,984	(8,506,205)	12,646,714	(331,728)	2,441,632	6,778,480

(1,567,694)	1,144,919	(138,479)	(98,373,033)	(725,920)	12,220,159	1,202,367

(1,727,860)	2,499,903	(8,644,684)	(85,726,319)	(1,057,648)	14,661,791	7,980,847

$(1,503,825)	$2,552,481	$(8,394,472)	$(81,857,183)	$(989,396)	$14,815,250	$7,952,882

25

Statements of Changes in Net Assets

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)		PowerShares Dynamic Building & Construction Portfolio (PKB)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income	$630,889	$4,270,915	$39,304	$103,450
Net realized gain (loss)	(9,306,629)	(38,017,218)	4,711,041	554,277
Net change in unrealized appreciation (depreciation)	(3,022,298)	(78,486,936)	(7,366,822)	3,421,640

Net increase (decrease) in net assets resulting from operations	(11,698,038)	(112,233,239)	(2,616,477)	4,079,367

Distributions to Shareholders from:
Net investment income	(177,125)	(4,955,367)	(117,899)	(67,537)

Shareholder Transactions:
Proceeds from shares sold	28,517,008	93,026,648	74,846,093	34,203,109
Value of shares repurchased	(56,201,355)	(219,516,036)	(52,301,085)	(33,191,270)

Net increase (decrease) in net assets resulting from shares transactions	(27,684,347)	(126,489,388)	22,545,008	1,011,839

Increase (Decrease) in Net Assets	(39,559,510)	(243,677,994)	19,810,632	5,023,669

Net Assets:
Beginning of period	267,584,132	511,262,126	60,201,082	55,177,413

End of period	$228,024,622	$267,584,132	$80,011,714	$60,201,082

Undistributed net investment income (loss) at end of period	$490,647	$36,883	$(28,785)	$49,810

Changes in Shares Outstanding:
Shares sold	700,000	1,750,000	2,850,000	1,400,000
Shares repurchased	(1,400,000)	(4,600,000)	(2,000,000)	(1,400,000)
Shares outstanding, beginning of period	6,800,000	9,650,000	2,400,000	2,400,000

Shares outstanding, end of period	6,100,000	6,800,000	3,250,000	2,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)		PowerShares Dynamic Food & Beverage Portfolio (PBJ)		PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)		PowerShares Dynamic Media Portfolio (PBS)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$426,217	$1,896,594	$1,181,529	$3,062,976	$494,042	$557,579	$224,035	$315,578
5,965,135	(39,225,841)	13,327,364	13,614,760	1,257,835	(3,610,897)	(160,166)	(6,158,013)
(8,662,692)	776,823	(5,343,293)	(1,735,070)	277,338	(5,120,787)	(1,567,694)	(6,304,545)

(2,271,340)	(36,552,424)	9,165,600	14,942,666	2,029,215	(8,174,105)	(1,503,825)	(12,146,980)

(4,196,158)	(2,429,800)	(1,664,608)	(2,995,165)	(522,984)	(444,265)	(132,205)	(1,074,222)

33,627,388	49,529,499	28,858,795	342,040,166	50,955,142	158,374,155	22,646,698	125,469,044
(41,182,317)	(53,458,266)	(186,739,309)	(319,253,170)	(94,862,226)	(199,941,946)	(30,246,092)	(167,455,100)

(7,554,929)	(3,928,767)	(157,880,514)	22,786,996	(43,907,084)	(41,567,791)	(7,599,394)	(41,986,056)

(14,022,427)	(42,910,991)	(150,379,522)	34,734,497	(42,400,853)	(50,186,161)	(9,235,424)	(55,207,258)

74,681,730	117,592,721	300,455,095	265,720,598	142,754,290	192,940,451	90,460,974	145,668,232

$60,659,303	$74,681,730	$150,075,573	$300,455,095	$100,353,437	$142,754,290	$81,225,550	$90,460,974

$36,434	$3,806,375	$228,620	$711,699	$(46,508)	$(17,566)	$72,446	$(19,384)

1,550,000	1,800,000	850,000	10,700,000	1,450,000	4,250,000	900,000	4,800,000
(1,900,000)	(2,200,000)	(5,550,000)	(9,850,000)	(2,700,000)	(5,550,000)	(1,200,000)	(6,650,000)
3,300,000	3,700,000	9,300,000	8,450,000	4,000,000	5,300,000	3,600,000	5,450,000

2,950,000	3,300,000	4,600,000	9,300,000	2,750,000	4,000,000	3,300,000	3,600,000

27

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares Dynamic Networking Portfolio (PXQ)		PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income (loss)	$52,578	$103,581	$250,212	$733,288
Net realized gain (loss)	1,354,984	1,107,416	(8,506,205)	(21,165,065)
Net change in unrealized appreciation (depreciation)	1,144,919	(3,430,513)	(138,479)	(975,438)

Net increase (decrease) in net assets resulting from operations	2,552,481	(2,219,516)	(8,394,472)	(21,407,215)

Distributions to Shareholders from:
Net investment income	(105,774)	—	(108,848)	(831,786)
Net realized gains	—	—	—	—

Total distributions to shareholders	(105,774)	—	(108,848)	(831,786)

Shareholder Transactions:
Proceeds from shares sold	15,714,892	9,058,713	4,469,435	15,134,853
Value of shares repurchased	(7,520,246)	(14,134,635)	(2,222,254)	(20,147,734)

Net increase (decrease) in net assets resulting from shares transactions	8,194,646	(5,075,922)	2,247,181	(5,012,881)

Increase (Decrease) in Net Assets	10,641,353	(7,295,438)	(6,256,139)	(27,251,882)

Net Assets:
Beginning of period	20,189,319	27,484,757	45,533,808	72,785,690

End of period	$30,830,672	$20,189,319	$39,277,669	$45,533,808

Undistributed net investment income (loss) at end of period	$36,939	$90,135	$225,945	$84,581

Changes in Shares Outstanding:
Shares sold	400,000	250,000	400,000	1,050,000
Shares repurchased	(200,000)	(400,000)	(200,000)	(1,450,000)
Shares outstanding, beginning of period	600,000	750,000	3,450,000	3,850,000

Shares outstanding, end of period	800,000	600,000	3,650,000	3,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)		PowerShares Dynamic Retail Portfolio (PMR)		PowerShares Dynamic Semiconductors Portfolio (PSI)		PowerShares Dynamic Software Portfolio (PSJ)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$3,869,136	$9,639,772	$68,252	$168,368	$153,459	$252,292	$(27,965)	$(146,626)
12,646,714	135,708,693	(331,728)	59,120	2,441,632	(4,881,907)	6,778,480	(516,409)
(98,373,033)	(370,625,568)	(725,920)	(1,126,743)	12,220,159	(3,462,052)	1,202,367	(4,707,107)

(81,857,183)	(225,277,103)	(989,396)	(899,255)	14,815,250	(8,091,667)	7,952,882	(5,370,142)

(5,049,435)	(9,438,012)	(92,432)	(182,321)	(146,231)	(100,980)	—	(83,133)
—	(78,190,579)	—	—	—	—	—	—

(5,049,435)	(87,628,591)	(92,432)	(182,321)	(146,231)	(100,980)	—	(83,133)

48,546,699	402,286,845	23,160,969	18,333,024	69,330,916	43,249,104	58,319,864	98,889,794
(232,947,990)	(847,789,130)	(21,113,818)	(34,245,374)	(28,515,473)	(64,968,217)	(55,595,885)	(76,919,326)

(184,401,291)	(445,502,285)	2,047,151	(15,912,350)	40,815,443	(21,719,113)	2,723,979	21,970,468

(271,307,909)	(758,407,979)	965,323	(16,993,926)	55,484,462	(29,911,760)	10,676,861	16,517,193

1,168,525,708	1,926,933,687	21,416,458	38,410,384	48,998,851	78,910,611	73,846,584	57,329,391

$897,217,799	$1,168,525,708	$22,381,781	$21,416,458	$104,483,313	$48,998,851	$84,523,445	$73,846,584

$583,451	$1,763,750	$(5,069)	$19,111	$145,297	$138,069	$(86,944)	$(58,979)

750,000	5,400,000	650,000	500,000	2,250,000	1,600,000	1,250,000	2,300,000
(3,650,000)	(12,500,000)	(600,000)	(900,000)	(1,000,000)	(2,600,000)	(1,200,000)	(1,900,000)
18,800,000	25,900,000	600,000	1,000,000	2,000,000	3,000,000	1,750,000	1,350,000

15,900,000	18,800,000	650,000	600,000	3,250,000	2,000,000	1,800,000	1,750,000

29

Financial Highlights

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$39.35		$52.98	$39.71	$28.26	$22.26	$23.14
Net investment income (loss)(a)	0.10		0.50	0.34	0.03	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.04)		(13.56)	13.21	11.42	6.05	(0.84)
Total from investment operations	(1.94)		(13.06)	13.55	11.45	6.00	(0.88)
Distributions to shareholders from:
Net investment income	(0.03)		(0.57)	(0.28)	—	—	—
Net asset value at end of period	$37.38		$39.35	$52.98	$39.71	$28.26	$22.26
Market price at end of period(b)	$37.42		$39.35	$52.95	$39.68	$28.27	$22.21
Net Asset Value Total Return:(c)	(4.94)%		(24.92)%	34.25%	40.52%	26.96%	(3.80)%
Market Price Total Return(c)	(4.84)%		(24.88)%	34.28%	40.36%	27.29%	(4.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$228,025		$267,584	$511,262	$361,320	$155,453	$136,903
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.58%	0.57%	0.59%	0.63%	0.63%
Expenses, prior to Waivers	0.59	%(d)	0.58%	0.57%	0.59%	0.63%	0.64%
Net investment income (loss), after Waivers	0.49	%(d)	1.00%	0.69%	0.09%	(0.20)%	(0.21)%
Portfolio turnover rate(e)	41%		74%	95%	64%	53%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares Dynamic Building & Construction Portfolio (PKB)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.08		$22.99	$22.09	$19.65	$14.23	$14.11
Net investment income(a)	0.01		0.04	0.03	0.00 (b)	0.07	0.02
Net realized and unrealized gain (loss) on investments	(0.43)		2.08	0.89	2.44	5.44	0.12
Total from investment operations	(0.42)		2.12	0.92	2.44	5.51	0.14
Distributions to shareholders from:
Net investment income	(0.04)		(0.03)	(0.02)	—	(0.09)	(0.02)
Net asset value at end of period	$24.62		$25.08	$22.99	$22.09	$19.65	$14.23
Market price at end of period(c)	$24.64		$25.08	$22.98	$22.10	$19.63	$14.20
Net Asset Value Total Return:(d)	(1.66)%		9.21%	4.17%	12.42%	38.85%	0.99%
Market Price Total Return(d)	(1.58)%		9.26%	4.08%	12.58%	39.01%	0.92%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,012		$60,201	$55,177	$123,688	$104,121	$30,600
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.66	%(e)	0.68%	0.65%	0.63%	0.69%	1.01%
Net investment income, after Waivers	0.11	%(e)	0.18%	0.15%	0.01%	0.44%	0.12%
Portfolio turnover rate(f)	79%		90%	96%	117%	95%	72%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.63		$31.78	$37.76	$30.27	$24.58	$27.67
Net investment income(a)	0.13		0.51	0.39	0.48	0.53	0.19
Net realized and unrealized gain (loss) on investments	(0.92)		(9.04)	(5.84)	7.55	5.81	(2.94)
Total from investment operations	(0.79)		(8.53)	(5.45)	8.03	6.34	(2.75)
Distributions to shareholders from:
Net investment income	(1.28)		(0.62)	(0.53)	(0.54)	(0.65)	(0.34)
Net asset value at end of period	$20.56		$22.63	$31.78	$37.76	$30.27	$24.58
Market price at end of period(b)	$20.57		$22.63	$31.77	$37.76	$30.23	$24.57
Net Asset Value Total Return:(c)	(3.31)%		(26.93)%	(14.51)%	26.93%	26.14%	(9.86)%
Market Price Total Return(c)	(3.26)%		(26.91)%	(14.54)%	27.10%	26.03%	(9.83)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,659		$74,682	$117,593	$130,273	$104,427	$67,592
Ratio to average net assets of:
Expenses, after Waivers	0.96	%(d)(e)	0.65%	0.64%	0.64%	0.65%	0.65%
Expenses, prior to Waivers	1.01	%(d)(e)	0.67%	0.64%	0.64%	0.69%	0.73%
Net investment income, after Waivers	1.27	%(d)	2.09%	1.20%	1.46%	1.97%	0.81%
Portfolio turnover rate(f)	46%		134%	140%	96%	80%	94%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Expenses, after Waivers and Expenses, prior to Waivers include state income taxes paid during the six months ended October 31, 2016. Expenses, after Waivers and Expenses, prior to Waivers excluding the taxes paid are 0.63% and 0.68%, respectively.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$32.31		$31.45	$26.98	$23.62	$19.77	$19.76
Net investment income(a)	0.18		0.39	0.31	0.38	0.26	0.22
Net realized and unrealized gain (loss) on investments	0.38		0.88	4.58	3.19	3.92	(0.03)
Total from investment operations	0.56		1.27	4.89	3.57	4.18	0.19
Distributions to shareholders from:
Net investment income	(0.24)		(0.41)	(0.42)	(0.21)	(0.33)	(0.18)
Net asset value at end of period	$32.63		$32.31	$31.45	$26.98	$23.62	$19.77
Market price at end of period(b)	$32.64		$32.30	$31.43	$26.99	$23.61	$19.77
Net Asset Value Total Return:(c)	1.73%		4.06%	18.25%	15.16%	21.45%	1.02%
Market Price Total Return(c)	1.79%		4.10%	18.13%	15.25%	21.40%	0.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$150,076		$300,455	$265,721	$434,371	$236,226	$169,039
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(d)	0.58%	0.58%	0.61%	0.63%	0.63%
Expenses, prior to Waivers	0.60	%(d)	0.58%	0.58%	0.61%	0.63%	0.64%
Net investment income, after Waivers	1.08	%(d)	1.21%	1.05%	1.47%	1.28%	1.13%
Portfolio turnover rate(e)	79%		109%	124%	145%	92%	134%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$35.69		$36.40	$32.35	$27.23	$22.18	$19.34
Net investment income(a)	0.15		0.11	0.31	0.15	0.12	0.15
Net realized and unrealized gain (loss) on investments	0.80		(0.74)	4.04	5.10	5.09	2.82
Total from investment operations	0.95		(0.63)	4.35	5.25	5.21	2.97
Distributions to shareholders from:
Net investment income	(0.15)		(0.08)	(0.30)	(0.13)	(0.16)	(0.13)
Net asset value at end of period	$36.49		$35.69	$36.40	$32.35	$27.23	$22.18
Market price at end of period(b)	$36.52		$35.68	$36.39	$32.34	$27.21	$22.20
Net Asset Value Total Return:(c)	2.70%		(1.73)%	13.47%	19.29%	23.67%	15.49%
Market Price Total Return(c)	2.81%		(1.73)%	13.47%	19.34%	23.47%	15.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$100,353		$142,754	$192,940	$177,930	$85,765	$57,679
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.61%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.62	%(d)	0.61%	0.63%	0.63%	0.69%	0.80%
Net investment income, after Waivers	0.83	%(d)	0.29%	0.88%	0.48%	0.52%	0.80%
Portfolio turnover rate(e)	89%		136%	187%	171%	93%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares Dynamic Media Portfolio (PBS)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.13		$26.73	$23.81	$20.11	$14.84	$15.61
Net investment income(a)	0.07		0.07	0.21	0.09	0.12	0.08
Net realized and unrealized gain (loss) on investments	(0.55)		(1.45)	2.89	3.70	5.28	(0.76)
Total from investment operations	(0.48)		(1.38)	3.10	3.79	5.40	(0.68)
Distributions to shareholders from:
Net investment income	(0.04)		(0.22)	(0.18)	(0.09)	(0.13)	(0.09)
Net asset value at end of period	$24.61		$25.13	$26.73	$23.81	$20.11	$14.84
Market price at end of period(b)	$24.64		$25.12	$26.72	$23.79	$20.10	$14.84
Net Asset Value Total Return:(c)	(1.90)%		(5.18)%	13.04%	18.87%	36.62%	(4.33)%
Market Price Total Return(c)	(1.75)%		(5.18)%	13.09%	18.83%	36.55%	(4.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,226		$90,461	$145,668	$171,430	$150,788	$137,975
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.61%	0.59%	0.62%	0.63%	0.63%
Expenses, prior to Waivers	0.65	%(d)	0.61%	0.59%	0.62%	0.63%	0.65%
Net investment income, after Waivers	0.52	%(d)	0.26%	0.84%	0.38%	0.71%	0.60%
Portfolio turnover rate(e)	47%		124%	131%	120%	70%	89%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Networking Portfolio (PXQ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$33.65		$36.65	$31.20	$25.00	$27.71		$29.20
Net investment income (loss)(a)	0.09		0.15	(0.01)	(0.04)	0.20	(b)	(0.06)
Net realized and unrealized gain (loss) on investments	4.98		(3.15)	5.46	6.44	(2.85)		(1.43)
Total from investment operations	5.07		(3.00)	5.45	6.40	(2.65)		(1.49)
Distributions to shareholders from:
Net investment income	(0.18)		—	—	(0.20)	(0.06)		—
Net asset value at end of period	$38.54		$33.65	$36.65	$31.20	$25.00		$27.71
Market price at end of period(c)	$38.55		$33.65	$36.64	$31.19	$24.97		$27.68
Net Asset Value Total Return:(d)	15.13%		(8.19)%	17.47%	25.69%	(9.57)%		(5.10)%
Market Price Total Return(d)	15.16%		(8.16)%	17.48%	25.80%	(9.58)%		(5.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,831		$20,189	$27,485	$29,643	$30,000		$81,739
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%	0.64%		0.63%
Expenses, prior to Waivers	0.93	%(e)	0.88%	0.85%	0.82%	0.75%		0.67%
Net investment income (loss), after Waivers	0.48	%(e)	0.42%	(0.02)%	(0.12)%	0.81	%(b)	(0.22)%
Portfolio turnover rate(f)	53%		87%	74%	69%	68%		84%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Tellabs, Inc. on December 24, 2012. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.01) and (0.05)%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$13.20		$18.91	$28.01	$22.49		$20.48	$26.38
Net investment income (loss)(a)	0.07		0.20	0.22	0.08		0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(2.48)		(5.69)	(9.07)	5.53	(b)	2.00	(5.89)
Total from investment operations	(2.41)		(5.49)	(8.85)	5.61		2.04	(5.90)
Distributions to shareholders from:
Net investment income	(0.03)		(0.22)	(0.25)	(0.09)		(0.03)	(0.00	)(c)
Net asset value at end of period	$10.76		$13.20	$18.91	$28.01		$22.49	$20.48
Market price at end of period(d)	$10.77		$13.19	$18.92	$28.00		$22.49	$20.48
Net Asset Value Total Return:(e)	(18.28)%		(29.06)%	(31.67)%	24.98	%(b)	9.95%	(22.36)%
Market Price Total Return(e)	(18.14)%		(29.15)%	(31.61)%	24.94%		9.95%	(22.36)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,278		$45,534	$72,786	$135,849		$116,973	$147,485
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(f)	0.63%	0.63%	0.61%		0.62%	0.63%
Expenses, prior to Waivers	0.76	%(f)	0.72%	0.64%	0.61%		0.62%	0.63%
Net investment income (loss), after Waivers	1.22	%(f)	1.46%	0.96%	0.31%		0.18%	(0.03)%
Portfolio turnover rate(g)	58%		89%	79%	259	%(b)	68%	70%

(a)	Based on average shares outstanding.
(b)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.43 per share. Had the pay-in not been made, the net asset value total return would have been 23.06%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$62.16		$74.40	$57.65	$40.72	$32.00		$26.15
Net investment income(a)	0.22		0.41	0.32	0.26	0.54	(b)	0.22
Net realized and unrealized gain (loss) on investments	(5.66)		(8.81)	18.42	16.90	8.72		5.83
Total from investment operations	(5.44)		(8.40)	18.74	17.16	9.26		6.05
Distributions to shareholders from:
Net investment income	(0.29)		(0.39)	(0.34)	(0.23)	(0.54)		(0.20)
Net realized gains	—		(3.45)	(1.65)	—	—		—
Total distributions	(0.29)		(3.84)	(1.99)	(0.23)	(0.54)		(0.20)
Net asset value at end of period	$56.43		$62.16	$74.40	$57.65	$40.72		$32.00
Market price at end of period(c)	$56.47		$62.14	$74.35	$57.60	$40.72		$31.99
Net Asset Value Total Return:(d)	(8.80)%		(11.86)%	32.95%	42.27%	29.25%		23.29%
Market Price Total Return(d)	(8.71)%		(11.83)%	32.97%	42.15%	29.29%		23.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$897,218		$1,168,526	$1,926,934	$1,104,007	$468,305		$270,385
Ratio to average net assets of:
Expenses, after Waivers	0.57	%(e)	0.57%	0.56%	0.58%	0.63%		0.63%
Expenses, prior to Waivers	0.57	%(e)	0.57%	0.56%	0.58%	0.63%		0.64%
Net investment income, after Waivers	0.69	%(e)	0.58%	0.48%	0.52%	1.52	%(b)	0.77%
Portfolio turnover rate(f)	9%		26%	47%	39%	24%		23%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $4 per share owned of Warner Chilcott PLC. on August 29, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.32 and 0.91%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares Dynamic Retail Portfolio (PMR)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$35.69		$38.41	$33.15	$29.12	$25.98	$21.88
Net investment income(a)	0.12		0.25	0.22	0.32	0.66	0.16
Net realized and unrealized gain (loss) on investments	(1.21)		(2.70)	5.38	3.99	3.11	4.17
Total from investment operations	(1.09)		(2.45)	5.60	4.31	3.77	4.33
Distributions to shareholders from:
Net investment income	(0.17)		(0.27)	(0.34)	(0.28)	(0.63)	(0.23)
Net asset value at end of period	$34.43		$35.69	$38.41	$33.15	$29.12	$25.98
Market price at end of period(b)	$34.46		$35.69	$38.42	$33.14	$29.11	$25.98
Net Asset Value Total Return:(c)	(3.05)%		(6.40)%	16.97%	14.81%	14.87%	20.06%
Market Price Total Return(c)	(2.96)%		(6.42)%	17.04%	14.81%	14.83%	19.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,382		$21,416	$38,410	$24,864	$24,750	$76,643
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.98	%(d)	0.88%	0.91%	0.79%	0.74%	0.87%
Net investment income, after Waivers	0.70	%(d)	0.67%	0.61%	0.96%	2.59%	0.75%
Portfolio turnover rate(e)	75%		129%	111%	184%	83%	111%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Semiconductors Portfolio (PSI)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015		2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$24.50		$26.30	$20.62		$15.22	$15.75	$18.19
Net investment income(a)	0.07		0.10	0.25	(b)	0.10	0.11	0.06
Net realized and unrealized gain (loss) on investments	7.65		(1.86)	5.88		5.41	(0.52)	(2.47)
Total from investment operations	7.72		(1.76)	6.13		5.51	(0.41)	(2.41)
Distribution to shareholder from:
Net investment income	(0.07)		(0.04)	(0.33)		(0.11)	(0.12)	(0.03)
Return of capital	—		—	(0.12)		—	—	—
Total distributions	(0.07)		(0.04)	(0.45)		(0.11)	(0.12)	(0.03)
Net asset value at end of period	$32.15		$24.50	$26.30		$20.62	$15.22	$15.75
Market price at end of period(c)	$32.17		$24.48	$26.31		$20.62	$15.19	$15.71
Net Asset Value Total Return:(d)	31.59%		(6.69)%	29.90%		36.38%	(2.56)%	(13.20)%
Market Price Total Return(d)	31.78%		(6.80)%	29.95%		36.66%	(2.50)%	(13.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,483		$48,999	$78,911		$20,621	$16,744	$21,261
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.67	%(e)	0.68%	0.78%		1.05%	1.05%	1.02%
Net investment income, after Waivers	0.46	%(e)	0.38%	1.03	%(b)	0.55%	0.77%	0.42%
Portfolio turnover rate(f)	37%		104%	103%		126%	91%	57%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $16.50 per share owned of KLA-Tencor Corp. on November 26, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.05 and 0.22%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares Dynamic Software Portfolio (PSJ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$42.20		$42.47	$33.96	$30.16		$26.87	$27.47
Net investment income (loss)(a)	(0.02)		(0.08)	0.11	(0.00	)(b)	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments	4.78		(0.13)	8.44	3.80		3.30	(0.53)
Total from investment operations	4.76		(0.21)	8.55	3.80		3.29	(0.60)
Distributions to shareholders from:
Net investment income	—		(0.06)	(0.04)	—		—	—
Net asset value at end of period	$46.96		$42.20	$42.47	$33.96		$30.16	$26.87
Market price at end of period(c)	$47.01		$42.21	$42.48	$33.93		$30.12	$26.87
Net Asset Value Total Return:(d)	11.28%		(0.50)%	25.18%	12.60%		12.24%	(2.19)%
Market Price Total Return(d)	11.37%		(0.50)%	25.32%	12.65%		12.09%	(2.22)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$84,523		$73,847	$57,329	$54,335		$48,257	$49,710
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%	0.63%		0.63%	0.63%
Expenses, prior to Waivers	0.65	%(e)	0.66%	0.71%	0.69%		0.74%	0.78%
Net investment income (loss), after Waivers	(0.07	)%(e)	(0.19)%	0.29%	(0.01)%		(0.03)%	(0.29)%
Portfolio turnover rate(f)	82%		154%	132%	150%		95%	100%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	“Dynamic Biotechnology & Genome Portfolio”
PowerShares Dynamic Building & Construction Portfolio (PKB)	“Dynamic Building & Construction Portfolio”
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	“Dynamic Energy Exploration & Production Portfolio”
PowerShares Dynamic Food & Beverage Portfolio (PBJ)	“Dynamic Food & Beverage Portfolio”
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	“Dynamic Leisure and Entertainment Portfolio”
PowerShares Dynamic Media Portfolio (PBS)	“Dynamic Media Portfolio”
PowerShares Dynamic Networking Portfolio (PXQ)	“Dynamic Networking Portfolio”
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	“Dynamic Oil & Gas Services Portfolio”
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	“Dynamic Pharmaceuticals Portfolio”
PowerShares Dynamic Retail Portfolio (PMR)	“Dynamic Retail Portfolio”
PowerShares Dynamic Semiconductors Portfolio (PSI)	“Dynamic Semiconductors Portfolio”
PowerShares Dynamic Software Portfolio (PSJ)	“Dynamic Software Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dynamic Biotechnology & Genome Portfolio	Dynamic Biotech & Genome IntellidexSM Index
Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index
Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure & Entertainment IntellidexSM Index
Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceutical IntellidexSM Index
Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
Dynamic Semiconductors Portfolio	Dynamic Semiconductor IntellidexSM Index
Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the

37

Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

38

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2016, Dynamic Biotechnology & Genome Portfolio, Dynamic Energy Exploration & Production Portfolio, Dynamic Networking Portfolio, Dynamic Oil & Gas Services Portfolio, Dynamic Pharmaceuticals Portfolio and

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Dynamic Retail Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2017. Offering costs excluded from the Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2017. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome Portfolio, Dynamic Food & Beverage Portfolio, Dynamic Leisure and Entertainment Portfolio and Dynamic Pharmaceuticals Portfolio.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

For the six-month period ended October 31, 2016, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome Portfolio	$106
Dynamic Building & Construction Portfolio	10,427
Dynamic Energy Exploration & Production Portfolio	17,472
Dynamic Food & Beverage Portfolio	153
Dynamic Leisure and Entertainment Portfolio	100
Dynamic Media Portfolio	10,450
Dynamic Networking Portfolio	32,865
Dynamic Oil & Gas Services Portfolio	27,614
Dynamic Pharmaceuticals Portfolio	472
Dynamic Retail Portfolio	34,032
Dynamic Semiconductors Portfolio	12,982
Dynamic Software Portfolio	9,249

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The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2016 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		04/30/17	04/30/18	04/30/19	10/31/19
Dynamic Building & Construction Portfolio	$55,300	$—	$16,252	$28,684	$10,364
Dynamic Energy Exploration & Production Portfolio	32,783	—	—	15,566	17,217
Dynamic Media Portfolio	10,365	—	—	—	10,365
Dynamic Networking Portfolio	215,419	58,890	61,547	62,173	32,809
Dynamic Oil & Gas Services Portfolio	84,127	—	11,082	45,472	27,573
Dynamic Retail Portfolio	213,840	52,831	65,416	61,610	33,983
Dynamic Semiconductors Portfolio	169,524	69,191	54,742	32,664	12,927
Dynamic Software Portfolio	104,358	34,792	41,026	19,345	9,195

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with NYSE Group, Inc. (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund listed below has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows Dynamic Pharmaceuticals Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended October 31, 2016.

Dynamic Pharmaceuticals Portfolio

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2016	Dividend Income
Heron Therapeutics, Inc.	$52,388,275	$2,369,069	$(7,850,264)	$(14,884,912)	$(425,199)	$31,596,969	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period),

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unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Biotechnology & Genome Portfolio
Equity Securities	$262,400,557	$—	$338,011	$262,738,568

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Dynamic Biotechnology & Genome Portfolio	$34,286,844	$50,397,332	$12,898,182	$26,056,276	$—	$123,638,634	$15,818,255
Dynamic Building & Construction Portfolio	2,843,349	3,001,058	6,653,613	8,635,189	1,166,154	22,299,363	742,893
Dynamic Energy Exploration & Production Portfolio	7,646,917	21,471,013	1,361,799	40,628,552	8,688,469	79,796,750	3,232,521
Dynamic Food & Beverage Portfolio	7,585,250	10,245,302	—	35,415,240	1,541,903	54,787,695	1,260,041
Dynamic Leisure and Entertainment Portfolio	2,895,936	2,889,449	2,356,106	24,167,870	—	32,309,361	2,111,801
Dynamic Media Portfolio	4,930,761	5,161,647	6,294,489	50,786,045	677,811	67,850,753	2,505,039
Dynamic Networking Portfolio	1,975,581	512,618	730,670	20,791,952	9,889,754	33,900,575	1,064,275
Dynamic Oil & Gas Services Portfolio	24,680,663	85,028,926	35,877,910	35,323,845	19,045,978	199,957,322	7,909,602
Dynamic Pharmaceuticals Portfolio	—	—	—	74,150,158	3,614	74,153,772	—
Dynamic Retail Portfolio	2,427,604	1,816,180	2,176,015	12,778,354	310,526	19,508,679	1,908,967
Dynamic Semiconductors Portfolio	14,001,359	10,902,954	2,120,823	10,315,328	979,531	38,319,995	10,196,415
Dynamic Software Portfolio	7,095,351	2,938,722	3,242,208	11,274,588	—	24,550,869	1,542,190

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

43

Note 7. Investment Transactions

For the six-month period ended October 31, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Dynamic Biotechnology & Genome Portfolio	$106,237,318	$104,983,682
Dynamic Building & Construction Portfolio	55,787,784	56,336,364
Dynamic Energy Exploration & Production Portfolio	30,478,721	34,284,804
Dynamic Food & Beverage Portfolio	171,798,321	172,902,346
Dynamic Leisure and Entertainment Portfolio	106,699,972	104,325,319
Dynamic Media Portfolio	40,124,297	39,940,486
Dynamic Networking Portfolio	12,280,441	12,063,229
Dynamic Oil & Gas Services Portfolio	24,289,834	23,851,812
Dynamic Pharmaceuticals Portfolio	102,394,777	103,775,298
Dynamic Retail Portfolio	16,234,182	14,553,683
Dynamic Semiconductors Portfolio	26,001,811	25,453,102
Dynamic Software Portfolio	64,344,456	64,185,110

For the six-month period ended October 31, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Dynamic Biotechnology & Genome Portfolio	$27,794,792	$56,163,922
Dynamic Building & Construction Portfolio	74,804,383	51,764,823
Dynamic Energy Exploration & Production Portfolio	33,604,478	41,081,272
Dynamic Food & Beverage Portfolio	28,858,488	186,173,193
Dynamic Leisure and Entertainment Portfolio	50,919,006	95,748,713
Dynamic Media Portfolio	22,165,413	29,896,879
Dynamic Networking Portfolio	15,709,264	7,772,935
Dynamic Oil & Gas Services Portfolio	4,467,099	2,460,400
Dynamic Pharmaceuticals Portfolio	48,530,284	232,512,417
Dynamic Retail Portfolio	23,160,352	22,812,477
Dynamic Semiconductors Portfolio	69,324,667	28,994,654
Dynamic Software Portfolio	57,327,891	54,721,339

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Biotechnology & Genome Portfolio	$12,903,634	$(37,751,399)	$(24,847,765)	$287,586,333
Dynamic Building & Construction Portfolio	4,882,657	(4,773,325)	109,332	79,982,855
Dynamic Energy Exploration & Production Portfolio	4,431,912	(11,935,589)	(7,503,677)	71,459,475
Dynamic Food & Beverage Portfolio	10,086,881	(2,871,519)	7,215,362	142,934,469
Dynamic Leisure and Entertainment Portfolio	5,492,044	(4,722,615)	769,429	99,745,371
Dynamic Media Portfolio	6,316,294	(5,345,593)	970,701	80,364,366
Dynamic Networking Portfolio	3,282,494	(951,232)	2,331,262	28,998,333
Dynamic Oil & Gas Services Portfolio	1,246,903	(10,134,746)	(8,887,843)	52,644,788
Dynamic Pharmaceuticals Portfolio	45,212,485	(245,606,435)	(200,393,950)	1,171,831,783
Dynamic Retail Portfolio	235,873	(1,405,937)	(1,170,064)	23,596,061
Dynamic Semiconductors Portfolio	11,905,316	(751,497)	11,153,819	93,443,651
Dynamic Software Portfolio	4,579,316	(2,025,763)	2,553,553	82,077,824

44

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

45

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2016.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)
Actual	$1,000.00	$950.57	0.59%	$2.90
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
PowerShares Dynamic Building & Construction Portfolio (PKB)
Actual	1,000.00	983.37	0.63	3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)
Actual	1,000.00	966.90	0.96	4.76
Hypothetical (5% return before expenses)	1,000.00	1,020.37	0.96	4.89
PowerShares Dynamic Food & Beverage Portfolio (PBJ)
Actual	1,000.00	1,017.31	0.59	3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01
PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)
Actual	1,000.00	1,027.01	0.62	3.17
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16
PowerShares Dynamic Media Portfolio (PBS)
Actual	1,000.00	980.95	0.63	3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Networking Portfolio (PXQ)
Actual	1,000.00	1,151.31	0.63	3.42
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)
Actual	1,000.00	817.22	0.63	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

46

Fees and Expenses (continued)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic Pharmaceuticals Portfolio (PJP)
Actual	$1,000.00	$911.97	0.57%	$2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91
PowerShares Dynamic Retail Portfolio (PMR)
Actual	1,000.00	969.55	0.63	3.13
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Semiconductors Portfolio (PSI)
Actual	1,000.00	1,315.93	0.63	3.68
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21
PowerShares Dynamic Software Portfolio (PSJ)
Actual	1,000.00	1,112.81	0.63	3.36
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the results by 184/365.

47

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

P-PS-SAR-7
©2016 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

October 31, 2016

2016 Semi-Annual Report to Shareholders

PYZ	PowerShares DWA Basic Materials Momentum Portfolio

PEZ	PowerShares DWA Consumer Cyclicals Momentum Portfolio

PSL	PowerShares DWA Consumer Staples Momentum Portfolio

PXI	PowerShares DWA Energy Momentum Portfolio

PFI	PowerShares DWA Financial Momentum Portfolio

PTH	PowerShares DWA Healthcare Momentum Portfolio

PRN	PowerShares DWA Industrials Momentum Portfolio

PTF	PowerShares DWA Technology Momentum Portfolio

PUI	PowerShares DWA Utilities Momentum Portfolio

PNQI	PowerShares NASDAQ Internet Portfolio

2

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Specialty Chemicals	48.9
Steel	8.6
Paper Packaging	8.5
Gold	8.5
Diversified Chemicals	5.1
Paper Products	4.5
Oil & Gas Equipment & Services	3.9
Industrial Gases	3.4
Forest Products	2.4
Oil & Gas Refining & Marketing	2.3
Aluminum	2.0
Aerospace & Defense	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—1.9%
156,463	Arconic, Inc.	$3,384,912

	Aluminum—2.0%
49,836	Kaiser Aluminum Corp.	3,612,612

	Diversified Chemicals—5.1%
554,207	Chemours Co. (The)	9,105,621

	Forest Products—2.4%
234,182	Louisiana-Pacific Corp.(b)	4,297,240

	Gold—8.5%
659,391	Gold Resource Corp.	3,745,341
162,416	Newmont Mining Corp.	6,015,889
77,910	Royal Gold, Inc.	5,361,766

		15,122,996

	Industrial Gases—3.4%
46,025	Air Products & Chemicals, Inc.	6,140,655

	Oil & Gas Equipment & Services—3.9%
151,952	US Silica Holdings, Inc.	7,018,663

	Oil & Gas Refining & Marketing—2.3%
159,534	Green Plains, Inc.	4,147,884

	Paper Packaging—8.5%
85,577	Avery Dennison Corp.	5,972,419
203,267	International Paper Co.	9,153,113

		15,125,532

	Paper Products—4.5%
212,862	KapStone Paper and Packaging Corp.	3,861,317

Number of Shares		Value
	Common Stocks (continued)
	Paper Products (continued)
51,660	Neenah Paper, Inc.	$4,127,634

		7,988,951

	Specialty Chemicals—48.9%
70,015	Albemarle Corp.	5,849,753
86,991	Ashland Global Holdings, Inc.	9,719,504
78,712	Celanese Corp., Series A	5,739,679
55,641	Ecolab, Inc.	6,352,533
73,365	H.B. Fuller Co.	3,086,466
91,377	Ingevity Corp.(b)	3,783,008
79,695	Innospec, Inc.	4,801,624
50,735	International Flavors & Fragrances, Inc.	6,635,123
127,117	Kraton Corp.(b)	3,258,009
61,401	Minerals Technologies, Inc.	4,126,147
16,472	NewMarket Corp.	6,603,790
208,744	PolyOne Corp.	6,101,587
72,611	PPG Industries, Inc.	6,762,262
47,612	Quaker Chemical Corp.	5,118,290
94,372	RPM International, Inc.	4,486,445
67,647	Sensient Technologies Corp.	5,040,378

		87,464,598

	Steel—8.6%
157,648	Schnitzer Steel Industries, Inc., Class A	3,807,199
230,927	Steel Dynamics, Inc.	6,341,255
110,856	Worthington Industries, Inc.	5,210,232

		15,358,686

	Total Common Stocks (Cost $174,857,308)	178,768,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA Basic Materials Momentum Portfolio (PYZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
158,454	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $158,454)	$158,454

	Total Investments (Cost $175,015,762)—100.1%	178,926,804
	Other assets less liabilities—(0.1)%	(154,587)

	Net Assets—100.0%	$178,772,217

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Apparel Retail	10.4
Home Entertainment Software	9.8
Internet Retail	9.5
Restaurants	8.5
Automotive Retail	6.0
Specialty Stores	5.7
Auto Parts & Equipment	4.0
Airlines	3.9
Casinos & Gaming	3.4
Cable & Satellite	3.1
Leisure Facilities	2.6
Home Improvement Retail	2.5
Automobile Manufacturers	2.5
Financial Exchanges & Data	2.3
Hypermarkets & Super Centers	2.2
Oil & Gas Refining & Marketing	2.2
Diversified Support Services	2.2
Industrial Machinery	2.0
Household Appliances	2.0
Tires & Rubber	2.0
Trucking	1.8
Personal Products	1.6
Homebuilding	1.5
Specialized REITs	1.4
Home Furnishings	1.3
Leisure Products	1.3
Consumer Electronics	1.3
Internet & Direct Marketing Retail	1.1
Internet Software & Services	1.0
Movies & Entertainment	0.9
Money Market Funds Plus Other Assets Less Liabilities	0.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Airlines—3.9%
23,940	Hawaiian Holdings, Inc.(b)	$1,077,899
22,096	SkyWest, Inc.	666,194

		1,744,093

	Apparel Retail—10.4%
15,902	Burlington Stores, Inc.(b)	1,191,696
32,613	Ross Stores, Inc.	2,039,617
18,768	TJX Cos., Inc. (The)	1,384,140

		4,615,453

	Auto Parts & Equipment—4.0%
7,458	Dorman Products, Inc.(b)	479,102
10,456	Drew Industries, Inc.	936,335
15,663	Superior Industries International, Inc.	383,743

		1,799,180

	Automobile Manufacturers—2.5%
13,812	Thor Industries, Inc.	1,095,430

	Automotive Retail—6.0%
10,190	O’Reilly Automotive, Inc.(b)	2,694,644

	Cable & Satellite—3.1%
5,574	Charter Communications, Inc., Class A(b)	1,392,887

	Casinos & Gaming—3.4%
32,200	Boyd Gaming Corp.(b)	575,092
9,885	Wynn Resorts Ltd.	934,627

		1,509,719

	Consumer Electronics—1.3%
8,015	Universal Electronics, Inc.(b)	562,252

	Diversified Support Services—2.2%
22,657	KAR Auction Services, Inc.	964,735

	Financial Exchanges & Data—2.3%
8,499	S&P Global, Inc.	1,035,603

	Home Entertainment Software—9.8%
28,384	Activision Blizzard, Inc.	1,225,337
21,564	Electronic Arts, Inc.(b)	1,693,205
32,717	Take-Two Interactive Software, Inc.(b)	1,452,308

		4,370,850

	Home Furnishings—1.3%
12,963	Leggett & Platt, Inc.	594,742

	Home Improvement Retail—2.5%
9,294	Home Depot, Inc. (The)	1,133,961

	Homebuilding—1.5%
21,979	LGI Homes, Inc.(b)(c)	654,095

	Household Appliances—2.0%
6,024	Whirlpool Corp.	902,516

	Hypermarkets & Super Centers—2.2%
6,724	Costco Wholesale Corp.	994,278

	Industrial Machinery—2.0%
8,119	Middleby Corp. (The)(b)	910,221

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet & Direct Marketing Retail—1.1%
17,939	Duluth Holdings, Inc., Class B(b)(c)	$487,044

	Internet Retail—9.5%
1,495	Amazon.com, Inc.(b)	1,180,781
2,065	Priceline Group, Inc. (The)(b)	3,044,285

		4,225,066

	Internet Software & Services—1.0%
39,660	Quotient Technology, Inc.(b)	420,396

	Leisure Facilities—2.6%
7,264	Vail Resorts, Inc.	1,158,172

	Leisure Products—1.3%
33,385	Nautilus, Inc.(b)	587,576

	Movies & Entertainment—0.9%
22,772	World Wrestling Entertainment, Inc., Class A(c)	402,609

	Oil & Gas Refining & Marketing—2.2%
104,859	Clean Energy Fuels Corp.(b)	430,971
6,981	REX American Resources Corp.(b)	551,429

		982,400

	Personal Products—1.6%
11,177	Nu Skin Enterprises, Inc., Class A	689,062

	Restaurants—8.5%
17,913	Domino’s Pizza, Inc.	3,031,596
10,202	Papa John’s International, Inc.	769,741

		3,801,337

	Specialized REITs—1.4%
9,933	Lamar Advertising Co., Class A REIT	630,249

	Specialty Stores—5.7%
15,667	Dick’s Sporting Goods, Inc.	871,869
28,593	Party City Holdco, Inc.(b)	464,636
4,969	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,209,156

		2,545,661

	Tires & Rubber—2.0%
30,846	Goodyear Tire & Rubber Co. (The)	895,459

	Trucking—1.8%
24,576	Avis Budget Group, Inc.(b)	795,279

	Total Common Stocks and Other Equity Interests (Cost $42,745,474)	44,594,969

	Money Market Fund—0.2%
97,147	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $97,147)	97,147

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $42,842,621)—100.2%	44,692,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.2%
960,550	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $960,550)	$960,550

	Total Investments (Cost $43,803,171)—102.4%	45,652,666
	Other assets less liabilities—(2.4)%	(1,054,307)

	Net Assets—100.0%	$44,598,359

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Packaged Foods & Meats	26.9
Household Products	15.5
Tobacco	12.1
Personal Products	9.7
Soft Drinks	7.9
Agricultural Products	6.5
Education Services	5.2
Distillers & Vintners	4.4
Housewares & Specialties	3.4
Internet Software & Services	3.0
Internet Retail	2.8
Health Care Facilities	2.6
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Products—6.5%
105,397	Fresh Del Monte Produce, Inc.	$6,360,709
65,116	Ingredion, Inc.	8,541,266

		14,901,975

	Distillers & Vintners—4.4%
61,259	Constellation Brands, Inc., Class A	10,237,604

	Education Services—5.2%
91,069	Bright Horizons Family Solutions, Inc.(b)	6,093,427
263,034	DeVry Education Group, Inc.	5,970,872

		12,064,299

	Health Care Facilities—2.6%
96,154	VCA, Inc.(b)	5,909,625

	Household Products—15.5%
220,140	Church & Dwight Co., Inc.	10,623,957
128,412	Energizer Holdings, Inc.	5,972,442
57,078	Kimberly-Clark Corp.	6,530,294
54,043	Spectrum Brands Holdings, Inc.	7,308,775
49,176	WD-40 Co.	5,243,391

		35,678,859

	Housewares & Specialties—3.4%
162,162	Newell Brands, Inc.	7,787,019

	Internet Retail—2.8%
202,221	Nutrisystem, Inc.	6,410,406

	Internet Software & Services—3.0%
215,778	Yelp, Inc., Class A(b)	7,047,309

Number of Shares		Value
	Common Stocks (continued)
	Packaged Foods & Meats—26.9%
335,507	Amplify Snack Brands, Inc.(b)(c)	$4,861,496
123,465	B&G Foods, Inc.	5,234,916
93,939	Calavo Growers, Inc.	5,556,492
55,196	JM Smucker Co. (The)	7,247,787
50,518	Lancaster Colony Corp.	6,600,177
88,653	McCormick & Co., Inc.	8,499,163
151,768	Pinnacle Foods, Inc.	7,803,910
98,629	Post Holdings, Inc.(b)	7,518,489
122,982	Tyson Foods, Inc., Class A	8,713,275

		62,035,705

	Personal Products—9.7%
1,137,925	Avon Products, Inc.	7,453,409
98,424	Estee Lauder Cos., Inc. (The), Class A	8,575,683
50,377	USANA Health Sciences, Inc.(b)	6,473,444

		22,502,536

	Soft Drinks—7.9%
93,839	Dr Pepper Snapple Group, Inc.	8,238,126
70,158	Monster Beverage Corp.(b)	10,126,605

		18,364,731

	Tobacco—12.1%
172,366	Altria Group, Inc.	11,396,840
68,096	Philip Morris International, Inc.	6,567,178
181,546	Reynolds American, Inc.	9,999,554

		27,963,572

	Total Common Stocks (Cost $223,814,604)	230,903,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares DWA Consumer Staples Momentum Portfolio (PSL) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
241,533	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $241,533)	$241,533

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $224,056,137)—100.1%	231,145,173

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.7%
3,755,350	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $3,755,350)	3,755,350

	Total Investments (Cost $227,811,487)—101.8%	234,900,523
	Other assets less liabilities—(1.8)%	(4,048,668)

	Net Assets—100.0%	$230,851,855

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares DWA Energy Momentum Portfolio (PXI)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Oil & Gas Exploration & Production	59.8
Oil & Gas Storage & Transportation	9.2
Oil & Gas Equipment & Services	7.7
Oil & Gas Drilling	6.8
Integrated Oil & Gas	6.4
Coal & Consumable Fuels	5.1
Oil & Gas Refining & Marketing	3.6
Specialty Chemicals	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Coal & Consumable Fuels—5.1%
382,135	Cloud Peak Energy, Inc.(b)	$2,353,951
228,983	CONSOL Energy, Inc.	3,881,262

		6,235,213

	Integrated Oil & Gas—6.4%
28,245	Chevron Corp.	2,958,664
66,650	Occidental Petroleum Corp.	4,859,451

		7,818,115

	Oil & Gas Drilling—6.8%
41,154	Helmerich & Payne, Inc.	2,597,229
132,728	Patterson-UTI Energy, Inc.	2,983,725
158,027	Unit Corp.(b)	2,707,003

		8,287,957

	Oil & Gas Equipment & Services—7.7%
132,176	Archrock, Inc.	1,533,242
70,821	Halliburton Co.	3,257,766
291,049	Helix Energy Solutions Group, Inc.(b)	2,537,947
113,274	RPC, Inc.(b)	1,956,242

		9,285,197

	Oil & Gas Exploration & Production—59.8%
226,128	Callon Petroleum Co.(b)	2,937,403
71,183	Carrizo Oil & Gas, Inc.(b)	2,408,121
420,062	Chesapeake Energy Corp.(b)	2,314,541
27,810	Cimarex Energy Co.	3,591,105
34,921	Clayton Williams Energy, Inc.(b)	3,048,952
56,023	Concho Resources, Inc.(b)	7,111,560
72,184	Continental Resources, Inc.(b)	3,530,519
66,693	Diamondback Energy, Inc.(b)	6,088,404
34,681	EOG Resources, Inc.	3,135,856
77,527	Newfield Exploration Co.(b)	3,146,821
289,626	Oasis Petroleum, Inc.(b)	3,038,177
135,638	Parsley Energy, Inc., Class A(b)	4,462,490

Number of Shares		Value
	Common Stocks (continued)
	Oil & Gas Exploration & Production (continued)
57,887	PDC Energy, Inc.(b)	$3,550,210
36,446	Pioneer Natural Resources Co.	6,524,563
146,841	QEP Resources, Inc.	2,359,735
154,286	Rice Energy, Inc.(b)	3,408,178
56,920	RSP Permian, Inc.(b)	2,054,812
288,754	Sanchez Energy Corp.(b)	1,839,363
136,422	SM Energy Co.	4,587,872
315,447	WPX Energy, Inc.(b)	3,425,754

		72,564,436

	Oil & Gas Refining & Marketing—3.6%
99,645	Marathon Petroleum Corp.	4,343,526

	Oil & Gas Storage & Transportation—9.2%
153,540	Cheniere Energy, Inc.(b)	5,788,458
57,370	SemGroup Corp., Class A	1,850,182
79,193	Targa Resources Corp.	3,476,573

		11,115,213

	Specialty Chemicals—1.4%
139,438	Flotek Industries, Inc.(b)	1,642,580

	Total Common Stocks (Cost $107,703,775)	121,292,237

	Money Market Fund—0.1%
118,057	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $118,057)	118,057

	Total Investments (Cost $107,821,832)—100.1%	121,410,294
	Other assets less liabilities—(0.1)%	(96,623)

	Net Assets—100.0%	$121,313,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares DWA Energy Momentum Portfolio (PXI) (continued)

October 31, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares DWA Financial Momentum Portfolio (PFI)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Retail REITs	23.1
Specialized REITs	12.7
Regional Banks	11.4
Residential REITs	10.5
Financial Exchanges & Data	7.0
Reinsurance	6.5
Life & Health Insurance	5.4
Property & Casualty Insurance	5.0
Data Processing & Outsourced Services	4.2
Industrial REITs	4.0
Health Care REITs	3.5
Office REITs	3.5
Multi-line Insurance	3.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Data Processing & Outsourced Services—4.2%
5,376	MasterCard, Inc., Class A	$575,339
6,554	Visa, Inc., Class A	540,771

		1,116,110

	Financial Exchanges & Data—7.0%
6,810	MarketAxess Holdings, Inc.	1,026,676
4,896	MSCI, Inc.	392,610
7,068	Nasdaq, Inc.	452,140

		1,871,426

	Health Care REITs—3.5%
26,571	CareTrust REIT, Inc. REIT	374,120
7,332	National Health Investors, Inc. REIT	555,472

		929,592

	Industrial REITs—4.0%
8,836	EastGroup Properties, Inc. REIT	600,053
17,312	First Industrial Realty Trust, Inc. REIT	457,210

		1,057,263

	Life & Health Insurance—5.4%
88,155	Genworth Financial, Inc., Class A(b)	364,962
10,465	Principal Financial Group, Inc.	571,389
8,074	Torchmark Corp.	511,972

		1,448,323

	Multi-line Insurance—3.1%
5,465	Assurant, Inc.	440,042

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Multi-line Insurance (continued)
11,120	Horace Mann Educators Corp.	$399,764

		839,806

	Office REITs—3.5%
11,465	Douglas Emmett, Inc. REIT	418,473
10,118	Highwoods Properties, Inc. REIT	502,156

		920,629

	Property & Casualty Insurance—5.0%
8,281	Allstate Corp. (The)	562,280
6,690	AMERISAFE, Inc.	371,964
5,634	Cincinnati Financial Corp.	398,774

		1,333,018

	Regional Banks—11.4%
11,733	Ameris Bancorp	425,908
8,238	Eagle Bancorp, Inc.(b)	404,898
17,767	Home BancShares, Inc.	382,168
8,416	Pinnacle Financial Partners, Inc.	434,266
11,562	Renasant Corp.	390,102
13,097	Synovus Financial Corp.	433,118
15,421	Western Alliance Bancorp(b)	576,128

		3,046,588

	Reinsurance—6.5%
6,907	Endurance Specialty Holdings Ltd.	635,099
3,035	Everest Re Group Ltd.	617,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares DWA Financial Momentum Portfolio (PFI) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Reinsurance (continued)
4,401	Reinsurance Group of America, Inc.	$474,692

		1,727,474

	Residential REITs—10.5%
12,485	Apartment Investment & Management Co., Class A REIT	550,214
9,502	Education Realty Trust, Inc. REIT	404,690
6,899	Equity LifeStyle Properties, Inc. REIT	523,220
2,149	Essex Property Trust, Inc. REIT	460,079
11,076	Sun Communities, Inc. REIT	852,077

		2,790,280

	Retail REITs—23.1%
7,441	Federal Realty Investment Trust REIT	1,080,656
42,648	General Growth Properties, Inc. REIT	1,064,068
9,147	Macerich Co. (The) REIT	647,425
12,738	Realty Income Corp. REIT	754,599
11,092	Regency Centers Corp. REIT	799,401
5,167	Simon Property Group, Inc. REIT	960,855
5,581	Taubman Centers, Inc. REIT	404,399
12,192	Weingarten Realty Investors REIT	441,472

		6,152,875

	Specialized REITs—12.7%
11,782	American Tower Corp. REIT	1,380,732
13,411	Crown Castle International Corp. REIT	1,220,267
5,705	EPR Properties REIT	414,868
7,898	QTS Realty Trust, Inc., Class A REIT	362,992

		3,378,859

	Total Common Stocks and Other Equity Interests (Cost $25,889,887)	26,612,243

	Money Market Fund—0.3%
70,134	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $70,134)	70,134

	Total Investments (Cost $25,960,021)—100.2%	26,682,377
	Other assets less liabilities—(0.2)%	(57,323)

	Net Assets—100.0%	$26,625,054

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares DWA Healthcare Momentum Portfolio (PTH)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Biotechnology	40.6
Health Care Equipment	34.7
Pharmaceuticals	7.0
Managed Health Care	6.6
Health Care Supplies	4.8
Health Care Services	3.6
Life Sciences Tools & Services	2.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—40.6%
154,694	ARIAD Pharmaceuticals, Inc.(b)	$1,348,932
23,423	Avexis, Inc.(b)	1,112,592
30,646	Bellicum Pharmaceuticals, Inc.(b)	507,498
22,620	Bluebird Bio, Inc.(b)	1,080,105
16,315	Blueprint Medicines Corp.(b)	489,124
66,937	Clovis Oncology, Inc.(b)	1,946,528
11,372	Eagle Pharmaceuticals, Inc.(b)	635,467
143,011	Exact Sciences Corp.(b)	2,228,111
252,350	Exelixis, Inc.(b)	2,672,386
26,256	Five Prime Therapeutics, Inc.(b)	1,274,204
27,512	Flexion Therapeutics, Inc.(b)	525,479
48,949	Lexicon Pharmaceuticals, Inc.(b)	725,914
14,695	MacroGenics, Inc.(b)	348,125
49,335	Minerva Neurosciences, Inc.(b)	550,085
72,053	PTC Therapeutics, Inc.(b)	447,449
35,919	Puma Biotechnology, Inc.(b)	1,375,698
55,387	Sarepta Therapeutics, Inc.(b)	2,173,386
17,754	Spark Therapeutics, Inc.(b)	834,615
152,569	Synergy Pharmaceuticals, Inc.(b)	700,292
21,717	TESARO, Inc.(b)	2,625,151
32,282	Vanda Pharmaceuticals, Inc.(b)	479,388
22,011	Xencor, Inc.(b)	468,614

		24,549,143

	Health Care Equipment—34.7%
25,467	ABIOMED, Inc.(b)	2,673,780
13,888	Becton, Dickinson and Co.	2,331,934
83,034	Boston Scientific Corp.(b)	1,826,748
21,521	Cantel Medical Corp.	1,532,941
28,013	CryoLife, Inc.	476,221
20,184	Cynosure, Inc., Class A(b)	860,848
37,693	DexCom, Inc.(b)	2,949,100
19,176	Edwards Lifesciences Corp.(b)	1,825,939
27,732	Glaukos Corp.(b)	926,249
15,762	Hill-Rom Holdings, Inc.	873,372
23,185	Inogen, Inc.(b)	1,244,339

Number of Shares		Value
	Common Stocks (continued)
	Health Care Equipment (continued)
18,798	Masimo Corp.(b)	$1,033,890
14,277	Natus Medical, Inc.(b)	561,800
18,412	NuVasive, Inc.(b)	1,099,749
11,152	Penumbra, Inc.(b)	735,474

		20,952,384

	Health Care Services—3.6%
26,613	Amedisys, Inc.(b)	1,151,278
42,676	Healthways, Inc.(b)	1,058,365

		2,209,643

	Health Care Supplies—4.8%
21,967	Align Technology, Inc.(b)	1,887,405
20,328	Spectranetics Corp. (The)(b)	441,117
12,180	Vascular Solutions, Inc.(b)	555,408

		2,883,930

	Life Sciences Tools & Services—2.7%
20,940	Accelerate Diagnostics, Inc.(b)	444,975
22,277	PRA Health Sciences, Inc.(b)	1,185,582

		1,630,557

	Managed Health Care—6.6%
27,807	Centene Corp.(b)	1,737,381
15,923	UnitedHealth Group, Inc.	2,250,398

		3,987,779

	Pharmaceuticals—7.0%
36,177	Aerie Pharmaceuticals, Inc.(b)	1,202,885
69,734	Aratana Therapeutics, Inc.(b)	564,846
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
13,375	Heska Corp.(b)	660,725
41,956	Nektar Therapeutics, Class A(b)	520,254
39,987	Supernus Pharmaceuticals, Inc.(b)	791,743
18,589	Theravance Biopharma, Inc. (Cayman Islands)(b)	467,142

		4,222,543

	Total Common Stocks (Cost $62,156,074)	60,435,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares DWA Healthcare Momentum Portfolio (PTH) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
95,535	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(c) (Cost $95,535)	$95,535

	Total Investments (Cost $62,251,609)—100.2%	60,531,514
	Other assets less liabilities—(0.2)%	(128,482)

	Net Assets—100.0%	$60,403,032

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares DWA Industrials Momentum Portfolio (PRN)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Aerospace & Defense	13.9
Building Products	13.7
Industrial Machinery	8.6
Construction & Engineering	5.8
Diversified Support Services	5.5
Life Sciences Tools & Services	4.5
IT Consulting & Other Services	4.4
Airport Services	3.8
Commercial Printing	3.3
Specialty Chemicals	3.0
Construction & Farm Machinery & Heavy Trucks	2.9
Health Care Equipment	2.5
Data Processing & Outsourced Services	2.4
Oil & Gas Equipment & Services	2.4
Investment Companies	2.4
Paper Packaging	2.3
Electronic Components	2.1
Leisure Products	2.1
Electrical Components & Equipment	2.1
Agricultural & Farm Machinery	1.9
Commodity Chemicals	1.9
Trading Companies & Distributors	1.8
Human Resource & Employment Services	1.8
Application Software	1.7
Internet Software & Services	1.6
Electronic Manufacturing Services	1.6
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—13.9%
14,841	HEICO Corp.	$1,002,658
5,170	Huntington Ingalls Industries, Inc.	834,231
5,850	Lockheed Martin Corp.	1,441,323
6,733	Raytheon Co.	919,795
5,945	TransDigm Group, Inc.	1,619,775

		5,817,782

Number of Shares		Value
	Common Stocks (continued)
	Agricultural & Farm Machinery—1.9%
16,931	Toro Co. (The)	$810,656

	Airport Services—3.8%
19,219	Macquarie Infrastructure Corp.	1,572,306

	Application Software—1.7%
6,084	Fair Isaac Corp.	734,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares DWA Industrials Momentum Portfolio (PRN) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Building Products—13.7%
24,559	A.O. Smith Corp.	$1,109,330
10,066	American Woodmark Corp.(b)	751,930
17,992	Gibraltar Industries, Inc.(b)	699,889
5,921	Lennox International, Inc.	863,815
26,646	Masco Corp.	822,828
14,630	Patrick Industries, Inc.(b)	839,030
7,234	Universal Forest Products, Inc.	622,052

		5,708,874

	Commercial Printing—3.3%
11,811	Deluxe Corp.	722,833
10,161	Multi-Color Corp.	659,703

		1,382,536

	Commodity Chemicals—1.9%
14,848	Trinseo SA	778,778

	Construction & Engineering—5.8%
12,106	Argan, Inc.	688,226
11,190	Dycom Industries, Inc.(b)	860,847
14,854	EMCOR Group, Inc.	898,073

		2,447,146

	Construction & Farm Machinery & Heavy Trucks—2.9%
35,064	Navistar International Corp.(b)	781,927
37,089	Supreme Industries, Inc., Class A	452,115

		1,234,042

	Data Processing & Outsourced Services—2.4%
5,750	FleetCor Technologies, Inc.(b)	1,007,975

	Diversified Support Services—5.5%
7,823	Cintas Corp.	834,479
39,575	Healthcare Services Group, Inc.	1,463,088

		2,297,567

	Electrical Components & Equipment—2.1%
3,848	Acuity Brands, Inc.	860,297

	Electronic Components—2.1%
6,237	Littelfuse, Inc.	870,061

	Electronic Manufacturing Services—1.6%
17,204	Fabrinet (Thailand)(b)	653,064

	Health Care Equipment—2.5%
13,169	Danaher Corp.	1,034,425

	Human Resource & Employment Services—1.8%
12,762	WageWorks, Inc.(b)	752,320

	Industrial Machinery—8.6%
49,315	Energy Recovery, Inc.(b)	602,136
8,888	IDEX Corp.	768,279
10,120	John Bean Technologies Corp.	808,082
13,834	Lydall, Inc.(b)	646,740
62,088	Mueller Water Products, Inc., Class A	764,924

		3,590,161

	Internet Software & Services—1.6%
3,572	CoStar Group, Inc.(b)	668,393

Number of Shares		Value
	Common Stocks (continued)
	Investment Companies—2.4%
86,804	Gores Holdings, Inc., Class A(b)	$988,698

	IT Consulting & Other Services—4.4%
9,009	Accenture PLC, Class A	1,047,206
9,445	Gartner, Inc.(b)	812,648

		1,859,854

	Leisure Products—2.1%
32,827	Smith & Wesson Holding Corp.(b)	867,618

	Life Sciences Tools & Services—4.5%
2,652	Mettler-Toledo International, Inc.(b)	1,071,620
5,707	Waters Corp.(b)	794,072

		1,865,692

	Oil & Gas Equipment & Services—2.4%
115,243	Fairmount Santrol Holdings, Inc.(b)	989,937

	Paper Packaging—2.3%
11,475	Packaging Corp. of America	946,688

	Specialty Chemicals—3.0%
5,159	Sherwin-Williams Co. (The)	1,263,233

	Trading Companies & Distributors—1.8%
5,618	Watsco, Inc.	771,295

	Total Investments (Cost $40,105,443)—100.0%	41,773,615
	Other assets less liabilities—(0.0)%	(4,604)

	Net Assets—100.0%	$41,769,011

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares DWA Technology Momentum Portfolio (PTF)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Application Software	35.4
Semiconductors	17.2
Internet Software & Services	14.7
Communications Equipment	8.1
Wireless Telecommunication Services	4.6
Systems Software	4.3
IT Consulting & Other Services	4.2
Specialized REITs	3.5
Semiconductor Equipment	3.5
Data Processing & Outsourced Services	1.7
Electrical Components & Equipment	1.7
Internet Retail	1.0
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Application Software—35.4%
143,959	8x8, Inc.(b)	$2,051,416
37,033	Adobe Systems, Inc.(b)	3,981,418
24,826	Blackbaud, Inc.	1,524,316
37,478	BroadSoft, Inc.(b)	1,557,211
198,119	Cadence Design Systems, Inc.(b)	5,067,884
72,513	Callidus Software, Inc.(b)	1,323,362
57,803	Ebix, Inc.(c)	3,236,968
86,418	Ellie Mae, Inc.(b)	9,150,802
28,670	Guidewire Software, Inc.(b)	1,647,091
39,067	Intuit, Inc.	4,248,146
66,027	Manhattan Associates, Inc.(b)	3,343,607
31,455	Paycom Software, Inc.(b)	1,627,167
27,489	Paylocity Holding Corp.(b)	1,195,497
48,327	RingCentral, Inc., Class A(b)	1,000,369
46,550	Tyler Technologies, Inc.(b)	7,466,620
19,273	Ultimate Software Group, Inc. (The)(b)	4,066,410
46,020	Zendesk, Inc.(b)	1,209,866

		53,698,150

	Communications Equipment—8.1%
61,067	Applied Optoelectronics, Inc.(b)	1,174,319
80,486	Finisar Corp.(b)	2,203,707
27,957	InterDigital, Inc.	1,975,162
64,167	Lumentum Holdings, Inc.(b)	2,156,011
456,304	Oclaro, Inc.(b)	3,335,582
27,073	Ubiquiti Networks, Inc.(b)	1,419,437

		12,264,218

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Data Processing & Outsourced Services—1.7%
32,190	Jack Henry & Associates, Inc.	$2,608,034

	Electrical Components & Equipment—1.7%
187,004	Energous Corp.(b)(c)	2,548,865

	Internet Retail—1.0%
383,444	Groupon, Inc., Class A(b)	1,529,942

	Internet Software & Services—14.7%
53,149	2U, Inc.(b)	1,852,774
4,169	Alphabet, Inc., Class A(b)	3,376,473
59,815	Facebook, Inc., Class A(b)	7,835,167
92,662	Five9, Inc.(b)	1,326,920
33,886	LogMeIn, Inc.	3,219,170
309,542	MeetMe, Inc.(b)	1,513,660
41,970	Q2 Holdings, Inc.(b)	1,179,357
33,961	Shutterstock, Inc.(b)(c)	2,003,360

		22,306,881

	IT Consulting & Other Services—4.2%
117,694	Computer Sciences Corp.	6,408,438

	Semiconductor Equipment—3.5%
204,466	Amkor Technology, Inc.(b)	1,895,400
116,756	Applied Materials, Inc.	3,395,264

		5,290,664

	Semiconductors—17.2%
55,076	Acacia Communications, Inc.(b)(c)	3,838,247
92,795	Cirrus Logic, Inc.(b)	5,009,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares DWA Technology Momentum Portfolio (PTF) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors (continued)
64,755	Inphi Corp.(b)	$2,402,411
41,326	Monolithic Power Systems, Inc.	3,256,902
89,544	NeoPhotonics Corp.(b)	1,253,616
97,190	NVIDIA Corp.	6,916,040
48,626	Texas Instruments, Inc.	3,445,152

		26,121,442

	Specialized REITs—3.5%
14,882	Equinix, Inc. REIT	5,317,041

	Systems Software—4.3%
105,715	A10 Networks, Inc.(b)	809,777
87,275	Barracuda Networks, Inc.(b)	2,035,253
67,761	Gigamon, Inc.(b)	3,747,183

		6,592,213

	Wireless Telecommunication Services—4.6%
141,321	T-Mobile US, Inc.(b)	7,027,893

	Total Common Stocks and Other Equity Interests (Cost $143,237,335)	151,713,781

	Money Market Fund—0.1%
116,729	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.25%(d) (Cost $116,729)	116,729

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $143,354,064)—100.0%	151,830,510

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.9%
10,505,409	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $10,505,409)	10,505,409

	Total Investments (Cost $153,859,473)—106.9%	162,335,919
	Other assets less liabilities—(6.9)%	(10,542,866)

	Net Assets—100.0%	$151,793,053

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares DWA Utilities Momentum Portfolio (PUI)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Multi-Utilities	38.3
Electric Utilities	32.3
Gas Utilities	11.9
Water Utilities	5.7
Integrated Telecommunication Services	5.1
Oil & Gas Storage & Transportation	3.6
Renewable Electricity	3.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Electric Utilities—32.3%
121,178	Alliant Energy Corp.	$4,610,823
60,787	American Electric Power Co., Inc.	3,941,429
76,308	Duke Energy Corp.	6,106,166
83,964	Eversource Energy	4,623,058
38,960	IDACORP, Inc.	3,054,075
36,923	NextEra Energy, Inc.	4,726,144
109,536	PG&E Corp.	6,804,376
105,271	PNM Resources, Inc.	3,458,153
60,316	Portland General Electric Co.	2,632,190
75,676	Spark Energy, Inc., Class A(b)	1,831,359
140,455	Xcel Energy, Inc.	5,835,905

		47,623,678

	Gas Utilities—11.9%
54,480	Atmos Energy Corp.	4,052,767
104,577	New Jersey Resources Corp.	3,550,389
28,989	ONE Gas, Inc.	1,776,446
37,201	Southwest Gas Corp.	2,695,584
43,990	Spire, Inc.	2,762,572
60,244	UGI Corp.	2,788,695

		17,626,453

	Integrated Telecommunication Services—5.1%
73,892	Consolidated Communications Holdings, Inc.	1,768,236
71,404	Verizon Communications, Inc.	3,434,532
285,948	Windstream Holdings, Inc.(b)	2,244,692

		7,447,460

	Multi-Utilities—38.3%
68,841	Ameren Corp.	3,438,608
67,500	Avista Corp.	2,794,500
46,497	Black Hills Corp.	2,875,840
159,729	CenterPoint Energy, Inc.	3,641,821
137,650	CMS Energy Corp.	5,801,948
60,817	Consolidated Edison, Inc.	4,594,724
52,694	DTE Energy Co.	5,059,151
251,896	NiSource, Inc.	5,859,101

Number of Shares		Value
	Common Stocks (continued)
	Multi-Utilities (continued)
51,089	NorthWestern Corp.	$2,940,172
71,210	SCANA Corp.	5,223,966
53,113	Sempra Energy	5,688,402
60,723	Vectren Corp.	3,054,974
93,595	WEC Energy Group, Inc.	5,589,493

		56,562,700

	Oil & Gas Storage & Transportation—3.6%
109,822	ONEOK, Inc.	5,318,679

	Renewable Electricity—3.1%
41,481	Ormat Technologies, Inc.	2,000,629
206,598	TerraForm Power, Inc., Class A(b)(c)	2,563,881

		4,564,510

	Water Utilities—5.7%
75,388	American Water Works Co., Inc.	5,581,728
92,713	Aqua America, Inc.	2,846,289

		8,428,017

	Total Common Stocks (Cost $145,600,819)	147,571,497

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.6%
3,779,650	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $3,779,650)	3,779,650

	Total Investments (Cost $149,380,469)—102.6%	151,351,147
	Other assets less liabilities—(2.6)%	(3,791,635)

	Net Assets—100.0%	$147,559,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares DWA Utilities Momentum Portfolio (PUI) (continued)

October 31, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares NASDAQ Internet Portfolio (PNQI)

October 31, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2016
Internet Software & Services	59.5
Internet Retail	36.3
Specialized REITs	3.8
Alternative Carriers	0.3
Casinos & Gaming	0.1
Wireless Telecommunication Services	0.1
Application Software	0.0
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Alternative Carriers—0.3%
26,610	Cogent Communications Group, Inc.	$981,909

	Application Software—0.0%
49,028	NQ Mobile, Inc., Class A ADR (China)(b)(c)	169,637

	Casinos & Gaming—0.1%
16,695	500.com Ltd., Class A ADR (China)(c)	282,813

	Internet Retail—36.3%
20,698	1-800-FLOWERS.COM, Inc., Class A(c)	197,666
29,915	Amazon.com, Inc.(c)	23,627,465
6,784	Blue Nile, Inc.	236,965
218,445	Ctrip.com International Ltd. ADR (China)(c)	9,644,347
66,414	Etsy, Inc.(c)	862,054
80,044	Expedia, Inc., Class A	10,344,086
15,982	FTD Cos., Inc.(c)	321,558
334,101	Groupon, Inc., Class A(b)(c)	1,333,063
452,766	JD.Com, Inc., Class A ADR (China)(c)	11,749,278
18,168	Lands’ End, Inc.(b)(c)	283,421
42,045	Liberty TripAdvisor Holdings, Inc., Series A(c)	933,399
24,654	MakeMyTrip Ltd. (India)(b)(c)	700,173
118,058	Netflix, Inc.(c)	14,741,902
17,244	Nutrisystem, Inc.	546,635
14,801	Overstock.com, Inc.(c)	216,835
11,985	PetMed Express, Inc.(b)	238,142
16,242	Priceline Group, Inc. (The)(c)	23,944,444
38,399	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	1,135,458
19,841	Shutterfly, Inc.(c)	972,209
77,576	TripAdvisor, Inc., Class A(c)	5,002,100

		107,031,200

	Internet Software & Services—59.5%
33,240	21Vianet Group, Inc., Class A ADR (China)(b)(c)	242,984
23,068	Actua Corp.(c)	268,742

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
102,021	Akamai Technologies, Inc.(c)	$7,087,399
26,645	Alarm.com Holdings, Inc.(b)(c)	777,501
29,997	Alphabet, Inc., Class C(c)	23,533,846
34,323	Angie’s List, Inc.(c)	264,287
6,298	Autobytel, Inc.(c)	102,972
26,883	Autohome, Inc., Class A ADR (China)(b)(c)	630,406
129,579	Baidu, Inc., Class A ADR (China)(c)	22,917,342
52,706	Bankrate, Inc.(c)	411,107
48,359	Bazaarvoice, Inc.(c)	236,959
16,821	Benefitfocus, Inc.(b)(c)	546,683
24,243	Blucora, Inc.(c)	322,432
15,789	Carbonite, Inc.(c)	269,203
18,447	Cimpress NV (Netherlands)(b)(c)	1,535,713
33,385	comScore, Inc.(c)	961,154
32,658	Cornerstone OnDemand, Inc.(c)	1,348,775
19,037	CoStar Group, Inc.(c)	3,562,203
34,949	Criteo SA ADR (France)(c)	1,263,406
29,246	DHI Group, Inc.(c)	166,702
61,599	EarthLink Holdings Corp.	352,346
357,737	eBay, Inc.(c)	10,199,082
80,098	Endurance International Group Holdings, Inc.(b)(c)	588,720
24,998	Envestnet, Inc.(c)	883,679
182,442	Facebook, Inc., Class A(c)	23,898,078
30,686	Five9, Inc.(c)	439,424
49,254	GoDaddy, Inc., Class A(c)	1,762,801
50,319	Gogo, Inc.(b)(c)	508,725
34,502	Hortonworks, Inc.(b)(c)	263,595
43,085	IAC/InterActiveCorp.	2,776,397
28,034	j2 Global, Inc.	1,994,619
33,737	LivePerson, Inc.(c)	286,765
14,776	LogMeIn, Inc.(b)	1,403,720
24,411	Match Group, Inc., Class A(b)(c)	440,863
25,783	MercadoLibre, Inc. (Argentina)	4,331,802
31,658	Mimecast Ltd.(b)(c)	640,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares NASDAQ Internet Portfolio (PNQI) (continued)

October 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet Software & Services (continued)
28,823	Momo, Inc., Class A ADR (China)(c)	$694,058
44,588	NetEase, Inc. ADR (China)	11,458,670
29,686	New Relic, Inc.(b)(c)	1,082,055
38,524	NIC, Inc.	884,126
134,905	Pandora Media, Inc.(b)(c)	1,528,474
73,769	Rackspace Hosting, Inc.(c)	2,356,182
28,422	RetailMeNot, Inc.(c)	257,219
20,447	Shutterstock, Inc.(b)(c)	1,206,169
40,792	SINA Corp. (China)(c)	2,942,735
22,611	Sohu.com, Inc. (China)(c)	846,330
9,914	SPS Commerce, Inc.(c)	618,435
10,082	Stamps.com, Inc.(b)(c)	983,499
49,403	TrueCar, Inc.(b)(c)	476,739
413,242	Twitter, Inc.(b)(c)	7,417,694
62,341	VeriSign, Inc.(b)(c)	5,237,891
29,492	Web.com Group, Inc.(c)	474,821
22,765	WebMD Health Corp.(c)	1,118,445
27,029	Weibo Corp., Class A ADR (China)(b)(c)	1,243,604
24,792	Wix.com Ltd. (Israel)(c)	991,680
269,119	Yahoo!, Inc.(c)	11,181,894
160,766	Yandex NV, Class A (Russia)(c)	3,165,483
22,090	YY, Inc., Class A ADR (China)(c)	1,061,866
31,432	Zillow Group, Inc., Class A(c)	1,038,199

		175,487,458

	Specialized REITs—3.8%
31,208	Equinix, Inc. REIT	11,149,994

	Wireless Telecommunication Services—0.1%
22,256	Boingo Wireless, Inc.(c)	216,328

	Total Common Stocks and Other Equity Interests (Cost $270,067,873)	295,319,339

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.4%
18,997,563	Invesco Government & Agency Portfolio—Institutional Class, 0.29%(d)(e) (Cost $18,997,563)	18,997,563

	Total Investments (Cost $289,065,436)—106.5%	314,316,902
	Other assets less liabilities—(6.5)%	(19,172,583)

	Net Assets—100.0%	$295,144,319

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at October 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of October 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

This Fund has holdings greater than 10% of net assets in the following country:

China	22.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)	PowerShares DWA Financial Momentum Portfolio (PFI)
Assets:
Unaffiliated investments, at value(a)	$178,768,350	$44,594,969	$230,903,640	$121,292,237	$26,612,243
Affiliated investments, at value	158,454	1,057,697	3,996,883	118,057	70,134

Total investments, at value	178,926,804	45,652,666	234,900,523	121,410,294	26,682,377
Receivables:
Investments sold	1,109,162	—	2,748,561	—	—
Dividends	101,804	7,668	35	78,909	10,171
Securities lending	—	—	1,755	—	—
Other assets	1,166	826	958	1,066	1,522

Total Assets	180,138,936	45,661,160	237,651,832	121,490,269	26,694,070

Liabilities:
Due to custodian	—	—	—	—	—
Payables:
Investments purchased	1,163,812	—	—	—	—
Shares repurchased	—	—	2,748,236	—	—
Collateral upon return of securities loaned	—	960,550	3,755,350	—	—
Accrued advisory fees	70,401	9,033	82,722	41,366	5,060
Accrued trustees’ and officer’s fees	18,645	17,147	18,345	21,327	16,159
Accrued expenses	113,861	76,071	195,324	113,905	47,797

Total Liabilities	1,366,719	1,062,801	6,799,977	176,598	69,016

Net Assets	$178,772,217	$44,598,359	$230,851,855	$121,313,671	$26,625,054

Net Assets Consist of:
Shares of beneficial interest	$194,084,555	$89,710,395	$253,593,642	$217,687,842	$39,138,556
Undistributed net investment income (loss)	169,522	(13,524)	303,622	(7,535)	111,261
Undistributed net realized gain (loss)	(19,392,902)	(46,948,007)	(30,134,445)	(109,955,098)	(13,347,119)
Net unrealized appreciation (depreciation)	3,911,042	1,849,495	7,089,036	13,588,462	722,356

Net Assets	$178,772,217	$44,598,359	$230,851,855	$121,313,671	$26,625,054

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,250,000	1,100,000	4,200,000	3,150,000	900,000
Net asset value	$55.01	$40.54	$54.96	$38.51	$29.58

Market price	$55.03	$40.56	$54.94	$38.58	$29.57

Unaffiliated investments, at cost	$174,857,308	$42,745,474	$223,814,604	$107,703,775	$25,889,887

Affiliated investments, at cost	$158,454	$1,057,697	$3,996,883	$118,057	$70,134

Total investments, at cost	$175,015,762	$43,803,171	$227,811,487	$107,821,832	$25,960,021

(a) Includes securities on loan with an aggregate value of	$—	$943,753	$3,689,154	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$60,435,979	$41,773,615	$151,713,781	$147,571,497	$295,319,339
95,535	—	10,622,138	3,779,650	18,997,563

60,531,514	41,773,615	162,335,919	151,351,147	314,316,902

2,242,403	—	—	5,086,645	—
24	164,586	27	247,507	16
—	—	157,670	8,137	12,073
991	923	1,117	1,164	—

62,774,932	41,939,124	162,494,733	156,694,600	314,328,991

—	85,687	—	70,785	32,183

—	—	—	—	—
2,241,901	—	—	5,086,102	—
—	—	10,505,409	3,779,650	18,997,563
18,268	12,121	51,738	52,894	154,926
20,127	18,770	17,886	17,705	—
91,604	53,535	126,647	127,952	—

2,371,900	170,113	10,701,680	9,135,088	19,184,672

$60,403,032	$41,769,011	$151,793,053	$147,559,512	$295,144,319

$159,441,858	$103,708,503	$201,379,007	$150,483,409	$275,547,915
(339,031)	155,256	21,125	719,540	(587,185)
(96,979,700)	(63,762,920)	(58,083,525)	(5,614,115)	(5,067,877)
(1,720,095)	1,668,172	8,476,446	1,970,678	25,251,466

$60,403,032	$41,769,011	$151,793,053	$147,559,512	$295,144,319

1,350,000	900,000	3,850,000	5,750,000	3,400,000
$44.74	$46.41	$39.43	$25.66	$86.81

$44.75	$46.40	$39.43	$25.66	$86.87

$62,156,074	$40,105,443	$143,237,335	$145,600,819	$270,067,873

$95,535	$—	$10,622,138	$3,779,650	$18,997,563

$62,251,609	$40,105,443	$153,859,473	$149,380,469	$289,065,436

$—	$—	$10,248,862	$3,521,650	$18,630,218

25

Statements of Operations

For the six months ended October 31, 2016

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	PowerShares DWA Energy Momentum Portfolio (PXI)	PowerShares DWA Financial Momentum Portfolio (PFI)
Investment Income:
Unaffiliated dividend income	$1,303,063	$274,790	$2,754,752	$580,619	$330,845
Affiliated dividend income	234	266	530	233	100
Securities lending income	—	—	1,756	330,685	—
Foreign withholding tax	—	—	—	—	(1,035)

Total Income	1,303,297	275,056	2,757,038	911,537	329,910

Expenses:
Advisory fees	465,754	143,626	691,503	321,426	71,546
Sub-licensing fees	100,993	43,074	207,377	96,388	7,663
Accounting & administration fees	18,030	18,846	27,680	18,041	18,034
Professional fees	13,800	13,712	13,570	14,852	13,623
Trustees’ and officer’s fees	4,938	5,072	6,741	4,982	4,109
Custodian & transfer agent fees	2,548	2,692	3,499	3,100	2,753
Other expenses	7,974	13,131	14,171	10,986	7,206

Total Expenses	614,037	240,153	964,541	469,775	124,934

Less: Waivers	(55,236)	(67,919)	(134,978)	(84,171)	(39,125)

Net Expenses	558,801	172,234	829,563	385,604	85,809

Net Investment Income (Loss)	744,496	102,822	1,927,475	525,933	244,101

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(3,948,254)	(5,755,655)	(12,475,847)	(3,443,997)	(793,588)
In-kind redemptions	16,938,816	(171,694)	12,148,527	10,600,375	1,711,770

Net realized gain (loss)	12,990,562	(5,927,349)	(327,320)	7,156,378	918,182

Net change in unrealized appreciation (depreciation) on investment securities	(10,122,209)	3,483,525	(2,023,000)	(4,975,398)	(611,409)

Net realized and unrealized gain (loss)	2,868,353	(2,443,824)	(2,350,320)	2,180,980	306,773

Net increase (decrease) in net assets resulting from operations	$3,612,849	$(2,341,002)	$(422,845)	$2,706,913	$550,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares DWA Healthcare Momentum Portfolio (PTH)	PowerShares DWA Industrials Momentum Portfolio (PRN)	PowerShares DWA Technology Momentum Portfolio (PTF)	PowerShares DWA Utilities Momentum Portfolio (PUI)	PowerShares NASDAQ Internet Portfolio (PNQI)

$56,857	$375,267	$435,308	$3,152,104	$480,563
206	146	280	320	137
16,574	—	180,795	123,433	84,621
—	(3,129)	—	—	—

73,637	372,284	616,383	3,275,857	565,321

181,870	110,635	412,233	509,185	846,953
54,561	11,793	123,670	134,611	—
18,837	18,022	18,501	19,075	—
13,987	13,430	13,366	12,894	—
4,486	4,223	5,446	5,863	—
3,506	3,393	3,249	2,923	—
12,172	7,696	11,266	7,549	—

289,419	169,192	587,731	692,100	846,953

(71,267)	(36,499)	(93,176)	(81,232)	(68)

218,152	132,693	494,555	610,868	846,885

(144,515)	239,591	121,828	2,664,989	(281,564)

(2,571,544)	(413,661)	(4,537,905)	(3,161,406)	(2,444,339)
8,412,472	1,959,224	12,727,307	13,041,814	15,357,527

5,840,928	1,545,563	8,189,402	9,880,408	12,913,188

(3,961,869)	(357,767)	6,211,213	(7,038,745)	22,159,191

1,879,059	1,187,796	14,400,615	2,841,663	35,072,379

$1,734,544	$1,427,387	$14,522,443	$5,506,652	$34,790,815

27

Statements of Changes in Net Assets

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares DWA Basic Materials Momentum Portfolio (PYZ)		PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income	$744,496	$814,137	$102,822	$722,497
Net realized gain (loss)	12,990,562	(3,589,718)	(5,927,349)	(19,340,333)
Net change in unrealized appreciation (depreciation)	(10,122,209)	9,952,259	3,483,525	(8,257,723)

Net increase (decrease) in net assets resulting from operations	3,612,849	7,176,678	(2,341,002)	(26,875,559)

Distributions to Shareholders from:
Net investment income	(693,873)	(869,950)	(359,574)	(507,462)

Shareholder Transactions:
Proceeds from shares sold	120,545,437	118,077,520	4,208,088	242,968,038
Value of shares repurchased	(113,189,616)	(33,968,926)	(49,873,548)	(219,083,505)

Net increase (decrease) in net assets resulting from shares transactions	7,355,821	84,108,594	(45,665,460)	23,884,533

Increase (Decrease) in Net Assets	10,274,797	90,415,322	(48,366,036)	(3,498,488)

Net Assets:
Beginning of period	168,497,420	78,082,098	92,964,395	96,462,883

End of period	$178,772,217	$168,497,420	$44,598,359	$92,964,395

Undistributed net investment income at end of period	$169,522	$118,899	$(13,524)	$243,228

Changes in Shares Outstanding:
Shares sold	2,150,000	2,350,000	100,000	5,250,000
Shares repurchased	(2,000,000)	(700,000)	(1,200,000)	(5,150,000)
Shares outstanding, beginning of period	3,100,000	1,450,000	2,200,000	2,100,000

Shares outstanding, end of period	3,250,000	3,100,000	1,100,000	2,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)		PowerShares DWA Energy Momentum Portfolio (PXI)		PowerShares DWA Financial Momentum Portfolio (PFI)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$1,927,475	$1,859,483	$525,933	$1,751,429	$244,101	$444,647
(327,320)	2,917,120	7,156,378	(47,431,832)	918,182	(1,326,466)
(2,023,000)	2,304,927	(4,975,398)	5,917,263	(611,409)	(271,892)

(422,845)	7,081,530	2,706,913	(39,763,140)	550,874	(1,153,711)

(2,274,524)	(1,309,748)	(674,207)	(2,409,629)	(251,991)	(414,019)

56,859,551	384,038,893	50,873,201	40,220,901	13,831,795	6,051,459
(120,380,346)	(190,454,068)	(56,878,689)	(55,939,362)	(16,923,611)	(13,512,339)

(63,520,795)	193,584,825	(6,005,488)	(15,718,461)	(3,091,816)	(7,460,880)

(66,218,164)	199,356,607	(3,972,782)	(57,891,230)	(2,792,933)	(9,028,610)

297,070,019	97,713,412	125,286,453	183,177,683	29,417,987	38,446,597

$230,851,855	$297,070,019	$121,313,671	$125,286,453	$26,625,054	$29,417,987

$303,622	$650,671	$(7,535)	$140,739	$111,261	$119,151

1,000,000	6,850,000	1,300,000	1,100,000	450,000	200,000
(2,100,000)	(3,450,000)	(1,450,000)	(1,500,000)	(550,000)	(450,000)
5,300,000	1,900,000	3,300,000	3,700,000	1,000,000	1,250,000

4,200,000	5,300,000	3,150,000	3,300,000	900,000	1,000,000

29

Statements of Changes in Net Assets (continued)

For the six months ended October 31, 2016 and the year ended April 30, 2016

(Unaudited)

	PowerShares DWA Healthcare Momentum Portfolio (PTH)		PowerShares DWA Industrials Momentum Portfolio (PRN)
	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016
Operations:
Net investment income (loss)	$(144,515)	$(954,074)	$239,591	$441,691
Net realized gain (loss)	5,840,928	(58,814,460)	1,545,563	(6,082,402)
Net change in unrealized appreciation (depreciation)	(3,961,869)	(13,159,154)	(357,767)	(4,408,769)

Net increase (decrease) in net assets resulting from operations	1,734,544	(72,927,688)	1,427,387	(10,049,480)

Distributions to Shareholders from:
Net investment income	—	—	(127,963)	(525,854)

Shareholder Transactions:
Proceeds from shares sold	33,292,735	169,070,157	12,068,975	64,488,214
Value of shares repurchased	(49,956,011)	(199,613,152)	(14,475,672)	(123,450,417)

Net increase (decrease) in net assets resulting from shares transactions	(16,663,276)	(30,542,995)	(2,406,697)	(58,962,203)

Increase (Decrease) in Net Assets	(14,928,732)	(103,470,683)	(1,107,273)	(69,537,537)

Net Assets:
Beginning of period	75,331,764	178,802,447	42,876,284	112,413,821

End of period	$60,403,032	$75,331,764	$41,769,011	$42,876,284

Undistributed net investment income (loss) at end of period	$(339,031)	$(194,516)	$155,256	$43,628

Changes in Shares Outstanding:
Shares sold	650,000	2,800,000	250,000	1,400,000
Shares repurchased	(1,000,000)	(4,200,000)	(300,000)	(2,850,000)
Shares outstanding, beginning of period	1,700,000	3,100,000	950,000	2,400,000

Shares outstanding, end of period	1,350,000	1,700,000	900,000	950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares DWA Technology Momentum Portfolio (PTF)		PowerShares DWA Utilities Momentum Portfolio (PUI)		PowerShares NASDAQ Internet Portfolio (PNQI)
October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016	October 31, 2016	April 30, 2016

$121,828	$(57,773)	$2,664,989	$1,801,366	$(281,564)	$(509,838)
8,189,402	(26,246,821)	9,880,408	4,654,292	12,913,188	13,802,424
6,211,213	(4,839,493)	(7,038,745)	6,605,206	22,159,191	(6,067,975)

14,522,443	(31,144,087)	5,506,652	13,060,864	34,790,815	7,224,611

—	—	(2,693,587)	(1,178,184)	—	—

47,360,042	288,451,357	85,730,454	198,194,423	33,731,758	136,066,781
(92,712,684)	(139,271,747)	(141,937,123)	(44,017,408)	(52,530,275)	(80,990,297)

(45,352,642)	149,179,610	(56,206,669)	154,177,015	(18,798,517)	55,076,484

(30,830,199)	118,035,523	(53,393,604)	166,059,695	15,992,298	62,301,095

182,623,252	64,587,729	200,953,116	34,893,421	279,152,021	216,850,926

$151,793,053	$182,623,252	$147,559,512	$200,953,116	$295,144,319	$279,152,021

$21,125	$(100,703)	$719,540	$748,138	$(587,185)	$(305,621)

1,150,000	7,050,000	3,150,000	8,250,000	400,000	1,750,000
(2,350,000)	(3,600,000)	(5,400,000)	(1,800,000)	(650,000)	(1,100,000)
5,050,000	1,600,000	8,000,000	1,550,000	3,650,000	3,000,000

3,850,000	5,050,000	5,750,000	8,000,000	3,400,000	3,650,000

31

Financial Highlights

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$54.35		$53.85	$52.33	$43.38	$38.24	$40.66
Net investment income(a)	0.23		0.58	0.43	0.51	0.63	0.47
Net realized and unrealized gain (loss) on investments	0.64		0.59	1.57	8.95	5.16	(2.46)
Total from investment operations	0.87		1.17	2.00	9.46	5.79	(1.99)
Distributions to shareholders from:
Net investment income	(0.21)		(0.67)	(0.48)	(0.51)	(0.65)	(0.43)
Net asset value at end of period	$55.01		$54.35	$53.85	$52.33	$43.38	$38.24
Market price at end of period(b)	$55.03		$54.38	$53.80	$52.31	$43.29	$38.20
Net Asset Value Total Return(c)	1.61%		2.32%	3.82%	21.97%	15.37%	(4.76)%
Market Price Total Return(c)	1.59%		2.47%	3.77%	22.18%	15.26%	(4.88)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$178,772		$168,497	$78,082	$94,190	$80,253	$66,924
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.64%	0.65%	0.65%
Expenses, prior to Waivers	0.66	%(d)	0.69%	0.69%	0.68%	0.72%	0.76%
Net investment income, after Waivers	0.80	%(d)	1.17%	0.79%	1.08%	1.59%	1.33%
Portfolio turnover rate(e)	76%		96%	80%	158%	63%	78%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$42.26		$45.93	$39.79	$34.19	$29.90	$27.54
Net investment income(a)	0.08		0.17	0.27	0.17	0.39	0.18
Net realized and unrealized gain (loss) on investments	(1.53)		(3.71)	6.06	5.63	4.24	2.37
Total from investment operations	(1.45)		(3.54)	6.33	5.80	4.63	2.55
Distributions to shareholders from:
Net investment income	(0.27)		(0.13)	(0.19)	(0.20)	(0.34)	(0.19)
Net asset value at end of period	$40.54		$42.26	$45.93	$39.79	$34.19	$29.90
Market price at end of period(b)	$40.56		$42.25	$45.93	$39.74	$34.16	$29.89
Net Asset Value Total Return(c)	(3.43)%		(7.73)%	15.91%	16.97%	15.67%	9.41%
Market Price Total Return(c)	(3.36)%		(7.76)%	16.06%	16.93%	15.60%	9.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,598		$92,964	$96,463	$45,754	$23,933	$19,437
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.64%	0.65%	0.65%
Expenses, prior to Waivers	0.84	%(d)	0.71%	0.81%	0.91%	0.93%	1.19%
Net investment income, after Waivers	0.36	%(d)	0.39%	0.63%	0.42%	1.29%	0.69%
Portfolio turnover rate(e)	59%		139%	114%	236%	130%	88%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015		2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$56.05		$51.43	$43.04		$39.69	$32.61	$31.36
Net investment income(a)	0.40		0.43	0.76	(b)	0.66	0.66	0.48
Net realized and unrealized gain (loss) on investments	(1.02)		4.54	8.37		3.26	7.13	1.22
Total from investment operations	(0.62)		4.97	9.13		3.92	7.79	1.70
Distributions to shareholders from:
Net investment income	(0.47)		(0.35)	(0.74)		(0.57)	(0.71)	(0.45)
Net asset value at end of period	$54.96		$56.05	$51.43		$43.04	$39.69	$32.61
Market price at end of period(c)	$54.94		$56.05	$51.43		$43.03	$39.67	$32.60
Net Asset Value Total Return(d)	(1.13)%		9.67%	21.28%		9.93%	24.29%	5.53%
Market Price Total Return(d)	(1.17)%		9.67%	21.31%		9.97%	24.27%	5.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$230,852		$297,070	$97,713		$38,738	$37,708	$39,131
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%		0.64%	0.65%	0.65%
Expenses, prior to Waivers	0.70	%(e)	0.69%	0.78%		0.79%	0.82%	0.89%
Net investment income, after Waivers	1.39	%(e)	0.76%	1.54	%(b)	1.56%	1.94%	1.54%
Portfolio turnover rate(f)	59%		113%	83%		175%	57%	35%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $5.77 per share owned of Pilgrim’s Pride Corp. on January 28, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.28 and 0.55%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Energy Momentum Portfolio (PXI)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$37.97		$49.51	$60.41	$48.39	$40.45	$44.63
Net investment income(a)	0.16		0.51	0.53	0.34	0.47	0.21
Net realized and unrealized gain (loss) on investments	0.59		(11.39)	(10.82)	12.01	8.13	(4.15)
Total from investment operations	0.75		(10.88)	(10.29)	12.35	8.60	(3.94)
Distributions to shareholders from:
Net investment income	(0.21)		(0.66)	(0.61)	(0.33)	(0.66)	(0.24)
Net asset value at end of period	$38.51		$37.97	$49.51	$60.41	$48.39	$40.45
Market price at end of period(b)	$38.58		$37.95	$49.51	$60.37	$48.36	$40.47
Net Asset Value Total Return(c)	1.98%		(22.01)%	(17.08)%	25.66%	21.48%	(8.79)%
Market Price Total Return(c)	2.21%		(22.05)%	(17.02)%	25.66%	21.35%	(8.78)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$121,314		$125,286	$183,178	$214,441	$137,916	$141,562
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.64%	0.66%	0.65%
Expenses, prior to Waivers	0.73	%(d)	0.76%	0.74%	0.64%	0.69%	0.66%
Net investment income, after Waivers	0.82	%(d)	1.32%	0.97%	0.65%	1.10%	0.54%
Portfolio turnover rate(e)	48%		119%	109%	198%	80%	107%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares DWA Financial Momentum Portfolio (PFI)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015		2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$29.42		$30.76	$27.82		$23.92		$20.08		$20.45
Net investment income(a)	0.26		0.42	0.37		0.32		0.35		0.25
Net realized and unrealized gain (loss) on investments	0.17		(1.37)	2.92		3.93		3.83		(0.42)
Total from investment operations	0.43		(0.95)	3.29		4.25		4.18		(0.17)
Distributions to shareholders from:
Net investment income	(0.27)		(0.39)	(0.35)		(0.35)		(0.34)		(0.20)
Net asset value at end of period	$29.58		$29.42	$30.76		$27.82		$23.92		$20.08
Market price at end of period(b)	$29.57		$29.43	$30.76		$27.79		$23.90		$20.07
Net Asset Value Total Return(c)	1.45%		(3.11)%	11.84%		17.89%		21.07%		(0.66)%
Market Price Total Return(c)	1.38%		(3.08)%	11.96%		17.86%		21.03%		(0.66)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,625		$29,418	$38,447		$36,167		$20,330		$18,071
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60	%(e)	0.64	%(e)	0.66	%(e)	0.65	%(e)
Expenses, prior to Waivers	0.87	%(d)	0.84%	0.85	%(e)	0.91	%(e)	1.10	%(e)	1.21	%(e)
Net investment income, after Waivers	1.71	%(d)	1.38%	1.24%		1.20%		1.66%		1.33%
Portfolio turnover rate(f)	64%		119%	115%		232%		118%		102%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$44.31		$57.68	$45.34	$38.76	$32.29	$31.41
Net investment income (loss)(a)	(0.09)		(0.27)	(0.20)	0.00 (b)	0.43	0.02
Net realized and unrealized gain (loss) on investments	0.52		(13.10)	12.54	6.73	6.39	0.86
Total from investment operations	0.43		(13.37)	12.34	6.73	6.82	0.88
Distributions to shareholders from:
Net investment income	—		—	—	(0.15)	(0.35)	—
Net asset value at end of period	$44.74		$44.31	$57.68	$45.34	$38.76	$32.29
Market price at end of period(c)	$44.75		$44.28	$57.64	$45.34	$38.69	$32.30
Net Asset Value Total Return(d)	0.97%		(23.18)%	27.22%	17.41%	21.31%	2.80%
Market Price Total Return(d)	1.06%		(23.18)%	27.13%	17.62%	21.06%	2.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,403		$75,332	$178,802	$106,560	$60,071	$37,134
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.64%	0.65%	0.65%
Expenses, prior to Waivers	0.80	%(e)	0.70%	0.68%	0.68%	0.74%	0.82%
Net investment income (loss), after Waivers	(0.40	)%(e)	(0.48)%	(0.38)%	0.01%	1.26%	0.05%
Portfolio turnover rate(f)	90%		200%	151%	278%	93%	99%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Industrials Momentum Portfolio (PRN)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$45.13		$46.84	$46.47	$36.74	$30.02	$32.47
Net investment income(a)	0.26		0.22	0.17	0.19	0.52	0.22
Net realized and unrealized gain (loss) on investments	1.16		(1.73)	0.35	9.72	6.89	(2.48)
Total from investment operations	1.42		(1.51)	0.52	9.91	7.41	(2.26)
Distributions to shareholders from:
Net investment income	(0.14)		(0.20)	(0.15)	(0.18)	(0.65)	(0.19)
Return of capital	—		—	—	—	(0.04)	—
Total distributions	(0.14)		(0.20)	(0.15)	(0.18)	(0.69)	(0.19)
Net asset value at end of period	$46.41		$45.13	$46.84	$46.47	$36.74	$30.02
Market price at end of period(b)	$46.40		$45.13	$46.85	$46.43	$36.72	$30.00
Net Asset Value Total Return(c)	3.14%		(3.24)%	1.12%	27.01%	25.18%	(6.91)%
Market Price Total Return(c)	3.11%		(3.26)%	1.23%	26.97%	25.19%	(7.00)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$41,769		$42,876	$112,414	$169,622	$38,573	$30,017
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.63%	0.65%	0.65%
Expenses, prior to Waivers	0.76	%(d)	0.65%	0.64%	0.66%	0.92%	0.80%
Net investment income, after Waivers	1.08	%(d)	0.48%	0.36%	0.43%	1.65%	0.77%
Portfolio turnover rate(e)	63%		122%	121%	285%	116%	129%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares DWA Technology Momentum Portfolio (PTF)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$36.16		$40.37	$32.44	$29.14	$27.29	$27.66
Net investment income (loss)(a)	0.03		(0.01)	0.17	0.04	0.17	0.01
Net realized and unrealized gain (loss) on investments	3.24		(4.20)	8.02	3.32	1.88	(0.38)
Total from investment operations	3.27		(4.21)	8.19	3.36	2.05	(0.37)
Distributions to shareholders from:
Net investment income	—		—	(0.26)	(0.06)	(0.20)	—
Net asset value at end of period	$39.43		$36.16	$40.37	$32.44	$29.14	$27.29
Market price at end of period(b)	$39.43		$36.16	$40.36	$32.45	$29.06	$27.28
Net Asset Value Total Return(c)	9.04%		(10.43)%	25.29%	11.52%	7.59%	(1.34)%
Market Price Total Return(c)	9.04%		(10.41)%	25.22%	11.86%	7.34%	(1.34)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$151,793		$182,623	$64,588	$53,525	$32,053	$31,387
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.64%	0.65%	0.65%
Expenses, prior to Waivers	0.71	%(d)	0.70%	0.77%	0.80%	0.89%	0.94%
Net investment income (loss), after Waivers	0.15	%(d)	(0.03)%	0.46%	0.13%	0.63%	0.03%
Portfolio turnover rate(e)	76%		159%	157%	263%	95%	108%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares DWA Utilities Momentum Portfolio (PUI)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.12		$22.51	$22.49	$19.82	$16.69	$17.12
Net investment income(a)	0.35		0.64	0.57	0.47	0.45	0.41
Net realized and unrealized gain (loss) on investments	0.57		2.60	(0.01)	2.68	3.14	(0.38)
Total from investment operations	0.92		3.24	0.56	3.15	3.59	0.03
Distributions to shareholders from:
Net investment income	(0.38)		(0.63)	(0.54)	(0.48)	(0.46)	(0.46)
Net asset value at end of period	$25.66		$25.12	$22.51	$22.49	$19.82	$16.69
Market price at end of period(b)	$25.66		$25.10	$22.50	$22.47	$19.79	$16.66
Net Asset Value Total Return(c)	3.65%		14.86%	2.48%	16.27%	21.90%	0.26%
Market Price Total Return(c)	3.73%		14.81%	2.53%	16.35%	21.94%	0.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$147,560		$200,953	$34,893	$41,601	$42,604	$43,393
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.68	%(d)	0.74%	0.80%	0.77%	0.81%	0.77%
Net investment income, after Waivers	2.62	%(d)	2.74%	2.49%	2.31%	2.54%	2.45%
Portfolio turnover rate(e)	31%		91%	47%	131%	48%	71%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares NASDAQ Internet Portfolio (PNQI)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$76.48		$72.28	$61.62	$46.09	$41.08	$41.37
Net investment income (loss)(a)	(0.08)		(0.16)	(0.21)	(0.27)	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	10.41		4.36	10.87	15.80	5.04	(0.21)
Total from investment operations	10.33		4.20	10.66	15.53	5.03	(0.29)
Distributions to shareholders from:
Net investment income	—		—	—	—	(0.02)	—
Net asset value at end of period	$86.81		$76.48	$72.28	$61.62	$46.09	$41.08
Market price at end of period(b)	$86.87		$76.44	$72.26	$61.51	$46.08	$41.08
Net Asset Value Total Return(c)	13.50%		5.81%	17.30%	33.70%	12.26%	(0.70)%
Market Price Total Return(c)	13.64%		5.79%	17.48%	33.48%	12.23%	(0.77)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$295,144		$279,152	$216,851	$289,628	$64,525	$63,678
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.20	)%(d)	(0.21)%	(0.31)%	(0.42)%	(0.02)%	(0.22)%
Portfolio turnover rate(e)	4%		27%	31%	21%	20%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2016, the Trust offered fifty-three portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)	“DWA Basic Materials Momentum Portfolio”
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)	“DWA Consumer Cyclicals Momentum Portfolio”
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)	“DWA Consumer Staples Momentum Portfolio”
PowerShares DWA Energy Momentum Portfolio (PXI)	“DWA Energy Momentum Portfolio”
PowerShares DWA Financial Momentum Portfolio (PFI)	“DWA Financial Momentum Portfolio”
PowerShares DWA Healthcare Momentum Portfolio (PTH)	“DWA Healthcare Momentum Portfolio”
PowerShares DWA Industrials Momentum Portfolio (PRN)	“DWA Industrials Momentum Portfolio”
PowerShares DWA Technology Momentum Portfolio (PTF)	“DWA Technology Momentum Portfolio”
PowerShares DWA Utilities Momentum Portfolio (PUI)	“DWA Utilities Momentum Portfolio”
PowerShares NASDAQ Internet Portfolio (PNQI)	“NASDAQ Internet Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of NASDAQ Internet Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum Portfolio	Dorsey Wright® Basic Materials Technical Leaders Index
DWA Consumer Cyclicals Momentum Portfolio	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
DWA Consumer Staples Momentum Portfolio	Dorsey Wright® Consumer Staples Technical Leaders Index
DWA Energy Momentum Portfolio	Dorsey Wright® Energy Technical Leaders Index
DWA Financial Momentum Portfolio	Dorsey Wright® Financials Technical Leaders Index
DWA Healthcare Momentum Portfolio	Dorsey Wright® Healthcare Technical Leaders Index
DWA Industrials Momentum Portfolio	Dorsey Wright® Industrials Technical Leaders Index
DWA Technology Momentum Portfolio	Dorsey Wright® Technology Technical Leaders Index
DWA Utilities Momentum Portfolio	Dorsey Wright® Utilities Technical Leaders Index
NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

38

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

39

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. NASDAQ Internet Portfolio is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Momentum Investing Risk. Each Fund (except NASDAQ Internet Portfolio) employs a “momentum” style of investing that is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, each Fund will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and any Unaffiliated Trustee, acquired fund fees and expenses, if any, and extraordinary expenses.

NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended October 31, 2016, DWA Consumer Cyclicals Momentum Portfolio, DWA Consumer Staples Momentum Portfolio, DWA Energy Momentum Portfolio, DWA Healthcare Momentum Portfolio, DWA Technology Momentum Portfolio, DWA Utilities Momentum Portfolio and NASDAQ Internet Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to that Investment Advisory Agreement, each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

As compensation for its services, NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet Portfolio), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) of each Fund (except NASDAQ Internet Portfolio) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2017. Offering costs excluded from the Expense Cap for each Fund are: (a) initial legal fees pertaining to the Funds’ Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2017. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration. This agreement is not subject to recapture by the Adviser.

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For the six-month period ended October 31, 2016, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum Portfolio	$55,236
DWA Consumer Cyclicals Momentum Portfolio	67,919
DWA Consumer Staples Momentum Portfolio	134,978
DWA Energy Momentum Portfolio	84,171
DWA Financial Momentum Portfolio	39,125
DWA Healthcare Momentum Portfolio	71,267
DWA Industrials Momentum Portfolio	36,499
DWA Technology Momentum Portfolio	93,176
DWA Utilities Momentum Portfolio	81,232
NASDAQ Internet Portfolio	68

The Expense Agreement provides that the fees waived or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee was waived or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to NASDAQ Internet Portfolio.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2016 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/17	4/30/18	4/30/19	10/31/19
DWA Basic Materials Momentum Portfolio	$234,538	$32,772	$82,414	$64,234	$55,118
DWA Consumer Cyclicals Momentum Portfolio	470,670	72,285	127,393	203,205	67,787
DWA Consumer Staples Momentum Portfolio	523,655	58,654	101,972	228,313	134,716
DWA Energy Momentum Portfolio	573,428	—	290,036	199,340	84,052
DWA Financial Momentum Portfolio	281,434	69,854	94,203	78,303	39,074
DWA Healthcare Momentum Portfolio	390,865	38,353	88,576	192,773	71,163
DWA Industrials Momentum Portfolio	165,234	30,573	48,372	49,864	36,425
DWA Technology Momentum Portfolio	429,401	60,072	104,492	171,801	93,036
DWA Utilities Momentum Portfolio	308,813	53,817	83,252	90,675	81,069

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Full Name	Licensor
DWA Basic Materials Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Consumer Cyclicals Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Consumer Staples Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Energy Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Financial Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Healthcare Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Industrials Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Technology Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Utilities Momentum Portfolio	Dorsey Wright & Associates, LLC
NASDAQ Internet Portfolio	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The

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Funds (except for NASDAQ Internet Portfolio) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of October 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Healthcare Momentum Portfolio
Equity Securities	$60,516,566	$—	$14,948	$60,531,514

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA Basic Materials Momentum Portfolio	$3,783,798	$4,534,904	$2,521,492	$18,863,599	$855,858	$30,559,651	$205,528
DWA Consumer Cyclicals Momentum Portfolio	1,993,654	—	2,042,056	14,021,123	—	18,056,833	1,246,058
DWA Consumer Staples Momentum Portfolio	2,156,980	3,935,363	1,180,566	5,101,746	—	12,374,655	562,037
DWA Energy Momentum Portfolio	2,869,667	3,914,682	1,167,692	78,949,662	5,073,162	91,974,865	880,885
DWA Financial Momentum Portfolio	1,821,971	4,413,894	1,979,006	4,049,429	—	12,264,300	614,940
DWA Healthcare Momentum Portfolio	17,890,879	18,737,951	2,739,963	36,409,098	—	75,777,891	2,234,184

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				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA Industrials Momentum Portfolio	$6,525,387	$21,245,288	$2,746,746	$32,845,118	$120,210	$63,482,749	$1,476,057
DWA Technology Momentum Portfolio	8,220,697	7,658,564	3,016,840	20,810,078	62,230	39,768,409	2,465,875
DWA Utilities Momentum Portfolio	1,366,073	5,885,935	874,386	5,215,594	1,459,850	14,801,838	2,124,736
NASDAQ Internet Portfolio	—	3,360	74,863	4,699,286	4,237,909	9,015,418	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended October 31, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Basic Materials Momentum Portfolio	$150,731,352	$153,101,473
DWA Consumer Cyclicals Momentum Portfolio	34,533,642	35,384,445
DWA Consumer Staples Momentum Portfolio	165,248,577	167,236,638
DWA Energy Momentum Portfolio	63,955,712	66,267,726
DWA Financial Momentum Portfolio	19,425,358	19,632,607
DWA Healthcare Momentum Portfolio	68,210,351	67,686,942
DWA Industrials Momentum Portfolio	29,463,977	28,582,859
DWA Technology Momentum Portfolio	130,984,956	130,320,243
DWA Utilities Momentum Portfolio	61,190,575	61,158,319
NASDAQ Internet Portfolio	10,186,726	10,388,454

For the six-month period ended October 31, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Basic Materials Momentum Portfolio	$120,520,259	$109,556,188
DWA Consumer Cyclicals Momentum Portfolio	4,208,343	49,294,918
DWA Consumer Staples Momentum Portfolio	56,857,677	118,658,970
DWA Energy Momentum Portfolio	50,883,745	54,684,066
DWA Financial Momentum Portfolio	13,818,104	16,646,002
DWA Healthcare Momentum Portfolio	33,195,585	50,519,513
DWA Industrials Momentum Portfolio	12,071,110	15,221,229
DWA Technology Momentum Portfolio	47,370,184	93,298,540
DWA Utilities Momentum Portfolio	85,677,653	141,945,380
NASDAQ Internet Portfolio	33,694,656	52,437,636

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At October 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Basic Materials Momentum Portfolio	$10,997,485	$(7,206,085)	$3,791,400	$175,135,404
DWA Consumer Cyclicals Momentum Portfolio	3,366,260	(1,604,868)	1,761,392	43,891,274
DWA Consumer Staples Momentum Portfolio	15,398,552	(8,829,237)	6,569,315	228,331,208
DWA Energy Momentum Portfolio	16,550,065	(3,171,618)	13,378,447	108,031,847
DWA Financial Momentum Portfolio	1,559,587	(858,240)	701,347	25,981,030
DWA Healthcare Momentum Portfolio	4,303,873	(6,059,511)	(1,755,638)	62,287,152

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Industrials Momentum Portfolio	$3,204,799	$(1,581,752)	$1,623,047	$40,150,568
DWA Technology Momentum Portfolio	17,236,450	(8,777,666)	8,458,784	153,877,135
DWA Utilities Momentum Portfolio	4,696,901	(2,753,854)	1,943,047	149,408,100
NASDAQ Internet Portfolio	48,933,334	(27,888,192)	21,045,142	293,271,760

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees, any Unaffiliated Trustee, and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet Portfolio. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. Subsequent Event

Effective December 7, 2016, each Fund’s Shares (except for NASDAQ Internet Portfolio) were listed and began trading on The NASDAQ Stock Market LLC.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust (excluding PowerShares NASDAQ Internet Portfolio), you incur advisory fees and other Fund expenses. As a shareholder of a Fund of the PowerShares NASDAQ Internet Portfolio, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2016.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Basic Materials Momentum Portfolio (PYZ)
Actual	$1,000.00	$1,016.09	0.60%	$3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)
Actual	1,000.00	965.66	0.60	2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Consumer Staples Momentum Portfolio (PSL)
Actual	1,000.00	988.68	0.60	3.01
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Energy Momentum Portfolio (PXI)
Actual	1,000.00	1,019.78	0.60	3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Financial Momentum Portfolio (PFI)
Actual	1,000.00	1,014.51	0.60	3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Healthcare Momentum Portfolio (PTH)
Actual	1,000.00	1,009.69	0.60	3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

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Fees and Expenses (continued)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Industrials Momentum Portfolio (PRN)
Actual	$1,000.00	$1,031.37	0.60%	$3.07
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Technology Momentum Portfolio (PTF)
Actual	1,000.00	1,090.44	0.60	3.16
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares DWA Utilities Momentum Portfolio (PUI)
Actual	1,000.00	1,036.46	0.60	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
PowerShares NASDAQ Internet Portfolio (PNQI)
Actual	1,000.00	1,135.04	0.60	3.23
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

P-PS-SAR-3
©2016 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

Item 2. Code of Ethics.

Not required for semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual period.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PWC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual period.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics

Not required for semi-annual report.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Exchange-Traded Fund Trust

By (Signature and Title) /s/ Daniel E. Draper Daniel E. Draper President

Date January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel E. Draper Daniel E. Draper President

Date January 5, 2017

By (Signature and Title) /s/ Steven Hill Steven Hill Treasurer

Date January 5, 2017